AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                      ON April 20, 2005 File No. 333-100131
                                File No. 811-9154
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                         POST-EFFECTIVE AMENDMENT NO. 3

                                   ON FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 23

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                           (Exact Name of Registrant)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
               (Complete Address of Depositor's Principal Office)

                                WILLIAM F. EMMONS
                          Lincoln Benefit Life Company
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
                                 1-800-525-9287
                (Name and Complete Address of Agent for Service)

                                    Copy to:
                           CHRISTOPHER S. PETITO, Esq.
                     LeBoeuf, Lamb, Greene & MacRae, L.L.P.
                           1875 Connecticut Avenue, NW
                             Washington, D.C. 20009

 -------------------------------------------------------------------------------
Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

          immediately upon filing pursuant to paragraph (b) of Rule 485

     X    on April 30, 2005 pursuant to paragraph (b) of Rule 485

          60 days after filing pursuant to paragraph (a) of Rule 485 on --------- pursuant to paragraph (a) of Rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of

1940.

           CONSULTANT ACCUMULATOR VARIABLE UNIVERSAL LIFE PROSPECTUS



          Flexible Premium Variable Universal Life Insurance Policies



                                   Issued by:

                          Lincoln Benefit Life Company



                              In connection with:

                   Lincoln Benefit Life Variable Life Account



                                Street Address:

                              2940 S. 84th Street

                             Lincoln, NE 68506-4142



                                Mailing Address:

                                 P.O. Box 80469

                             Lincoln, NE 68501-0469



                       Telephone Number:  1-800-865-5237



This Prospectus describes information you should know before you purchase the Consultant Accumulator Flexible Premium Variable Universal Life Insurance Policy. Please read it carefully and retain it for your records.

This Policy is designed to provide both life insurance protection and flexibility in connection with Premium payments and Death Benefits. Subject to certain restrictions, you may vary the frequency and amount of Premium payments and increase or decrease the level of life insurance benefits payable under the Policy. The Policy may be unavailable for sale in some states. In addition, it may not be advantageous for you to replace existing insurance coverage or buy additional insurance coverage if you already own a variable life insurance policy.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                 The date of this Prospectus is April 30, 2005


                                 1  PROSPECTUS

TABLE OF CONTENTS
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                                 PAGE

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SUMMARY
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  Description of the Policy and Policy Benefits                                3
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  Risks of the Policy                                                          5
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  The Portfolios And Associated Risks                                          6
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FEE TABLES
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  Transaction Fees                                                             7
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  Periodic Charges Other Than Portfolio Operating Expenses                     8
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  Optional Benefit Charges                                                     9
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  Portfolio Annual Expenses                                                   10
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PURCHASE OF POLICY AND PREMIUMS
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  Application for a Policy                                                    10
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  Premium Payments                                                            10
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  Premium Limits                                                              11
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  Safety Net Premium                                                          11
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  Modified Endowment Contracts                                                11
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  Allocation of Premiums                                                      12
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POLICY VALUE
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  General                                                                     12
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  Accumulation Units                                                          12
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  Accumulation Unit Value                                                     12
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  Postponement of Payments                                                    13
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TRANSFERS
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  General                                                                     13
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  Transfers Authorized by Telephone                                           13
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  Dollar Cost Averaging                                                       14
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  Portfolio Rebalancing                                                       14
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  Market Timing and Excessive Trading                                         14
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  Trading Limitations                                                         15
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INVESTMENT AND FIXED ACCOUNT OPTIONS
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  The Subaccounts and the Portfolios                                          15
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  Voting Rights                                                               20
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  Additions, Deletions and Substitutions of Securities                        21
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  The Fixed Account                                                           21
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DEATH BENEFITS AND OPTIONAL INSURANCE BENEFITS
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  Death Benefits                                                              22
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  Death Benefit Options                                                       22
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  Change to Death Benefit Option                                              22
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  Change to Face Amount                                                       23
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  Optional Insurance Benefits                                                 23
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POLICY LOANS
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  General                                                                     24
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  Loan Interest                                                               24
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  Loan Repayment                                                              25
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                                 PAGE

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  Pre-Existing Loan                                                           25
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  Effect on Policy Value                                                      25
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SURRENDERS AND WITHDRAWALS
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  Surrenders                                                                  25
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  Partial Withdrawal                                                          25
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SETTLEMENT OPTIONS                                                            26
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LAPSE AND REINSTATEMENT
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  Lapse and Grace Period                                                      27
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  Reinstatement                                                               27
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CANCELLATION AND CONVERSION RIGHTS
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  Free Look Period                                                            27
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  Conversion                                                                  27
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CHARGES AND DEDUCTIONS
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  Premium Expense Charge                                                      27
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  Monthly Deduction                                                           28
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  Policy Fee                                                                  28
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  Administrative Expense Charge                                               28
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  Mortality and Expense Risk Charge                                           28
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  Cost of Insurance Charge                                                    28
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  Rider Charges                                                               29
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  Separate Account Income Taxes                                               29
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  Portfolio Charges                                                           29
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  Surrender Charge                                                            29
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  Transfer Fee                                                                30
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GENERAL POLICY PROVISIONS
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  Beneficiaries                                                               31
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  Assignment                                                                  31
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  Dividends                                                                   31
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ABOUT US
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  Lincoln Benefit Life Company                                                31
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  The Separate Account                                                        31
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FEDERAL TAXES
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  Introduction                                                                31
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  Taxation of the Company and the Separate Account                            32
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  Taxation of Policy Benefits                                                 32
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  Modified Endowment Contracts                                                33
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  Diversification Requirements                                                33
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  Ownership Treatment                                                         33
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DISTRIBUTION                                                                  34
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LEGAL PROCEEDINGS                                                             34
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LEGAL MATTERS                                                                 35
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FINANCIAL STATEMENTS                                                          35
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ILLUSTRATION OF POLICY VALUES, DEATH BENEFITS, AND NET SURRENDER VALUES       36


                                 2  PROSPECTUS

--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                                     40
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THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH
SUCH OFFERING MAY NOT BE LAWFULLY MADE. LINCOLN BENEFIT LIFE COMPANY DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

Capitalized terms used in this prospectus are defined where first used or in the Glossary beginning on page 40 of this prospectus.


SUMMARY
--------------------------------------------------------------------------------


DESCRIPTION OF THE POLICY AND POLICY BENEFITS
1.   WHAT IS A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY?

Your Policy is designed to be flexible to meet your specific life insurance needs. Your Policy has a Death Benefit, Policy Value (both terms defined below) and other features of life insurance providing fixed benefits. Your Policy is a "flexible premium" policy because you have a great amount of flexibility in determining when and how much Premium you want to pay. Your Policy is a "variable" policy because the Death Benefit and Policy Value vary according to the investment performance of the Subaccounts to which you have allocated your Premiums. The Policy provides you with an opportunity to take advantage of any increase in your Policy Value but you also bear the risk of any decrease.

2.   WHAT ARE THE PREMIUMS FOR THIS POLICY?

You have considerable flexibility as to the timing and amount of your Premiums.
 You have a required first year Premium for your Policy, which is based on your Policy's Face Amount and the Insured's age, sex and risk class. You do not have to pay the required Premium after the first Policy Year. However, to take advantage of the Safety Net Premium feature (discussed below), you must pay the cumulative Safety Net Premiums due. Otherwise, you may pay any level of Premium, as long as the Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code. For more information, please see "Purchase of Policy and Premiums" on page 10 and "Federal Taxes" beginning on page 31.

You also may establish a planned periodic Premium. You are not required to pay the planned periodic Premium and we will not terminate your Policy merely because you did not.

If you pay more Premium than permitted under section 7702A of the Tax Code, your Policy would be classified as a modified endowment contract, which would affect the federal income tax treatment of loans and withdrawals. For more information, see "Federal Taxes - Modified Endowment Contracts" on page 33.

3.   WHAT IS THE SAFETY NET PREMIUM FEATURE?

Unless otherwise required by your state, we agree to keep the Policy (including any riders) in force for a specified period, regardless of the investment performance of the Subaccounts, as long as your total Premiums paid (as reduced to reflect withdrawals and Policy Debt) at least equals the cumulative Safety Net Premium amount shown in your Policy. If the Insured is age 60 or less at the Issue Date, the specified period is the first twenty Policy Years.
 Otherwise, it runs from the Issue Date until the next Policy Anniversary after the Insured's 80th birthday. In some states, the Safety Net Premium Period is less than twenty years as required by law. For additional discussion, see "Purchase of Policy and Premiums - Safety Net Premium" on page 11.

When the Safety Net Premium is not in effect, your Policy remains in force as long as the Net Surrender Value is large enough to pay the charges on your Policy as they come due. For more detail please see "Lapse and Reinstatement" on page 27.

4.   HOW IS MY POLICY VALUE DETERMINED?

Your Premiums are invested in one or more of the Subaccounts or allocated to the Fixed Account, as you instruct us. Your Policy Value is the sum of the values of your interests in the Subaccounts of the Separate Account, plus the values in the Fixed Account and the Loan Account. Your Policy Value depends on the investment performance of the Subaccounts and the amount of interest we credit to the Fixed Account, as well as the Net Premiums paid, partial withdrawals, and charges assessed. We have summarized the charges imposed under the Policy in "Fee Tables" and described them in more detail in "Charges and Deductions" on page 27. For additional discussion of your Policy Value, please see "Policy Value" on page 12.

5.   WHAT ARE THE INVESTMENT CHOICES FOR THIS POLICY?

The Policy currently offers multiple investment options, each of which is a Subaccount. You may invest in up to twenty-one (21) Subaccounts or twenty (20) Subaccounts plus the Fixed Account. Each Subaccount invests in a single Portfolio. See "Investment and Fixed Account Options - The Portfolios" on page 15 for a listing of the Subaccounts currently available under the Policy. We also offer a Fixed Account option. You may transfer money among your investment choices, subject to restrictions. Please see "Risks of the Policy" on page 5 and "Transfers - Trading Limitations" on page 15.

6.   HOW ARE MY PREMIUMS ALLOCATED?


                                 3  PROSPECTUS

Before your Premiums are allocated to the Policy Value, we deduct a Premium Expense Charge of 5.25%. For more detail, see "Charges and Deductions" on page
27. The amount remaining after the deduction of the Premium Expense Charge is called the Net Premium.

When you apply for the Policy, you specify in your application how to allocate your Net Premiums. You may change your allocations at any time by notifying us in writing at the address on the front cover of this Prospectus. See "Purchase of Policy and Premiums - Allocation of Premiums" on page 12.

Generally, we allocate your initial Premiums to the Subaccounts and the Fixed Account when we have received your Premium and underwriting approval. We reserve the right, however, to delay the allocation of your initial Premium to the Subaccounts as described in "Premiums - Allocation of Premiums" on page 12.
 Furthermore, if outstanding requirements prevent us from placing your Policy in force, your Premiums are not allocated until you satisfy those requirements.

We generally allocate your other Premiums to the Subaccounts and the Fixed Account as of the date we receive your Premiums in our home office. However, we reserve the right to delay the allocation of any Premium that requires underwriting.

7.   MAY I TRANSFER POLICY VALUE AMONG THE SUBACCOUNTS AND THE FIXED ACCOUNT?

You may transfer Policy Value among the Subaccounts and the Fixed Account by writing to or calling us at 1-800-865-5237. While you also may transfer amounts from the Fixed Account, certain restrictions may apply. While we currently are waiving the transfer fee, we reserve the right under your Policy to charge a transfer fee on certain transfers.

In addition, you may use our automatic Dollar Cost Averaging Program or our Portfolio Rebalancing Program, though you may not use both at the same time. For additional information, please see "Transfers - Dollar Cost Averaging" on page 14.

8.   WHAT ARE THE DEATH BENEFIT OPTIONS?

While your Policy is in force, we will pay a Death Benefit to the Beneficiary upon the death of the Insured. The Policy provides for two Death Benefit options you may choose between while the Insured is alive. Under Option 1, the Death Benefit is equal to the greater of your Policy's Face Amount or the Policy Value multiplied by a specified percentage. Under Option 2, the Death Benefit is equal to the greater of your Policy's Face Amount plus the Policy Value on the Insured's date of death or the Policy Value multiplied by a specified percentage. Decreases in the Policy Value never cause the Death Benefit to be less than the Face Amount. Before we pay the Death Benefit to the Beneficiary, however, we subtract an amount sufficient to repay any outstanding Policy Debt and to pay any due and unpaid charge. For additional information, please see "Policy Loans" on page 24 and "Death Benefits and Optional Insurance Benefits" on page 22.

9.   HOW IS THE DEATH BENEFIT PAID?

While the Policy is in force and when the Insured dies, we pay a Death Benefit to your Beneficiary. You or your Beneficiary may choose to receive the proceeds of the Policy in the form of a lump sum payment or over a period under an optional payment plan. The Death Benefit proceeds are reduced by any amount you owe us, such as outstanding loans, loan interest or unpaid charges. The proceeds may be increased if, for example, you have added a rider that provides an additional benefit. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the Insured dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied.

10.   CAN I INCREASE OR DECREASE MY POLICY'S FACE AMOUNT?

Yes, you have considerable flexibility to increase or decrease your Policy's Face Amount. You may request an increase and/or a decrease after the first Policy Year by sending a written request to us. Your requested increase must be at least $10,000. If you request an increase, you must provide evidence of insurability to us that meets our standards. An increase in the Face Amount increases the charges deducted from your Policy Value. You may not decrease the Face Amount of your Policy below $100,000. We do not permit a Face Amount change if the Policy is in the Grace Period. For more detail, see "Death Benefits and Optional Insurance Benefits - Change to Face Amount" on page 23.
 In addition, modifying your Policy's Face Amount might have tax ramifications. For an additional discussion, please see "Federal Taxes" on page 31.

11.   DO I HAVE ACCESS TO THE VALUE OF MY POLICY?

Yes.  You may surrender your Policy at any time for its Net Surrender Value.
 Upon surrender, life insurance coverage under your Policy ends. We may subtract a surrender charge from your surrender proceeds during the first nine Policy Years and the first nine years following an increase to the Face Amount.
 For more information concerning the calculation of surrender charges, see "Charges and Deductions - Surrender Charge" on page 29.

You also may withdraw part of your Policy Value through a partial withdrawal, which must equal at least $500. In addition, the maximum partial withdrawal amount may not reduce the Face Amount below $25,000. For more detail, see "Surrenders and Withdrawals" on page 25.

Surrenders and withdrawals may have tax consequences. For an additional discussion, please see "Risks of the


                                 4  PROSPECTUS

Policy" on page 5 and "Federal Taxes - Taxation of Policy Benefits" on page 32.

12.MAY I TAKE OUT A POLICY LOAN?

You may borrow money from us using your Policy as security for the loan. The maximum loan amount is equal to 90% of the Surrender Value. Other restrictions may apply if your Policy is issued in connection with a Qualified Plan. For more detail, see "Policy Loans" on page 24. For a discussion regarding the possible tax consequences of loans, see "Federal Taxes" on page 31.

13.   CAN I EXCHANGE MY POLICY?

During the first 24 months after your Policy is issued, or the first two years after an increase in the Face Amount, if your Policy remains in force, you may exchange or amend your Policy to convert it to a non-variable universal life insurance policy without submitting proof of insurability. We will accomplish the conversion by transferring all of your Policy Value to the Fixed Account and ending your right under the Policy to allocate Policy Value to the Subaccounts. Charges under the amended Policy will be based on the same risk classification as the Policy. We will not charge you for this conversion.

14.   CAN I CANCEL MY POLICY?

You may cancel your Policy by returning it to us within 20 days after you receive it, or after whatever longer period may be permitted by the laws of the state in which you reside. We refund the Policy Value as of the date we receive your returned Policy, plus any charges previously deducted, unless your state requires a refund of Premium. Your Policy contains specific information about your free-look rights in your state. For more information, see "Cancellation and Conversion Rights - Free-Look Period," on page 27.


RISKS OF THE POLICY
1.   IS MY POLICY VALUE GUARANTEED?

Your Policy Value is not guaranteed. However, the payment of the Death Benefit may be guaranteed under the Safety Net Premium feature. The value of your Policy fluctuates with the performance of the investment options you choose.
 Your investment options may not perform to your expectations. Your Policy Values in the Subaccounts may rise or fall depending on the performance of the Portfolios in which the Subaccounts invest and the charges under your Policy.
 For more detail, please see "The Portfolios and Associated Risks" on page 6 and "Investment and Fixed Account Options" on page 15. In addition, a guarantee with respect to interest rate applies only to the Fixed Account investment option.

2.   IS THIS POLICY SUITABLE FOR SHORT-TERM SAVINGS?

No, you should not purchase the Policy if you may need to access the Policy Value within a short time. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered.

3.   CAN MY POLICY LAPSE?

Your Policy could terminate if the value of your Policy becomes too low to support the Policy's monthly charges and the Safety Net Premium feature is not in effect. If this occurs, we notify you in writing. You will then have a 61-day Grace Period to pay additional amounts to prevent your Policy from terminating. See "Lapse and Reinstatement" on page 27. If you have any outstanding Policy Loans when your Policy lapses, you may have taxable income as a result. See "Federal Taxes" on page 31.

4.   ARE THERE RISKS INVOLVED WITH SPECIALIZED USES OF THE POLICY?

Because the Policy provides for an accumulation of Policy Values as well as Death Benefit, you may wish to use it for various individual and business planning purposes. Purchasing the Policy in part for such purposes may involve certain risks. For example, if the investment performance of the Subaccounts is poorer than expected or if sufficient Premiums are not paid, the Policy may lapse or may not accumulate sufficient Policy Value to fund the purpose for which you purchased the Policy. Withdrawals and Policy Loans may significantly affect current and future Policy Value, Surrender Value or Death Benefit proceeds. The Policy is designed to provide benefits on a long-term basis.
 Before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. In addition, using a Policy for a specialized purpose may have tax consequences. See "Federal Taxes" on page 31.

5.   WHAT ARE THE LIMITATIONS ON WITHDRAWAL?

After the first Policy Year, withdrawals are permitted. As noted above, the minimum withdrawal amount permitted is $500, and maximum partial withdrawal amount may not reduce the Face Amount below $25,000. While the surrender charge does not apply to partial withdrawals, we impose a $10 service fee on each withdrawal. Please note that withdrawals reduce your Policy's Death Benefit, See "Partial Withdrawals" on page 25. In addition, withdrawals may have tax consequences. See "Federal Taxes" on page 31.

6.   WHAT ARE THE LIMITATIONS ON TRANSFER?

We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account. In addition, while we currently are not charging a transfer fee, the Policy gives us the right to impose a transfer fee of up to $10 in certain circumstances. If allowed in your state, we reserve the right to limit transfers in any Policy Year, or to refuse any transfer request for a Policy Owner or certain Policy


                                 5  PROSPECTUS

Owners. For example, we reserve the right to limit excessive trading and transfers that would disadvantage Policy Owners or have a detrimental effect on Accumulation Unit Values or the share price of any Portfolio. See "Transfers - Trading Limitations" on page 15.

7.   WHAT ARE THE LIMITATIONS OR CHARGES ON SURRENDER OF THE POLICY?

You may surrender your Policy at any time. We deduct a surrender charge from the surrender proceeds. The surrender charge is calculated as described in "Charges and Deductions - Surrender Charge" on page 29. While the amount of the surrender charge decreases over time, it may be a substantial portion or even exceed your Policy Value. In addition, the surrender of your Policy may have tax consequences. See "Federal Taxes" on page 31.

8.   WHAT ARE THE RISKS OF TAKING A POLICY LOAN?

Taking a loan from your Policy may increase the risk that your Policy will lapse, will have a permanent effect on your Policy Value and will reduce the Death Proceeds. In addition, if your Policy is a modified endowment contract for tax purposes, taking a Policy Loan may have tax consequences. See "Federal Taxes - Modified Endowment Contracts" on page 33.

9.   WHAT ARE THE TAX CONSEQUENCES OF BUYING THIS POLICY?

Your Policy is structured to meet the definition of a life insurance contract under the Tax Code. We may need to limit the amount of Premiums you pay under the Policy to ensure that your Policy continues to meet that definition.

Current federal tax law generally excludes all Death Benefits from the gross income of the beneficiary of a life insurance policy. In addition, you generally are not subject to taxation on any increase in the Policy Value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any partial withdrawals only if those amounts, when added to all previous distributions, exceed the total Premiums paid. Amounts received upon surrender or withdrawal in excess of Premiums paid are treated as ordinary income.

Special rules govern the tax treatment of life insurance policies, which meet the federal definition of a modified endowment contract. Depending on the amount and timing of your Premiums, your Policy may meet that definition. Under current tax law, Death Benefit payments under modified endowment contracts, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary. Withdrawals and policy loans, however, are treated differently. Amounts withdrawn and policy loans are treated first as income, to the extent of any gain, and then as a return of Premium. The income portion of the distribution is includible in your taxable income. In addition, an additional 10% federal penalty tax is generally imposed on the taxable portion of amounts received before age 59 1/2. We will not accept any Premium that would cause the Policy not to qualify as a life insurance contract under the Tax Code. For more information on the tax treatment of the Policy, see "Federal Taxes" on page 31.


THE PORTFOLIOS AND ASSOCIATED RISKS
1.   WHAT IS A PORTFOLIO?

Each of the Subaccounts invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 ("1940 Act") or a separate investment series of an open-end management investment company. Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies, which are described in the accompanying Prospectuses for the Portfolios. Each Portfolio operates as a separate investment fund, and the income, gains and losses of one Portfolio generally have no effect on the investment performance of any other. Under the Policy, the Subaccounts currently invest in the Portfolios set forth in this Prospectus. Some of the Subaccounts described in this Prospectus may not be available under your Policy. For an additional discussion of the Portfolios, please see "Investment and Fixed Account Options - The Subaccounts and the Portfolios" on page 15.

2.   WHAT ARE THE RISKS OF THE PORTFOLIOS?

We do not promise that the Portfolios will meet their investment objectives.
 Amounts you have allocated to Subaccounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Subaccounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. A description of each Portfolio's investment policies and a comprehensive statement of each Portfolio's risks may be found in its Prospectus. For additional information, please see "Investment and Fixed Account Options - The Subaccounts and the Portfolios" on page 15.

3.   HOW CAN I LEARN MORE ABOUT THE PORTFOLIOS?

You should read the Portfolios' current Prospectuses for detailed information concerning their investment objectives and strategies, and their investment risks. You should read the Portfolios' Prospectuses before allocating amounts to the Subaccounts. If you do not have a Prospectus for a Portfolio, please contact us at the number listed on the first page of this Prospectus and we will send you a copy.


                                 6  PROSPECTUS

FEE TABLES
--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE MAXIMUM FEES AND EXPENSES THAT YOU PAY AT THE TIME THAT YOU BUY OR SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                              TRANSACTION FEES
          Charge             When Charge is Deducted       Amount Deducted
          ------             -----------------------       ---------------
Premium Expense Charge       When you pay a Premium.   5.25% of the Premium
                                                        amount.

Surrender Charge (per $1000  When you surrender your
 of Face Amount)(1)           Policy during the first
                              9 Policy Years.

                                                       Minimum:  $3.32 per
                                                        $1000
 Minimum and Maximum                                   Maximum:  $56.07 per
 Initial Surrender Charge:                              $1000

 Initial Surrender Charge                              $19.31 per $1000
 for 45 year-old male
 non-smoker, $120,000 Face
 Amount

Transfer Fee (2)             Second and each           $10.00 maximum; $0
                              subsequent transfer in    current
                              each calendar month.

Partial Withdrawal Service   When you make a           $10.00 per withdrawal
 Fee                          withdrawal.

Loan Interest Rate (3)       When you have a Policy    Interest Rate on
                              Loan                      Preferred Loans 4%
                                                       Interest Rate on
                                                        Standard Loans 5%


(1) The initial amount of the surrender charge generally equals the Initial Face Amount of your Policy multiplied by the applicable rate per thousand dollars of Face Amount. The applicable rate depends on the Insured's age at issue, sex and status as a smoker. An additional surrender charge applies to Face Amount increases. The surrender charge shown in the table above may not be representative of the charge you would pay. For more information about the surrender charge that would apply to your Policy, please contact us at the address or telephone number shown on the first page of this Prospectus or contact your agent.

(2) Currently, we are waiving this fee.

(3) When we make a Policy Loan, we transfer to the Loan Account a portion of the Policy Value equal to the loan amount. The amounts allocated to the Loan Account are currently credited with interest at 4%. For more information, see "Policy Loans" on page 24.


                                 7  PROSPECTUS

THE TABLE BELOW DESCRIBES THE FEES AND EXPENSES THAT YOU PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE PORTFOLIO FEES AND EXPENSES. EACH OF THESE FEES IS CALCULATED MONTHLY AND DEDUCTED FROM YOUR POLICY VALUE AS PART OF THE MONTHLY DEDUCTION

          PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
           Charge                  When Charge is          Amount Deducted
           ------                  ---Deducted---          ---------------
                                      --------
Cost of Insurance Charge (per  Monthly
 $1000 Net Amount at Risk)(1)

Minimum and Maximum COI                                Guaranteed:
 Charge:                                                Minimum: $0.05750 per
                                                        $1000.
                                                        Maximum: $83.33333 per
                                                        $1000.
                                                       Current:
                                                        Minimum: $0.01833 per
                                                        $1000.
                                                        Maximum: $31.99125 per
                                                        $1000


Minimum and Maximum COI                                Guaranteed:
 Charge for a 45-year old                               Minimum: $0.28750 per
 Male Non-Smoker, $120,000                              $1000.
 Face Amount                                            Maximum: $83.33333 per
                                                        $1000.
                                                       Current:
                                                        Minimum: $0.23216 per
                                                        $1000.
                                                        Maximum: $20.95938 per
                                                        $1000.

Administrative Expense Charge  Monthly during the      Minimum Annual Rate:
 (per $1000 Initial Face        first 10 Policy Years   0.2496 per $1000
 Amount)(2)                                            Maximum Annual Rate:
                                                        2.4996 per $1000

Administrative Expense Charge  Monthly during the      Annual Rate of 0.90 per
 for a 45-year old Male         first 10 Policy Years   $1,000
 Non-Smoker, $120,000 Face
 Amount

Policy Fee                     Monthly                 Guaranteed: $10.00
                                                       Current:         $7.50

Mortality and Expense Risk     Monthly                 Annual Rate for Policy
 Charge (as a percentage of                             Years 1-10: 0.55%.
 total monthly Subaccount                              Annual Rate for Policy
 Value)(3)                                              Years 11+: 0.15%

..

(1) The cost of insurance charge varies based on individual characteristics such as the age, Policy Year, underwriting class, Face Amount and sex of the Insured. We determine the current cost of insurance rates, but we guarantee that we will never charge you a higher cost of insurance rate than the guaranteed rate shown in your Policy. We calculate a separate cost of insurance charge for any increase in the Face Amount based on the Insured's circumstances at the time of the increase. For more information about the calculation of the cost of insurance charges, see "Charges and Deductions" on page 27.
   The cost of insurance charge shown in the table above may not be representative of the charge you would pay. For more information about the cost of insurance charge that would apply to your Policy, please contact us at the address or telephone number shown on the first page of this Prospectus or contact your agent.

(2)The monthly Administrative Expense Charge is 1/12 the annual rate. The maximum monthly rate for the Administrative Expense Charge is 0. 2083. The minimum monthly rate is 0.0208.

(3)The monthly mortality and expense risk charge is 0.046% for the first 10 Policy Years and 0.012% thereafter.
   We currently do not deduct a separate charge against the Separate Account for income taxes. In the future, however, we may impose such a charge if, in our sole discretion, we determine that we will incur a tax from the operation of the Separate Account.




                                 8  PROSPECTUS

                  OPTIONAL BENEFIT CHARGES

Currently, we are offering the following optional riders. The charges for the riders you select are deducted monthly from your Policy Value as part of the Monthly Deduction. You may not be eligible for all optional Riders shown below.
 The benefits provided under each rider are summarized in "Optional Insurance Benefits" beginning on page 9 below:

          Optional Benefit                When Charge is          Amount Deducted
          ----------------                ---Deducted---          ---------------
                                             --------
Children's Level Term Rider (per                              $2.50 per unit
 $5,000 unit of coverage)                    Monthly

Accidental Death Benefit Rider (per
 $1,000 of benefit amount) (1)               Monthly
 Minimum and maximum COI Charge:                              Minimum COI:  $0.08333
                                                               per $1,000
                                                              Maximum COI:  $0.13333
                                                               per $1,000
Minimum and maximum COI charge for a                          Minimum COI:  $0.10 per
 45-year old Male Non-Smoker,                                  $1,000
 $120,000 face amount:                                        Maximum COI:  $0.10 per
                                                               $1,000

Continuation of Premium Rider (per
 $100 of benefit amount) (2)                 Monthly
                                                              Minimum COI:  $0.23000
                                                               per $100
 Minimum and maximum COI Charge:                              Maximum COI:  $1.54000
                                                               per $100
                                                              Minimum COI:  $0.53 per
 Minimum and maximum COI charge for                            $100
 a 45-year old Male Non-Smoker,                               Maximum COI:  $0.53 per
 $120,000 face amount:                                         $100

Additional Insured Rider (per $1000          Monthly          Guaranteed:
 of benefit amount) (3)                                       Minimum COI:  $0.05750
 Minimum and maximum COI Charge:                               per $1,000
                                                              Maximum COI:  $83.33333
                                                               per $1,000
                                                              Current:
                                                              Minimum COI:  $0.01833
                                                               per $1,000
                                                              Maximum COI:  $33.67500
                                                               per $1,000
 Minimum and maximum COI charge for                           Guaranteed:
 a 45-year old Male Non-Smoker,                               Minimum COI:  $0.05750
 $120,000 face amount:                                         per $1,000
                                                              Maximum COI:  $83.33333
                                                               per $1,000
                                                              Current:
                                                              Minimum COI:  $0.23216
                                                               per $1,000
                                                              Maximum COI:  $22.06250
                                                               per $1,000

Primary Insured Term Insurance               Monthly          Guaranteed:
 Benefit Rider(4)                                             Minimum COI:  $0.05750
 Minimum and maximum COI Charge:                               per $1,000
                                                              Maximum COI:  $83.33333
                                                               per $1,000
                                                              Current:
                                                              Minimum COI:  $0.01900
                                                               per $1,000
                                                              Maximum COI:  $25.25583
                                                               per $1,000
 Minimum and maximum COI charge for                           Guaranteed:
 a 45-year old Male Non-Smoker,                               Minimum COI:  $0.05750
 $120,000 face amount:                                         per $1,000
                                                              Maximum COI:  $83.33333
                                                               per $1,000
                                                              Current:
                                                              Minimum COI:  $0.06167
                                                               per $1,000
                                                              Maximum COI:  $17.03083
                                                               per $1,000

Accelerated Death Benefit Rider (5)            N/A            N/A

Full Surrender Charge Adjustment                              N/A
 Rider (5)                                     N/A


(1) The applicable charge depends on the Insured's age when the Rider is added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

(2) The applicable charge depends on the Insured's sex and age when the Rider is added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.


                                 9  PROSPECTUS

(3) The applicable charge depends on the Insured's age, sex and underwriting status when the Rider is added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

(4) The applicable charge depends on the Insured's age at issue, sex and underwriting status. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

(5) There is no additional cost for these Riders. The Accelerated Death Benefit Rider may be added to your Policy at any time. The Full Surrender Charge Adjustment rider may only be added to your Policy at issue


PORTFOLIO ANNUAL EXPENSES (AS A PERCENTAGE OF PORTFOLIO AVERAGE DAILY NET
ASSETS)


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. ADVISERS AND/OR OTHER SERVICE PROVIDERS OF CERTAIN PORTFOLIOS MAY HAVE AGREED TO WAIVE THEIR FEES AND/OR REIMBURSE PORTFOLIO EXPENSES IN ORDER TO KEEP THE PORTFOLIOS' EXPENSES BELOW SPECIFIED LIMITS. THE RANGE OF EXPENSES SHOWN IN THIS TABLE DOES NOT SHOW THE EFFECT OF ANY SUCH FEE WAIVER OR EXPENSE REIMBURSEMENT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES APPEARS IN THE PROSPECTUS FOR EACH PORTFOLIO.

                                           Minimum               Maximum
-------------------------------------------------------------------------------
Total Annual Operating
Expenses/(1)/ (expenses that are
deducted from Portfolio assets,
which may include management fees,
distribution and/ or service                0.10%                 5.00%
(12b-1) fees, and other expenses)
-------------------------------------------------------------------------------


(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2004.


PURCHASE OF POLICY AND PREMIUMS
--------------------------------------------------------------------------------


APPLICATION FOR A POLICY. You may apply to purchase a Policy by submitting a written application to us at the address given on the first page of this Prospectus. We generally do not issue Policies to insure people who are older than age 80. The minimum Face Amount for a Policy is $100,000. Before we issue a Policy, we require you to submit evidence of insurability satisfactory to us.
 Acceptance of your application is subject to our underwriting rules. We reserve the right to reject your application for any lawful reason. If we do not issue a Policy to you, we return your Premium to you. We reserve the right to change the terms or conditions of your Policy to comply with changes in the applicable law. We have described some of the variations from the information appearing in this Prospectus due to individual state requirements in the Statement of Additional Information or in endorsements to the Policy, as appropriate.

In certain states, the Policy may be offered as a group policy with individual ownership represented by Certificates. The discussion of Policies in this prospectus applies equally to Certificates under group Policies unless the context specifies otherwise.

We issue your Policy when we have determined that your application meets our underwriting requirements. We apply our customary underwriting standards to the proposed Insured. If on the Issue Date there are outstanding requirements that prevent us from placing your Policy in force, we will allocate your Premium when all requirements have been met. An example of an outstanding requirement is an amendment to your application that requires your signature. We commence coverage of the Insured under the Policy, on the later of: (i) the Issue Date,
(ii) the date that we receive your first Premium, or (iii) the date that all requirements have been met.

If you pay a Premium with your application and your requested Face Amount is less than $500,000, we provide the Insured with temporary conditional insurance only if you meet all of the terms of a conditional receipt. The temporary conditional insurance provides coverage during the underwriting of your application but only if you are ultimately approved for coverage on the same basis as the risk classification and Face Amount of coverage for which you applied. This temporary conditional coverage starts when you complete your application and pay the first Premium, unless a medical exam or lab test results are required. In that event, temporary conditional coverage starts when all medical exams and lab tests have been completed. The Issue Date determines Monthly Deduction Days, Policy Months, and Policy Years.


PREMIUM PAYMENTS. During the first Policy Year, you must pay an amount at least equal to the required


                                 10  PROSPECTUS

Premium shown in your Policy. We send you a reminder notice if you pay annually, semi-annually or quarterly. You may also make a Monthly Automatic Payment.

After the first Policy Year, you may pay additional Premium at any time, and in any amount, as long as your Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code, as explained in "Federal Taxes" beginning on page 31. Premiums must be sent to us at our address on the first page. Unless you request otherwise in writing, we treat all payments received while a Policy loan exists as new Premium.

Your Policy also shows a planned periodic Premium amount; however, you are not required to pay the planned periodic Premiums. You set the planned periodic Premium when you purchase your Policy. Your Policy will not lapse because you did not pay a planned periodic Premium.

Even if you pay all of the planned periodic Premiums, however, your Policy nevertheless may enter the Grace Period and thereafter lapse if you have not paid the required Safety Net Premium amount and the Net Surrender Value is no longer enough to pay the Monthly Deductions. Please see the "Safety Net Premium" discussion just below. Yet, paying planned periodic Premiums will generally provide greater benefits than if a lower amount of Premium is paid.
 Paying planned periodic Premiums can also help to keep your Policy in force if your planned Premium payments are at least as great as the Safety Net Premium amount.


PREMIUM LIMITS. Before we accept any Premium that would require an increase in the net amount at risk under the Policy, you first must provide us with evidence of insurability. The Tax Code imposes limits on the amount of Premium that can be contributed under a life insurance contract. If you exceed this limit, your Policy would lose its favorable federal income tax treatment under the Tax Code.
 Accordingly, we will not accept any Premium which would cause your Policy to exceed this limit, unless you increase the Face Amount of your Policy appropriately. To obtain this increase, you must submit a written request to us and provide evidence of insurability meeting our then current underwriting standards. Otherwise, we will only accept the portion of your Premium that would cause your total Premiums to equal the maximum permitted amount and we will return the excess to you. In addition, we will not accept any additional Premium from you until we can do so without exceeding the limit set by the Tax Code.

Paying too much Premium also could cause your Policy to be treated as a "modified endowment contract" for federal income tax purposes. See "Modified Endowment Contracts" at page 33 below for more information.


SAFETY NET PREMIUM. The Safety Net Premium feature can enable you to keep your Policy (including any riders) in force during a specified period regardless of changes in the Policy Value. If the Insured is age 60 or under at the Issue Date, the specified period is the first twenty Policy Years. Otherwise, the specified period runs until the Policy Anniversary after the Insured's 80th birthday. In some states, the Safety Net Premium period of twenty years is not permitted by law. Please check with your local representative on the Safety Net period approved in your state.

Ordinarily, your Policy enters the Grace Period and may lapse if the Net Surrender Value is not sufficient to pay a Monthly Deduction when it is due.
 For additional discussion of lapse, please see "Lapse and Reinstatement" on page 27. Under the Safety Net Premium feature, however, we guarantee that, regardless of declines in your Policy Value, your Policy will not enter the Grace Period if your total Premiums paid since the Issue Date, less any partial withdrawals and outstanding Policy Loans, are greater than the monthly Safety Net Premium amount times the number of months since the Issue Date.

During the first Policy Year, the Safety Net Premium amount equals the required Premium. As a result, if you pay your required Premium on a timely basis, the Safety Net Premium feature remains in effect. Because the Safety Net Premium feature covers optional Riders, adding optional Riders to your Policy increases your Safety Net Premium amount.

If at any time your total Premiums, less partial withdrawals and Policy Debt, are less than the product of the monthly Safety Net Premium times the number of Policy Months since the Issue Date, the Safety Net Premium guarantee ends.
 Once the Safety Net Premium guarantee terminates, you cannot reinstate it and your Policy stays in force only as long as the Net Surrender Value is sufficient to pay the Monthly Deductions. For more detail about the circumstances in which the Policy will lapse, see "Lapse and Reinstatement" on page 27.


MODIFIED ENDOWMENT CONTRACTS. Under certain circumstances, a Policy could be classified as a "modified endowment contract," which is a category of life insurance contract defined in the Tax Code. If your Policy were to become a modified endowment contract, distributions and loans from the Policy could result in current taxable income for you, as well as other adverse tax consequences. These tax consequences are described in more detail in "Federal Taxes - Modified Endowment Contracts."

Your Policy could be a Modified Endowment Contract if, among other things, you pay too much Premium or if the Death Benefit is reduced. We monitor the status of your Policy and advise you if you need to take action to prevent the Policy from becoming a modified endowment contract. If you pay a Premium that would result in this classification, we notify you and allow you to request a refund of the excess Premium, or other action, to avoid having your Policy become a modified endowment contract. If, however, you choose to have your Policy become a modified endowment contract, we do not refund the Premium.


                                 11  PROSPECTUS

Your policy will be a Modified Endowment Contract if it is issued in exchange for a modified endowment contract issued by another insurer. Your policy will not be a modified endowment contract if it is issued in exchange for a non-modified endowment contract in a transaction that qualifies under Section 1035 of the Tax Code. However, paying additional premium into such a policy could cause it to become a modified endowment contract. For more information, please consult your tax adviser, and see "Replacement of Modified Endowment Contracts" in the SAI.


ALLOCATION OF PREMIUMS. Your Net Premiums are allocated to the Subaccount(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation percentages in your Policy application. Percentages must be in whole numbers and the total allocation must equal 100%. We allocate your subsequent Net Premiums in those percentages until you give us new allocation instructions.

Initially, you may allocate your Policy Value among twenty-one (21) options, counting each Subaccount and the Fixed Account as one option. You may add or delete among these options from time to time so long as your Policy Value is spread among no more than the 21 options. In the future, we may waive this limit.

Usually, we allocate your initial Net Premium to the Subaccounts and the Fixed Account, as you have instructed us, on the Issue Date. If you do not pay the first Premium until after the Issue Date, we allocate your initial Net Premium to the Subaccounts and the Fixed Account on the date we receive it. If there are outstanding requirements when we issue the Policy, which prevent us from placing your Policy in force, your Premiums are not allocated until all requirements are satisfied. We do not credit earnings or interest before the Issue Date.

In some states, we are required to return at least your Premium if you cancel your Policy during the "free-look" period. In those states, currently, we allocate any Premium received before the end of the free-look period as described above. In the future, however, if you live in one of those states, we reserve the right to delay allocating your Premiums to the Subaccounts you have selected or to the Fixed Account until after the "free-look" period; in the interim, we allocate your Premiums to the Fixed Account. For more information, please see "Cancellation and Conversion Rights" on page 27.


POLICY VALUE
--------------------------------------------------------------------------------


GENERAL. Your Policy Value is the sum of the value of your Accumulation Units in the Subaccounts you have chosen, plus the value of your interest in the Fixed Account, plus your Loan Account. Your Policy Value changes daily to reflect the performance of the Subaccounts you have chosen, the addition of interest credited to the Fixed Account, the addition of Net Premiums, and the subtraction of partial withdrawals and charges assessed. There is no minimum guaranteed Policy Value.

On the Issue Date or, if later, the date your first Premium is received, we deduct the Monthly Deduction for the first Policy Month. We have described the formula to compute your portion of Policy Value in a particular Subaccount in the Statement of Additional Information.

We make all calculations in connection with the Policy (other than the initial Premiums) on the date we receive your Premium or your request for other action, if that date is a Valuation Date and we are open for business. Otherwise, we make that determination on the next succeeding day that is a Valuation Date and a date on which we are open for business. Calculations for initial Premiums and Premiums requiring underwriting are made on the date your Net Premium is allocated to the Subaccounts and the Fixed Account, as described in "Allocation of Premiums" above.


ACCUMULATION UNITS. We determine the number of Accumulation Units in each Subaccount to allocate to your Policy by dividing that portion of your Net Premium or other transaction allocated to a Subaccount by that Subaccount's Accumulation Unit Value on the Valuation Date when the allocation occurs.


ACCUMULATION UNIT VALUE. The Accumulation Unit Value for each Subaccount varies to reflect the investment experience of the applicable Portfolio. We determine the Accumulation Unit Value for each Subaccount on each Valuation Date by multiplying the Accumulation Unit Value on the preceding Valuation Date by the Net Investment Factor for that Subaccount for the Valuation Period then ended.

The Net Investment Factor for each Subaccount is (1) divided by (2), where:

1) equals (a) the net asset value per share of the Portfolio held in the Subaccount at the end of the current Valuation Period, plus (b) the per share amount of any dividend or capital gains distribution made by the Portfolio during the current Valuation Period, plus or minus (c) a per share credit or charge with respect to any taxes which we paid or for which we reserved during the Valuation Period which are determined by us to be attributable to the operation of the Subaccount (no federal income taxes currently are applicable); and

2) is the net asset value per share of the Portfolio held in the Subaccount at the end of the last prior Valuation Period.


                                 12  PROSPECTUS

Please refer to the Prospectuses for the Portfolios that accompany this Prospectus for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Net Investment Factor of the corresponding Subaccount and, therefore, your Policy Value.


POSTPONEMENT OF PAYMENTS. We may defer for up to fifteen days the payment of any amount attributable to a Premium paid by check to allow the check a reasonable time to clear. We may postpone paying any amount for a total surrender or a partial withdrawal, the disbursement of a Policy Loan, or the payment of the Death Benefit Proceeds, in the following circumstances: (i) whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings); (ii) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Separate Account's investments or determination of the value of its net assets is not reasonably practicable; or (iii) at any other time permitted by the SEC for your protection.

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to six months or a shorter period if required by law. If we defer payment for more than 30 days, we add interest at our current rate from the time you asked for the Surrender Value.


TRANSFERS
--------------------------------------------------------------------------------


GENERAL. While the Policy is in force, you may transfer Policy Value among the Fixed Account and Subaccounts in writing or by telephone. Currently, there is no minimum transfer amount, except in states where a minimum transfer amount is required by law. We may set a minimum transfer amount in the future. In the future, we may charge you the transfer fee described on page 30, although currently we are waiving it.

You currently may not have Policy Value in more than twenty-one (21) options, counting each Subaccount and the Fixed Account as one option. Accordingly, we will not perform a transfer that would cause your Policy to exceed that limit.
 We may waive this limit in the future.

Generally, we only make transfers on days when the NYSE is open for business.
 See "Policy Value" on page 12. If we receive your request on a day when the NYSE is not open for business, or if we receive your request after the close of business on the NYSE, we make the transfer on the first subsequent day on which the NYSE is open.

Special requirements apply to transfers from the Fixed Account. You may transfer a lump sum from the Fixed Account to the Subaccounts only during the 60-day period beginning on the Issue Date and each Policy Anniversary. We do not process transfer requests involving the Fixed Account at any other time, except transfers pursuant to a Dollar Cost Averaging or Portfolio Rebalancing program.

The maximum amount which may be transferred as a lump sum or as Portfolio Rebalancing transfers from the Fixed Account during a Policy Year usually is:
 (i) 30% of the Fixed Account balance on the most recent Policy Anniversary; or
(ii) the largest total amount transferred from the Fixed Account in any prior Policy Year. You may not transfer Policy Value or allocate new Premiums into the Fixed Account if transfers are being made out under the Dollar Cost Averaging program. However, we may waive or modify these restrictions on transfers from the Fixed Account.

This limit also applies to transfers under a Dollar Cost Averaging program, unless you choose to transfer your entire Fixed Account balance to Subaccounts.
 In that case, your maximum monthly transfer amount may not be more than 1/36th of your Fixed Account balance on the day of the first transfer.

In addition, you may transfer 100% of the Fixed Account balance in a lump sum to the Subaccount(s) if on any Policy Anniversary the interest rate on the Fixed Account is lower than it was on the Policy Anniversary one year previously or if on the first Policy Anniversary that interest rate is lower than it was on the Issue Date. We notify you by mail if this occurs. You may request a transfer for 60 days following the date we mail notification to you. The Policy permits us to defer transfers from the Fixed Account for up to six months from the date you request a transfer.


TRANSFERS AUTHORIZED BY TELEPHONE.  You may make transfers by telephone.
 Telephone transfers may not be available if all lines are busy. In that case, you will need to submit a written request or try to call later. Please see the SAI for a description of our procedures for telephone transfers.

At any time, we may suspend, modify or terminate your privilege to make transfers via the telephone, or via other electronic or automated means specifically approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Subaccounts in any Policy Year, or to refuse any telephone transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Policy Owners.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we


                                 13  PROSPECTUS
disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


DOLLAR COST AVERAGING. Under our automatic Dollar Cost Averaging program, while the Policy is in force you may authorize us to transfer a fixed dollar amount at fixed intervals from the Fixed Account or a Subaccount of your choosing to up to eight options, including other Subaccounts or the Fixed Account. The interval between transfers may be monthly, quarterly or annually, at your option. The transfers are made at the Accumulation Unit Value on the date of the transfer.
 The transfers continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. We may change this minimum or grant exceptions.
 If you elect this program, the first transfer occurs one interval after your Issue Date. Your request to participate in this program is effective when we receive your completed application at the P.O. Box given on the first page of this Prospectus. Please call or write us for a copy of the application. You may elect to increase, decrease or change the frequency or amount of transfer payments under a Dollar Cost Averaging program. Special restrictions apply to transfers from the Fixed Account. Please see "Transfers - General" on page 13 for a discussion of these restrictions.

The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor does it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Subaccount with more volatile performance experience is unlikely to produce the desired effects of Dollar Cost Averaging as would transfers from a less volatile Subaccount.
 You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.


PORTFOLIO REBALANCING. Portfolio Rebalancing allows you to maintain the percentage of your Policy Value allocated to each Subaccount or the Fixed Account or both at a preset level. Over time, the variations in each Subaccount's investment results shift the balance of your Policy Value allocations. Under the Portfolio Rebalancing feature, we automatically transfer your Policy Value, including new Premiums (unless you specify otherwise), back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Policy Value allocated to the better performing segments.

You may choose to have rebalances made monthly, quarterly, semi-annually or annually. We do not charge a transfer fee for Portfolio Rebalancing. No more than eight (8) Subaccounts, or seven (7) Subaccounts and the Fixed Account, can be included in a Portfolio Rebalancing program at one time. Transfers from the Fixed Account under a Portfolio Rebalancing program are subject to the overall limit on transfers from the Fixed Account. Accordingly, if the total amount transferred from the Fixed Account in any Policy Year reaches that limit before the end of the year, we do not transfer additional amounts from the Fixed Account for Portfolio Rebalancing purposes until the next Policy Year. We automatically terminate this option if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume the Portfolio Rebalancing after it has been canceled, then you must complete a new Portfolio Rebalancing form and send it to our home office.

You may request Portfolio Rebalancing at any time by submitting a completed written request to us at the address given on the first page of this Prospectus.
 Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. The date of your rebalancing must coincide with the same day of the month as your Issue Date. If you request rebalancing on your Policy application and specify the frequency, but not the date, for your first rebalancing, it occurs one period after the Issue Date. Otherwise, your first rebalancing occurs one period after we receive your completed request form. All subsequent rebalancings occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Issue Date.

Generally, you may change the allocation percentages, frequency or choice of Subaccounts at any time. If you include the Fixed Account in a Portfolio Rebalancing program, however, in any consecutive twelve months you may not change the allocation percentages more than twice and the total change to the Fixed Amount allocation may not exceed 20%. We may waive this restriction.

If your total Policy Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit or suspend Portfolio Rebalancing at any time.


MARKET TIMING & EXCESSIVE TRADING
The Policies are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Policy Value. Our policy is not to accept knowingly


                                 14  PROSPECTUS
any money intended for the purpose of market timing or excessive trading.
 Accordingly, you should not invest in the Policy if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Policy.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the portfolio may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Policy year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Policy Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Policy Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities;

.. whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

.. the investment objectives and/or size of the Variable Sub-Account underlying
  Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Policy Owner has engaged in market timing or excessive trading activity, we will restrict that Policy Owner from making future additions or transfers into the impacted Variable Sub-Account(s). If we determine that a Policy Owner has engaged in a pattern of market timing or excessive trading activity involving multiple Variable Sub-Accounts, we will also require that all future transfer requests be submitted through regular U.S. mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery.

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


INVESTMENT AND FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------


THE SUBACCOUNTS AND THE PORTFOLIOS.
Each of the Subaccounts of the Separate Account invests in the shares of one of the Portfolios. The income and realized and unrealized gains or losses on the assets of each Subaccount are separate and are credited to or charged against the particular Subaccount without regard to income, gains or losses from any other Subaccount or from any other part of our business. We use the Net Premiums you allocate to a Subaccount to purchase shares in the corresponding Portfolio and redeem shares


                                 15  PROSPECTUS
in the Portfolios to meet Policy obligations or make adjustments in reserves.
 The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Each Portfolio is either an open-end management investment company registered under the 1940 Act or a separate investment series of an open-end management investment company.

Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio is subject to certain investment restrictions and policies, which may not be changed without the approval of a majority of the shareholders of the Portfolio. Each Portfolio operates as a separate investment fund, and the income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

We do not promise that the Portfolios will meet their investment objectives.
 Amounts you have allocated to Subaccounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Subaccounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives.

We have briefly described the Portfolios below. The Subaccounts investing in certain Portfolios may not be available in all states. You should read the current Prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios, their investment objectives and strategies, and the investment risks associated with the Portfolios. If you do not have a Prospectus for a Portfolio, contact us and we will send you a copy.


Portfolio               Investment Objective           Investment Adviser
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (1)
-------------------------------------------------------------------------------
AIM V.I. Basic Value    Long-term growth of capital
 Fund - Series I
-------------------------------------------------------
AIM V.I. Capital        Growth of capital
 Appreciation Fund -
 Series I
-------------------------------------------------------A I M ADVISORS, INC.
AIM V.I. Dent           Long-term growth of capital
 Demographic Trends
 Fund - Series I (8)
-------------------------------------------------------
AIM V.I. Mid Cap Core   Long-term growth of capital
 Equity Fund - Series
 I
-------------------------------------------------------------------------------
AIM V.I. Premier        Long-term growth of capital
 Equity Fund - Series    with income as a secondary
 I                       objective
-------------------------------------------------------
THE ALGER AMERICAN FUND
-------------------------------------------------------------------------------
Alger American Growth   Long-term capital
 Portfolio - Class O     appreciation
-------------------------------------------------------FRED ALGER MANAGEMENT,
Alger American          Long-term capital              INC.
 Leveraged AllCap        appreciation
 Portfolio - Class O
-------------------------------------------------------
Alger American MidCap   Long-term capital
 Growth Portfolio -      appreciation                  ------------------------
 Class O
-------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-------------------------------------------------------------------------------
Fidelity VIP Asset      To obtain high total return
 Manager(SM) Portfolio   with reduced risk over the
 - Initial Class         long term by allocating its
                         assets among stocks, bonds,
                         and short-term instruments.
-------------------------------------------------------
Fidelity VIP            Long-term capital
 Contrafund(R)           appreciation.
 Portfolio - Initial
 Class
-------------------------------------------------------
Fidelity VIP            Reasonable income by
 Equity-Income           investing primarily in
 Portfolio - Initial     income-producing equity
 Class                   securities.  In choosing
                         these securities, the fund
                         will also consider the
                         potential for capital
                         appreciation.  The fund's
                         goal is to achieve a yield
                         which exceeds the composite   FIDELITY MANAGEMENT &
                         yield on the securities       RESEARCH COMPANY
                         comprising the S&P 500.
-------------------------------------------------------
Fidelity VIP Growth     To achieve capital
 Portfolio - Initial     appreciation.
 Class
-------------------------------------------------------
Fidelity VIP Index 500  Investment results that
 Portfolio - Initial     correspond to the total
 Class                   return of common stocks
                         publicly traded in the
                         United States, as
                         represented by the Standard
                         & Poor's 500(SM) Index (S&P
                         500(R)).
-------------------------------------------------------
Fidelity VIP            As high a level of current
 Investment Grade Bond   income as is consistent with
 Portfolio - Initial     the preservation of capital.
 Class
-------------------------------------------------------
Fidelity VIP Money      As high a level of current
 Market Portfolio -      income as is consistent with
 Initial Class           preservation of capital and
                         liquidity by investing in
                         money market instruments.
-------------------------------------------------------
Fidelity VIP Overseas   Long-term growth of capital.
 Portfolio - Initial
 Class
-------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------
Janus Aspen Series      Long-term capital growth,
 Balanced Portfolio -    consistent with preservation
 Service Shares          of capital and balanced by
                         current income
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 Forty Portfolio -
 Institutional Shares
 (2)
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital.
 Foreign Stock
 Portfolio - Service                                   JANUS CAPITAL MANAGEMENT
 Shares                                                LLC
-------------------------------------------------------
Janus Aspen Series Mid  Capital appreciation
 Cap Value Portfolio -
 Service Shares
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 Risk-Managed Core
 Portfolio - Service
 Shares
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 Worldwide Growth       in a manner consistent with
 Portfolio - Service    the preservation of capital.
 Shares
-------------------------------------------------------
Janus Aspen Series      Capital appreciation
 Small Company Value
 Portfolio - Service
 Shares
-------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES , INC.
-------------------------------------------------------------------------------
Lazard Retirement       Long-term capital              LAZARD ASSET MANAGEMENT
 Emerging Markets        appreciation                  LLC
 Portfolio
-------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST(SM)
-------------------------------------------------------------------------------
MFS High Income Series  High current income by
 - Initial Class         investing primarily in a
                         professionally managed
                         diversified portfolio of
                         fixed income securities,
                         some of which may involve
                         equity features
-------------------------------------------------------
MFS Investors Growth    Long-term growth of capital
 Stock Series -          and future income rather
 Initial Class           than current income
-------------------------------------------------------
MFS Investors Trust     To provide long-term growth
 Series - Initial        of capital and secondarily
 Class                   to provide reasonable         MFS(TM) INVESTMENT
                         current income                MANAGEMENT
-------------------------------------------------------
MFS New Discovery       Capital appreciation.
 Series - Initial
 Class
-------------------------------------------------------
MFS Total Return        To provide above-average
 Series - Initial        income (compared to a
 Class                   portfolio invested entirely
                         in equity securities)
                         consistent with the prudent
                         employment of capital and
                         secondarily to provide a
                         reasonable opportunity for
                         growth of capital and
                         income.
--------------------------------------------------------
MFS Utilities Series -  Capital growth and current
 Initial Class          income
-------------------------------------------------------
MFS Value Series -      Capital appreciation and
 Initial Class           reasonable income
------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------
Oppenheimer Aggressive  Capital appreciation by
 Growth Fund/VA          investing in ''growth type''
                         companies.
-------------------------------------------------------
Oppenheimer Global      Long-term capital
 Securities Fund/VA      appreciation by investing a
                         substantial portion of
                         assets in securities of       OPPENHEIMERFUNDS, INC.
                         foreign issuers, growth-type
                         companies, cyclical
                         industries and special
                         situations that are
                         considered to have
                         appreciation possibilities.
-------------------------------------------------------
Oppenheimer Main        Capital appreciation.
 Street Small Cap
 Fund/ VA
-------------------------------------------------------------------------------
PANORAMA SERIES FUND, INC.
-------------------------------------------------------------------------------
Oppenheimer             Long term growth of capital
 International Growth    by investing under normal
 Fund/ VA                circumstances, at least 90%
                         of its total assets in        OPPENHEIMERFUNDS, INC.
                         equity securities of
                         companies wherever located,
                         the primary stock market of
                         which is outside of the
                         United States.
-------------------------------------------------------------------------------
PREMIER VIT
-------------------------------------------------------------------------------
Premier VIT OpCap       Long term capital
 Renaissance Portfolio   appreciation and income
 (3) (4)
-------------------------------------------------------OPCAP ADVISORS LLC
Premier VIT OpCap       Growth of capital and
 Balanced Portfolio      investment income
 (4)
-------------------------------------------------------
Premier VIT OpCap       Capital appreciation
 Small Cap Portfolio
 (4)
-------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------
PIMCO VIT Foreign Bond  Maximum total return,
 Portfolio (U.S.         consistent with preservation
 Dollar-Hedged) -        of capital and prudent
 Administrative Shares   investment management.
-------------------------------------------------------
PIMCO VIT Money Market  Maximum current income,
 Portfolio -             consistent with preservation  PACIFIC INVESTMENT
 Administrative Shares   of capital and daily          MANAGEMENT COMPANY LLC
                         liquidity
-------------------------------------------------------
PIMCO VIT Real Return   Maximum real return,
 Portfolio -             consistent with preservation
 Administrative Shares   of real capital and prudent
                         investment management
-------------------------------------------------------
PIMCO VIT Total Return  Maximum total return,
 Portfolio -             consistent with preservation
 Administrative Shares   of capital and prudent
                         investment management.
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
Putnam VT High Yield    High current income. Capital
 Fund - Class IA         growth is a secondary goal
                         when consistent with
                         achieving high current        PUTNAM INVESTMENT
                         income.                       MANAGEMENT, LLC
-------------------------------------------------------
Putnam VT               Capital growth. Current
 International Growth    income is a secondary
 and Income Fund -       objective.
 Class IA
-------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
-------------------------------------------------------------------------------
Rydex VT Sector         Long-term capital              RYDEX INVESTMENTS
 Rotation Fund           appreciation.
-------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC
-------------------------------------------------------------------------------
Salomon Brothers        Capital appreciation
 Variable All Cap Fund
 - Class I
-------------------------------------------------------SALOMON BROTHERS ASSET
Salomon Brothers        Maximum total return,          MANAGEMENT INC
 Variable High Yield     consistent with preservation
 Bond Fund - Class I     of capital
-------------------------------------------------------
Salomon Brothers        Long-term growth of capital
 Variable Investors      with current income as a
 Fund - Class I          secondary objective
-------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II
-------------------------------------------------------------------------------
Scudder SVS II Total    High total return, a           DEUTSCHE INVESTMENT
 Return Portfolio -      combination of income and     MANAGEMENT AMERICAS INC.
 Class A (5)             capital appreciation
-------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS
-------------------------------------------------------------------------------
Scudder VIT EAFE(R)     To replicate as closely as
 Equity Index Fund -     possible before deduction of
 Class A (6)             expenses, performance of the
                         MSCI EAFE Index which
                         emphasizes stocks in major
                         markets in Europe,
                         Australia, and the Far East.
-------------------------------------------------------
Scudder VIT Equity 500  To replicate as closely as     DEUTSCHE ASSET
 Index Fund - Class A    possible before deduction of  MANAGEMENT INC.
                         expenses, performance of the
                         S&P 500 Index which
                         emphasizes stocks of large
                         U.S. companies.
-------------------------------------------------------
Scudder VIT Small Cap   To replicate as closely as
 Index Fund - Class A    possible before deduction of
                         expenses, performance of the
                         Russell 2000 Index which
                         emphasizes stocks of small
                         U.S. companies.
-------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.
-------------------------------------------------------------------------------
T. Rowe Price Blue      Long-term capital growth.
 Chip Growth Portfolio   Income is a secondary         T. ROWE PRICE
 - I                     objective.                    ASSOCIATES, INC.
-------------------------------------------------------
T. Rowe Price Equity    Substantial dividend income
 Income Portfolio - I    as well as long-term growth
                         of capital.
-------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
-------------------------------------------------------------------------------
Van Eck Worldwide       Long-term capital
 Emerging Markets Fund   appreciation by investing
                         primarily in equity
                         securities in emerging
                         markets around the world
-------------------------------------------------------VAN ECK ASSOCIATES
Van Eck Worldwide       Consistent absolute            CORPORATION
 Absolute Return Fund    (positive) returns in
                         various market cycles
-------------------------------------------------------
Van Eck Worldwide Hard  Long-term capital
 Assets Fund             appreciation by investing
                         primarily in "hard asset
                         securities" with income as a
                         secondary consideration
-------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF Equity   Long-term capital
 Growth Portfolio,       appreciation by investing
 Class I                 primarily in growth-oriented
                         equity securities of large
                         capitalization companies
-------------------------------------------------------
Van Kampen UIF High     Above-average total return
 Yield Portfolio,       over a market cycle of three
 Class I                to five years by investing
                        primarily in high yield
                        securities.                    VAN KAMPEN (7)
-------------------------------------------------------
Van Kampen UIF U.S.     Above-average total return
 Mid Cap Value           over a market cycle of three
 Portfolio, Class I      to five years by investing
                         in common stocks and other
                         equity securities
-------------------------------------------------------
Van Kampen UIF U.S.     Above average current income
 Real Estate             and long-term capital
 Portfolio, Class I      appreciation by investing
                         primarily in equity
                         securities of companies in
                         the U.S. real estate
                         industry, including real
                         estate investment trusts
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
Van Kampen LIT          Capital growth
 Aggressive Growth
 Portfolio, Class II
-------------------------------------------------------VAN KAMPEN ASSET
Van Kampen LIT          High current return            MANAGEMENT
 Government Portfolio,   consistent with preservation
 Class I                 of capital
-------------------------------------------------------
 Van Kampen LIT Growth  Long-term growth of capital
 and Income Portfolio,   and income.
 Class I
-------------------------------------------------------------------------------

(1) A Fund's invetment objective(s) may be changed by the Fund's Board of Trustees without shareholder approval.

(2) Effective 5/1/05, the Janus Aspen Series Capital Appreciation Portfolio - Institutional Shares changed its name to the Janus Aspen Series Forty Portfolio - Institutional Shares.

(3) Effective 2/12/05, the PAVIT PEA Renaissance Portfolio changed its name to the Premier VIT OpCap Renaissance Portfolio.

(4) Effective 5/1/05, the PAVIT OpCap Balanced Portfolio, PAVIT OpCap Small Cap Portfolio and PAVIT OpCap Renaissance Portfolio changed their names to the Premier VIT OpCap Balanced Portfolio, Premier VIT OpCap Small Cap Portfolio and Premier VIT OpCap Renaissance Portfolio, respectively.

(5) Effective 4/29/05, the Scudder SVS I Balanced Portfolio - Class A was reorganized into the Scudder SVS II Total Return Portfolio - Class A.

(6) Effective 7/25/05, the Scudder VIT EAFE Equity Index Fund - Class A will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to 7/25/05, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective 7/25/05, to the PIMCO VIT Money Market - Administrative Shares Sub-account.

(7) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(8) Effective July 1, 2005, the AIM V.I. Dent Demographic Trends Fund - Series I will change its name to AIM V.I. Dent Demographic Trends Fund - Series I. In addition, H.S. Dent Advisors, Inc. will no longer be the sub-advisor to the Portfolio effective June 30, 2005.

We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

Some of the Portfolios have been established by investment advisers, which manage publicly traded mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named Portfolio may differ substantially.

Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contacts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio.
 Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Policy Owners will not bear the attendant expenses.


VOTING RIGHTS. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Subaccounts to which you have allocated your Policy Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We notify you when your instructions


                                 20  PROSPECTUS
are needed and provide proxy materials or other information to assist you in understanding the matter at issue. We determine the number of votes for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

In most cases, you are the person entitled to give voting instructions.
 However, if you assign your Policy, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants.

If you send written voting instructions to us, we follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send written instructions, we vote the shares attributable to your Policy in the same proportions as the shares for which we have received instructions from other Policy Owners. We vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners.

We may, when required by state insurance regulatory authorities, disregard Policy Owner voting instructions if the instructions would cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Policy Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Policy Owners, and we may choose to do so.


ADDITIONS, DELETIONS AND SUBSTITUTIONS OF SECURITIES. If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our management, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Policy, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Premiums under the Policy. Any substitution of securities will comply with the requirements of the 1940 Act.

We also reserve the right to make the following changes in the operation of the Separate Account and the Subaccounts:

.. to operate the Separate Account in any form permitted by law;

.. to take any action necessary to comply with, or obtain and continue any exemption from, applicable laws;

.. to transfer assets from one Subaccount to another, or to our general account;

.. to add, combine, or remove Subaccounts in the Separate Account;

.. to assess a charge for taxes attributable to the operations of the Separate
  Account or for other taxes, as described in "Charges and Deductions"; and

.. to change the way in which we assess other charges, as long as the total other charges do not exceed the amount currently charged the Separate Account and the Portfolios in connection with the Policies.

If we take any of these actions, we will comply with the then applicable legal requirements.


THE FIXED ACCOUNT. The portion of the Policy relating to the Fixed Account is not registered under the Securities Act of 1933 ("1933 Act") and the Fixed Account is not registered as an investment company under the 1940 Act.
 Accordingly, neither the Fixed Account nor any interests in the Fixed Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the disclosure regarding the Fixed Account has not been reviewed by the staff of the SEC. The statements about the Fixed Account in this Prospectus may be subject to generally applicable provisions of the federal securities laws regarding accuracy and completeness.

You may allocate part or all of your Premiums to the Fixed Account in states where it is available. Amounts allocated to the Fixed Account become part of the general assets of Lincoln Benefit. Lincoln Benefit invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We credit interest to amounts allocated to the Fixed Account at an effective annual rate of at least 4%. We are not obligated to, but we may credit interest at a higher rate. You assume the risk that the interest rate credited to the Fixed Account may be no higher than 4%.


                                 21  PROSPECTUS

DEATH BENEFITS AND OPTIONAL INSURANCE BENEFITS
--------------------------------------------------------------------------------


DEATH BENEFITS. While your Policy is in force, we pay the Death Benefit proceeds upon the death of the Insured. We will pay the Death Benefit proceeds to the named Beneficiary(ies) or contingent Beneficiary(ies). As described below in "Settlement Options," we pay the Death Benefit proceeds in a lump sum or under an optional payment plan.

The Death Benefit proceeds payable to the Beneficiary equal the applicable Death Benefit, less any Policy Debt and less any due and unpaid charges. The proceeds may be increased, if you have added a rider that provides an additional benefit.
 Please see "Optional Insurance Benefits" beginning on page 23. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the Insured dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied. The amount of the Death Benefit is based on the Death Benefit Option you have selected, any increases or decreases in the Face Amount, and in some instances your Policy Value.


DEATH BENEFIT OPTIONS.  You may choose one of two Death Benefit Options:

  Option 1:  the Death Benefit is the greater of:  (a) the Face Amount of the
  ------ -
  Policy; or (b) the Policy Value multiplied by the applicable corridor percentage as described below, and as set forth in your Policy. Option 1 is designed to provide a specific amount of Death Benefit that generally does not vary with changes in the Policy Value. As your Policy Value increases, the Net Amount at Risk under your Policy generally decreases, unless your Policy Value is sufficiently large to require that the Death Benefit be determined using the applicable corridor percentage.

  Option 2:  the Death Benefit is the greater of:  (a) the Face Amount plus the
  ------ -
  Policy Value; or (b) the Policy Value multiplied by the applicable corridor percentage. Under Option 2, the amount of the Death Benefit generally increases to reflect increases in the Policy Value. Under this option you Policy generally involves a constant Net Amount at Risk.

Your Policy has a minimum Death Benefit. While your Policy remains in force, we guarantee that the Death Benefit will not be less than the greater of the current Face Amount of the Policy or the Policy Value multiplied by the applicable corridor percentage. We have set forth the applicable corridor percentages in the Policy. The corridor percentages are based upon the age of the Insured. The applicable corridor percentage decreases from 250% at age 40 or less to 101% at age 94 or above.

Since the cost of insurance charge is based upon the net amount at risk, it generally is less under a Policy with an Option 1 Death Benefit than one with an Option 2 Death Benefit. As a result, if the Subaccounts you select experience favorable investment results, your Policy Value tends to increase faster under Option 1 than under Option 2, but the total Death Benefit under Option 2 increases or decreases directly with changes in Policy Value. Thus, you may prefer Option 1 if you are more interested in the possibility of increasing your Policy Value based upon favorable investment experience, while you may prefer Option 2 if you are seeking to increase total Death Benefits.

Example of Applicable Corridor Percentage.  The corridor percentages are set so
------------------------------------------
as to seek to ensure that the Policies qualify for favorable federal income tax treatment. An increase in Policy Value due to favorable investment experience may increase the Death Benefit above the Face Amount, and a decrease in Policy Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Face Amount). For example, if in the example below the Policy Owner paid a Net Premium of $40,000 and the Policy Value increased to $48,000 and then decreased to $34,000, the changes in Policy Value would have the following effects on the Death Benefit:

                EXAMPLES                      A           B

Face Amount                                $100,000    $100,000
Death Benefit Option                              1           1
Insured's Attained Age                           45          45
Policy Value on Date of Death              $ 48,000    $ 34,000
Applicable Corridor Percentage                  215%        215%
Death Benefit                              $103,200    $100,000



In Example A, the Death Benefit equals $103,200, i.e., the greater of $100,000 (the Face Amount) and $103,200 (the Policy Value at the Date of Death of $48,000, multiplied by the corridor percentage of 215%). This amount, less any Policy Debt and unpaid charges, constitutes the Death Benefit proceeds that we would pay to the Beneficiary.

In Example B, the Death Benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $73,100 (the Policy Value of $34,000 multiplied by the corridor percentage of 215%).


CHANGE TO DEATH BENEFIT OPTION. After the first Policy Year, you may change the Death Benefit Option by writing to us at the address given on the first page of this Prospectus. If you ask to change from Option 2 to Option 1, we increase the Face Amount of your Policy by the amount of the Policy Value. If you ask to change from Option 1 to Option 2, we decrease the Face Amount of your Policy by the amount of the Policy Value. The change takes effect on the Monthly Deduction Day on or immediately following the day we receive your written


                                 22  PROSPECTUS
request. We do not currently require you to prove insurability for a change from Death Benefit Option 2 to Option 1. We do require such evidence satisfactory to us for a change from Option 1 to Option 2.

You may not change the Death Benefit Option under your Policy if afterward the Face Amount remaining in force would be less than $250,000.


CHANGE TO FACE AMOUNT. You may change the Face Amount after the first Policy Year. You may request the change by writing to us at the address shown on the first page of this Prospectus. You should be aware that a change in the Face Amount changes the net amount at risk and, therefore, changes the cost of insurance charges on your Policy. The change will take effect on the Monthly Deduction Day after we approve the request. We do not permit a Face Amount change if the Policy is in the Grace Period.

If you request a decrease in Face Amount, we first apply it to coverage provided by the most recent increase in Face Amount, then to the next most recent increase successively and finally to the coverage under the original application. We do not permit a decrease in the Face Amount of your Policy if afterward the Face Amount remaining in force would be less than $100,000. A decrease in the Face Amount affects the Safety Net Premium.

To apply for an increase in the Face Amount, you must submit to us a supplemental application, accompanied by satisfactory evidence that the Insured is insurable. We do not permit any increase in Face Amount after the Insured's 80th birthday. The minimum amount of a Face Amount increase is $10,000. You may not increase the Face Amount of your Policy more often than once every twelve months.

You should be aware that an increase in the Face Amount of your Policy affects the cost of insurance charges applicable to your Policy. As noted above, we deduct a larger amount of cost of insurance charges, because an increase in the Face Amount also increases the net amount at risk under your Policy. We will not approve a request for a Face Amount increase if the Net Surrender Value is too small to pay the Monthly Deduction for the Policy Month following the increase. As described in "Surrender Charge" on page 29 of this Prospectus, if you increase the Face Amount of your Policy, your maximum surrender charge also increases. Finally, increases in the Face Amount of your Policy also increase the Safety Net Premium amount. Modifying the Policy's Face Amount may have tax ramifications. For additional information, please see "Federal Taxes" on page 31.


OPTIONAL INSURANCE BENEFITS.
You may ask to add one or more riders to your Policy to provide additional optional insurance benefits. We require evidence of insurability before we issue a rider to you. We deduct the cost of any riders as part of the Monthly Deduction. Adding a Rider may also increase the Safety Net Premium amount for your Policy. The riders we currently offer are described below. All of these riders may be added to your Policy at any time except the Primary Insured Rider and the Full Surrender Charge Rider, which are only available at Policy issue. In our discretion, we may offer additional riders or stop offering a rider.

.. Children's Level Term Rider.

This rider provides for level term insurance on the Insured's children, as defined in the rider. We provide coverage until the earlier of the child's 25/TH/ birthday or the Insured's age 65. We pay the Death Benefit to the person designated by you. If the Insured dies while the rider is in effect, we convert the coverage on each child to paid-up term insurance that remains in force until the child reaches age 25. The rider may be exchanged for a new term policy on the earlier of each child's 25/TH/ birthday, or the Insured's age 65. We do not require evidence of insurability to exchange the rider.

.. Accidental Death Benefit Rider.

Under this rider, we provide additional insurance if the Insured dies from accidental bodily injury as defined in the rider. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the next Policy Anniversary after the Insured's 70/TH/ birthday; or (3) you ask to end the rider.

.. Continuation of Premium Rider.

Under this rider, we contribute a monthly amount to the Policy Value if the Insured becomes totally disabled as defined in the rider. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the Insured reaches age 60; or (3) you ask to end the rider.

.. Additional Insured Rider.

This rider provides life insurance coverage on an Additional Insured. We pay the Face Amount of the rider to the named Beneficiary when we receive due proof that the additional Insured died while the rider was in force. You may renew the coverage until the Additional Insured reaches age 99. Until the Additional Insured's 75/TH/ birthday, you may exchange the rider for a new Policy on the Additional Insured's life, subject to certain conditions as defined in the rider. We do not require evidence of insurability to exchange the rider.

.. Primary Insured Term Insurance Benefit Rider.

This rider provides additional term life insurance coverage on the Primary Insured. You may renew this coverage until you reach age 99. Until you reach age 75, you may exchange the rider for a new Policy. In addition, after the first Policy Year and until you reach age 75, you may convert the rider to the base Policy. We do not require evidence of insurability to exchange or convert the Policy. If you purchase this rider, your surrender charge is less than if you purchased a single Policy with the same Face Amount as the total coverage of your Policy and Primary Insured Term Insurance Benefit


                                 23  PROSPECTUS

Rider. In addition, at least initially your total insurance charges are lower for a Policy/Primary Insured Term Insurance Benefit Rider combination, although they may be higher if your Policy Value increases and the net amount at risk under your Policy decreases sufficiently.

Commissions payable to sales representatives on the sale of Policies with a Primary Insured Term Insurance Benefit Rider are calculated based on the total premium payments made for the base Policy and the rider. The commissions will vary depending on the ratio of the premium for the base Policy and the rider. The same amount of premium will result in the highest commission when there is no rider, with the commission declining as the portion of the death benefit coverage allocated to the rider increases. Thus, the lowest commission amount is payable when the maximum rider is purchased.

.. Accelerated Death Benefit Rider.

This rider provides for an advance of a portion of the Death Benefit if the Insured is diagnosed with a terminal illness and satisfactory proof of the terminal illness is provided to us. A terminal illness is a medical condition of the Insured that, not withstanding medical care, will result in death within twelve months. You may add this rider after your Policy is issued if the rider is available in your state. There is no additional cost for this rider. The maximum accelerated death benefit you may receive is the lesser of:

  (i) 50% of the Death Benefit as of the date the first request is paid; or

  (ii) $250,000, including all other accelerated benefit amounts paid under all policies issued by us on the life of the Insured.

The Death Benefit and Policy Value of your Policy are reduced if an accelerated benefit is paid. The amount of Death Benefit that you request to accelerate is reduced by:

  (i) any due and uncollected Monthly Deductions, or unpaid required Premium if a claim occurs during a Grace Period;

  (ii) if allowed in your state, an administrative expense charge of up to $200 for each accelerated benefit request;

  (iii) pro-rata amount of any outstanding Policy Loan; and

  (iv) twelve-month actuarial discount that reflects the early payment of the accelerated benefit amount.

If your Policy was issued in connection with a Qualified Plan, we may not be able to offer you some of the benefits provided by these riders.

.. Full Surrender Charge Adjustment Rider.

Under this rider, we waive the surrender charges upon full surrender of the Policy during the first five Policy Years. There is no waiver of surrender charges on partial withdrawals. In addition, full surrender charges apply in determining the maximum amount available for Policy Loan or withdrawal. The rider can only be added to the Policy at issue. There is no additional cost for the rider.

The rider is generally available for use with the Policy only in business-related situations. In order to qualify for the rider, the initial or planned Premium for the Policy at issue must be $50,000 or more. You may add the rider if it is available in your state. The rider cannot be deleted once it is added to a Policy. We may modify from time to time the criteria for qualification for the rider.


POLICY LOANS
--------------------------------------------------------------------------------


GENERAL. While the Policy is in force, you may borrow money from us using the Policy as the only security for your loan. Loans have priority over the claims of any assignee or any other person. The maximum amount available for Policy Loans is 90% of the Surrender Value of your Policy at the end of the Valuation Period in which we receive your loan request. Outstanding Policy Loans and loan interest reduce the amount you may request. Other restrictions may apply if your Policy was issued in connection with a Qualified Plan. In addition, if you have named an irrevocable Beneficiary, you must also obtain his or her written consent before we make a Policy Loan to you.

We ordinarily disburse your loan to you within seven days after we receive your loan request at our home office. We may, however, postpone payment in the circumstances described above in "Policy Value - Postponement of Payments."

When we make a Policy Loan to you, we transfer to the Loan Account a portion of the Policy Value equal to the loan amount. We also transfer in this manner Policy Value equal to any due and unpaid loan interest. We usually take the transfers from the Subaccounts and the Fixed Account pro rata based upon the balances of each Subaccount and the Fixed Account. However, we do not withdraw amounts from the Fixed Account equaling more than the total loan multiplied by the ratio of the Fixed Account to the Policy Value immediately preceding the loan. The amounts allocated to the Loan Account are credited with interest at the Loan Credited Rate stated in your Policy.


LOAN INTEREST. Interest on Policy Loans accrues daily and is due at the end of each Policy Year. If you do not pay the interest on a Policy Loan when due, the unpaid interest becomes part of the Policy Loan and accrues interest at the same rate. In addition, we transfer the difference between the values of the Loan Account and


                                 24  PROSPECTUS
the Policy Debt on a pro-rata basis from the Subaccounts and the Fixed Account to the Loan Account.

You may borrow an amount equal to your Policy Value, less all Premiums paid, as a preferred loan. The interest rate charged for preferred loans is 4.0% per year. A standard loan is the amount that may be borrowed from the sum of Premiums paid. All non-preferred loans will be treated as a standard loan. The interest rate on standard loans is currently 5.0% per year.


LOAN REPAYMENT. While the Policy remains in force, you may repay the Policy Loan in whole or in part without any penalty at any time while the Insured is living. If you have a Policy Loan outstanding, we assume that any payment we receive from you is to be applied as Premium to your Policy Value, unless you tell us to treat your payment as a loan repayment. If you designate a payment as a loan repayment or interest payments, your payment is allocated among the Subaccounts and the Fixed Account using the same percentages used to allocate Net Premiums. An amount equal to the payment is deducted from the Loan Account.

If the total outstanding loan(s) and loan interest exceeds the Surrender Value of your Policy, we notify you and any assignee in writing. To keep the Policy in force, we require you to pay a Premium sufficient to keep the Policy in force for at least three more months. If you do not pay us sufficient Premium within the 61-day Grace Period, your Policy lapses and terminates without value. As explained in the section entitled "Lapse and Reinstatement" below, you may subsequently reinstate the Policy by either repayment or reimbursement of any Policy Debt that was outstanding at the end of the Grace Period. If your Policy lapses while a Policy Loan is outstanding, you may owe taxes or suffer other adverse tax consequences even if you subsequently reinstate the Policy. Please consult a tax adviser for details.


PRE-EXISTING LOAN. If you have a loan with another insurance company, and you are terminating that policy to buy one from us, usually you would repay the old loan during the process of surrendering the old policy. Income taxes on the interest earned may be due. We permit you to carry this old loan over to your new Policy through a Tax Code Section 1035 tax-free exchange, up to certain limits. The use of a Section 1035 tax-free exchange may avoid any current income tax liability that would be due if the old loan was extinguished.

If you transfer a Policy Loan from another insurer as part of a Section 1035 tax-free exchange, we treat a loan of up to 20% of your Policy Value as a preferred loan. If the amount due is more than 20% of your Policy Value, we treat the excess as a standard loan. The treatment of transferred Policy Loans is illustrated in the following example

Transferred Policy Value                $190,000
Transferred Policy Loan                 $ 40,000
Surrender Value                         $150,000
20% of Policy Value                     $ 38,000
Preferred Loan                          $ 38,000
Standard Loan                           $  2,000

:


EFFECT ON POLICY VALUE. A Policy Loan, whether or not repaid, has a permanent effect on the Policy Value because the investment results of each Subaccount and the Fixed Account apply only to the amount remaining in that account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Subaccounts and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Policy Value does not increase as rapidly as it would if you had not taken a Policy Loan. However, if the Subaccounts or the Fixed Account or both earn less than that rate, then your Policy Value is greater than it would have been if you had not taken a Policy Loan. The combination of an increasing loan balance, deductions for contract charges and fees, and unfavorable investment performance may cause the Policy to lapse, triggering ordinary income taxation on the outstanding loan balance to the extent it exceeds your cost basis in the Policy. Also, if you do not repay a Policy Loan, total outstanding Policy Debt is subtracted from the Death Benefit and Surrender Value otherwise payable.


SURRENDERS AND WITHDRAWALS
--------------------------------------------------------------------------------


SURRENDERS. While your Policy is in force, you may surrender the Policy. Your Policy terminates on the day we receive your written request, or the surrender effective date requested by you, whichever is later.

Upon surrender, we pay you the Net Surrender Value determined as of the day we receive your written request. The Net Surrender Value equals the Policy Value, minus the surrender charge, minus any Policy Debt. The surrender charge is described in "Charges and Deductions -- Surrender Charge" below. We pay you the Net Surrender Value of the Policy within seven days of our receiving your complete written request or on the effective surrender date you request, whichever is later. The Policy cannot be reinstated once it is surrendered. You may receive the surrender proceeds in a lump sum or under any of the settlement options described in "Settlement Options" below. We have set forth the tax consequences of surrendering the Policy in "Federal Taxes" below.


PARTIAL WITHDRAWAL.  General.  While the Policy is in force after the first
                     --------
Policy Year, you may receive a portion of the Net Surrender Value by making a partial


                                 25  PROSPECTUS
withdrawal from your Policy.  The minimum partial withdrawal amount is $500.
 You may not withdraw an amount that would reduce the Net Surrender Value below $500 or reduce the Face Amount below $25,000. We deduct a partial withdrawal service fee of $10 from your withdrawal proceeds.

We subtract the amount withdrawn from your Policy Value. You may specify how much of your partial withdrawal you wish taken from each Subaccount or from the Fixed Account. You may not withdraw from the Fixed Account more than the total withdrawal amount times the ratio of the Fixed Account to your total Policy Value immediately before the withdrawal.

You must request the partial withdrawal in writing. Your request is effective on the date received. Before we pay any partial withdrawal, you must provide us with a completed withholding form.

Effect on Face Amount.  If you have selected Death Benefit Option 1, a partial
----------------------
withdrawal reduces the Face Amount of your Policy as well as the Policy Value.
 We reduce the Face Amount by the amount of the partial withdrawal. The Face Amount after a partial withdrawal may not be less than $25,000. If you have previously increased the Face Amount of your Policy, your partial withdrawals first reduce the Face Amount of the most recent increase, then the most recent increases successively, then the coverage under the original Policy.

Under Option 2, a reduction in Policy Value as a result of a partial withdrawal typically results in a dollar for dollar reduction in the Death Benefit proceeds payable under the Policy.

Tax Consequences.  The tax consequences of partial withdrawals are discussed in
-----------------
"Federal Taxes" below.


SETTLEMENT OPTIONS
--------------------------------------------------------------------------------

We pay the surrender proceeds or Death Benefit proceeds under the Policy in a lump sum or under one of the Settlement Options that we then offer. You may request a Settlement Option by notifying us in writing at the address given on the first page of this Prospectus. We transfer to our Fixed Account any amount placed under a Settlement Option, which amount will not be affected thereafter by the investment performance of the Separate Account. We do not permit surrenders or partial withdrawals after payment under a settlement option commences.

The amount applied to a Settlement Option must include at least $5,000 of Policy Value and result in installment payments of not less than $50. When the proceeds are payable, we inform you concerning the rate of interest we credit to funds left with us. We guarantee that the rate of interest will be at least 3%.
 We may pay interest in excess of the guaranteed rate.

We currently offer the five Settlement Options described below:

  Option A - Interest.  We hold the proceeds, credit interest to them and pay
  --------------------
  out the funds when the person entitled to them requests.

  Option B - Fixed Payments.  We pay a selected monthly income until the
  --------------------------
  proceeds, and any interest credits, are exhausted.

  Option C - Life Income Guaranteed Period Certain.  We pay the proceeds in a
  -------------------------------------------------
  monthly income for as long as the payee lives, or you may also select a guarantee period of between five and twenty years. If a guarantee period is selected, we make monthly payments at least until the payee dies. If the payee dies before the end of the guarantee period, we continue payments to a successor payee until the end of the guarantee period. If no guarantee period is selected or if the payee dies after the end of the guarantee period, we stop payments when the payee dies. It is possible for the payee to receive only one payment under this option, if the payee dies before the second payment is due and you did not choose a guarantee period.

  Option D - Joint and Survivor.  We pay the proceeds in a monthly income to two
  ------------------------------
  payees for as long as either payee is alive. Payments stop when both payees have died. It is possible for the payees to receive only one payment, if both payees die before the second payment is due.

  Option E - Period Certain.  We pay the proceeds in monthly installments for a
  --------------------------
  specified number of years, from five to twenty-five years. If the payee dies before the end of the specified period, we pay the remaining guaranteed payments to a successor payee.

In addition, we may agree to other Settlement Option plans. Write or call us to obtain information about them.

You may request that the proceeds of the Policy be paid under a Settlement Option by submitting a request to us in writing before the death of the Insured.
 If at the time of the Insured's death, no Settlement Option is in effect, the Beneficiary may choose a Settlement Option after the Death Benefit is payable and before it is paid. If you change the Beneficiary, the existing choice of Settlement Option becomes invalid and you may either notify us that you wish to continue the pre-existing choice of Settlement Option or select a new one.


                                 26  PROSPECTUS

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------


LAPSE AND GRACE PERIOD. If the Net Surrender Value is less than the Monthly Deduction due on a Monthly Deduction Day and the Safety Net Premium feature is not in effect, your Policy may lapse. We give you a 61-day Grace Period in which to pay an adequate amount of additional Premium to keep the Policy in force after the end of the Grace Period.

At least 30 days before the end of the Grace Period, we send you a notice informing you of the amount to be paid by you before the end of the Grace Period to prevent your Policy from terminating. The amount shown in the notice will be sufficient to cover the Monthly Deduction(s) due and unpaid. You may pay additional Premium if you wish.

The Policy continues in effect through the Grace Period. If the Insured dies during the Grace Period, we pay a Death Benefit in accordance with your instructions. However, we reduce the proceeds by an amount equal to Monthly Deduction(s) due and unpaid. See "Death Benefits and Optional Insurance Benefits" on page 22. If you do not pay us the amount shown in the notice before the end of the Grace Period, your Policy ends at the end of the Grace Period.


REINSTATEMENT. If the Policy lapses, you may apply for reinstatement by paying to us the reinstatement Premium and any applicable charges required under the Policy. You must request reinstatement within five years of the date the Policy entered a Grace Period. The reinstatement Premium equals an amount sufficient to (1) cover all unpaid Monthly Deductions for the Grace Period, and (2) keep your Policy in force for three months. If a Policy Loan was outstanding at the time of your Policy's lapse, you must either repay or reinstate the loan before we reinstate your Policy. In addition, we may require you to provide evidence of insurability satisfactory to us. The Face Amount upon reinstatement cannot exceed the Face Amount of your Policy at its lapse. The Policy Value on the reinstatement date reflects the Policy Value at the time of termination of the Policy plus the Premium paid at the time of reinstatement. All Policy charges continue to be based on your original Issue Date. You cannot reinstate the Policy once it has been surrendered.


CANCELLATION AND CONVERSION RIGHTS
--------------------------------------------------------------------------------


FREE-LOOK PERIOD. You may cancel your Policy by returning it to us within twenty (20) days after you receive it, or after whatever longer period may be permitted by state law. If you return your Policy, the Policy terminates and, in most states, we pay you an amount equal to your Policy Value on the date we receive the Policy from you, plus any charges previously deducted. Your Policy Value usually reflects the investment experience of the Subaccounts and the Fixed Account as you have allocated your Net Premium. In some states, however, we are required to send you the amount of your Premiums. In those states, our current procedure is to allocate any Premium received before the end of the free-look period as described in "Allocation of Premium" above. In the future, however, if you live in one of those states, we reserve the right to delay allocating your Premiums to the Subaccounts you have selected until 20 days after the Issue Date or, if your state's free-look period is longer than twenty days, for twenty days plus the period required by state law. We will allocate Premiums received during that time to the Fixed Account . Since state laws differ as to the consequences of returning a Policy, you should refer to your Policy for specific information about your circumstances.


CONVERSION. In addition, during the first two Policy Years or the first two years after an increase in the Face Amount, if the Policy is in force you may amend the Policy to convert it into a non-variable universal life insurance policy. We will accomplish this by transferring all of your Policy Value to the Fixed Account and ending your right under the Policy to allocate Policy Value to the Subaccounts. We will not require evidence of insurability. We will not charge you to perform this amendment.

The net amount at risk (i.e., the difference between the Death Benefit and the Policy Value) under the amended policy will be equal to or less than the net amount at risk under the previous coverage. Premiums and charges under the amended policy will be based on the same risk classification as the previous coverage.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------


PREMIUM EXPENSE CHARGE. Before we allocate a Premium to the Policy Value, we subtract the Premium Expense Charge. The Premium Expense Charge equals 5.25% of all Premiums in all years. This charge is intended to help us pay for: (a) actual sales expenses, which include agents' sales commissions and other sales and distribution expenses; (b) state premium taxes and other state and local premium taxes; and (c) certain Federal taxes and other expenses related to the receipt of Premiums.


                                 27  PROSPECTUS

 State premium tax rates currently vary from 0% to 4.0%. We do not vary the Premium Expense Charge to reflect the actual premium tax rate in individual states, or the absence of premium tax in certain states. Accordingly, the portion of this charge attributable to state premium taxes may be more or less than the premium taxes assessed in your state. The current North Carolina premium tax rate is 1.9%.


MONTHLY DEDUCTION. On the Issue Date and on each Monthly Deduction Day, we deduct from your Policy Value a Monthly Deduction to cover certain charges and expenses in connection with the Policy. The Monthly Deduction is the sum of the following four items:

1) the Policy Fee;

2) the administrative expense charge;

3) the mortality and expense risk charge;

4) the cost of insurance charge for your Policy; and

5) the cost of additional benefits provided by a rider, if any.

We allocate the mortality and expense risk charge pro rata among the Subaccounts in proportion to the amount of your Policy Value in each Subaccount. We allocate the remainder of the Monthly Deduction pro rata among the Subaccounts and the Fixed Account, unless you specify otherwise.


POLICY FEE. The current monthly policy fee is $7.50 per month, and we guarantee that we will never raise it to more than $10.00 per month. This charge compensates us in part for administrative expenses such as salaries, postage, telephone, office equipment and periodic reports. The Policy Fee is waived after the Insured's age 100.


ADMINISTRATIVE EXPENSE CHARGE. The monthly Administrative Expense Charge applies for the first 10 Policy Years The rate is set at Policy issue. The monthly Administrative Expense Charge rates are individualized depending on the Insured's age at Policy Issue. The maximum monthly Administrative Expense Charge is 0.2083 per $1,000 of Face Amount and the maximum annual Administrative Expense Charge is 2.4996 per $1,000 of Face Amount. This charge covers administration expenses and issuance costs. A monthly Administrative Expense Charge is determined separately for each increase in Face Amount based on the Insured's attained age at the time of the increase. The applicable charge applies for ten years from the date of the increase. The Administrative Expense Charge is waived after the Insured's age 100.


MORTALITY AND EXPENSE RISK CHARGE. For the first ten Policy Years, the monthly mortality and expense risk charge is calculated at an annual rate of 0.55% of the net Policy Value allocated to the Subaccounts. Thereafter, the annual rate is 0.15%. The mortality and expense risk charge is not assessed against your Policy Value in the Fixed Account. This charge compensates us for the mortality and expense risks that we assume in relation to the Policies. The mortality risk assumed includes the risk that the cost of insurance charges specified in the Policy will be insufficient to meet claims. We also assume a risk that, on the Monthly Deduction Day preceding the death of an Insured, the Death Benefit will exceed the amount on which the cost of insurance charges were based. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy. The Mortality and Expense Risk Charge is waived after the Insured's age 100.


COST OF INSURANCE CHARGE. The cost of insurance is determined monthly. The cost of insurance charge is determined by multiplying the applicable current cost of insurance rate per $1,000 by the net amount risk for each Policy Month.
 The Net Amount at Risk is (a) - (b), where: (a) is the Death Benefit as of the current Monthly Deduction Day divided by 1.0032737; and (b) is the Policy Value as of the current Monthly Deduction Day. The cost of insurance rate is individualized depending on the Insured's age at issue of the Policy, Policy Year, gender and payment class, thus, the rate differs from year to year. The rates are determined by us, but they will never be more than the guaranteed rates shown in the table on Page 5 of your Policy. Please see the following example.

          Example (45-Year Old Non-Smoking Male):
          ---------------------------------------
Face Amount                                         $100,000
Death Benefit Option                                       1
Policy Value on the Current Monthly Deduction Day   $ 30,000
Insured's Attained Age                                    45
Corridor Percentage                                      215%
Death Benefit                                       $100,000


On the Monthly Deduction Day in this example, the Death Benefit as then computed would be $100,000, because the Face Amount ($100,000) is greater than the Policy Value multiplied by the applicable corridor percentage ($30,000 X 215% = $64,500). Since the Policy Value on that date is $30,000, the cost of insurance charges per $1000 are applied to the difference in the net amount at risk of $69,674 (($100,000/1.0032737) - $30,000).

Assume that the Policy Value in the above example was $50,000. The Death Benefit would then be $107,500 (215% X $50,000), since this is greater than the Face Amount ($100,000). The cost of insurance rates in this case would be applied to the net amount at risk of $57,149 (($107,500/1.0032737) - $50,000).

The Policy Value may vary monthly, based on the investment performance of the Subaccounts you have selected, the addition of interest credited to your Fixed Account (if any), the deduction of charges, and any other Policy transaction.
 Under Policies with an Option 1 Death Benefit, increases in the Policy Value generally


                                 28  PROSPECTUS
decrease the net amount at risk; conversely, decrease in the Policy Value increase the net amount at risk. Since the cost of insurance charge is based on the net amount at risk, your cost of insurance charge probably will be correspondingly different each month. Under Policies with an Option 2 Death Benefit, however, the net amount at risk does not vary with changes in the Policy Value, unless your Policy's death benefit is determined under a corridor percentage. In that circumstance, increases in the Policy Value increase the net amount at risk. See "Policy Value" on page 12. Accordingly, a change in the Policy Value does not affect your monthly cost of insurance charge, unless it increases your net amount at risk.

We determine the cost of insurance charge separately for the initial Face Amount and each subsequent increase. The cost of insurance charge for increases reflects circumstances, such as the Insured's age and health status, at the time of the increase. The cost of insurance charge covers our anticipated mortality costs for standard and substandard risks. We determine the current cost of insurance rates, but we guarantee that we will never charge you a cost of insurance rate higher than the guaranteed cost of insurance rates shown in the Policy.

We base the cost of insurance rate on the sex, issue age, Policy Year and premium rating class of the Insured, and on the Face Amount. However, we issue unisex policies in Montana and in connection with Qualified Plans. We charge a lower current cost of insurance rate for Policies with a Face Amount of $200,000 or above and further lower the current rate for Policies with a Face Amount of $1,000,000 or above. If an increase in Face Amount of your Policy would raise the total Face Amount above one of these break points, only the amount of the increase above the breakpoint is eligible for a lower current cost of insurance
rate.   Although we base the current cost of insurance rate on our expectations as to future mortality experience, that rate will never exceed a maximum cost of insurance rate based on the 1980 Commissioners Standard Ordinary ("1980 CSO") Smoker and Non-Smoker Mortality Table based on the Insured's sex and age. Our cost of insurance rates for unisex Policies will never exceed a maximum based on the 1980 CSO Table B assuming a blend of 80% male and 20% female lives.

If we ever charge you a cost of insurance rate during the first five Policy Years that is greater than the rate provided by the rate scale in effect on the Issue Date we will notify you. For 60 days after we mail that notice, you may surrender your Policy without paying any surrender charge.

Beginning on the Policy Anniversary following the Insured's 100th birthday, we waive all cost of insurance charges, administrative expense charges, mortality and expense risk charge, and monthly policy fees.


RIDER CHARGES. If your Policy includes one or more riders, a charge applicable to each rider you purchased is made from your Policy Value each month. The charge is to compensate us for the anticipated cost of providing these benefits and is specified on the applicable rider. The Rider Charges are summarized in the table on page 9 of this Prospectus. For a description of the optional riders, see "Optional Insurance Benefits" beginning on page 23.


SEPARATE ACCOUNT INCOME TAXES. We are not currently deducting or maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax from the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient.


PORTFOLIO CHARGES. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Subaccounts to which you allocate your Policy Value. The third table in "Fee Tables" above contains a summary of current estimates of those charges and expenses. These charges and expenses are deducted from the assets of the Portfolios. For more detailed information, please refer to the Prospectuses for the appropriate Portfolios.

We receive compensation from the investment advisers or administrators of some of the Portfolios. Such compensation is consistent with the services we provide or the cost savings resulting from the arrangement and therefore may differ between Portfolios. Such compensation typically is a percentage of the Separate Account assets invested in the relevant Portfolio and generally may range up to
0.25% annually of net assets.    We receive Rule 12b-1 fees or service fees
directly from some of the Portfolios for providing certain services primarily intended to assist in the account servicing of the Portfolios' shares held by corresponding Subaccounts.


SURRENDER CHARGE. If you surrender your Policy, we may subtract a surrender charge from the surrender proceeds. The surrender charge equals the amount shown in the surrender charge table in your Policy, plus any additional surrender charge due to increases in the Face Amount of your Policy. The amount of the surrender charge decreases over time.

Initial Surrender Charge.  When we issue your Policy, we determine the initial
-------------------------
surrender charge. To determine the initial surrender charge, we multiply the Initial Face Amount of your Policy by a rate per thousand dollars of Face Amount. The applicable rate depends on the Insured's age at issue, sex and status as a smoker or non-smoker. For example, if the Insured is age 45 when your


                                 29  PROSPECTUS

Policy is issued, the applicable rates per thousand are as follows:

Male Non-Smoker                                                           $19.31
Male Smoker                                                               $23.49
Female Non-Smoker                                                         $16.00
Female Smoker                                                             $18.28
Unisex Non-Smoker                                                         $18.64
Unisex Smoker                                                             $22.45


Accordingly, if the Insured were a male non-smoker age 45 and the Policy's Face Amount were $100,000, the surrender charge initially would be $1,931.

The rates for each category are greater or lesser according to the age of the Insured when your Policy is issued. The maximum rates are as follows:

Male Non-Smoker                                                              $55.76
Male Smoker                                                                  $56.07
Female Non-Smoker                                                            $51.29
Female Smoker                                                                $55.85
Unisex Non-Smoker                                                            $55.77
Unisex Smoker                                                                $56.04


If you surrender your Policy after nine Policy Years have elapsed, we do not charge a surrender charge (unless you have increased the Face Amount of your Policy, as explained below). Before that time, we determine the applicable surrender charge by multiplying the initial surrender charge on your Policy by the appropriate surrender charge percentage for the Policy Year in which the surrender occurs. The applicable surrender charge percentage depends on the Insured's sex, age when your Policy was issued, and the number of years elapsed since your Policy was issued. For example, the following surrender charge percentage rates would apply if the Insured were 45 years old when your Policy was issued:

                     MALE,    MALE,    FEMALE,    FEMALE,   UNISEX,      UNISEX,
                   NONSMOKER  SMOKER  NONSMOKER   SMOKER   NONSMOKER      SMOKER
   POLICY YEAR      AGE 45    AGE 45    AGE 45    AGE 45     AGE 45       AGE 45
   -----------      ------    ------    ------    ------     ------       ------
        1            100%      100%      100%      100%       100%         100%
        2            100%      100%      100%      100%       100%         100%
        3            100%      100%      100%      100%       100%         100%
        4             85%       85%       85%       85%        85%          85%
        5             71%       71%       71%       71%        71%          71%
        6             57%       57%       57%       57%        57%          57%
        7             43%       43%       43%       43%        43%          43%
        8             29%       28%       28%       28%        28%          28%
        9             15%       15%       14%       15%        15%          15%
       10              0%        0%        0%        0%         0%           0%


Thus, in the example given above, if the Policy were surrendered during the 7th Policy Year, the surrender charge would equal [$830.33 ($1,931 X 43%)]. A different surrender charge percentage rate might apply if the Insured is older than 45 when the Policy is issued.

Surrender Charge on Increases in Initial Face Amount.  If you increase the
-----------------------------------------------------
Initial Face Amount of your Policy, we determine an additional surrender charge amount applicable to the amount of the increase. We determine the initial amount of the additional surrender charge using the same formula and rates used in determining the initial surrender charge, except that we use the Insured's age and smoking status at the time of the increase, rather than at the time your Policy was issued.

The surrender charge on the increase also decreases over a nine Policy Year period, starting from the effective date of the increase. The schedule of surrender charge percentages applicable to the additional surrender charge is based on the Insured's age at the time of the increase. If you surrender your Policy or make a partial withdrawal, we separately calculate the surrender charge applicable to the Initial Face amount and each increase and add those amounts to determine the total surrender charge.

If you decrease the Face Amount, the applicable surrender charge remains the same.

We include in your Policy a table showing the surrender charge rates and the surrender charge percentages applicable under the Policies. For additional information concerning the rates applicable to you, please consult your agent.
 In addition, a table of the applicable rates is on file with the SEC as an exhibit to the registration statement for the Policies.

The Premium Expense Charge (in part) and the surrender charge are imposed to cover our actual sales expenses, which include agents' sales commissions and other sales and distribution expenses. We expect to recover total sales expenses of the Policies over the life of the Policies. However, the Premium Expense Charge and surrender charge paid with respect to a particular Policy may be higher or lower than the distribution


                                 30  PROSPECTUS
expenses we incurred in connection with that Policy. To the extent distribution costs are not recovered by these charges, we may make up any shortfall from the assets of our general account, which includes funds derived from the mortality and expense charge on the Separate Account assets and the other charges imposed under the Policies.

We do not subtract any portion of the then applicable surrender charge from a partial withdrawal. We do, however, subtract a partial withdrawal service fee of $10 from the amount withdrawn, to cover our expenses relating to the partial withdrawal.


TRANSFER FEE. We currently are not charging a transfer fee. The Policy, however, permits us to charge a transfer fee of $10 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Subaccount(s) and/or the Fixed Account. We will notify you if we begin to charge this fee.

We will deduct the transfer fee from the Policy Value that remains in the Subaccount(s) or Fixed Account from which we process your transfer. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.


GENERAL POLICY PROVISIONS
--------------------------------------------------------------------------------


BENEFICIARIES. You name the original Beneficiary(ies) and Contingent Beneficiary(ies) in the application for the Policy. You may change the Beneficiary or Contingent Beneficiary at any time, except irrevocable Beneficiaries may not be changed without their consent.

You must request a change of Beneficiary in writing. We provide a form to be completed, signed and filed with us. Your request for a change in Beneficiary or Contingent Beneficiary takes effect upon our filing of a signed and completed form, effective as of the date you signed the form. Until we receive your change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to the person shown in our files as the Beneficiary or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiaries effective as of a date before we made the payment or took the action in question.

If you name more than one Beneficiary, we divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we divide the Death Benefit among the surviving Beneficiaries.

Different rules may apply if your Policy was issued in connection with a Qualified Plan.


ASSIGNMENT. You may assign your Policy as collateral security, unless it was issued in connection with a Qualified Plan. You must notify us in writing if you assign the Policy. Until we receive notice from you, we are not liable for any action we may take or payments we may make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the Beneficiary may be affected by an assignment.


DIVIDENDS.  We do not pay any dividend under the Policies.


ABOUT US
--------------------------------------------------------------------------------


LINCOLN BENEFIT LIFE COMPANY. Lincoln Benefit Life Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group. Our offices are located at 2940 S. 84th Street, Lincoln, NE 68506-4142; however, our mailing address is P.O. Box 80469, Lincoln, NE 68501-0469. Please see also "General Information and History" in the SAI.


THE SEPARATE ACCOUNT. Lincoln Benefit Life Variable Life Account is a segregated asset account of Lincoln Benefit. Lincoln Benefit owns the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Policy Value of the Policies offered by this Prospectus, these assets may not be used to pay any liabilities of Lincoln Benefit other than those arising from the Policies. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, losses or any investment experience of Lincoln Benefit's other assets. Lincoln Benefit is obligated to pay all amounts promised to Policy Owners under the Policies.

The Separate Account is divided into Subaccounts. The assets of each Subaccount are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Subaccounts or the Portfolios. Values allocated to the Separate Account rise and fall with the values of shares of the Portfolios and are also reduced by Policy charges. We use the Separate Account to fund the Policies and our other variable universal life insurance policies. We account separately for each type of variable life insurance policy funded by the Separate Account.


                                 31  PROSPECTUS

FEDERAL TAXES
--------------------------------------------------------------------------------


INTRODUCTION. The following discussion is general and is not intended as tax advice. Lincoln Benefit makes no guarantee regarding the tax treatment of any Policy or transaction involving a Policy. Federal, state, local and other tax consequences of ownership or purchase of a life insurance policy depend upon your circumstances. Our general discussion of the tax treatment of this Policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this Policy cannot be made in the Prospectus. For detailed information, you should consult with a qualified tax adviser familiar with your situation. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax adviser.


TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT. Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Tax Code. The Separate Account is not an entity separate from Lincoln Benefit and its operations form a part of Lincoln Benefit. Therefore, the Separate Account is not taxed separately as a "Regulated Investment Company" under Subchapter M of the Tax Code. Investment income and realized capital gains are automatically applied to increase reserves under the Policies. Under current federal tax law, Lincoln Benefit believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Policies. Generally, reserves are amounts that Lincoln Benefit is legally required to accumulate and maintain in order to meet future obligations under the Policies. Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account. Therefore, we do not intend to make provisions for any such taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account in order to make provisions for any such taxes.


TAXATION OF POLICY BENEFITS. In order to qualify as a life insurance policy for federal income tax purposes, the policy must meet the definition of a life insurance policy set forth in Section 7702 of the Tax Code. Section 7702 limits the amount of premiums that may be invested in a policy that qualifies as life insurance. The Policy is structured to meet the Section 7702 definition of a life insurance policy. This means that the Death Benefit is generally excluded from the Beneficiary's gross income under Section 101(a) of the Tax Code and you are generally not taxed on increases in the Policy Value until a distribution occurs.

If the Death Benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the Death Benefit, which will generally be excludable from the Beneficiary's income, and amounts attributable to earnings on that income (occurring after the Insured's death), which will be includable in the Beneficiary's income.

If a Policy fails to qualify as life insurance under Section 7702, the Policy will not provide any of the tax advantages normally provided by life insurance.
 Lincoln Benefit has the right to amend the Policies to comply with any future changes in the Tax Code, any regulations or rulings under the Tax Code and any other requirements imposed by the Internal Revenue Service.

If you surrender the Policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross Premium paid for the Policy minus any amounts previously received from the Policy if such amounts were properly excluded from your gross income. If your Policy is not a Modified Endowment Contract, policy loans are not treated as taxable distributions. Interest paid on a Policy loan is generally not deductible. You are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the contract. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Policy may result in a taxable distribution before the investment in the contract is recovered even if the policy is not a Modified Endowment Contract. Withdrawals and loans from Modified Endowment Contracts are subject to less favorable tax treatment. Loans, if not repaid, and withdrawals reduce the contract's death benefit and cash value. For an additional discussion of Modified Endowment Contracts, please see "Federal Taxes - Modified Endowment Contracts" on page 33.

If you are Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the Insured is not the Owner but retains incidents of ownership in the Policy, the Death Benefit will also be included in the Insured's gross estate. Examples of incidents of ownership include the right to:

.. change beneficiaries,

.. assign the Policy,

.. revoke an assignment,

.. pledge the Policy, or

.. obtain a Policy loan.

If you are Owner and Insured under the Policy, and you transfer all incidents of ownership in the Policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Policy or Death Benefit, either during life or at death, to


                                 32  PROSPECTUS
individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.

The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Policy in any of these arrangements, you should consult a qualified tax adviser regarding the tax attributes of the particular arrangement. We no longer sell life insurance contracts to corporate and self-employed tax-qualified retirement pension and profit sharing plans subject to Section 401.


MODIFIED ENDOWMENT CONTRACTS. A life insurance policy is treated as a "Modified Endowment Contract" under Section 7702A of the Tax Code if it meets the definition of life insurance in Section 7702, but fails the "seven-pay" test of
Section 7702A. The seven-pay test limits the amount of premiums that can be paid into the contract before the Policy will become a Modified Endowment Contract. We will not accept any Premiums that cause the Policy to become a Modified Endowment Contract unless we receive from you a written acknowledgment that the Policy will become a Modified Endowment Contract. An exchange under Section 1035 of the Tax Code of a life insurance policy that is not a Modified Endowment Contract will not cause the new policy to be a Modified Endowment Contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance policy that is a Modified Endowment Contract for a new life insurance policy will always cause the new policy to be a Modified Endowment Contract.

If your contract is not issued as a Modified Endowment Contract, it can become a Modified Endowment Contract under certain circumstances. If your Policy is materially changed at any time, your policy must be tested to determine whether it has become a Modified Endowment Contract. A material change includes certain increases in the policy's death benefit and the addition or increase of certain riders. Your Policy will be treated as though it were a new contract on the day the material change takes effect, a new seven-pay limit will be calculated, and a new seven-pay period will begin. Additionally, if the benefits provided by your Policy are reduced during the first 7 years of the policy or during a "seven-pay period", the seven-pay test will be applied as though the policy were intially issued with the reduced benefits. If the cumulative premiums paid into the Policy prior to the reduction in benefits are in excess of the seven-pay limit for the reduced benefit, then your policy will become a Modified Endowment Contract.

If a contract is classified as a Modified Endowment Contract, the Death Benefit will still qualify for the exclusion from gross income, and increases in Policy value are not subject to current taxation unless withdrawn or otherwise accessed. If you receive any amount as a Policy loan (including unpaid interest that is added to the loan balance) from a Modified Endowment Contract, or assign or pledge any part of the value of the Policy, such amount is treated as a distribution. Withdrawals and distributions made from a Modified Endowment Contract before the Insured's death are treated as taxable income first, then as recovery of the investment in the contract. The taxable portion of any distribution from a Modified Endowment Contract is subject to an additional 10% penalty tax, except as follows:

.. distributions made on or after the date on which the taxpayer attains age 59
  1/2;

.. distributions attributable to the taxpayer's becoming disabled (within the meaning of Section 72(m)(7) of the Tax Code); or

.. any distribution that is part of a series of substantially equal periodic payments (paid not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

All Modified Endowment Contracts that are issued within any calendar year to the same owner by one company or its affiliates shall be treated as one Modified Endowment Contract in determining the taxable portion of any distributions from any of the contracts required to be aggregated.

INCOME TAX WITHHOLDING

Generally, Lincoln Benefit Life Company is required to withhold federal income tax at a rate of 10% from taxable distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


DIVERSIFICATION REQUIREMENTS. For a Policy to qualify as a variable life insurance policy for federal tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Policy will not be treated as a variable life insurance policy for federal income tax purposes. As a result, you will be taxed on the excess of the Policy Value over the investment in the contract.
 Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


                                 33  PROSPECTUS

OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Separate Account investments may cause a policy owner to be treated as the owner of the Separate Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct Subaccount investments without being treated as owners of the underlying assets of the Separate Account.

Your rights under the Policy are different than those described by the IRS in private and public rulings in which it found that policy owners were not owners of separate account assets. For example, if your Policy offers more than twenty
(20) investment alternatives you have the choice to allocate premiums and policy values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in your being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Policy. We reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Policy will be successful.


DISTRIBUTION
--------------------------------------------------------------------------------

ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Policies. ALFS, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc ("NASD").

ALFS does not sell Policies directly to purchasers. ALFS enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Policies through their registered representatives. The broker-dealers are registered with the SEC and are NASD member firms. Their registered representatives are licensed as insurance agents by applicable state insurance authorities and appointed as agents of Lincoln Benefit in order to sell the Policies. Policies also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

We will pay commissions to broker-dealers and banks that sell the Policies.
 Commissions paid vary, but we may pay up to a maximum sales commission of approximately 85% of all Premiums plus 3% of any additional Premiums in the
first ten years.   In addition, we may pay a trail commission of 0.15% of Policy
Value on Policies that have been in force for at least five years. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker-dealer's or bank's practices.

From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Policy Value annually. These payments are intended to contribute to the promotion and marketing of the Policies, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to: (1) placement of the Policies on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Policies; (3) participation in sales conferences; and (4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives. For more information on the compensation associated with this Policy that your registered representative or his or her bank or brokerage firm may receive, please consult your registered representative.

Lincoln Benefit does not pay ALFS a commission for distribution of the Policies. ALFS compensates its representatives who act as wholesalers, and their sales management personnel, for Policy sales. This compensation is based on a percentage of premium payments and/or a percentage of Policy values. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Policies, including any liability to Policy Owners arising out of services rendered or Policies issued.


                                 34  PROSPECTUS

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no pending material legal proceedings to which the Separate Account is a party. Lincoln Benefit is engaged in routine lawsuits, which, in our management's judgment, are not of material importance to its respective total assets or material with respect to the Separate Account.


LEGAL MATTERS
--------------------------------------------------------------------------------

All matters of Nebraska law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy under Nebraska law, have been passed upon by Michael J. Velotta, Senior Vice President, General Counsel, and Secretary of Lincoln Benefit. The Washington, D.C., law firm of LeBoeuf, Lamb, Greene & MacRae LLP, 1875 Connecticut Avenue NW, Washington, DC 20009, has advised Lincoln Benefit about certain federal securities law matters in connection with the Policies.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of the Sub-accounts comprising the Separate Account as of December 31, 2004, and for each of the periods in the two year period then ended, the financial statements of Lincoln Benefit as of December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and the related financial statement schedules of Lincoln Benefit and the accompanying Reports of Independent Registered Public Accounting Firm appear in the Statement of Additional Information.


                                 35  PROSPECTUS

ILLUSTRATION OF POLICY VALUES, DEATH BENEFITS, AND NET SURRENDER VALUES
--------------------------------------------------------------------------------

The following tables illustrate how the Policy Values, Net Surrender Values and Death Benefits of a Policy change with the investment experience of the Portfolios. The tables show how the Policy Values, Net Surrender Values and Death Benefits issued to an Insured of a given age and underwriting risk classification who pays the specified annual Premium would vary over time if the investment return on the assets held in the underlying Portfolio(s) was a uniform, gross, after-tax annual rate of 0%, 5% or 10%. The tables on page 37 illustrate a Policy issued to a male, age 45, $120,000 Face Amount, under a standard nonsmoker risk classification and Death Benefit Option 1.

The illustrations assume an annual payment of $2,250.00. The Safety Net Premium (see Safety Net Premium, page 11) for the illustrated Policy is $1,136.40.
 Payment of the Safety Net Premium or more each year would guarantee Death Benefit coverage for twenty years, regardless of investment performance, assuming no loans or withdrawals are taken.

The illustration on pages 38 assumes current charges and cost of insurance rates, while the illustration on pages 38 assumes maximum guaranteed charges and cost of insurance rates (based on the 1980 Commissioners Standard Ordinary Mortality Table).

The amounts shown for the Death Benefit, Policy Value and Net Surrender Value reflect the fact that the net investment return of the Subaccounts is lower than the gross, after-tax return on the assets held in the Portfolios and charges levied against the Subaccounts. The values shown take into account the average total annual operating expenses (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses) of 1.03%. Portfolio fees and expenses used in the illustrations do not reflect any expense reimbursement or fee waivers, which are terminable by the Portfolios and/or their investment advisers as described in the Prospectus under Fee Table and in the Prospectuses for the Portfolios. Also reflected is our monthly charge to the Policy Value for assuming mortality and expense risks. The current charge for the first ten Policy Years is an annual rate of 0.55% of the average net assets of the Subaccounts, and a charge of 0.15% of average daily net assets thereafter. The illustrations also reflect the deduction from Premiums for a premium expense charge of 5.25%, the monthly policy fee of $7.50 for the current illustrations and $10.00 for the guaranteed illustrations, and the monthly administrative expense fee of $9.00. The monthly policy fee currently is $7.50 and is guaranteed not to exceed $10.00 per month.
 The amount of the administrative expense fee will vary with Issue Age and Policy Face Amount. After deduction of average fund expenses, the illustrated gross annual investment rates of return of 0%, 5%, and 10%, "Assuming Current Costs" correspond to approximate net annual rates of -1.03%, 3.97%, and 8.97%, respectively. The illustrated gross annual investment rates of return of 0%, 5%, and 10%, "Assuming Guaranteed Costs" correspond to approximate net annual rates of return of -1.03%, 3.97%, and 8.97%, respectively.

The hypothetical values shown in the tables do not reflect any charges for Federal income taxes against the Separate Account, since we are not currently making this charge. However, this charge may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0%, 5%, and 10% by an amount sufficient to cover the tax charge in order to produce the Death Benefits, Policy Values, and Net Surrender Values illustrated (see "Federal Tax Matters," page 31.)

The tables illustrate the Policy Values, Net Surrender Values and Death Benefits that would result based upon the hypothetical investment rates of return if Premiums are paid as indicated, if all net Premiums are allocated to the Separate Account, and if no Policy loans are taken. The tables also assume that you have not requested an increase or decrease in the Face Amount of the Policy and that no partial surrenders or transfers have been made.

Upon request, we will provide a comparable illustration based upon the proposed Insured's actual age, sex and underwriting classification, the Face Amount, Death Benefit option, the proposed amount and frequency of Premiums paid and any available riders requested.

                          LINCOLN BENEFIT LIFE COMPANY

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           HYPOTHETICAL ILLUSTRATIONS


               Male Issue Age  45
Face Amount $120,000      Standard Nonsmoker Class
$2,250 Annual Premium     Death Benefit Option:  1


                 CURRENT COST OF INSURANCE RATES
                          DEATH BENEFIT
 ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
  POLICY YEAR        0% GROSS         5% GROSS        10% GROSS
                    -1.03% NET       3.97% NET        8.97% NET
       1              120,000         120,000           120,000
       2              120,000         120,000           120,000
       3              120,000         120,000           120,000
       4              120,000         120,000           120,000
       5              120,000         120,000           120,000
       6              120,000         120,000           120,000
       7              120,000         120,000           120,000
       8              120,000         120,000           120,000
       9              120,000         120,000           120,000
       10             120,000         120,000           120,000
       15             120,000         120,000           120,000
  20 (Age 65)         120,000         120,000           120,000
  30 (Age 75)         120,000         120,000           236,166
  40 (Age 85)              **         142,171           552,570
  55 (Age 100)             **         268,596         1,930,938





                                 36  PROSPECTUS

                 POLICY VALUE                                     SURRENDER VALUE
        ASSUMING HYPOTHETICAL GROSS AND                   ASSUMING HYPOTHETICAL GROSS AND
        NET ANNUAL INVESTMENT RETURN OF                   NET ANNUAL INVESTMENT RETURN OF
 POLICY YEAR    0% GROSS   5% GROSS   10% GROSS    POLICY YEAR     0% GROSS   5% GROSS   10% GROSS
               -1.03% NET  3.97% NET  8.97% NET                   -1.03% NET  3.97% NET  8.97% NET
      1           1,577       1,669       1,761         1                -           -           -
      2           3,055       3,319       3,593         2              737       1,001       1,275
      3           4,478       4,993       5,546         3            2,160       2,676       3,229
      4           5,854       6,701       7,641         4            3,885       4,732       5,671
      5           7,209       8,468       9,913         5            5,564       6,823       8,268
      6           8,531      10,286      12,369         6            7,210       8,965      11,048
      7           9,905      12,242      15,110         7            8,908      11,245      14,114
      8          11,372      14,381      18,201         8           10,700      13,709      17,529
      9          12,773      16,553      21,514         9           12,426      16,205      21,166
     10          14,107      18,756      25,067        10           14,107      18,756      25,067
     15          20,811      31,627      49,075        15           20,811      31,627      49,075
 20 (Age 65)     25,929      46,265      85,668   (20 (Age 65)      25,929      46,265      85,668
 30 (Age 75)     27,318      81,863     227,810    30 (Age 75)      27,318      81,863     227,810
 40 (Age 85)         **     135,401     549,966    40 (Age 85)          **     135,401     549,966
55 (Age 100)         **     265,936   1,911,820   55 (Age 100)          **     265,936   1,911,820



Assumes the Premium shown is paid at the beginning of each Policy Year. Values would differ if Premiums are paid with a different frequency or in different amounts. Assumes that no Policy loans or withdrawals have been made. An * indicates lapse in the absence of additional Premium.

The hypothetical investment rates of return show above and elsewhere in the SAI and the Prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment rates of return may be more less than those shown and will depend on a number of factors, including the investment allocations by the Policy Owner and the Portfolios' rates of return. The Death Benefit, Policy Value and Surrender Value for the Policy would differ from those shown if the actual investment rates of return averaged the rates shown above over a period of years but fluctuated above or below those averages for individual Policy Years. No representation can be made by Lincoln Benefit or any Portfolio that this assumed investment rate of return can be achieved for any one year or sustained over a period of time.

                          LINCOLN BENEFIT LIFE COMPANY

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           HYPOTHETICAL ILLUSTRATIONS


                                 37  PROSPECTUS

               Male Issue Age  45
Face Amount $120,000      Standard Nonsmoker Class
$2,250 Annual Premium     Death Benefit Option:  1


               GUARANTEED COST OF INSURANCE RATES
                          DEATH BENEFIT
 ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
  POLICY YEAR        0% GROSS         5% GROSS        10% GROSS
                    -1.03% NET       3.97% NET        8.97% NET
       1              120,000         120,000           120,000
       2              120,000         120,000           120,000
       3              120,000         120,000           120,000
       4              120,000         120,000           120,000
       5              120,000         120,000           120,000
       6              120,000         120,000           120,000
       7              120,000         120,000           120,000
       8              120,000         120,000           120,000
       9              120,000         120,000           120,000
       10             120,000         120,000           120,000
       15             120,000         120,000           120,000
  20 (Age 65)         120,000         120,000           120,000
  30 (Age 75)              **         120,000           198,876
  40 (Age 85)              **              **           467,689
  55 (Age 100)             **              **         1,510,926




                 POLICY VALUE                                     SURRENDER VALUE
        ASSUMING HYPOTHETICAL GROSS AND                   ASSUMING HYPOTHETICAL GROSS AND
        NET ANNUAL INVESTMENT RETURN OF                   NET ANNUAL INVESTMENT RETURN OF
 POLICY YEAR    0% GROSS   5% GROSS   10% GROSS    POLICY YEAR     0% GROSS   5% GROSS   10% GROSS
               -1.03% NET  3.97% NET  8.97% NET                   -1.03% NET  3.97% NET  8.97% NET
      1           1,469      1,558      1,648           1                -          -            -
      2           2,888      3,142      3,406           2              570        825        1,088
      3           4,255      4,750      5,282           3            1,938      2,433        2,965
      4           5,569      6,382      7,285           4            3,599      4,412        5,315
      5           6,827      8,036      9,423           5            5,182      6,391        7,778
      6           8,027      9,708     11,705           6            6,706      8,387       10,384
      7           9,162     11,394     14,138           7            8,165     10,397       13,142
      8          10,227     13,088     16,732           8            9,555     12,416       16,060
      9          11,215     14,785     19,495           9           10,868     14,437       19,147
     10          12,121     16,478     22,438           10          12,121     16,478       22,438
     15          16,052     25,823     41,948           15          16,052     25,823       41,948
 20 (Age 65)     16,691     34,510     70,695     (20 (Age 65)      16,691     34,510       70,695
 30 (Age 75)       **       41,554    185,865      30 (Age 75)          **     41,554      185,865
 40 (Age 85)       **         **      445,418      40 (Age 85)          **         **      445,418
55 (Age 100)       **         **    1,495,966      55 (Age 100)         **         **    1,495,966



Assumes the Premium shown is paid at the beginning of each Policy Year. Values would differ if Premiums are paid with a different frequency or in different amounts.

Assumes that no Policy loans or withdrawals have been made. An * indicates lapse in the absence of additional Premium.

The hypothetical investment rates of return show above and elsewhere in the SAI and the Prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment rates of return may be more less than those shown and will depend on a number of factors, including the investment allocations by the Policy Owner and the Portfolios' rates of return. The Death Benefit, Policy Value


                                 38  PROSPECTUS
   and Surrender Value for the Policy would differ from those shown if the actual investment rates of return averaged the rates shown above over a period of years but fluctuated above or below those averages for individual Policy Years. No representation can be made by Lincoln Benefit or any Portfolio that this assumed investment rate of return can be achieved for any one year or sustained over a period of time.


                                 39  PROSPECTUS

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

Please refer to this list for the meaning of the following terms:

ACCUMULATION UNIT - An accounting unit of measurement, which we use to calculate the value of a Subaccount.

AGE - The Insured's age at his or her last birthday.

ATTAINED AGE - The Insured's age at the last Policy Anniversary.

BENEFICIARY(IES) - The person(s) named by you to receive the Death Benefit under the Policy.

DEATH BENEFIT - The amount payable to the Beneficiary under the Policy upon the death of the Insured, before payment of any unpaid Policy Debt or Policy Charges.

FACE AMOUNT - The initial amount of insurance under your Policy, adjusted for any changes in accordance with the terms of your Policy.

FIXED ACCOUNT - The portion of the Policy Value allocated to our general account.

GRACE PERIOD - A 61-day period during which the Policy remains in force so as to permit you to pay sufficient additional Premium to keep the Policy from lapsing.

INSURED - The person whose life is Insured under the Policy.

ISSUE DATE - The date on which the Policy is issued, which shall be used to determine Policy Anniversaries, Policy Years and Policy Months.

LOAN ACCOUNT - An account established for amounts transferred from the Subaccounts and the Fixed Account as security for outstanding Policy loans.

MONTHLY AUTOMATIC PAYMENT - A method of paying a Premium each month automatically, for example by bank draft or salary deduction.

MONTHLY DEDUCTION - The amount deducted from Policy Value on each Monthly Deduction Day for the policy fee, mortality and expense risk charge, administrative expense charge, cost of insurance charge, and the cost of any benefit riders.

MONTHLY DEDUCTION DAY - The same day in each month as the Issue Date. If a month does not have that day, the deduction will be made as of the last day of the month. The day of the month on which Monthly Deductions are taken from your Policy Value.

NET DEATH BENEFIT - The Death Benefit, less any Policy Debt.

NET INVESTMENT FACTOR - The factor we use to determine the change in value of an Accumulation Unit in any Valuation Period. We determine the Net Investment Factor separately for each Subaccount.

NET POLICY VALUE - The Policy Value, less any Policy Debt.

NET PREMIUM - The Premium less the Premium Expense Charge.

NET SURRENDER VALUE - The Policy Value less any applicable surrender charges and less any unpaid Policy Debt. The Net Surrender Value must be positive for the Policy to remain in effect, unless the Safety Net Premium feature is in effect.

POLICY ANNIVERSARY - The same day and month as the Issue Date for each subsequent year the Policy remains in force.

POLICY DEBT - The sum of all unpaid Policy loans and accrued loan interest.

POLICY OWNER ("YOU" "YOUR") - The person(s) having the rights and privileges of ownership defined in the Policy. The Policy Owner may or may not be the same person as the Insured. If your Policy is issued pursuant to a retirement plan, your ownership privileges may be modified by the plan.

POLICY VALUE - The sum of the values of your interests in the Subaccounts of the Separate Account, the Fixed Account and the Loan Account. The amount from which the Monthly Deductions are made and the Death Benefit is determined.

POLICY YEAR - Each twelve-month period beginning on the Issue Date and each Policy Anniversary.

PORTFOLIO(S) - The underlying funds in which the Subaccounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

PREMIUM - Amounts paid to us as premium for the Policy by you or on your behalf.

QUALIFIED PLAN - A pension or profit-sharing plan established by a corporation, partnership, sole proprietor or other eligible organization that is qualified for favorable tax treatment under Section 401 or 403 of the Tax Code.

SAI - Statement of Additional Information, which is available upon request.

SAFETY NET PREMIUM - A feature under which we guarantee that, regardless of declines in your Policy Value, your Policy does not enter the Grace Period if your total Premiums paid since the Issue Date, less any partial withdrawals and outstanding Policy loans made by you, are at least as great as the monthly Safety Net Premium amount times the number of months since the Issue Date.


                                 40  PROSPECTUS

SEPARATE ACCOUNT - The Lincoln Benefit Life Variable Life Account, which is a segregated investment account of Lincoln Benefit.

SUBACCOUNT - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.

SURRENDER VALUE - The Policy Value less any applicable surrender charges.

TAX CODE - The Internal Revenue Code of 1986, as amended.

VALUATION DATE - Each day the New York Stock Exchange is open for business. We do not determine Accumulation Unit Value on days on which the New York Stock Exchange is closed for trading.

VALUATION PERIOD - The period of time during which we determine the change in the value of the Subaccounts in order to price Accumulation Units. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange, currently 4:00 p.m. Eastern time, on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

WE, US, OUR - Our company, Lincoln Benefit Life Company, sometimes referred to as "Lincoln Benefit."

YOU, YOUR - The person having the rights and privileges of ownership in the Policy.


                                 41  PROSPECTUS

WHERE YOU CAN FIND MORE INFORMATION
You can call us at 1-800-865-5237 to ask us questions, request information about the Policy, and obtain copies of the Statement of Additional Information, personalized illustrations or other documents. You also can write to us at the address given on the first page of this Prospectus.

We have filed a Statement of Additional Information with the Securities and Exchange Commission ("SEC"). The current Statement of Additional Information is dated April 30, 2005. The Statement of Additional Information contains additional information about the Policy and is incorporated by reference in this Prospectus. You can obtain a free copy of the Statement of Additional Information upon request, by writing us or calling at the number given above. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file reports and other information with the Securities and Exchange Commission. You may read and copy any document we file with the SEC, including the Statement of Additional Information at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-942-8090 for information on the operation of the public reference room.

Our SEC reports and other information about us are also available to the public at the SEC's web site at http:// www.sec.gov. Copies of any of the information filed with the SEC may be obtained upon payment of a duplicating fee by writing the SEC's Public Reference Section, 450 Fifth Street, NW, Washington, DC 20549-0102.

                          LINCOLN BENEFIT LIFE COMPANY

             THROUGH ITS LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                               FILE NO. 811-09154


                                 42  PROSPECTUS

                       STATEMENT OF ADDITIONAL INFORMATION
                     CONSULTANT ACCUMULATOR FLEXIBLE PREMIUM
                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES



 DATE OF STATEMENT OF ADDITIONAL INFORMATION AND RELATED PROSPECTUS:
                                 April 30, 2005

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                     DEPOSITOR: LINCOLN BENEFIT LIFE COMPANY


      This Statement of Additional Information is not a prospectus. Please review the Prospectus, which contains information concerning the Policies described above. You may obtain a copy of the Prospectus without charge by calling us at 1-800-865-5231 or writing to us at the address immediately below.
    The defined terms used in this Statement of Additional Information are as defined in the Prospectus.


                          Lincoln Benefit Life Company
                                 P.O. Box 82532
                          Lincoln, Nebraska 68501-2532






                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY...............................................
     Description of Lincoln Benefit Life Company..............................
     State Regulation of Lincoln Benefit......................................
     Lincoln Benefit Life Variable Life Account...............................
EXPERTS.......................................................................
ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR POLICY................
     Replacement of Modified Endowment Contracts..............................
     Computation of Policy Value..............................................
     Transfers Authorized by Telephone........................................
GENERAL POLICY PROVISIONS.....................................................
     Statements to Policy Owners..............................................
     Limit on Right to Contest................................................
     Suicide..................................................................
     Misstatement as to Age and Sex...........................................
ADDITIONAL INFORMATION ABOUT CHARGES..........................................
DISTRIBUTOR...................................................................
DISTRIBUTION OF THE POLICY....................................................

FINANCIAL STATEMENTS..........................................................



                         GENERAL INFORMATION AND HISTORY

Description Of Lincoln Benefit Life Company. Lincoln Benefit Life Company ("we", "us", "our", and "Lincoln Benefit") is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506-4142. We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York.

         Lincoln Benefit is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding capital stock of Allstate is owned by the Allstate Corporation.

         Except as discussed below for variable contracts, under our reinsurance agreements with Allstate Life, substantially all contract related assets and liabilities are transferred to Allstate Life. Through these reinsurance agreements, substantially all of the assets backing our reinsured liabilities are owned by Allstate Life. Allstate Life's commitments under the reinsurance agreements support our general account obligations and related assets are invested and managed by Allstate Life. Accordingly, except as discussed below for variable contracts, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not directly reflected in our consolidated financial statements. The amounts reflected in our consolidated financial statements directly relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreements. While the reinsurance agreements provide us with financial backing from Allstate Life, they do not create a direct contractual relationship between Allstate Life and you.

         Under Lincoln Benefit's reinsurance agreements with Allstate Life, Lincoln Benefit reinsures all reserve liabilities with Allstate Life except for those relating to variable contracts (including the Policies). Lincoln Benefit's variable contract assets and liabilities (other than those arising out of fixed interest benefits such as the Fixed Account) are held in legally-segregated unitized Separate Accounts and are retained by Lincoln Benefit. However, Lincoln Benefit's economic risks and returns related to such variable contracts are transferred to Allstate Life.


State Regulation of Lincoln Benefit. We are subject to the laws of Nebraska and regulated by the Nebraska Department of Insurance. Every year we file an annual statement with the Department of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.

Lincoln Benefit Life Variable Life Account. Lincoln Benefit Life Variable Life Account was originally established in 1990, as a segregated asset account of Lincoln Benefit. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Lincoln Benefit.


                                     EXPERTS

     The financial statements of Lincoln Benefit Life Company as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the related financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The financial statements of the sub-accounts comprising Lincoln Benefit Life Variable Life Account as of December 31, 2004 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


         ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR POLICY

Replacement of Modified Endowment Contracts. If you replace a modified endowment contract issued by another insurer with a Policy, your Policy will also be a modified endowment contract. Our ability to determine whether a replaced Policy issued by another insurer is a modified endowment contract is based solely on the sufficiency of the Policy data we receive from the other insurer. We do not consider ourselves liable to you if that data is insufficient to accurately determine whether the replaced Policy is a modified endowment contract. You should discuss this issue with your tax adviser if it pertains to your situation. Based on the information provided to us, we will notify you as to whether you can contribute more Premiums to your Policy without causing it to become a modified endowment contract.

Computation of Policy Value. On each Valuation Date, the portion of your Policy Value in a particular Subaccount will equal:

     (1)  The total value of your Accumulation Units in the Subaccount; plus

     (2) Any Net Premium received from you and allocated to the Subaccount during the current Valuation Period; plus

     (3) Any Policy Value transferred to the Subaccount during the current Valuation Period; minus

     (4) Any Policy Value transferred from the Subaccount during the current Valuation Period; minus

     (5) Any amounts withdrawn by you (plus the applicable withdrawal charge) from the Subaccount during the current Valuation Period; minus

     (6) The portion of any Monthly Deduction allocated to the Subaccount during the current Valuation Period for the Policy Month following the Monthly Deduction Day.

         On each Valuation Date, the portion of your Policy Value in the Fixed Account will equal:

     (1)  Any Net Premium allocated to it, plus

     (2)  Any Policy Value transferred to it from the Subaccounts; plus

     (3)  Interest credited to it; minus

     (4)  Any Policy Value transferred out of it; minus

     (5) Any amounts withdrawn by you (plus the applicable withdrawal charge); minus

     (6)  The portion of any Monthly Deduction allocated to the Fixed Account.

All Policy Values equal or exceed those required by law. Detailed explanations of methods of calculation are on file with the appropriate regulatory authorities.

Transfers Authorized by Telephone. You may make transfers by telephone. To give a third party authorization, you must first send us a completed authorization form.

         The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. Calls completed before 4:00 p.m. will be effected on that day at that day's price. Calls completed after 4:00 p.m. will be effected on the next day that the NYSE is open for business, at that day's price.


                            GENERAL POLICY PROVISIONS

Statements to Policy Owners. We will maintain all records relating to the Separate Account and the Subaccounts. Each year we will send you a report showing information concerning your Policy transactions in the past year and the current status of your Policy. The report will include information such as the Policy Value as of the end of the current and the prior year, the current Death Benefit, Surrender Value, Policy Debt, partial withdrawals, earnings, Premiums paid, and deductions made since the last annual report. We will also include any information required by state law or regulation. If you ask us, we will send you an additional report at any time. We may charge you up to $25 for this extra report. We will tell you the current charge before we send you the report.

         In addition, we will send you the reports required by the 1940 Act. We will mail you confirmation notices or other appropriate notices of Policy transactions quarterly or more frequently if required by law. You should therefore give us prompt written notice of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly with any questions.

Limit on Right to Contest. We may not contest the insurance coverage under the Policy after the Policy has been in force for two years while the Insured is alive. If the Policy has lapsed and been reinstated, we may not contest the reinstatement after two years from the date of the reinstatement while the Insured is alive. We may not contest any increase in the Face Amount of the Policy after the increase has been in effect for two years while the Insured is alive.

Suicide. If the Insured commits suicide while sane or kills him or herself while insane within two years of the Issue Date or within two years of any increase in the Face Amount, we are not required to pay the full Death Benefit that would otherwise be payable. Instead, we will pay an amount equal to the Policy Value less any Policy Debt and the Policy will stop. If within two years of the effective date of any increase in the Face Amount the Insured commits suicide while sane or kills him or herself while insane, we will pay a Death Benefit for the increase equal to the total cost of insurance charges.

Misstatement as to Age and Sex. If the age or sex of the Insured is incorrectly stated in the application, we will adjust the Death Benefit appropriately as specified in the Policy.


                      ADDITIONAL INFORMATION ABOUT CHARGES

         We do not assess a surrender charge on surrenders under Policies issued to employees of Allstate or to their spouses or minor children if these individuals reside in the State of Nebraska.

                                   DISTRIBUTOR

         ALFS, Inc. ("ALFS") located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Policies. ALFS, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

         Lincoln Benefit does not pay ALFS a commission for distribution of the Policies. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Policies, including liability arising out of services we provide on the Policies.

                                                       2000       2001        2002        2003        2004
                                                   ------------------------------------------------------------
                                                   ------------------------------------------------------------
Commission paid to ALFS that were paid to
other broker-dealers and registered representatives     0           0          0           0           0

Commission kept by ALFS                                 0           0          0           0           0

Other fees paid to ALFS for distribution services       0           0          0           0           0

         None of the commission shown in this table relates to the Policies because we began offering these Policies after the periods shown.



                           DISTRIBUTION OF THE POLICY

         Lincoln Benefit offers the Policies on a continuous basis. The Policies are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Registered representatives who sell the Policy will be paid a maximum sales commission of approximately 85% of all Premiums up to the first year Safety Net Premium plus 3% of any additional Premiums. Registered representatives also may be eligible for a trail commission of 0.15% of Policy Value on Policies that have been in force for at least five years. In addition, certain bonuses and managerial compensation may be paid. We pay all such commissions and incentives.

         Commissions payable to sales representatives for the sale of the Policy are calculated based on the total Premium payments. If you purchase a Primary Insured Rider, the commissions will vary depending on the allocation of your coverage between the base Policy and the Primary Insured Rider. The same initial Death Benefit will result in the highest commission when there is no Primary Insured Rider, with the commission declining as the portion of the Death Benefit coverage allocated to the Primary Insured Rider increases. Thus, the lowest commission amount is payable when the maximum Primary Insured Rider is purchased.

                              FINANCIAL STATEMENTS

The financial statements of the Separate Account, which are comprised of the financial statements of the underlying sub-accounts, as of December 31, 2004, and for each of the periods in the two year period then ended, the financial statements of Lincoln Benefit as of December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and the related financial statement schedules of Lincoln Benefit and the accompanying Reports of Independent Registered Public Accounting Firm appear in the pages that follow. The financial statements and schedule of Lincoln Benefit included herein should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Policies.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
LINCOLN BENEFIT LIFE COMPANY:

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2004 and 2003, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2004. Our audits also included the financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.


/s/ Deloitte & Touche LLP

Chicago, Illinois
February 24, 2005


                          LINCOLN BENEFIT LIFE COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                    YEAR ENDED DECEMBER 31,
                                                          --------------------------------------------
(IN THOUSANDS)                                                2004            2003            2002
                                                          ------------    ------------    ------------
REVENUES
Net investment income                                     $     11,234    $     11,434    $     11,621
Realized capital gains and losses                                    5              73          (4,084)
                                                          ------------    ------------    ------------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE                11,239          11,507           7,537
Income tax expense                                               3,925           4,092           2,629
                                                          ------------    ------------    ------------

NET INCOME                                                $      7,314    $      7,415    $      4,908
                                                          ============    ============    ============

OTHER COMPREHENSIVE (LOSS) INCOME, AFTER-TAX
Change in unrealized net capital gains and losses               (1,786)         (3,557)          5,892
                                                          ------------    ------------    ------------

COMPREHENSIVE INCOME                                      $      5,528    $      3,858    $     10,800
                                                          ============    ============    ============

                       See notes to financial statements.

                                       2


                          LINCOLN BENEFIT LIFE COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                                                          DECEMBER 31,
                                                                                   ---------------------------
(IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                  2004           2003
                                                                                   ------------   ------------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $234,371 and $197,942)   $    242,799   $    209,118
   Short-term                                                                            30,408          1,107
                                                                                   ------------   ------------
      Total investments                                                                 273,207        210,225

Cash                                                                                     10,532         23,456
Reinsurance recoverable from Allstate Life Insurance Company                         17,083,056     14,594,260
Reinsurance recoverable from non-affiliates                                             839,738        692,971
Receivable from affiliates, net                                                          27,449              -
Current income taxes receivable                                                              38          1,428
Other assets                                                                             83,853         69,968
Separate accounts                                                                     2,368,312      1,911,619
                                                                                   ------------   ------------
        TOTAL ASSETS                                                               $ 20,686,185   $ 17,503,927
                                                                                   ============   ============

LIABILITIES
Contractholder funds                                                               $ 16,231,489   $ 13,802,815
Reserve for life-contingent contract benefits                                         1,671,729      1,476,314
Unearned premiums                                                                        23,362         19,974
Deferred income taxes                                                                     3,257          4,172
Payable to affiliates, net                                                                    -         23,332
Other liabilities and accrued expenses                                                  122,800         55,688
Separate accounts                                                                     2,368,312      1,911,619
                                                                                   ------------   ------------
        TOTAL LIABILITIES                                                            20,420,949     17,293,914
                                                                                   ------------   ------------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30 thousand shares authorized, 25 thousand shares
   issued and outstanding                                                                 2,500          2,500
Additional capital paid-in                                                              180,000        130,305
Retained income                                                                          77,257         69,943
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                5,479          7,265
                                                                                   ------------   ------------
        Total accumulated other comprehensive income                                      5,479          7,265
                                                                                   ------------   ------------
        TOTAL SHAREHOLDER'S EQUITY                                                      265,236        210,013
                                                                                   ------------   ------------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                 $ 20,686,185   $ 17,503,927
                                                                                   ============   ============

                       See notes to financial statements.


                                       3



                          LINCOLN BENEFIT LIFE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                    YEAR ENDED DECEMBER 31,
                                                          --------------------------------------------
(IN THOUSANDS)                                                2004            2003            2002
                                                          ------------    ------------    ------------
COMMON STOCK                                              $      2,500    $      2,500    $      2,500
                                                          ------------    ------------    ------------

ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                     130,305         126,750         126,750
Capital contribution                                            49,695           3,555               -
                                                          ------------    ------------    ------------
Balance, end of year                                           180,000         130,305         126,750
                                                          ------------    ------------    ------------

RETAINED INCOME
Balance, beginning of year                                      69,943          62,528          57,620
Net income                                                       7,314           7,415           4,908
                                                          ------------    ------------    ------------
Balance, end of year                                            77,257          69,943          62,528
                                                          ------------    ------------    ------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                       7,265          10,822           4,930
Change in unrealized net capital gains and losses               (1,786)         (3,557)          5,892
                                                          ------------    ------------    ------------
Balance, end of year                                             5,479           7,265          10,822
                                                          ------------    ------------    ------------

TOTAL SHAREHOLDER'S EQUITY                                $    265,236    $    210,013    $    202,600
                                                          ============    ============    ============

                       See notes to financial statements.

                                       4



                          LINCOLN BENEFIT LIFE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                                      YEAR ENDED DECEMBER 31,
                                                                           --------------------------------------------
(IN THOUSANDS)                                                                 2004            2003            2002
                                                                           ------------    ------------    ------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                 $      7,314    $      7,415    $      4,908
Adjustments to reconcile net income to net cash provided by operating activities:
          Amortization and other non-cash items                                     293               2            (204)
          Realized capital gains and losses                                          (5)            (73)          4,084
          Changes in:
             Life-contingent contract benefits and contractholder funds,
              net of reinsurance recoverables                                   (11,474)         (1,358)          4,255
             Income taxes                                                         1,438             184          (5,332)
             Receivable/payable to affiliates, net                              (50,781)        (89,833)         97,527
             Other operating assets and liabilities                              49,016         (10,111)        (15,031)
                                                                           ------------    ------------    ------------
                Net cash (used in) provided by operating activities              (4,199)        (93,774)         90,207
                                                                           ------------    ------------    ------------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
          Proceeds from sales                                                     1,007          19,930          16,847
          Investment collections                                                 15,667          32,686          22,010
          Investments purchases                                                 (45,793)        (67,729)        (46,266)
Change in short-term investments                                                (29,301)          2,094           3,655
                                                                           ------------    ------------    ------------
                Net cash used in investing activities                           (58,420)        (13,019)         (3,754)
                                                                           ------------    ------------    ------------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution                                                             49,695               -               -
                                                                           ------------    ------------    ------------
               Net cash provided by financing activities                         49,695               -               -

NET (DECREASE) INCREASE IN CASH                                                 (12,924)       (106,793)         86,453
CASH AT BEGINNING OF YEAR                                                        23,456         130,249          43,796
                                                                           ------------    ------------    ------------
CASH AT END OF YEAR                                                        $     10,532    $     23,456    $    130,249
                                                                           ============    ============    ============

                       See notes to financial statements.

                                       5



                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Lincoln
Benefit Life Company ("Lincoln Benefit" or the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate
Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Management has identified the Company as a single segment entity.

     To conform to the 2004 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS



     The Company sells life insurance, retirement and investment products to individual customers through several distribution channels. The principal products are deferred and immediate fixed annuities, variable annuities, interest sensitive-life and traditional life insurance, variable life insurance and accident and health insurance.

     The Company is authorized to sell life insurance, retirement and investment products in all states except New York, as well as in the District of Columbia, Guam and the U.S. Virgin Islands. For 2004, the top geographic locations for statutory premiums and annuity considerations for the Company were California, Florida, Texas and Pennsylvania. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under the reinsurance agreements.

     The Company distributes its products through multiple intermediary distribution channels, including Allstate Exclusive Agencies, independent agents, banks and broker-dealers. The Company sells products through independent agents affiliated with master brokerage agencies. Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control of these non-affiliated entities could negatively impact the Company's sales.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's and ALIC's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, recent changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

                                       6



                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, mortgage-backed, commercial mortgage-backed and asset-backed securities. Fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of publicly traded fixed income securities is based upon independent market quotations. Periodic changes in fair values, net of deferred income taxes, are reflected as a component of other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales. Cash received from maturities and pay-downs is reflected as a component of investment collections. Short-term investments are carried at cost or amortized cost, which approximates fair value.

     Investment income consists of interest and is recognized on an accrual basis. Interest income on mortgage-backed, commercial mortgage-backed and asset-backed securities is determined using the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, and write-downs in value due to other than temporary declines in fair value. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company writes down, to fair value, fixed income securities that are classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired (see Note 4).

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND
INTEREST CREDITED

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and certain expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 7). These amounts are reflected net of such reinsurance in the Statements of Operations and Comprehensive Income.

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when due, at the inception of the contract. Benefits and expenses are recognized in relation to such revenue such that profits are recognized over the lives of the contracts.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed.
The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance
(mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance.
Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as contractholder funds deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against contractholder account balance.
Certain variable annuity contracts include embedded derivatives that are separated from the host instrument and accounted for as derivative financial instruments

                                       7



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

("subject to bifurcation"). The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in contract benefits and is ceded to ALIC under the reinsurance agreements.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates.

     Separate account products include variable annuities and variable life insurance contracts. The assets supporting these products are legally segregated and available only to settle separate account contract obligations. Deposits received are reported as separate accounts liabilities. Contract charges for these products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income and accumulation benefits included on variable annuity and life insurance contracts.

REINSURANCE RECOVERABLES

     The Company has reinsurance agreements whereby the Company cedes the mortality risk on certain life policies, depending upon the issue year and product, to a pool of thirteen non-affiliated reinsurers. Beginning in 1998, the Company cedes mortality risk on new business in excess of $2 million per life for individual coverage. For business sold prior to 1998, the Company ceded mortality risk in excess of $350 thousand per life for individual coverage. The remaining amounts are ceded to ALIC.

     Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for the risks reinsured.

     Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under terms of the reinsurance agreements.

     The Company has a reinsurance treaty through which it cedes guaranteed minimum accumulation benefits ("GMAB's") to ALIC. The terms of this reinsurance treaty meet the definition of a derivative under Statement of Financial
Accounting Standard ("SFAS") No. 133 "Accounting for Derivative Instruments and
Hedging Activities". Accordingly, the treaty is recorded in the Statement of Financial Position at fair value.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on fixed income securities. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life, immediate annuities with life contingencies and accident and health insurance, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses.
These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities and variable annuity and life deposits allocated to fixed accounts. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life and certain

                                       8



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

fixed annuity contracts. Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds is outlined in Note 6.

SEPARATE ACCOUNTS

     The Company issues variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the separate accounts. The assets of the separate accounts are carried at fair value. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the separate accounts consist of contract charges for maintenance, administration, cost of insurance and surrender of the contract prior to the contractually specified dates and are ceded to ALIC. Deposits to the separate accounts are not included in cash flows.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

LIABILITIES FOR VARIABLE CONTRACT GUARANTEES

     The Company offers various guarantees to variable annuity contractholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (death benefits), upon annuitization (income benefits), or at specified dates during the accumulation period (accumulation benefits).
Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income and accumulation benefits are included in contractholder funds in the Statements of Financial Position. Detailed information regarding the Company's variable contracts with guarantees is outlined in Note 6.

     Pursuant to the adoption of SOP 03-1 in 2004, the liability for death and income benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age.
The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.


     Guarantees related to accumulation benefits are considered to be derivative financial instruments; therefore, the liability for accumulation benefits is established based on its fair value.

                                       9



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

ADOPTED ACCOUNTING STANDARDS

EMERGING ISSUES TASK FORCE ISSUE NO. 03-1, "THE MEANING OF OTHER-THAN-TEMPORARY
   IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("EITF 03-1") AND FSP
   EITF 03-1-1, "EFFECTIVE DATE OF PARAGRAPHS 10-20 OF EITF ISSUE NO. 03-1, THE
   MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN
   INVESTMENTS" ("FSP EITF 03-1-1")

     In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on EITF 03-1, which was to be effective for fiscal periods beginning after June 15, 2004. EITF 03-1 requires that when the fair value of an investment security is less than its carrying value an impairment exists for which a determination must be made as to whether the impairment is temporary or other-than-temporary. In September 2004, the Financial Accounting Standards
Board ("FASB") issued, and the Company adopted, FSP EITF Issue 03-1-1, which deferred the effective date of the impairment measurement and recognition provisions contained in paragraphs 10-20 of EITF 03-1 until proposed FSP EITF
03-1-a is issued as final guidance (See Pending Accounting Standard). The disclosure requirements of EITF 03-1 were previously adopted by the Company as of December 31, 2003 for investments accounted for under SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". For all other investments within the scope of EITF 03-1, the disclosures are effective and have been adopted by the Company as of December 31, 2004.

SOP 03-1, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN
   NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS" ("SOP
   03-1")

     On January 1, 2004, the Company adopted SOP 03-1. The major provisions of the SOP affecting the Company require:
     - Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts, all of which are ceded to ALIC;
     - Deferral of sales inducements that meet certain criteria, and amortization using the same method used for deferred policy acquisition costs ("DAC"), all of which are ceded to ALIC.
     The cumulative effect of the change in accounting principle from implementing SOP 03-1 was a loss of $26.9 million, after-tax ($41.4 million, pre-tax) that was ceded to ALIC under the terms of the reinsurance agreements.
It was comprised of an increase in contractholder funds of $30 million, pre-tax, and reserves for life-contingent contract benefits of $11.4 million, pre-tax.

   AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS ("AICPA") TECHNICAL
PRACTICE AID ("TPA") RE. SOP 03-1

     In September 2004, the staff of the AICPA, aided by industry experts, issued a set of technical questions and answers on financial accounting and reporting issues related to SOP 03-1 that will be included in the AICPA's TPAs.
The TPA addresses a number of issues related to SOP 03-1 including when it is necessary to establish a liability in addition to the account balance for certain contracts such as single premium and universal life that meet the definition of an insurance contract and have amounts assessed against the contractholder in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function. The impact of adopting the provisions of the TPA was not material to the Company's
Statements of Operations and Comprehensive Income or Financial Position.

PENDING ACCOUNTING STANDARD

     FSP EITF ISSUE 03-1-a, "IMPLEMENTATION GUIDANCE FOR THE APPLICATION OF
PARAGRAPH 16 OF EITF ISSUE NO. 03-1, "THE MEANING OF OTHER-THAN-TEMPORARY
IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("FSP EITF ISSUE
03-1-a").

      In September 2004, the FASB issued proposed FSP EITF 03-1-a to address the application of paragraph 16 of EITF Issue 03-1 to debt securities that are impaired because of increases in interest rates, and/or sector spreads.
Thereafter, in connection with its decision to defer the effective date of paragraphs 10-20 of EITF 03-1 through the issuance of FSP EITF Issue 03-1-1, the FASB requested from its constituents comments on the issues set forth in FSP
EITF 03-1-a and the issues that arose during the

                                       10



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

comment letter process for FSP EITF 03-1-b, "EFFECTIVE DATE OF PARAGRAPH 16 OF
EITF ISSUE NO. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS
APPLICATION TO CERTAIN INVESTMENTS". Due to the uncertainty as to how the outstanding issues will be resolved, the Company is unable to determine the impact of adopting paragraphs 10-20 of EITF 03-1 until final implementation guidance is issued. Adoption of paragraphs 10-20 of EITF 03-1 may have a material impact on the Company's Statements of Operations and Comprehensive
Income but is not expected to have a material impact on the Company's Statements of Financial Position as fluctuations in fair value are already recorded in accumulated other comprehensive income.

3.   RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company utilizes services provided by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on its behalf. The Company is charged for the cost of these operating expenses based on the level of services provided.
Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $161.4 million, $112.6 million and $67.4 million in 2004, 2003 and 2002, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under the reinsurance agreements.

BROKER/DEALER SERVICES

     The Company receives underwriting and distribution services from Allstate
Financial Services, LLC ("AFS"), an affiliated broker/dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company recorded commission expense for these services of $41.7 million, $35.9 million and $33.0 million for the years ended December
31, 2004, 2003 and 2002, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

     During 2003, the Company entered into a service agreement with Allstate
Distributors, LLC ("ADLLC"), a broker/dealer affiliate of the Company, whereby
ADLLC promotes and markets the fixed and variable annuities sold by the Company to unaffiliated financial services firms. In addition, ADLLC acts as the underwriter of variable annuities sold by the Company. In return for these services, the Company recorded commission expense of $447 thousand and $138 thousand for the years ended December 31, 2004 and 2003, respectively that was ceded to ALIC under the terms of the reinsurance agreements.

REINSURANCE

     The following table summarizes amounts that were ceded to ALIC under the reinsurance agreements:

                                                                                YEAR ENDED DECEMBER 31,
                                                                    -----------------------------------------------
(IN THOUSANDS)                                                          2004             2003             2002
                                                                    -------------    -------------   --------------
Premiums and contract charges                                       $     405,748    $     546,741   $      484,684
Interest credited to contractholder funds, contract benefits and
     certain expenses                                                   1,354,508        1,272,290        1,012,038

STRUCTURED SETTLEMENT OBLIGATIONS

     The Company received premiums of $301 thousand, $3.2 million and $19.1 million from AIC in 2004, 2003 and 2002, respectively, to assume certain structured settlement obligations at prices determined based upon interest rates in effect at the time of purchase. The Company subsequently ceded these premiums to ALIC under the terms of its reinsurance agreements.

                                       11



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

CAPITAL CONTRIBUTION

     During the fourth quarter of 2004, ALIC made a cash capital contribution of $49.7 million. This transaction was reflected in additional capital paid-in on the Statements of Financial Position.

     During the third quarter of 2003, ALIC authorized the forgiveness of $3.6 million of intercompany debt that the Company owed to ALIC. This transaction was recognized as a non-cash capital contribution and reflected in additional capital paid-in on the Statements of Financial Position.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. No amounts were outstanding for the Company under the intercompany loan agreement during the three years ended December 31, 2004.

4.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                               GROSS UNREALIZED
                                            AMORTIZED     ---------------------------       FAIR
(IN THOUSANDS)                                COST           GAINS          LOSSES          VALUE
                                           ------------   ------------   ------------    ------------
AT DECEMBER 31, 2004
U.S. government and agencies               $     81,655   $      4,793   $       (291)   $     86,157
Corporate                                        81,711          2,871           (725)         83,857
Municipal                                           502             62              -             564
Mortgage-backed securities                       28,942            587            (27)         29,502
Commercial mortgage-backed securities            26,391            398           (262)         26,527
Asset-backed securities                          15,170          1,049            (27)         16,192
                                           ------------   ------------   ------------    ------------
     Total fixed income securities         $    234,371   $      9,760   $     (1,332)   $    242,799
                                           ============   ============   ============    ============

AT DECEMBER 31, 2003
U.S. government and agencies               $     65,632   $      5,448   $       (376)   $     70,704
Corporate                                        77,283          4,985           (892)         81,376
Municipal                                           503             68              -             571
Mortgage-backed securities                       20,411            903            (90)         21,224
Commercial mortgage-backed securities            19,910            112           (222)         19,800
Asset-backed securities                          14,203          1,240              -          15,443
                                           ------------   ------------   ------------    ------------
     Total fixed income securities         $    197,942   $     12,756   $     (1,580)   $    209,118
                                           ============   ============   ============    ============

                                       12



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2004:

                                                                               AMORTIZED              FAIR
(IN THOUSANDS)                                                                   COST                 VALUE
                                                                           -----------------    ------------------
Due in one year or less                                                    $          18,976    $           19,380
Due after one year through five years                                                 58,723                61,612
Due after five years through ten years                                                74,157                75,149
Due after ten years                                                                   38,403                40,964
                                                                           -----------------    ------------------
                                                                                     190,259               197,105
Mortgage and asset-backed securities                                                  44,112                45,694
                                                                           -----------------    ------------------
     Total                                                                 $         234,371    $          242,799
                                                                           =================    ==================

Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

(IN THOUSANDS)                                                          2004            2003            2002
                                                                    -------------   -------------   -------------
Fixed income securities                                             $      11,297   $      11,324   $      11,665
Short-term investments                                                        185             384             273
                                                                    -------------   -------------   -------------
     Investment income, before expense                                     11,482          11,708          11,938
     Investment expense                                                       248             274             317
                                                                    -------------   -------------   -------------
     Net investment income                                          $      11,234   $      11,434   $      11,621
                                                                    =============   =============   =============

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended
December 31 are as follows:

(IN THOUSANDS)                                                          2004             2003              2002
                                                                    -----------       -----------      ------------
Fixed income securities                                             $         5       $        73      $     (4,084)
Income tax (expense) benefit                                                 (2)              (26)            1,429
                                                                    -----------       -----------      ------------
Realized capital gains and losses, after-tax                        $         3       $        47      $     (2,655)
                                                                    ===========       ===========      ============

     Realized capital gains and losses by transaction type for the years ended
December 31 are as follows:

(IN THOUSANDS)                                                          2004             2003              2002
                                                                    -----------       -----------      ------------
Investment write-downss                                             $         -       $         -      $     (4,323)
Dispositions                                                                  5                73               239
                                                                    -----------       -----------      ------------
Realized capital gains and losses                                   $         3       $        73      $     (4,084)
Income tax (expense) benefit                                                 (2)              (26)            1,429
                                                                    -----------       -----------      ------------
Realized capital gains and losses, after-tax                        $         3       $        47      $     (2,655)
                                                                    ===========       ===========      ============

     Excluding the effects of calls and prepayments, gross gains of $5 thousand, $289 thousand and $471 thousand and gross losses of $0 thousand, $216 thousand and $232 thousand were realized on dispositions of fixed income securities during 2004, 2003 and 2002, respectively.

                                       13



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities included in accumulated other comprehensive income at December 31, 2004 are as follows:

                                                               GROSS UNREALIZED
                                                  FAIR      -----------------------    UNREALIZED
(IN THOUSANDS)                                   VALUE        GAINS        LOSSES      NET GAINS
                                              -----------   ----------   ----------   -------------
Fixed income securities                       $   242,799   $    9,760   $   (1,332)  $       8,428
Deferred income taxes                                                                        (2,949)
                                                                                      -------------
Unrealized net capital gains and losses                                               $       5,479
                                                                                      =============

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     Change in unrealized net capital gains and losses for the years ended
December 31 is as follows:

(IN THOUSANDS)                                                          2004              2003             2002
                                                                    -------------     ------------     -------------
Fixed income securities                                             $      (2,748)    $     (5,473)    $       9,064
Deferred income taxes                                                         962            1,916            (3,172)
                                                                    -------------     ------------     -------------
(Decrease) increase in unrealized net capital gains and losses      $      (1,786)    $     (3,557)    $       5,892
                                                                    =============     ============     =============

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the duration and extent to which the fair value has been less than amortized cost; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                   LESS THAN 12 MONTHS                    12 MONTHS OR MORE
                                          ------------------------------------  -------------------------------------    TOTAL
($ IN THOUSAND)                            NUMBER        FAIR      UNREALIZED     NUMBER       FAIR      UNREALIZED    UNREALIZED
            AT DECEMBER 31, 2004          OF ISSUES     VALUE        LOSSES     OF ISSUES     VALUE        LOSSES        LOSSES
                                          ---------   ----------  ------------  ----------  ----------  -------------  -----------
Fixed income securities
  U.S. government and agencies                    5   $   17,511  $       (171)          1  $    4,034  $       (120)  $      (291)
  Municipal                                       -            -             -           -           -             -             -
  Corporate                                       6       15,344           (77)          8      11,567          (648)         (725)
  Foreign government                              -            -             -           -           -             -             -
  Commercial mortgage-backed securities           1        2,925           (89)          1       2,898          (173)         (262)
  Mortgage-backed securities                      4        3,693           (27)          -           -             -           (27)
  Asset-backed securities                         1          984           (27)          -           -             -           (27)
  Redeemable preferred stock                      -            -             -           -           -             -             -
                                          ---------   ----------  ------------  ----------  ----------  -------------  -----------
    Total fixed income securities                17       40,457          (391)         10      18,499          (941)       (1,332)

Investment grade fixed income securities         17       40,457          (391)         10      18,499          (941)       (1,332)
Below investment grade fixed income
   securities                                     -            -             -           -           -             -             -
                                          ---------   ----------  ------------  ----------  ----------  -------------  -----------
  Total fixed income securities                  17   $   40,457  $       (391)         10  $   18,499  $       (941)  $    (1,332)
                                          =========   ==========  ============  ==========  ==========  =============  ===========

     At December 31, 2004, the Company had unrealized losses of $1.3 million which related to 27 holdings of fixed income securities with a fair value of $59.0 million. All unrealized losses related to securities with

                                       14



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities did not pose a high risk of being other than temporarily impaired. Unrealized losses totaling $391 thousand were in an unrealized loss position for a period less than twelve months and $941 thousand were in an unrealized loss position for a period of twelve months or more.
Additionally, all unrealized losses were investment grade. Investment grade is defined as a security having a rating from the National Association of Insurance
Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's; a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"), Fitch or Dominion;
or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities were principally related to changes in interest rates or changes in issuer and sector related credit spreads since the securities were acquired.

     At December 31, 2003, the Company had unrealized losses of $1.6 million which related to 22 holdings of fixed income securities with a fair value of $44.1 million, all of which were investment grade and which have been in an unrealized loss position for a period less than 12 months.

     As of December 31, 2004 and 2003, the Company had the intent and ability to hold these investments for a period of time sufficient for them to recover in value.

SECURITIES ON DEPOSIT

     At December 31, 2004, fixed income securities and short-term investments with a carrying value of $10.0 million were on deposit with regulatory authorities as required by law.

5.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions.
Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets
(including reinsurance recoverables, net) and liabilities (including reserve for life-contingent contract benefits and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

                                                         DECEMBER 31, 2004                  DECEMBER 31, 2003
                                                  ------------------------------     ------------------------------

                                                    CARRYING            FAIR            CARRYING           FAIR
(IN THOUSANDS)                                       VALUE             VALUE             VALUE            VALUE
                                                  ------------     -------------     -------------    -------------
Fixed income securities                           $    242,799           242,799     $     209,118    $     209,118
Short-term investments                                  30,408            30,408             1,107            1,107
Separate accounts                                    2,368,312         2,368,312         1,911,619        1,911,619

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. Separate accounts assets are carried in the Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

                                                            DECEMBER 31, 2004                  DECEMBER 31, 2003
                                                     -------------------------------    -------------------------------
                                                       CARRYING            FAIR           CARRYING            FAIR
(IN THOUSANDS)                                           VALUE             VALUE            VALUE             VALUE
                                                     -------------     -------------    -------------    --------------
Contractholder funds on investment contracts         $  13,778,428     $  13,132,656    $  11,646,022    $   11,201,101
Separate accounts                                        2,368,312         2,368,312        1,911,619         1,911,619

Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure

                                       15



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Immediate annuities without life contingencies are valued at the present value of future benefits at current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Separate accounts liabilities are carried at the fair value of the underlying assets.

EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     The following table summarizes the notional amount, fair value and carrying value of the Company's embedded derivative financial instruments:

                                                                               CARRYING          CARRYING
                                            NOTIONAL            FAIR            VALUE             VALUE
(IN THOUSANDS)                               AMOUNT            VALUE            ASSETS         (LIABILITIES)
                                          ------------      ------------     ------------     ---------------
AT DECEMBER 31, 2004

Guaranteed accumulation benefits          $          -      $         77     $          -     $            77
                                          ============      ============     ============     ===============

Guaranteed accumulation benefits
   reinsurance agreement                  $          -      $        (77)    $        (77)    $             -
                                          ============      ============     ============     ===============

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements, and are not representative of the potential for gain or loss on these agreements.
     Fair value, which is equal to the carrying value, is based on widely accepted pricing and valuation models, which use independent third party data as inputs.
     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments at December 31, 2004 or 2003.

6.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

(IN THOUSANDS)                                                2004                2003
                                                        ----------------    ----------------
Immediate annuities                                     $        715,732    $        674,799
Traditional life                                                 712,618             642,126
Other                                                            243,379             159,389
                                                        ----------------    ----------------
   Total reserve for life-contingent contract
     benefits                                           $      1,671,729    $      1,476,314
                                                        ================    ================

                                       16



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

             PRODUCT                          MORTALITY                   INTEREST RATE               ESTIMATION METHOD
-----------------------------------   ---------------------------   --------------------------    --------------------------
Immediate annuities                   1983 group annuity            Interest rate                 Present value of
                                      mortality table               assumptions range from        expected future benefits
                                                                    3.0% - 8.8%                   based on historical
                                                                                                  experience

Traditional life                      Actual company experience     Interest rate                 Net level premium
                                      plus loading                  assumptions range from        reserve method using the
                                                                    4.0% - 8.0%                   Company's withdrawal
                                                                                                  experience rates
Other
   Variable annuity                   90% of 1994 group annuity     7%                            Projected benefit ratio
   guaranteed minimum death           reserving table                                             applied to cumulative
   benefits                                                                                       assessments

   Accident and                       Actual company experience                                   Unearned premium;
   health                             plus loading                                                additional contract
                                                                                                  reserves for traditional
                                                                                                  life

     At December 31, contractholder funds consists of the following:

(IN THOUSANDS)                                           2004                2003
                                                    ---------------    ----------------
Interest-sensitive life                             $     2,441,324    $      2,177,330
Investment contracts:
     Immediate annuities                                    407,907             356,620
     Fixed annuities                                     13,346,872          11,268,865
     Other                                                   35,386                   -
                                                    ---------------    ----------------
     Total contractholder funds                     $    16,231,489    $     13,802,815
                                                    ===============    ================

                                       17



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     The following table highlights the key contract provisions relating to contractholder funds:

                  PRODUCT                             INTEREST RATE               WITHDRAWAL/SURRENDER CHARGES
--------------------------------------------   ----------------------------    -----------------------------------
Interest-sensitive life                        Interest rates credited         Either a percentage of account
                                               range from 3.7% - 6.0%          balance or dollar amount grading
                                                                               off generally over 20 years

Immediate and fixed annuities                  Interest rates credited         Either a declining or a level
                                               range from 3.7% to 8.8%         percentage charge generally over
                                               for immediate annuities         nine years or less. Additionally,
                                               and 0% - 12.0% for fixed        approximately 47.8% of fixed
                                               annuities                       annuities are subject to market
                                                                               value adjustment for
                                                                               discretionary withdrawals.
Other:

Variable guaranteed minimum income and         Interest rates used in          Withdrawal and surrender charges
  secondary guarantees on                      establishing reserves are       based on the terms of the
  interest-sensitive life and fixed            range from 1.75% to 10.3%       related interest-sensitive life
  annuities                                                                    or fixed annuity contract

     Contractholder funds activity for the years ended December 31 is as follows:

(IN THOUSANDS)                                          2004                2003
                                                  ----------------    ----------------
Contractholder funds, beginning balance           $     13,802,815    $     11,658,966
Impact of adoption of SOP 03-1(1)                          135,665                   -
Deposits                                                 2,992,683           2,678,157
Interest credited to contractholder funds                  747,512             654,439
Benefits and withdrawals                                (1,182,746)         (1,022,329)
Transfers to from separate accounts                        (76,316)            (64,084)
Contract charges                                          (168,083)           (135,376)
Other adjustments                                          (20,041)             33,042
                                                  ----------------    ----------------
Contractholder funds, ending balance              $     16,231,489    $     13,802,815
                                                  ================    ================

(1) The increase in contractholder funds due to the adoption of SOP 03-1 reflects the establishment of reserves for certain liabilities that are primarily related to income benefit guarantees provided under variable annuity contracts and secondary guarantees on interest-sensitive life and certain fixed annuity contracts. These reserves were ceded to ALIC under the terms of the reinsurance agreements.

                                       18



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                                       DECEMBER 31,
       ($ IN MILLIONS)                                                                    2004
                                                                                     ----------------
       IN THE EVENT OF DEATH
          Separate account value                                                     $       1,824.6
          Net amount at risk (1)                                                     $         176.7
          Average attained age of contractholders                                        59.90 years

       AT ANNUITIZATION
          Separate account value                                                     $         391.2
          Net amount at risk (2)                                                     $           0.6
          Weighted average waiting period until annuitization options available           4.06 years

       ACCUMULATION AT SPECIFIED DATES
          Separate account value                                                     $          95.4
          Net amount at risk (3)                                                     $             -
          Weighted average waiting period until guarantee date                           13.37 years

   (1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
   (2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
   (3) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

   As of December 31, 2004, reserves for variable annuity contracts and secondary guarantee liabilities related to death benefits, income benefits and accumulation benefits were $19 million, $25 million and $(77) thousand, respectively.

7.   REINSURANCE

     The Company has entered into reinsurance agreements under which it reinsures all of its business to ALIC or other non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and certain expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The
Company cedes a portion of the mortality risk on certain life policies with a pool of thirteen non-affiliated reinsurers. The Company continues to have primary liability as the direct insurer for risks reinsured.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. At December 31, 2004, 95.3% of the total reinsurance recoverables were related to ALIC and 4.7% were related to non-affiliated reinsurers. Approximately 99% of the non-affiliated reinsurance recoverables are due from companies rated A- or better by S&P.

                                       19



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

(IN THOUSANDS)                                                       2004              2003              2002
                                                                -------------     -------------     -------------
PREMIUMS AND CONTRACT CHARGES
Direct                                                          $     742,557     $     870,257     $     689,970
Assumed                                                                 3,785                 2                 2
Ceded:
   Affiliate                                                         (405,748)         (546,741)         (484,684)

   Non-affiliate                                                     (340,594)         (323,518)         (205,288)
                                                                -------------     -------------     -------------
Premiums and contract charges, net of reinsurance               $           -     $           -     $           -
                                                                =============     =============     =============

     The effects of reinsurance on interest credited to contractholder funds, contract benefits and certain expenses for the years ended December 31 are as follows:

(IN THOUSANDS)                                                    2004                2003                2002
                                                             ----------------     --------------     ---------------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS, CONTRACT
   BENEFITS AND CERTAIN EXPENSES
Direct                                                       $      1,735,510     $    1,602,127     $     1,343,929
Assumed                                                                 4,972                202                   -
Ceded:
   Affiliate                                                       (1,354,508)        (1,272,290)         (1,012,038)
   Non-affiliate                                                     (385,974)          (330,039)           (331,891)
                                                             ----------------     --------------     ---------------
Interest credited to contractholder funds, contract
   benefits and certain expenses, net of reinsurance         $              -     $            -     $             -
                                                             ================     ==============     ===============

8.   COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

LEASES

     The Company leases certain office facilities and computer equipment. Total rent expense for all leases was $681 thousand, $879 thousand and $1.1 million in 2004, 2003 and 2002, respectively, and was ceded to ALIC under the terms of the reinsurance agreements.

     Minimum rental commitments under operating leases with an initial or remaining term of more than one year as of December 31, 2004 are as follows:

                                           OPERATING
(IN THOUSANDS)                              LEASES
                                         -------------
2005                                     $          83
2006                                                57
2007                                                42
2008                                                 4
2009                                                 -
Thereafter                                           -
                                         -------------
                                         $         186
                                         =============

GUARANTEES

     The Company has issued universal life insurance contracts to third parties who finance the premium payments on the universal life insurance contracts through a commercial paper program. The Company has issued a repayment guarantee on the outstanding commercial paper balance that is fully collateralized by the cash surrender value of the universal life insurance contracts. At December 31, 2004, the amount due under the commercial paper program is $301 million and the cash surrender value of the policies is $305

                                       20



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

million. The repayment guarantee expires April 30, 2006. These contracts are ceded to ALIC under the terms of its reinsurance agreements.

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur.
Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees, ceded to ALIC, was not material as of December 31, 2004.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. Recent state and federal regulatory initiatives and proceedings have included efforts to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

     Regulatory bodies have contacted ALIC and some of its subsidiaries, including the Company, and have requested information relating to variable insurance products, including such areas as market timing and late trading and sales practices. The Company believes that these inquiries are similar to those made to many financial services companies as part of an industry-wide investigation by various regulatory agencies into the practices, policies and procedures relating to variable insurance products sales and subaccount trading practices. ALIC and its subsidiaries, including the Company, have responded and will continue to respond to these information requests and investigations. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

                                       21



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

LEGAL PROCEEDINGS

BACKGROUND

     The Company and certain of its affiliates are named as defendants in a number of lawsuits and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" sub-section below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter, novel legal issues, variations between jurisdictions in which matters are being litigated, differences in applicable laws and judicial interpretations, the length of time before many of these matters might be resolved by settlement or through litigation and, in some cases, the timing of their resolutions relative to other similar cases brought against other companies, the fact that some of these matters are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined, the fact that some of these matters involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear, and the current challenging legal environment faced by large corporations and insurance companies.

     - In these matters, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages or are not specified. Often more specific information beyond the type of relief sought is not available because plaintiffs have not requested more specific relief in their court pleadings. In our experience, monetary demands in plaintiffs' court pleadings bear little relation to the ultimate loss, if any, to the Company.

     - For the reasons specified above, it is not possible to make meaningful estimates of the amount or range of loss that could result from these matters at this time. The Company reviews these matters on an on-going basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies" when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - In the opinion of the Company's management, while some of these matters may be material to the operating results ceded to ALIC for any particular period if an unfavorable outcome results, none will have a material adverse effect on the financial condition of the Company.


PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided below.

                                       22



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     AIC is defending various lawsuits involving worker classification issues. A putative nationwide class action filed by former employee agents includes a worker classification issue; these agents are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice in late March 2004 by the trial court but is the subject of further proceedings on appeal. AIC has been vigorously defending this and various other worker classification lawsuits. The outcome of these disputes is currently uncertain.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters include a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws, a class action filed in August 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act, breach of contract and ERISA violations, and a lawsuit filed in October 2004 by the EEOC alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization. AIC is also defending another action, in which a class was certified in June 2004, filed by former employee agents who terminated their employment prior to the agency program reorganization. These plaintiffs have asserted claims under ERISA and for constructive discharge, and are seeking the benefits provided in connection with the reorganization. In late March 2004, in the first EEOC lawsuit and class action lawsuit, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also "concluded that, on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order. The case otherwise remains pending. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA. This matter was dismissed with prejudice in late March 2004 by the trial court but is the subject of further proceedings on appeal. In these matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.
In addition, AIC is defending certain matters relating to its life agency program reorganization announced in 2000. These matters include an investigation by the EEOC with respect to allegations of age discrimination and retaliation.
AIC is cooperating with the agency investigation and will continue to vigorously defend these and other claims related to the life agency program reorganization.
The outcome of these disputes is currently uncertain.

OTHER MATTERS

    The Corporation and some of its agents and subsidiaries, including the Company, have received interrogatories and demands to produce information from several regulatory and enforcement authorities. These authorities are seeking information relevant to on-going investigations into the possible violation of antitrust or insurance laws by unnamed parties and, in particular, are seeking information as to whether any person engaged in activities for the purpose of price fixing, market allocation, or bid rigging. Published press reports have indicated that numerous demands of this nature have been sent to insurance companies as part of industry-wide investigations. The Corporation has cooperated and intends to continue to cooperate with these and any similar requests for information.

    Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of lawsuits, some of which involve claims for substantial or indeterminate amounts.
This litigation is based on a variety of issues and targets a range of the Company's practices. The outcome of these disputes is currently unpredictable.
However, at this time, based on their present status and the existence of its reinsurance agreements with ALIC, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

                                       23



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9.   INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the
"Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the
Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The
Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

     The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

     The components of the deferred income tax liabilities at December 31 are as follows:

                                                        2004            2003
(IN THOUSANDS)                                      -----------     -----------
Unrealized net capital gains                        $    (2,949)    $    (3,911)
Difference in tax bases of investments                     (306)           (248)
Other liabilities                                            (2)            (13)
                                                    -----------     -----------
         Net deferred liabilities                   $    (3,257)    $    (4,172)
                                                    ===========     ===========

     The components of income tax expense for the years ended December 31 are as follows:

                                                   2004            2003            2002
(IN THOUSANDS)                                 -------------   -------------   ------------
Current                                        $       3,877   $       2,999   $      4,204
Deferred                                                  48           1,093         (1,575)
                                               -------------   -------------   ------------
     Total income tax expense                  $       3,925   $       4,092   $      2,629
                                               =============   =============   ============

     The Company paid income taxes of $2.5 million, $4.3 million and $8.0 million in 2004, 2003 and 2002, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                    2004            2003            2002
                                                 ----------      ----------      ----------
Statutory federal income tax rate                      35.0%           35.0%           35.0%
Adjustment for prior year liabilities                     -             0.7               -
Tax exempt income                                      (0.1)           (0.1)           (0.1)
                                                 ----------      ----------      ----------
Effective income tax rate                              34.9%           35.6%           34.9%
                                                 ==========      ==========      ==========

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. Pursuant to the American Jobs Creation Act of 2004 ("the 2004
Act"), the Company can reduce the policyholder surplus account in 2005 and 2006 without incurring any tax liability. The balance in this account at December 31, 2004 was $340 thousand, which prior to the 2004 Act would have resulted in federal income taxes payable of $119 thousand if such amounts had been distributed or deemed distributed from the policyholder surplus account. No provision for taxes has ever been made for this item as the Company had no intention of distributing such amounts. The Company expects to utilize this provision, thereby eliminating this potential tax liability.


                                       24



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

10.  STATUTORY FINANCIAL INFORMATION

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. The
State of Nebraska requires insurance companies to prepare statutory-basis financial statements in conformity with the National Association of Insurance
Commissioners ("NAIC") Accounting Practices and Procedures Manual
("Codification"), subject to any deviations prescribed or permitted by the State of Nebraska insurance commissioner.

     Statutory accounting practices primarily differ from GAAP since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.


     Statutory net income for 2004, 2003, and 2002 was $7.4 million, $8.4 million and $3.0 million, respectively. Statutory capital and surplus as of December 31, 2004 and 2003 was $255.5 million and $202.1 million, respectively.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors.
The amount of dividends that can be paid to the shareholder without approval by the state insurance regulator is limited by specific surplus and net income criteria as provided in the dividend restriction provision of the Nebraska
Insurance Holding Company System laws. The maximum amount of dividends that the Company can distribute during 2005 without prior approval of the Nebraska
Department of Insurance is $25.3 million. In the twelve-month period beginning
January 1, 2004 the Company did not pay any dividends.

                                       25



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

11.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pretax and after-tax basis for the years ended December 31 are as follows:


(IN THOUSANDS)


                                                                                   2004
                                                                  -------------------------------------
                                                                                               After-
                                                                    Pretax        Tax           tax
                                                                  ----------   ----------    ----------
UNREALIZED CAPITAL GAINS AND LOSSES:
   Unrealized holding (losses) gains arising during the period    $   (2,743)  $      960    $   (1,783)
   Less: reclassification adjustments                                      5           (2)            3
                                                                  ----------   ----------    ----------
   Unrealized net capital gains and losses                            (2,748)         962        (1,786)
                                                                  ----------   ----------    ----------
   Other comprehensive (loss) income                              $   (2,748)  $      962    $   (1,786)
                                                                  ==========   ==========    ==========

                                                                                  2003
                                                                 --------------------------------------
                                                                                              After-
                                                                   Pretax         Tax          tax
                                                                 -----------   ----------   -----------
UNREALIZED CAPITAL GAINS AND LOSSES:
   Unrealized holding (losses) gains arising during the period   $    (5,349)  $    1,873   $    (3,476)
   Less: reclassification adjustments                                    124          (43)           81
                                                                 -----------   ----------   -----------
   Unrealized net capital gains and losses                            (5,473)       1,916        (3,557)
                                                                 -----------   ----------   -----------
   Other comprehensive (loss) income                             $    (5,473)  $    1,916   $    (3,557)
                                                                 ===========   ==========   ===========

                                                                                   2002
                                                                  -------------------------------------
                                                                                               After-
                                                                    Pretax        Tax           tax
                                                                  ----------   ----------    ----------
UNREALIZED CAPITAL GAINS AND LOSSES:
   Unrealized holding gains arising during the period             $    4,980   $   (1,743)   $    3,237
   Less: reclassification adjustments                                 (4,084)       1,429        (2,655)
                                                                  ----------   ----------    ----------
   Unrealized net capital gains and losses                             9,064       (3,172)        5,892
                                                                  ----------   ----------    ----------
   Other comprehensive income                                     $    9,064   $   (3,172)   $    5,892
                                                                  ==========   ==========    ==========

                                       26





                              --------------------------------------------------
                              LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                              FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004
                              AND FOR THE PERIODS ENDED DECEMBER 31, 2004
                              AND 2003, AND REPORT OF INDEPENDENT
                              REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of Lincoln Benefit Life Company

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Life Account (the "Account") as of December 31, 2004, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Lincoln Benefit Life Variable Life Account as of December 31, 2004, the results of operations for the period then ended and the changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 24, 2005

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------

                        AIM Variable      AIM Variable      AIM Variable      AIM Variable      AIM Variable
                         Insurance         Insurance         Insurance         Insurance         Insurance         The Alger
                           Funds             Funds             Funds             Funds             Funds         American Fund
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
                                            AIM V.I.          AIM V.I.          AIM V.I.
                          AIM V.I.          Capital             Dent            Mid Cap           AIM V.I.
                        Basic Value       Appreciation      Demographics      Core Equity      Premier Equity     Alger Growth
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
ASSETS
Investments at
  fair value          $      4,783,072  $         38,087  $        175,430  $        113,318  $         26,197  $      7,316,035
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Total assets        $      4,783,072  $         38,087  $        175,430  $        113,318  $         26,197  $      7,316,035
                      ================  ================  ================  ================  ================  ================

NET ASSETS
Accumulation units    $      4,783,072  $         38,087  $        175,430  $        113,318  $         26,197  $      7,316,035
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Total net assets    $      4,783,072  $         38,087  $        175,430  $        113,318  $         26,197  $      7,316,035
                      ================  ================  ================  ================  ================  ================

FUND SHARE
  INFORMATION
  Number of shares             403,976             1,679            31,105             8,644             1,230           208,315
                      ================  ================  ================  ================  ================  ================
  Cost of Investment  $      4,348,818  $         35,760  $        161,913  $        112,187  $         24,170  $      7,760,821
                      ================  ================  ================  ================  ================  ================

ACCUMULATION
  UNIT FAIR VALUE
  Lowest              $          10.86  $          10.91  $          15.33  $          10.94  $          10.79  $          11.51
                      ================  ================  ================  ================  ================  ================
  Highest             $          10.91  $          10.91  $          15.33  $          10.94  $          10.79  $          11.51
                      ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Federated         Federated
                         The Alger         The Alger         The Alger         The Alger         Insurance         Insurance
                       American Fund     American Fund     American Fund     American Fund         Series            Series
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
                                                                                                                   Federated
                                                                                                 Federated       Fund for U.S.
                        Alger Income    Alger Leveraged     Alger MidCap      Alger Small      Capital Income     Government
                         and Growth          AllCap            Growth        Capitalization       Fund II        Securities II
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
ASSETS
Investments at fair
  value               $      5,448,240  $      7,647,830  $     14,849,938  $      4,561,878  $      4,166,186  $      7,654,806
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Total assets        $      5,448,240  $      7,647,830  $     14,849,938  $      4,561,878  $      4,166,186  $      7,654,806
                      ================  ================  ================  ================  ================  ================

NET ASSETS
Accumulation units    $      5,448,240  $      7,647,830  $     14,849,938  $      4,561,878  $      4,166,186  $      7,654,806
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Total net assets    $      5,448,240  $      7,647,830  $     14,849,938  $      4,561,878  $      4,166,186  $      7,654,806
                      ================  ================  ================  ================  ================  ================

FUND SHARE
  INFORMATION
  Number of shares             542,113           251,656           713,939           225,167           469,694           659,897
                      ================  ================  ================  ================  ================  ================
  Cost of Investment  $      5,743,744  $      8,149,913  $     12,530,258  $      4,207,051  $      4,317,982  $      7,582,075
                      ================  ================  ================  ================  ================  ================

ACCUMULATION UNIT
  FAIR VALUE
  Lowest              $          13.44  $          13.95  $          18.45  $          10.24  $           9.01  $          14.08
                      ================  ================  ================  ================  ================  ================
  Highest             $          13.44  $          13.95  $          18.45  $          10.24  $          14.37  $          17.11
                      ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------

                                            Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                         Federated          Variable          Variable          Variable          Variable          Variable
                         Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                           Series        Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
                         Federated
                        High Income        VIP Asset            VIP           VIP Equity-
                        Bond Fund II        Manager          Contrafund          Income          VIP Growth      VIP Index 500
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
ASSETS
Investments at fair
  value               $      9,956,462  $      8,615,225  $     42,823,466  $     36,693,138  $     40,311,386  $     30,710,102
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Total assets        $      9,956,462  $      8,615,225  $     42,823,466  $     36,693,138  $     40,311,386  $     30,710,102
                      ================  ================  ================  ================  ================  ================

NET ASSETS
Accumulation units    $      9,956,462  $      8,615,225  $     42,823,466  $     36,693,138  $     40,311,386  $     30,710,102
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Total net assets    $      9,956,462  $      8,615,225  $     42,823,466  $     36,693,138  $     40,311,386  $     30,710,102
                      ================  ================  ================  ================  ================  ================

FUND SHARE
  INFORMATION
  Number of shares           1,214,203           580,150         1,608,695         1,446,320         1,259,337           222,941
                      ================  ================  ================  ================  ================  ================
  Cost of Investment  $      9,340,521  $      8,520,873  $     34,607,684  $     32,286,265  $     42,685,775  $     28,294,262
                      ================  ================  ================  ================  ================  ================

ACCUMULATION UNIT
  FAIR VALUE
  Lowest              $          12.77  $          12.62  $          15.76  $          14.39  $          11.29  $          11.41
                      ================  ================  ================  ================  ================  ================
  Highest             $          18.53  $          18.45  $          23.39  $          28.24  $          23.65  $          12.11
                      ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------

                         Fidelity          Fidelity          Fidelity
                         Variable          Variable          Variable
                         Insurance         Insurance         Insurance           Janus             Janus             Janus
                       Products Fund     Products Fund     Products Fund      Aspen Series      Aspen Series      Aspen Series
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
                       VIP Investment      VIP Money                                              Capital           Flexible
                         Grade Bond          Market         VIP Overseas        Balanced        Appreciation         Income
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
ASSETS
Investments at fair
  value               $        576,929  $     18,421,421  $     12,551,318  $     27,568,168  $        305,686  $      6,818,340
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Total assets        $        576,929  $     18,421,421  $     12,551,318  $     27,568,168  $        305,686  $      6,818,340
                      ================  ================  ================  ================  ================  ================

NET ASSETS
Accumulation units    $        576,929  $     18,421,421  $     12,551,318  $     27,568,168  $        305,686  $      6,818,340
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Total net assets    $        576,929  $     18,421,421  $     12,551,318  $     27,568,168  $        305,686  $      6,818,340
                      ================  ================  ================  ================  ================  ================

FUND SHARE
  INFORMATION
  Number of shares              43,542        18,421,421           716,399         1,130,306            12,436           561,643
                      ================  ================  ================  ================  ================  ================
  Cost of Investment  $        569,796  $     18,421,421  $     10,258,645  $     26,053,228  $        272,959  $      6,875,463
                      ================  ================  ================  ================  ================  ================

ACCUMULATION UNIT
  FAIR VALUE
  Lowest              $          10.84  $          12.35  $          12.46  $          16.05  $          11.44  $          14.64
                      ================  ================  ================  ================  ================  ================
  Highest             $          10.84  $          14.47  $          16.28  $          29.45  $          11.50  $          21.22
                      ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------

                                                                                 Janus             Janus             Janus
                                                                              Aspen Series      Aspen Series      Aspen Series
                           Janus             Janus             Janus            (Service          (Service          (Service
                        Aspen Series      Aspen Series      Aspen Series        Shares)           Shares)           Shares)
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
                                            Mid Cap          Worldwide          Balanced       Foreign Stock     Mid Cap Value
                          Growth            Growth            Growth        (Service Shares)  (Service Shares)  (Service Shares)
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
ASSETS
Investments at
  fair value          $     32,196,050  $     34,732,305  $     35,339,155  $        671,172  $      4,654,830  $         99,805
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Total assets        $     32,196,050  $     34,732,305  $     35,339,155  $        671,172  $      4,654,830  $         99,805
                      ================  ================  ================  ================  ================  ================

NET ASSETS
Accumulation units    $     32,196,050  $     34,732,305  $     35,339,155  $        671,172  $      4,654,830  $         99,805
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Total net assets    $     32,196,050  $     34,732,305  $     35,339,155  $        671,172  $      4,654,830  $         99,805
                      ================  ================  ================  ================  ================  ================

FUND SHARE
  INFORMATION
  Number of shares           1,604,188         1,344,129         1,319,610            26,592           330,364             6,435
                      ================  ================  ================  ================  ================  ================
  Cost of Investment  $     36,138,647  $     42,484,929  $     35,828,393  $        637,824  $      3,779,412  $         94,553
                      ================  ================  ================  ================  ================  ================

ACCUMULATION UNIT
  FAIR VALUE
  Lowest              $          11.16  $          13.49  $          11.17  $          12.64  $          12.11  $          11.44
                      ================  ================  ================  ================  ================  ================
  Highest             $          22.26  $          24.65  $          24.31  $          12.64  $          12.34  $          11.44
                      ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------

                           Janus             Janus
                        Aspen Series      Aspen Series         Lazard         MFS Variable      MFS Variable      MFS Variable
                          (Service          (Service         Retirement        Insurance         Insurance         Insurance
                          Shares)           Shares)         Series, Inc.         Trust             Trust             Trust
                       Sub-Account        Sub-Account        Sub-Account      Sub-Account       Sub-Account       Sub-Account
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
                        Risk-Managed                                                                             MFS Investors
                            Core        Worldwide Growth      Emerging        MFS Emerging       MFS High         Growth Stock
                      (Service Shares)  (Service Shares)      Markets         Growth Series     Income Series        Series
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
ASSETS
Investments at fair
  value               $          8,047  $        460,713  $        353,749  $      5,951,329  $         24,754  $         33,752
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Total assets        $          8,047  $        460,713  $        353,749  $      5,951,329  $         24,754  $         33,752
                      ================  ================  ================  ================  ================  ================

NET ASSETS
Accumulation units    $          8,047  $        460,713  $        353,749  $      5,951,329  $         24,754  $         33,752
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Total net assets    $          8,047  $        460,713  $        353,749  $      5,951,329  $         24,754  $         33,752
                      ================  ================  ================  ================  ================  ================

FUND SHARE
  INFORMATION
  Number of shares                 592            17,307            25,431           339,688             2,387             3,549
                      ================  ================  ================  ================  ================  ================
  Cost of Investment  $          8,284  $        431,308  $        302,502  $      6,669,555  $         24,081  $         32,233
                      ================  ================  ================  ================  ================  ================

ACCUMULATION UNIT
  FAIR VALUE
  Lowest              $          11.48  $          14.06  $          21.15  $          10.87  $          10.85  $          10.99
                      ================  ================  ================  ================  ================  ================
  Highest             $          11.48  $          14.06  $          21.15  $          10.87  $          10.85  $          10.99
                      ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------

                        MFS Variable      MFS Variable      MFS Variable      MFS Variable      MFS Variable      MFS Variable
                         Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                           Trust             Trust             Trust             Trust             Trust             Trust
                         Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
                                            MFS New
                       MFS Investors       Discovery        MFS Research       MFS Total            MFS               MFS
                        Trust Series         Series            Series        Return Series    Utilities Series    Value Series
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
ASSETS
Investments at fair
  value               $      3,600,215  $      5,659,984  $      3,185,761  $     13,520,921  $        213,151  $         68,483
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Total assets        $      3,600,215  $      5,659,984  $      3,185,761  $     13,520,921  $        213,151  $         68,483
                      ================  ================  ================  ================  ================  ================

NET ASSETS
Accumulation units    $      3,600,215  $      5,659,984  $      3,185,761  $     13,520,921  $        213,151  $         68,483
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Total net assets    $      3,600,215  $      5,659,984  $      3,185,761  $     13,520,921  $        213,151  $         68,483
                      ================  ================  ================  ================  ================  ================

FUND SHARE
  INFORMATION
  Number of shares             199,127           380,631           208,220           630,934            10,423             5,646
                      ================  ================  ================  ================  ================  ================
  Cost of Investment  $      3,281,197  $      5,133,901  $      3,259,666  $     11,742,419  $        172,441  $         65,205
                      ================  ================  ================  ================  ================  ================

ACCUMULATION UNIT
  FAIR VALUE
  Lowest              $          10.83  $          17.93  $          11.28  $          15.69  $          18.18  $          11.33
                      ================  ================  ================  ================  ================  ================
  Highest             $          10.83  $          17.93  $          11.28  $          15.69  $          18.18  $          11.33
                      ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------

                        MFS Variable                                          Oppenheimer                           Panorama
                      Insurance Trust     Oppenheimer       Oppenheimer     Variable Account                      Series Fund,
                          (Service          Variable          Variable       Funds (Service   Panorama Series    Inc. (Service
                           Class)        Account Funds     Account Funds     Class ("SC"))       Fund, Inc.      Class ("SC"))
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
                          MFS New                           Oppenheimer       Oppenheimer
                         Discovery        Oppenheimer       Main Street       Main Street       Oppenheimer       Oppenheimer
                      Series (Service        Global          Small Cap         Small Cap       International     International
                           Class)          Securities          Growth         Growth (SC)          Growth         Growth (SC)
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
ASSETS
Investments at fair
  value               $      1,674,515  $        267,181  $        847,984  $      6,064,330  $        246,672  $      1,910,803
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Total assets        $      1,674,515  $        267,181  $        847,984  $      6,064,330  $        246,672  $      1,910,803
                      ================  ================  ================  ================  ================  ================

NET ASSETS
Accumulation units    $      1,674,515  $        267,181  $        847,984  $      6,064,330  $        246,672  $      1,910,803
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Total net assets    $      1,674,515  $        267,181  $        847,984  $      6,064,330  $        246,672  $      1,910,803
                      ================  ================  ================  ================  ================  ================

FUND SHARE
  INFORMATION
  Number of shares             113,835             9,109            52,834           379,733           189,748         1,425,973
                      ================  ================  ================  ================  ================  ================
  Cost of Investment  $      1,594,531  $        237,716  $        742,725  $      4,939,744  $        210,043  $      1,683,831
                      ================  ================  ================  ================  ================  ================

ACCUMULATION UNIT
  FAIR VALUE
  Lowest              $          10.49  $          11.74  $          18.30  $          13.35  $          20.37  $          11.89
                      ================  ================  ================  ================  ================  ================
  Highest             $          10.49  $          11.74  $          18.30  $          13.60  $          20.37  $          11.89
                      ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------

                       PIMCO Advisors    PIMCO Advisors    PIMCO Advisors    PIMCO Advisors    PIMCO Advisors    PIMCO Variable
                          Variable          Variable          Variable          Variable          Variable         Insurance
                      Insurance Trust   Insurance Trust   Insurance Trust   Insurance Trust   Insurance Trust        Trust
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
                                                                                                    PEA
                            NFJ              OpCap             OpCap              PEA           Science and         Foreign
                      Small Cap Value       Balanced         Small Cap        Renaissance        Technology           Bond
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
ASSETS
Investments at fair
  value               $        229,502  $      1,467,368  $      4,313,726  $         57,157  $      1,094,369  $      2,744,686
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Total assets        $        229,502  $      1,467,368  $      4,313,726  $         57,157  $      1,094,369  $      2,744,686
                      ================  ================  ================  ================  ================  ================

NET ASSETS
Accumulation units    $        229,502  $      1,467,368  $      4,313,726  $         57,157  $      1,094,369  $      2,744,686
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Total net assets    $        229,502  $      1,467,368  $      4,313,726  $         57,157  $      1,094,369  $      2,744,686
                      ================  ================  ================  ================  ================  ================

FUND SHARE
  INFORMATION
  Number of shares              16,499           135,117           119,329             3,748           588,370           270,412
                      ================  ================  ================  ================  ================  ================
  Cost of Investment  $        219,243  $      1,350,852  $      3,349,727  $         54,869  $      1,023,521  $      2,743,744
                      ================  ================  ================  ================  ================  ================

ACCUMULATION UNIT
  FAIR VALUE
  Lowest              $          12.15  $          10.85  $          11.98  $          11.56  $           8.45  $          11.29
                      ================  ================  ================  ================  ================  ================
  Highest             $          12.15  $          10.90  $          12.21  $          11.56  $           8.45  $          11.50
                      ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------

                       PIMCO Variable    PIMCO Variable    PIMCO Variable                          Putnam            Putnam
                         Insurance         Insurance         Insurance           Putnam        Variable Trust    Variable Trust
                           Trust             Trust             Trust         Variable Trust      (Class IA)        (Class IA)
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Accounts      Sub-Accounts
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
                                                                            VT International                    VT International
                           Money             PIMCO             PIMCO           Growth and      VT High Yield    Growth and Income
                           Market         Real Return       Total Return         Income          (Class IA)        (Class IA)
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
ASSETS
Investments at fair
  value               $        655,606  $         64,369  $      9,055,969  $      1,727,860  $        251,312  $        194,102
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Total assets        $        655,606  $         64,369  $      9,055,969  $      1,727,860  $        251,312  $        194,102
                      ================  ================  ================  ================  ================  ================

NET ASSETS
Accumulation units    $        655,606  $         64,369  $      9,055,969  $      1,727,860  $        251,312  $        194,102
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Total net assets    $        655,606  $         64,369  $      9,055,969  $      1,727,860  $        251,312  $        194,102
                      ================  ================  ================  ================  ================  ================

FUND SHARE
  INFORMATION
  Number of shares             655,606             4,982           861,653           127,895            31,026            14,304
                      ================  ================  ================  ================  ================  ================
  Cost of Investment  $        655,606  $         64,701  $      8,996,052  $      1,412,487  $        238,656  $        164,003
                      ================  ================  ================  ================  ================  ================

ACCUMULATION UNIT
  FAIR VALUE
  Lowest              $          10.15  $          10.84  $          11.51  $          13.53  $          13.71  $          18.20
                      ================  ================  ================  ================  ================  ================
  Highest             $          10.15  $          10.84  $          11.73  $          13.79  $          13.71  $          18.20
                      ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Scudder           Scudder
                                        Salomon Brothers  Salomon Brothers  Salomon Brothers      Variable          Variable
                           Rydex        Variable Series   Variable Series   Variable Series   Insurance Trust   Insurance Trust
                       Variable Trust     Funds, Inc.       Funds, Inc.       Funds, Inc.        (Class A)         (Class A)
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
                                                                                                    EAFE           Equity 500
                        Rydex Sector                          High Yield                        Equity Index         Index
                          Rotation        All Cap Fund          Bond           Investors         (Class A)         (Class A)
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
ASSETS
Investments at fair
  value               $        130,573  $        389,150  $        137,451  $      1,269,771  $        135,256  $      1,315,918
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Total assets        $        130,573  $        389,150  $        137,451  $      1,269,771  $        135,256  $      1,315,918
                      ================  ================  ================  ================  ================  ================

NET ASSETS
Accumulation units    $        130,573  $        389,150  $        137,451  $      1,269,771  $        135,256  $      1,315,918
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Total net assets    $        130,573  $        389,150  $        137,451  $      1,269,771  $        135,256  $      1,315,918
                      ================  ================  ================  ================  ================  ================

FUND SHARE
  INFORMATION
  Number of shares              11,700            23,122            13,912            91,946            14,178           103,371
                      ================  ================  ================  ================  ================  ================
  Cost of Investment  $        116,813  $        357,951  $        139,709  $      1,170,067  $        112,701  $      1,206,580
                      ================  ================  ================  ================  ================  ================

ACCUMULATION UNIT
  FAIR VALUE
  Lowest              $          15.14  $          16.10  $          11.05  $          10.99  $          17.24  $          15.02
                      ================  ================  ================  ================  ================  ================
  Highest             $          15.14  $          16.10  $          11.05  $          11.05  $          17.24  $          15.02
                      ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------

                         Scudder
                        Variable
                     Insurance Trust        Scudder            Scudder            Scudder            Scudder            Scudder
                        (Class A)      Variable Series I  Variable Series I  Variable Series I  Variable Series I  Variable Series I
                       Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account
                    -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
                        Small Cap
                          Index                                                   Global           Growth and
                        (Class A)          Balanced             Bond             Discovery           Income          International
                    -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at
  fair value        $         377,910  $       3,364,556  $       7,085,428  $       3,986,768  $       1,774,367  $       1,680,370
                    -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
  Total assets      $         377,910  $       3,364,556  $       7,085,428  $       3,986,768  $       1,774,367  $       1,680,370
                    =================  =================  =================  =================  =================  =================

NET ASSETS
Accumulation units  $         377,910  $       3,364,556  $       7,085,428  $       3,986,768  $       1,774,367  $       1,680,370
                    -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
  Total net assets  $         377,910  $       3,364,556  $       7,085,428  $       3,986,768  $       1,774,367  $       1,680,370
                    =================  =================  =================  =================  =================  =================

FUND SHARE
  INFORMATION
  Number of shares             26,335            287,569            993,749            312,198            190,997            176,881
                    =================  =================  =================  =================  =================  =================
  Cost of
    Investment      $         321,157  $       3,310,315  $       6,782,758  $       3,089,262  $       1,622,479  $       1,599,362
                    =================  =================  =================  =================  =================  =================

ACCUMULATION UNIT
  FAIR VALUE
  Lowest            $           18.44  $           10.85  $           14.13  $           18.89  $           10.45  $           10.60
                    =================  =================  =================  =================  =================  =================
  Highest           $           18.44  $           12.55  $           17.13  $           18.89  $           10.45  $           10.60
                    =================  =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------

                                             Strong
                           Strong           Variable       T. Rowe Price     T. Rowe Price     T. Rowe Price     T. Rowe Price
                        Opportunity        Insurance           Equity            Equity            Equity            Equity
                       Fund II, Inc.      Funds, Inc.       Series, Inc.      Series, Inc.      Series, Inc.      Series, Inc.
                        Sub-Account       Sub-Account       Sub-Accounts      Sub-Accounts      Sub-Account       Sub-Accounts
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
                                                           T. Rowe Price                       T. Rowe Price     T. Rowe Price
                        Opportunity          MidCap          Blue Chip       T. Rowe Price        Mid-Cap         New America
                          Fund II        Growth Fund II        Growth        Equity Income         Growth            Growth
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
ASSETS
Investments at fair
  value               $      7,800,625  $      4,188,997  $        200,628  $     12,910,926  $      9,645,753  $      1,526,017
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Total assets        $      7,800,625  $      4,188,997  $        200,628  $     12,910,926  $      9,645,753  $      1,526,017
                      ================  ================  ================  ================  ================  ================

NET ASSETS
Accumulation units    $      7,800,625  $      4,188,997  $        200,628  $     12,910,926  $      9,645,753  $      1,526,017
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Total net assets    $      7,800,625  $      4,188,997  $        200,628  $     12,910,926  $      9,645,753  $      1,526,017
                      ================  ================  ================  ================  ================  ================

FUND SHARE
  INFORMATION
  Number of shares             347,467           256,051            22,071           577,929           409,586            78,458
                      ================  ================  ================  ================  ================  ================
  Cost of Investment  $      6,487,821  $      4,230,275  $        187,571  $     11,153,978  $      7,320,870  $      1,338,161
                      ================  ================  ================  ================  ================  ================

ACCUMULATION UNIT
  FAIR VALUE
  Lowest              $          18.03  $          12.82  $          10.91  $          16.15  $          19.62  $          10.78
                      ================  ================  ================  ================  ================  ================
  Highest             $          18.03  $          12.82  $          10.91  $          16.15  $          19.62  $          10.78
                      ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------

                       T. Rowe Price     The Universal     The Universal     The Universal     The Universal        Van Eck
                       International     Institutional     Instituitional    Instituitional    Instituitional      Worldwide
                        Series, Inc.      Funds, Inc.       Funds, Inc.       Funds, Inc.       Funds, Inc.     Insurance Trust
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
                       T. Rowe Price       Van Kampen        Van Kampen        Van Kampen        Van Kampen         Van Eck
                       International          UIF               UIF           UIF U.S. Mid        UIF U.S.         Worldwide
                           Stock         Equity Growth       High Yield        Cap Value        Real Estate     Absolute Return
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
ASSETS
Investments at fair
  value               $      2,817,127  $        991,384  $        156,064  $      7,663,953  $      1,092,239  $          2,125
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Total assets        $      2,817,127  $        991,384  $        156,064  $      7,663,953  $      1,092,239  $          2,125
                      ================  ================  ================  ================  ================  ================

NET ASSETS
Accumulation units    $      2,817,127  $        991,384  $        156,064  $      7,663,953  $      1,092,239  $          2,125
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Total net assets    $      2,817,127  $        991,384  $        156,064  $      7,663,953  $      1,092,239  $          2,125
                      ================  ================  ================  ================  ================  ================

FUND SHARE
  INFORMATION
  Number of shares             209,608            72,101            21,437           451,086            53,332               216
                      ================  ================  ================  ================  ================  ================
  Cost of Investment  $      2,469,829  $        909,499  $        149,595  $      6,773,722  $        896,194  $          2,117
                      ================  ================  ================  ================  ================  ================

ACCUMULATION UNIT
  FAIR VALUE
  Lowest              $          11.19  $          10.83  $          13.25  $          11.37  $          19.14  $           9.93
                      ================  ================  ================  ================  ================  ================
  Highest             $          11.19  $          10.88  $          13.25  $          11.43  $          19.14  $           9.93
                      ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
---------------------------------------------------------------------------------------------------------------------------------

                          Van Eck           Van Eck          Van Kampen        Van Kampen        Van Kampen         Van Kampen
                         Worldwide         Worldwide      Life Investment   Life Investment   Life Investment    Life Investment
                      Insurance Trust   Insurance Trust        Trust             Trust        Trust (Class II)   Trust (Class II)
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account        Sub-Account
                      ----------------  ----------------  ----------------  ----------------  -----------------  ----------------
                          Van Eck
                         Worldwide          Van Eck                                                 LIT            LIT Growth
                          Emerging         Worldwide            LIT            LIT Growth        Aggressive        and Income,
                          Markets         Hard Assets        Government        and Income     Growth (Class II)     (Class II)
                      ----------------  ----------------  ----------------  ----------------  -----------------  ----------------
ASSETS
Investments at fair
  value               $         58,830  $        125,605  $         43,268  $        948,221  $       1,372,558  $      4,787,210
                      ----------------  ----------------  ----------------  ----------------  -----------------  ----------------
  Total assets        $         58,830  $        125,605  $         43,268  $        948,221  $       1,372,558  $      4,787,210
                      ================  ================  ================  ================  =================  ================

NET ASSETS
Accumulation units    $         58,830  $        125,605  $         43,268  $        948,221  $       1,372,558  $      4,787,210
                      ----------------  ----------------  ----------------  ----------------  -----------------  ----------------
  Total net assets    $         58,830  $        125,605  $         43,268  $        948,221  $       1,372,558  $      4,787,210
                      ================  ================  ================  ================  =================  ================

FUND SHARE
  INFORMATION
  Number of shares               3,868             6,841             4,564            49,080            282,419           248,171
                      ================  ================  ================  ================  =================  ================
  Cost of Investment  $         55,296  $        120,230  $         42,424  $        847,980  $       1,237,523  $      4,170,505
                      ================  ================  ================  ================  =================  ================

ACCUMULATION UNIT
  FAIR VALUE
  Lowest              $          12.74  $          12.63  $          10.39  $          15.49  $           11.20  $          11.77
                      ================  ================  ================  ================  =================  ================
  Highest             $          12.74  $          12.63  $          10.39  $          15.49  $           11.25  $          11.99
                      ================  ================  ================  ================  =================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------

                           AIM Variable     AIM Variable       AIM Variable       AIM Variable    AIM Variable
                            Insurance        Insurance           Insurance         Insurance        Insurance          The Alger
                              Funds            Funds               Funds             Funds           Funds           American Fund
                           Sub-Account      Sub-Account         Sub-Account       Sub-Account      Sub-Account       Sub-Account
                      ----------------  -------------------  ----------------  ----------------  ---------------  -----------------
                                                                                   AIM V.I.
                            AIM V.I.         AIM V.I.            AIM V.I.          Mid Cap          AIM V.I.
                             Basic           Capital               Dent             Core            Premier             Alger
                         Value (a)(j)   Appreciation (a)(l)    Demographics        Equity (a)       Equity (a)        Growth (b)
                      ----------------  -------------------  ----------------  ----------------  ---------------  -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends             $              -  $                 -  $              -  $            141  $           115   $              -
Mortality and
  expense risk
  charges from
  Lincoln Benefit
  Life Company:                 (4,955)                   -                 -                 -                -                  -
                      ----------------  -------------------  ----------------  ----------------  ---------------  -----------------

    Net investment
      income (loss)             (4,955)                   -                 -               141              115                  -
                      ----------------  -------------------  ----------------  ----------------  ---------------  -----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
  Proceeds from sales          361,781                  435             4,992             6,388            4,125          1,202,438
  Cost of investments
    sold                       366,261                  438             4,981             6,271            4,088          1,341,263
                      ----------------  -------------------  ----------------  ----------------  ---------------  -----------------

    Realized gains
      (losses) on
      fund shares               (4,480)                  (3)               11               117               37           (138,825)

Realized gain
  distributions                      -                    -                 -             4,172                -                  -
                      ----------------  -------------------  ----------------  ----------------  ---------------  -----------------

    Net realized
      gains (losses)            (4,480)                  (3)               11             4,289               37           (138,825)

Change in unrealized
  gains (losses)               434,254                2,327            11,747             1,131            2,027            555,005
                      ----------------  -------------------  ----------------  ----------------  ---------------  -----------------

    Net realized and
      unrealized
      gains (losses)
      on investments           429,774                2,324            11,758             5,420            2,064            416,180
                      ----------------  -------------------  ----------------  ----------------  ---------------  -----------------

INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS          $        424,819  $             2,324  $         11,758  $          5,561  $         2,179  $         416,180
                      ================  ===================  ================  ================  ===============  =================

(a) For period beginning April 30, 2004 and ended December 31, 2004
(b) Previously known as Growth
(j) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(l) On April 30, 2004, LSA Capital Appreciation merged into Capital Appreciation

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Federated         Federated
                          The Alger        The Alger         The Alger          The Alger          Insurance         Insurance
                        American Fund    American Fund     American Fund      American Fund          Series            Series
                         Sub-Account      Sub-Account       Sub-Account        Sub-Account        Sub-Account       Sub-Account
                      ----------------  ----------------  ----------------  ------------------  ----------------  ----------------

                                                                                                                     Federated
                                                                                                   Federated       Fund for U.S.
                        Alger Income    Alger Leveraged    Alger MidCap        Alger Small       Capital Income      Government
                       and Growth (c)      AllCap (d)       Growth (e)      Capitalization (f)      Fund II        Securities II
                      ----------------  ----------------  ----------------  ------------------  ----------------  ----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends             $         26,930  $              -  $              -  $                -  $        124,148  $        361,022
Mortality and expense
  risk charges from
  Lincoln Benefit
  Life Company:                      -                 -                 -                   -           (11,577)          (22,755)
                      ----------------  ----------------  ----------------  ------------------  ----------------  ----------------

    Net investment
      income (loss)             26,930                 -                 -                   -           112,571           338,267
                      ----------------  ----------------  ----------------  ------------------  ----------------  ----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
  Proceeds from sales          347,488           414,310         1,017,749             553,011         1,034,046         3,457,789
  Cost of investments
    sold                       390,475           474,422           962,627             558,473         1,227,924         3,423,623
                      ----------------  ----------------  ----------------  ------------------  ----------------  ----------------

    Realized gains
      (losses) on
      fund shares              (42,987)          (60,112)           55,122              (5,462)         (193,878)           34,166

Realized gain
  distributions                      -                 -                 -                   -                 -            42,159
                      ----------------  ----------------  ----------------  ------------------  ----------------  ----------------

    Net realized
      gains (losses)           (42,987)          (60,112)           55,122              (5,462)         (193,878)           76,325

Change in unrealized
  gains (losses)               411,866           634,178         1,605,492             632,174           390,642          (127,085)
                      ----------------  ----------------  ----------------  ------------------  ----------------  ----------------

    Net realized and
      unrealized
      gains (losses)
      on investments           368,879           574,066         1,660,614             626,712           196,764           (50,760)
                      ----------------  ----------------  ----------------  ------------------  ----------------  ----------------

INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS          $        395,809  $        574,066  $      1,660,614  $          626,712  $        309,335  $        287,507
                      ================  ================  ================  ==================  ================  ================

(c) Previously known as Income and Growth
(d) Previously known as Leveraged AllCap
(e) Previously known as MidCap Growth
(f) Previously known as Small Capitalization

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------

                                           Fidelity          Fidelity           Fidelity          Fidelity          Fidelity
                        Federated          Variable          Variable           Variable          Variable          Variable
                        Insurance          Insurance         Insurance         Insurance         Insurance         Insurance
                         Series          Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                       Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                         Federated
                        High Income        VIP Asset            VIP           VIP Equity-
                        Bond Fund II        Manager          Contrafund          Income          VIP Growth      VIP Index 500
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends             $        606,451  $        214,708  $        117,520  $        521,421  $        103,113  $        318,848
Mortality and expense
  risk charges from
  Lincoln Benefit
  Life Company:                (33,354)          (39,611)         (140,268)         (177,658)         (162,033)          (12,791)
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net investment
      income (loss)            573,097           175,097           (22,748)          343,763           (58,920)          306,057
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
  Proceeds from
    sales                    5,483,937           770,629         2,799,170         5,957,131         7,405,702         5,106,598
  Cost of investments
    sold                     5,367,838           796,450         2,475,234         5,761,701         8,238,541         4,961,041
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Realized gains
      (losses) on
      fund shares              116,099           (25,821)          323,936           195,430          (832,839)          145,557

Realized gain
  distributions                      -                 -                 -           124,562                 -                 -
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized
      gains (losses)           116,099           (25,821)          323,936           319,992          (832,839)          145,557

Change in unrealized
  gains (losses)               142,649           248,806         5,067,438         2,868,056         2,236,711         2,326,485
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized and
      unrealized
      gains (losses)
      on investments           258,748           222,985         5,391,374         3,188,048         1,403,872         2,472,042
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS          $        831,845  $        398,082  $      5,368,626  $      3,531,811  $      1,344,952  $      2,778,099
                      ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------

                          Fidelity          Fidelity         Fidelity
                          Variable          Variable         Variable
                          Insurance        Insurance         Insurance           Janus             Janus             Janus
                        Products Fund    Products Fund     Products Fund      Aspen Series      Aspen Series      Aspen Series
                         Sub-Account      Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                       VIP Investment      VIP Money                                              Capital           Flexible
                         Grade Bond          Market        VIP Overseas         Balanced      Appreciation (a)       Income
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends             $          5,371  $        306,244  $         94,212  $        599,224  $            649  $        388,744
Mortality and expense
  risk charges from
  Lincoln Benefit
  Life Company:                      -           (71,143)          (44,614)          (88,573)             (625)          (16,649)
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net investment
      income (loss)              5,371           235,101            49,598           510,651                24           372,095
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
  Proceeds from
    sales                       18,003        25,508,486         2,219,414         2,536,934            96,451         1,665,950
  Cost of investments
    sold                        18,243        25,508,486         1,996,848         2,496,604            95,995         1,644,947
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Realized gains
      (losses) on
      fund shares                 (240)                -           222,566            40,330               456            21,003

Realized gain
  distributions                  3,863                 -                 -                 -                 -            51,126
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized
      gains (losses)             3,623                 -           222,566            40,330               456            72,129

Change in unrealized
  gains (losses)                 5,558                 -         1,034,466         1,534,165            32,727          (201,985)
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized and
      unrealized
      gains (losses)
      on investments             9,181                 -         1,257,032         1,574,495            33,183          (129,856)
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS          $         14,552  $        235,101  $      1,306,630  $      2,085,146  $         33,207  $        242,239
                      ================  ================  ================  ================  ================  ================

(a) For period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------

                                                                                  Janus             Janus             Janus
                                                                              Aspen Series      Aspen Series      Aspen Series
                           Janus             Janus             Janus            (Service          (Service          (Service
                        Aspen Series      Aspen Series      Aspen Series        Shares)           Shares)           Shares)
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                                                                                                Foreign Stock     Mid Cap Value
                                             Mid Cap          Worldwide         Balanced          (Service          (Service
                           Growth            Growth            Growth       (Service Shares)     Shares) (g)       Shares) (a)
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends             $         46,169  $              -  $        352,594  $         12,342  $         12,032  $            172
Mortality and
  expense risk
  charges from
  Lincoln Benefit
  Life Company:               (127,035)         (112,398)         (148,624)                -           (19,500)                -
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Net investment
       income (loss)           (80,866)         (112,398)          203,970            12,342            (7,468)              172
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
  Proceeds from
    sales                    4,977,799         5,815,621         4,726,998            34,398         1,185,002            32,827
  Cost of
    investments sold         6,016,405         9,075,632         5,041,523            33,349         1,021,196            31,855
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Realized gains
       (losses) on
       fund shares          (1,038,606)       (3,260,011)         (314,525)            1,049           163,806               972

Realized gain
  distributions                      -                 -                 -                 -                 -                 -
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Net realized
       gains
       (losses)             (1,038,606)       (3,260,011)         (314,525)            1,049           163,806               972

Change in unrealized
  gains (losses)             2,353,234         9,007,675         1,578,755            27,247           454,141             5,252
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Net realized
       and
       unrealized
       gains
       (losses) on
       investments           1,314,628         5,747,664         1,264,230            28,296           617,947             6,224
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
  IN NET ASSETS
  FROM OPERATIONS     $      1,233,762  $      5,635,266  $      1,468,200  $         40,638  $        610,479  $          6,396
                      ================  ================  ================  ================  ================  ================

(a) For period beginning April 30, 2004 and ended December 31, 2004
(g) Previously known as International Value (Service Shares)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------

                           Janus             Janus
                        Aspen Series      Aspen Series         Lazard
                          (Service          (Service         Retirement       LSA Variable      LSA Variable      LSA Variable
                          Shares)           Shares)         Series, Inc.      Series Trust      Series Trust      Series Trust
                        Sub-Account       Sub-Account       Sub- Account      Sub-Account       Sub-Account       Sub-Account
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                        Risk-Managed                                              LSA
                       Core (Service    Worldwide Growth      Emerging         Aggressive           LSA             LSA Basic
                        Shares) (a)     (Service Shares)      Markets          Growth (h)       Balanced (i)        Value (j)
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends             $             63  $          3,676  $            655  $              -  $          1,423  $              -
Mortality and
  expense risk
  charges from
  Lincoln Benefit
  Life Company:                      -                 -                 -              (639)           (1,400)           (1,384)
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Net investment
       income (loss)                63             3,676               655              (639)               23            (1,384)
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
  Proceeds from
    sales                          193            53,959             8,058           459,546         1,273,528         3,238,975
  Cost of
    investments sold               186            53,465             7,566           422,319         1,240,603         2,696,601
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Realized gains
       (losses) on
       fund shares                   7               494               492            37,227            32,925           542,374

Realized gain
  distributions                    468                 -                 -            14,892            52,080             3,284
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Net realized
       gains
       (losses)                    475               494               492            52,119            85,005           545,658

Change in unrealized
  gains (losses)                  (237)           19,091            49,282           (40,127)          (76,456)         (501,554)
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Net realized
       and unrealized
       gains (losses)
       on investments              238            19,585            49,774            11,992             8,549            44,104
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
  IN NET ASSETS
  FROM OPERATIONS     $            301  $         23,261  $         50,429  $         11,353  $          8,572  $         42,720
                      ================  ================  ================  ================  ================  ================

(a) For period beginning April 30, 2004 and ended December 31, 2004
(h) On April 30, 2004, LSA Aggressive Growth merged into Van Kampen LIT Aggressive Growth (Class II)
(i) On April 30, 2004, LSA Balanced merged into OpCap Balanced
(j) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-------------------------------------------------------------------------------------------------------------------------------

                        LSA Variable      LSA Variable      LSA Variable      LSA Variable      LSA Variable      LSA Variable
                        Series Trust      Series Trust      Series Trust      Series Trust      Series Trust      Series Trust
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                                                                                  LSA               LSA
                          LSA Blue        LSA Capital       LSA Capital       Diversified      Emerging Growth     LSA Equity
                          Chip (k)        Appreciation(l)    Growth (m)       Mid-Cap (n)        Equity (o)        Growth (p)
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends             $              -  $              -  $              -  $            112  $              -  $              -
Mortality and
  expense risk
  charges from
  Lincoln Benefit
  Life Company:                   (340)             (519)             (229)           (1,419)             (942)             (303)
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Net investment
       income (loss)              (340)             (519)             (229)           (1,307)             (942)             (303)
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
  Proceeds from
    sales                      244,206           377,102           343,008         1,424,959         1,590,289           208,277
  Cost of
    investments sold           228,495           346,382           335,265         1,323,419         1,432,263           190,804
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Realized gains
       (losses) on
       fund shares              15,711            30,720             7,743           101,540           158,026            17,473

Realized gain
  distributions                      -                 -                 -            59,037                 -                 -
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Net realized
       gains
       (losses)                 15,711            30,720             7,743           160,577           158,026            17,473

Change in unrealized
  gains (losses)               (19,993)          (24,653)          (10,191)         (154,445)         (100,118)          (18,113)
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Net realized
       and
       unrealized
       gains
       (losses) on
       investments              (4,282)            6,067            (2,448)            6,132            57,908              (640)
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
  IN NET ASSETS
  FROM OPERATIONS     $         (4,622) $          5,548  $         (2,677) $          4,825  $         56,966  $           (943)
                      ================  ================  ================  ================  ================  ================

(k) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(l) On April 30, 2004, LSA Capital Appreciation merged into Capital Appreciation
(m) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
    Growth
(n) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(o) On April 30, 2004, LSA Emerging Growth Equity merged into Van Kampen LIT Aggressive Growth (Class II)
(p) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
    Growth

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------

                                                            MFS Variable      MFS Variable      MFS Variable      MFS Variable
                        LSA Variable      LSA Variable       Insurance         Insurance         Insurance         Insurance
                        Series Trust      Series Trust         Trust             Trust             Trust             Trust
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                                                                                MFS High       MFS Investors
                        LSA Mid Cap        LSA Value        MFS Emerging         Income         Growth Stock     MFS Investors
                         Value (q)         Equity (r)      Growth Series       Series (a)        Series (a)       Trust Series
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends             $          1,471  $          3,648  $              -  $              -  $              -  $         19,593
Mortality and
  expense risk
  charges from
  Lincoln Benefit
  Life Company:                 (6,631)             (758)                -                 -                 -                 -
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Net investment
       income (loss)            (5,160)            2,890                 -                 -                 -            19,593
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
   INVESTMENTS
Realized gains
  (losses) on fund
  shares:
  Proceeds from
    sales                    6,699,444         2,058,685           273,089               483               786         1,502,611
  Cost of
    investments sold         5,942,089         2,027,256           342,235               474               751         1,521,893
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Realized gains
       (losses) on
       fund shares             757,355            31,429           (69,146)                9                35           (19,282)

Realized gain
  distributions                243,501                 -                 -                 -                 -                 -
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Net realized
       gains
       (losses)              1,000,856            31,429           (69,146)                9                35           (19,282)

Change in unrealized
  gains (losses)              (986,720)          (90,454)          734,107               673             1,519           357,957
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Net realized
       and
       unrealized
       gains
       (losses) on
       investments              14,136           (59,025)          664,961               682             1,554           338,675
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
  IN NET ASSETS
  FROM OPERATIONS     $          8,976  $        (56,135) $        664,961  $            682  $          1,554  $        358,268
                      ================  ================  ================  ================  ================  ================

(a) For period beginning April 30, 2004 and ended December 31, 2004
(q) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(r) On April 30, 2004, LSA Value Equity merged into Investors

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  MFS Variable
                        MFS Variable      MFS Variable      MFS Variable      MFS Variable      MFS Variable    Insurance Trust
                         Insurance         Insurance         Insurance         Insurance         Insurance          (Service
                           Trust             Trust             Trust             Trust             Trust             Class)
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                                                                                                                     MFS New
                          MFS New                                                                                   Discovery
                         Discovery        MFS Research       MFS Total            MFS               MFS              Series
                           Series            Series        Return Series    Utilities Series   Value Series(a)   (Service Class)
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends             $              -  $         21,602  $        163,855  $          1,598  $              -  $              -
Mortality and
  expense risk
  charges from
  Lincoln Benefit
  Life Company:                      -                 -                 -                 -                 -            (5,228)
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Net investment
       income (loss)                 -            21,602           163,855             1,598                 -            (5,228)
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
  Proceeds from
    sales                      416,382           205,464           557,695            13,488               713         1,025,858
  Cost of
    investments sold           409,744           239,322           515,465            11,650               699           955,015
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Realized gains
       (losses) on
       fund shares               6,638           (33,858)           42,230             1,838                14            70,843

Realized gain
  distributions                      -                 -                 -                 -                 -                 -
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Net realized
       gains
       (losses)                  6,638           (33,858)           42,230             1,838                14            70,843

Change in unrealized
  gains (losses)               350,297           363,611         1,117,741            37,570             3,278            31,907
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Net realized
       and
       unrealized
       gains
       (losses) on
       investments             356,935           329,753         1,159,971            39,408             3,292           102,750
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
  IN NET ASSETS
  FROM OPERATIONS     $        356,935  $        351,355  $      1,323,826  $         41,006  $          3,292  $         97,522
                      ================  ================  ================  ================  ================  ================

(a) For period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------

                                                            Oppenheimer                          Panorama
                        Oppenheimer       Oppenheimer     Variable Account                      Series Fund,     PIMCO Advisors
                          Variable          Variable       Funds (Service   Panorama Series    Inc. (Service        Variable
                       Account Funds      Account Funds     Class ("SC"))      Fund, Inc.       Class ("SC"))    Insurance Trust
                        Sub-Account        Sub-Account       Sub-Account      Sub-Account       Sub-Account       Sub-Account
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                                          Oppenheimer       Oppenheimer
                        Oppenheimer       Main Street       Main Street      Oppenheimer       Oppenheimer
                           Global          Small Cap         Small Cap      International      International       NFJ Small
                       Securities (a)       Growth          Growth (SC)        Growth           Growth (SC)      Cap Value (a)
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends             $              -  $              -  $              -  $            994  $         23,412  $          4,180
Mortality and
  expense risk
  charges from
  Lincoln Benefit
  Life Company:                      -                 -           (22,277)                -            (9,074)                -
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Net investment
       income (loss)                 -                 -           (22,277)              994            14,338             4,180
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
   shares:
  Proceeds from
    sales                        7,210           168,329         2,831,369            19,487         1,413,502            26,028
  Cost of
    investments sold             6,699           172,796         2,666,014            18,320         1,436,670            25,395
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Realized gains
       (losses) on
       fund shares                 511            (4,467)          165,355             1,167           (23,168)              633

Realized gain
  distributions                      -                 -                 -                 -                 -                 -
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Net realized
       gains
       (losses)                    511            (4,467)          165,355             1,167           (23,168)              633

Change in unrealized
  gains (losses)                29,465            96,739           548,406            32,575           137,075            10,259
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Net realized
       and
       unrealized
       gains
       (losses) on
       investments              29,976            92,272           713,761            33,742           113,907            10,892
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
  IN NET ASSETS
  FROM OPERATIONS     $         29,976  $         92,272  $        691,484  $         34,736  $        128,245  $         15,072
                      ================  ================  ================  ================  ================  ================

(a) For period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------

                       PIMCO Advisors   PIMCO Advisors     PIMCO Advisors   PIMCO Advisors     PIMCO Variable    PIMCO Variable
                          Variable         Variable           Variable         Variable           Insurance        Insurance
                      Insurance Trust   Insurance Trust   Insurance Trust   Insurance Trust         Trust            Trust
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account        Sub-Account      Sub-Account
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                                                                                  PEA
                           OpCap             OpCap              PEA           Science and         Foreign            Money
                      Balanced (a)(i)      Small Cap      Renaissance (a)     Technology           Bond              Market
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends             $              -  $          1,853  $          2,127  $              -  $         40,138  $          7,253
Mortality and expense
  risk charges from
  Lincoln Benefit
  Life Company:                 (3,325)          (13,147)                -                 -            (7,693)                -
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net investment
      income (loss)             (3,325)          (11,294)            2,127                 -            32,445             7,253
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
  Proceeds from sales          464,065         1,911,672             2,200         1,567,330         1,672,185         1,202,547
  Cost of investments
    sold                       445,727         1,464,782             2,111         1,354,325         1,667,412         1,202,547
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Realized gains
      (losses) on
      fund shares               18,338           446,890                89           213,005             4,773                 -

Realized gain
  distributions                      -                 -                 -                 -            56,326                 -
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized
      gains (losses)            18,338           446,890                89           213,005            61,099                 -

Change in unrealized
  gains (losses)               116,516           190,782             2,288          (198,496)            8,869                 -
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized and
      unrealized
      gains (losses)
      on investments           134,854           637,672             2,377            14,509            69,968                 -
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS          $        131,529  $        626,378  $          4,504  $         14,509  $        102,413  $          7,253
                      ================  ================  ================  ================  ================  ================

(a) For period beginning April 30, 2004 and ended December 31, 2004
(i) On April 30, 2004, LSA Balanced merged into OpCap Balanced

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------

                       PIMCO Variable    PIMCO Variable                          Putnam            Putnam
                         Insurance          Insurance          Putnam        Variable Trust    Variable Trust         Rydex
                           Trust              Trust        Variable Trust      (Class IA)        (Class IA)       Variable Trust
                        Sub-Account        Sub-Account      Sub-Account       Sub-Accounts      Sub-Accounts       Sub-Account
                      ----------------  ----------------  ----------------  ----------------  -----------------  ----------------

                                                          VT International                    VT International
                           PIMCO              PIMCO          Growth and       VT High Yield   Growth and Income    Rydex Sector
                      Real Return (a)   Total Return (s)     Income (t)        (Class IA)        (Class IA)          Rotation
                      ----------------  ----------------  ----------------  ----------------  -----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends             $            212  $        126,302  $         14,195  $          9,689  $           1,016  $              -
Mortality and expense
  risk charges from
  Lincoln Benefit
  Life Company:                      -           (17,782)           (4,776)                -                  -                 -
                      ----------------  ----------------  ----------------  ----------------  -----------------  ----------------

    Net investment
      income (loss)                212           108,520             9,419             9,689              1,016                 -
                      ----------------  ----------------  ----------------  ----------------  -----------------  ----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
  Proceeds from sales              199         1,627,629           889,742            79,449             10,456             8,122
  Cost of investments
    sold                           196         1,611,823           759,336            76,265              9,617             8,052
                      ----------------  ----------------  ----------------  ----------------  -----------------  ----------------

    Realized gains
      (losses) on
      fund shares                    3            15,806           130,406             3,184                839                70

Realized gain
  distributions                  1,834           127,564                 -                 -                  -                 -
                      ----------------  ----------------  ----------------  ----------------  -----------------  ----------------

    Net realized
      gains (losses)             1,837           143,370           130,406             3,184                839                70

Change in unrealized
  gains (losses)                  (332)           44,354           116,365             7,942             24,870            12,080
                      ----------------  ----------------  ----------------  ----------------  -----------------  ----------------

    Net realized and
      unrealized
      gains (losses)
      on investments             1,505           187,724           246,771            11,126             25,709            12,150
                      ----------------  ----------------  ----------------  ----------------  -----------------  ----------------

INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS          $          1,717  $        296,244  $        256,190  $         20,815  $          26,725  $         12,150
                      ================  ================  ================  ================  =================  ================

(a) For period beginning April 30, 2004 and ended December 31, 2004
(s) Previously known as Total Return
(t) Previously known as VT International Growth and Income (Class IB)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------

                                                                               Scudder           Scudder           Scudder
                      Salomon Brothers  Salomon Brothers  Salomon Brothers     Variable          Variable           Variable
                      Variable Series    Variable Series  Variable Series   Insurance Trust   Insurance Trust   Insurance Trust
                        Funds, Inc.        Funds, Inc.      Funds, Inc.        (Class A)         (Class A)         (Class A)
                        Sub-Account        Sub-Account      Sub-Account       Sub-Account       Sub-Account       Sub-Account
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                                                                                  EAFE           Equity 500        Small Cap
                                           High Yield                         Equity Index          Index            Index
                        All Cap Fund        Bond (a)      Investors (a)(r)     (Class A)          (Class A)        (Class A)
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends             $          1,968  $          8,090  $         17,965  $          2,136  $          9,757  $            938
Mortality and expense
  risk charges from
  Lincoln Benefit
  Life Company:                      -                 -            (2,064)                -                 -                 -
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net investment
      income (loss)              1,968             8,090            15,901             2,136             9,757               938
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
  Proceeds from sales           49,556               285         1,009,604             3,057           145,639            19,503
  Cost of investments
    sold                        48,443               277           953,281             2,820           143,584            17,673
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Realized gains
      (losses) on
      fund shares                1,113                 8            56,323               237             2,055             1,830

Realized gain
  distributions                      -                 -                 -                 -                 -                 -
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized
      gains (losses)             1,113                 8            56,323               237             2,055             1,830

Change in unrealized
  gains (losses)                21,794            (2,258)           99,704            17,225            90,875            49,457
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized and
      unrealized
      gains (losses)
      on investments            22,907            (2,250)          156,027            17,462            92,930            51,287
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS          $         24,875  $          5,840  $        171,928  $         19,598  $        102,687  $         52,225
                      ================  ================  ================  ================  ================  ================

(a) For period beginning April 30, 2004 and ended December 31, 2004
(r) On April 30, 2004, LSA Value Equity merged into Investors

See notes to financial statements.

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LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        Strong
                         Scudder            Scudder            Scudder            Scudder            Scudder          Opportunity
                    Variable Series I  Variable Series I  Variable Series I  Variable Series I  Variable Series I    Fund II, Inc.
                       Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account
                    -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

                                                                Global          Growth and                            Opportunity
                         Balanced            Bond             Discovery           Income          International         Fund II
                    -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends           $          52,427  $         280,172  $           8,388  $          11,464  $          19,143  $               -
Mortality and
  expense risk
  charges from
  Lincoln Benefit
  Life Company:                (2,941)           (13,987)                 -                  -                  -                  -
                    -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment
      income (loss)            49,486            266,185              8,388             11,464             19,143                  -
                    -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
  Proceeds from
    sales                     331,568          2,287,872            785,659            186,605            323,110            778,300
  Cost of
    investments
    sold                      326,355          2,217,993            688,644            183,783            344,833            705,465
                    -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains
      (losses) on
      fund shares               5,213             69,879             97,015              2,822            (21,723)            72,835

Realized gain
  distributions                     -                  -                  -                  -                  -                  -
                    -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

    Net realized
      gains
      (losses)                  5,213             69,879             97,015              2,822            (21,723)            72,835

Change in
  unrealized gains
  (losses)                    145,992             17,602            559,987            142,152            243,897          1,070,355
                    -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

    Net realized
      and
      unrealized
      gains
      (losses) on
      investments             151,205             87,481            657,002            144,974            222,174          1,143,190
                    -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE)
  IN NET ASSETS
  FROM OPERATIONS   $         200,691  $         353,666  $         665,390  $         156,438  $         241,317  $       1,143,190
                    =================  =================  =================  =================  =================  =================

See notes to financial statements.

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LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------

                           Strong
                          Variable       T. Rowe Price     T. Rowe Price     T. Rowe Price     T. Rowe Price     T. Rowe Price
                         Insurance          Equity             Equity           Equity            Equity         International
                        Funds, Inc.      Series, Inc.       Series, Inc.     Series, Inc.      Series, Inc.      Series, Inc.
                        Sub-Account      Sub-Accounts       Sub-Accounts      Sub-Account      Sub-Accounts      Sub-Account
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                                         T. Rowe Price                       T. Rowe Price     T. Rowe Price     T. Rowe Price
                           MidCap          Blue Chip       T. Rowe Price        Mid-Cap         New America      International
                       Growth Fund II     Growth (a)       Equity Income        Growth            Growth             Stock
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends             $              -  $          1,027  $        163,352  $              -  $            769  $         28,887
Mortality and expense
  risk charges from
  Lincoln Benefit
  Life Company:                      -                 -                 -                 -                 -                 -
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net investment
      income (loss)                  -             1,027           163,352                 -               769            28,887
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
  Proceeds from sales        2,096,023            12,785           722,655         3,167,568         2,366,382           139,165
  Cost of investments
    sold                     2,588,555            12,746           653,196         2,670,921         2,182,036           134,246
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Realized gains
      (losses) on
      fund shares             (492,532)               39            69,459           496,647           184,346             4,919

Realized gain
  distributions                      -                 -           257,912                 -                 -                 -
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized
      gains (losses)          (492,532)               39           327,371           496,647           184,346             4,919

Change in unrealized
  gains (losses)             1,016,029            13,057         1,006,186         1,004,583            33,838           293,461
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized and
      unrealized
      gains (losses)
      on investments           523,497            13,096         1,333,557         1,501,230           218,184           298,380
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS          $        523,497  $         14,123  $      1,496,909  $      1,501,230  $        218,953  $        327,267
                      ================  ================  ================  ================  ================  ================

(a) For period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------
                       The Universal       The Universal      The Universal       The Universal       Van Eck           Van Eck
                       Institutional      Instituitional      Instituitional     Instituitional      Worldwide         Worldwide
                        Funds, Inc.         Funds, Inc.        Funds, Inc.         Funds, Inc.    Insurance Trust   Insurance Trust
                        Sub-Account         Sub-Account        Sub-Account         Sub-Account      Sub-Account       Sub-Account
                    -------------------  ----------------  -------------------  ----------------  ----------------  ----------------
                                                                                                      Van Eck           Van Eck
                         Van Kampen         Van Kampen          Van Kampen         Van Kampen        Worldwide         Worldwide
                         UIF Equity             UIF            UIF U.S. Mid         UIF U.S.         Absolute           Emerging
                    Growth (a)(k)(m)(p)     High Yield     Cap Value (a)(n)(q)     Real Estate      Return (a)        Markets (a)
                    -------------------  ----------------  -------------------  ----------------  ----------------  ----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends           $               963  $          6,176  $             1,531  $          9,667  $              -  $              -
Mortality and
  expense risk
  charges from
  Lincoln Benefit
  Life Company:                  (2,063)                -              (13,284)                -                 -                 -
                    -------------------  ----------------  -------------------  ----------------  ----------------  ----------------

    Net investment
      income (loss)              (1,100)            6,176              (11,753)            9,667                 -                 -
                    -------------------  ----------------  -------------------  ----------------  ----------------  ----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
  Proceeds from
    sales                       276,209            11,842            1,134,258            33,279               138               765
  Cost of
    investments sold            277,176            11,523            1,125,261            29,725               138               741
                    -------------------  ----------------  -------------------  ----------------  ----------------  ----------------
    Realized gains
      (losses) on
      fund shares                  (967)              319                8,997             3,554                 -                24

Realized gain
  distributions                       -                 -                    -            11,254                 -                 -
                    -------------------  ----------------  -------------------  ----------------  ----------------  ----------------

    Net realized
      gains
      (losses)                     (967)              319                8,997            14,808                 -                24

Change in
  unrealized gains
  (losses)                       81,885             4,206              890,231           187,501                 8             3,534
                    -------------------  ----------------  -------------------  ----------------  ----------------  ----------------
    Net realized
      and
      unrealized
      gains
      (losses) on
      investments                80,918             4,525              899,228           202,309                 8             3,558
                    -------------------  ----------------  -------------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
  IN NET ASSETS
  FROM OPERATIONS   $            79,818  $         10,701  $           887,475  $        211,976  $              8  $          3,558
                    ===================  ================  ===================  ================  ================  ================

(a) For period beginning April 30, 2004 and ended December 31, 2004
(k) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(m) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
    Growth
(n) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(p) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
    Growth
(q) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------

                          Van Eck          Van Kampen        Van Kampen          Van Kampen          Van Kampen
                         Worldwide      Life Investment   Life Investment     Life Investment     Life Investment
                      Insurance Trust        Trust             Trust          Trust (Class II)    Trust (Class II)
                        Sub-Account       Sub-Account       Sub-Account         Sub-Account         Sub-Account
                      ----------------  ----------------  ----------------  --------------------  ----------------

                                                                                    LIT
                          Van Eck                                                Aggressive          LIT Growth
                         Worldwide            LIT            LIT Growth            Growth            and Income
                      Hard Assets (a)    Government (a)      and Income     (Class II) (a)(h)(o)     (Class II)
                      ----------------  ----------------  ----------------  --------------------  ----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends             $              -  $              -  $          2,520  $                  -  $         15,927
Mortality and expense
  risk charges from
  Lincoln Benefit
  Life Company:                      -                 -                 -                (2,576)           (8,372)
                      ----------------  ----------------  ----------------  --------------------  ----------------

    Net investment
      income (loss)                  -                 -             2,520                (2,576)            7,555
                      ----------------  ----------------  ----------------  --------------------  ----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
  Proceeds from sales            2,441             2,010            61,400               862,615           395,378
  Cost of investments
    sold                         2,325             1,965            56,431               878,238           357,668
                      ----------------  ----------------  ----------------  --------------------  ----------------

    Realized gains
      (losses) on
      fund shares                  116                45             4,969               (15,623)           37,710

Realized gain
  distributions                      -                 -                 -                     -                 -
                      ----------------  ----------------  ----------------  --------------------  ----------------

    Net realized
      gains (losses)               116                45             4,969               (15,623)           37,710

Change in unrealized
  gains (losses)                 5,375               844            82,820               135,035           385,963
                      ----------------  ----------------  ----------------  --------------------  ----------------

    Net realized and
      unrealized
      gains (losses)
      on investments             5,491               889            87,789               119,412           423,673
                      ----------------  ----------------  ----------------  --------------------  ----------------

INCREASE (DECREASE)
  IN NET ASSETS
  FROM OPERATIONS     $          5,491  $            889  $         90,309  $            116,836  $        431,228
                      ================  ================  ================  ====================  ================

(a) For period beginning April 30, 2004 and ended December 31, 2004
(h) On April 30, 2004, LSA Aggressive Growth merged into Van Kampen LIT Aggressive Growth (Class II)
(o) On April 30, 2004, LSA Emerging Growth Equity merged into Van Kampen LIT Aggressive Growth (Class II)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            AIM Variable                     AIM Variable                    AIM Variable
                                           Insurance Funds                  Insurance Funds                 Insurance Funds
                                             Sub-Account                      Sub-Account                     Sub-Account
                                   -------------------------------  -------------------------------  ------------------------------
                                                                                                                AIM V.I.
                                                                                AIM V.I.                          Dent
                                        AIM V.I. Basic Value             Capital Appreciation                 Demographics
                                   -------------------------------  -------------------------------  ------------------------------
                                    2004 (a)(j)        2003 (a)      2004 (a)(l)        2003 (a)          2004          2003 (u)
                                   --------------   --------------  --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)       $       (4,955)  $            -  $            -   $            -  $            -  $            -
Net realized gains (losses)                (4,480)               -              (3)               -              11             149
Change in unrealized gains
  (losses)                                434,254                -           2,327                -          11,747           1,770
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                         424,819                -           2,324                -          11,758           1,919
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                  805,496                -          40,782                -         160,925          46,779
Payments on termination                   (39,703)               -               -                -          (1,471)              -
Monthly deductions:
  Cost of insurance                      (253,868)               -          (4,523)               -         (27,959)         (5,411)
  Mortality and expense risk
    charge                                (13,416)               -             (40)               -            (631)            (51)
  Administrative expense charge           (21,013)               -            (805)               -          (4,884)           (789)
  Policy fee                              (28,362)               -            (634)               -          (4,471)           (731)
Loans - net                               (42,225)               -               -                -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net      3,951,344                -             983                -          (1,749)          2,196
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions              4,358,253                -          35,763                -         119,760          41,993
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       4,783,072                -          38,087                -         131,518          43,912

NET ASSETS AT BEGINNING OF PERIOD               -                -               -                -          43,912               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

NET ASSETS AT END OF PERIOD        $    4,783,072   $            -  $       38,087   $            -  $      175,430  $       43,912
                                   ==============   ==============  ==============   ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                   -                -               -                -           3,102               -
    Units issued                          475,427                -           3,535                -           8,697           3,993
    Units redeemed                        (36,495)               -             (44)               -            (352)           (891)
                                   --------------   --------------  --------------   --------------  --------------  --------------
  Units outstanding at end of
    period                                438,932                -           3,491                -          11,447           3,102
                                   ==============   ==============  ==============   ==============  ==============  ==============

(a) For period beginning April 30, 2004 and ended December 31, 2004
(j) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(l) On April 30, 2004, LSA Capital Appreciation merged into Capital Appreciation
(u) For the period beginning February 26, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                     AIM Variable                     The Alger
                                           Insurance Funds                  Insurance Funds                  American Fund
                                             Sub-Account                      Sub-Account                     Sub-Account
                                   -------------------------------  -------------------------------  ------------------------------
                                              AIM V.I.                          AIM V.I.
                                               Mid Cap                          Premier
                                             Core Equity                         Equity                     Alger Growth (b)
                                   -------------------------------  -------------------------------  ------------------------------
                                      2004 (a)         2003 (a)        2004 (a)         2003 (a)          2004            2003
                                   --------------   --------------  --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)       $          141   $            -  $          115   $            -  $            -  $            -
Net realized gains (losses)                 4,289                -              37                -        (138,825)       (237,934)
Change in unrealized gains
  (losses)                                  1,131                -           2,027                -         555,005       1,806,568
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           5,561                -           2,179                -         416,180       1,568,634
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                  109,724                -          26,287                -       1,963,063       1,917,487
Payments on termination                       (98)               -             (39)               -        (234,593)       (255,504)
Monthly deductions:
  Cost of insurance                        (8,941)               -          (1,651)               -        (612,498)       (467,462)
  Mortality and expense risk
    charge                                   (124)               -             (28)               -         (46,815)        (40,560)
  Administrative expense charge            (1,623)               -            (286)               -         (39,817)        (23,288)
  Policy fee                               (1,460)               -            (282)               -         (79,179)        (59,273)
Loans - net                                     -                -               -                -         (35,970)            365
Transfers among the sub-accounts
  and with the Fixed Account - net         10,279                -              17                -        (827,393)        807,157
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                107,757                -          24,018                -          86,798       1,878,922
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         113,318                -          26,197                -         502,978       3,447,556

NET ASSETS AT BEGINNING OF PERIOD               -                -               -                -       6,813,057       3,365,501
                                   --------------   --------------  --------------   --------------  --------------  --------------

NET ASSETS AT END OF PERIOD        $      113,318 $              -  $       26,197 $              -  $    7,316,035  $    6,813,057
                                   ==============   ==============  ==============   ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                   -                -               -                -         624,679         417,069
    Units issued                           10,981                -           2,844                -         118,964         264,505
    Units redeemed                           (621)               -            (416)               -        (107,795)        (56,895)
                                   --------------   --------------  --------------   --------------  --------------  --------------
  Units outstanding at end of
    period                                 10,360                -           2,428                -         635,848         624,679
                                   ==============   ==============  ==============   ==============  ==============  ==============

(a) For period beginning April 30, 2004 and ended December 31, 2004
(b) Previously known as Growth

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                              The Alger                       The Alger                        The Alger
                                            American Fund                   American Fund                    American Fund
                                             Sub-Account                     Sub-Account                      Sub-Account
                                   -------------------------------  -------------------------------  ------------------------------
                                           Alger Income                    Alger Leveraged                    Alger MidCap
                                           and Growth (c)                     AllCap (d)                       Growth (e)
                                   -------------------------------  -------------------------------  ------------------------------
                                        2004             2003            2004             2003            2004            2003
                                   --------------   --------------  --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)       $       26,930   $       12,419  $            -   $            -  $            -  $            -
Net realized gains (losses)               (42,987)         (61,457)        (60,112)        (320,771)         55,122        (300,117)
Change in unrealized gains
  (losses)                                411,866        1,107,392         634,178        1,708,693       1,605,492       3,416,569
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                         395,809        1,058,354         574,066        1,387,922       1,660,614       3,116,452
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                1,201,241        1,397,665       2,288,263        2,077,019       4,554,591       3,549,493
Payments on termination                  (207,763)        (294,967)       (294,738)        (343,658)       (455,435)       (513,224)
Monthly deductions:
  Cost of insurance                      (441,274)        (422,037)       (688,982)        (573,108)     (1,268,045)       (933,705)
  Mortality and expense risk
    charge                                (38,200)         (29,606)        (47,898)         (37,142)        (89,275)        (59,976)
  Administrative expense charge           (28,002)         (29,473)        (38,123)         (25,318)        (77,839)        (41,032)
  Policy fee                              (51,094)         (54,207)       (103,721)         (87,129)       (180,847)       (135,706)
Loans - net                               (50,161)          41,661         (79,265)          46,615        (101,290)         30,069
Transfers among the sub-accounts
  and with the Fixed Account - net       (163,694)        (125,803)       (132,993)          78,533        (387,730)        478,925
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                221,053          483,233         902,543        1,135,812       1,994,130       2,374,844
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         616,862        1,541,587       1,476,609        2,523,734       3,654,744       5,491,296

NET ASSETS AT BEGINNING OF PERIOD       4,831,378        3,289,791       6,171,221        3,647,487      11,195,194       5,703,898
                                   --------------   --------------  --------------   --------------  --------------  --------------

NET ASSETS AT END OF PERIOD        $    5,448,240   $    4,831,378  $    7,647,830   $    6,171,221  $   14,849,938  $   11,195,194
                                   ==============   ==============  ==============   ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             387,776          342,828         478,640          381,129         685,805         516,398
    Units issued                           45,179           82,956         101,029          152,931         181,186         274,706
    Units redeemed                        (27,476)         (38,008)        (31,392)         (55,420)        (62,260)       (105,299)
                                   --------------   --------------  --------------   --------------  --------------  --------------
  Units outstanding at end of
    period                                405,479          387,776         548,277          478,640         804,731         685,805
                                   ==============   ==============  ==============   ==============  ==============  ==============

(c) Previously known as Income and Growth
(d) Previously known as Leveraged AllCap
(e) Previously known as MidCap Growth

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                             Federated                        Federated
                                              The Alger                      Insurance                        Insurance
                                            American Fund                     Series                            Series
                                             Sub-Account                    Sub-Account                      Sub-Account
                                   -------------------------------  -------------------------------  ------------------------------
                                           Alger Small                    Federated Capital                Federated Fund for
                                         Capitalization (f)                 Income Fund II           U.S. Government Securities II
                                   -------------------------------  -------------------------------  ------------------------------
                                        2004            2003            2004            2003              2004            2003
                                   --------------   --------------  --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)       $            -   $            -  $      112,571   $      146,136  $      338,267  $      384,123
Net realized gains (losses)                (5,462)         (87,953)       (193,878)        (408,702)         76,325         145,360
Change in unrealized gains
  (losses)                                632,174        1,041,377         390,642          700,637        (127,085)       (320,169)
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                         626,712          953,424         309,335          438,071         287,507         209,314
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                1,109,635        1,097,872         499,627          565,200       1,883,776       2,594,986
Payments on termination                  (178,182)        (222,565)       (179,172)        (233,977)       (538,388)       (456,079)
Monthly deductions:
  Cost of insurance                      (389,571)        (318,710)       (274,801)        (273,100)       (818,874)       (955,553)
  Mortality and expense risk
    charge                                (28,089)         (19,457)        (10,062)          (6,930)        (38,436)        (41,165)
  Administrative expense charge           (20,374)         (18,679)         (6,694)          (6,609)        (43,173)        (53,907)
  Policy fee                              (48,326)         (46,148)        (22,626)         (23,015)        (71,928)        (86,847)
Loans - net                               (34,494)           1,793         (35,460)           1,339         (84,419)         20,931
Transfers among the sub-accounts
  and with the Fixed Account - net         23,575          201,341       1,204,483         (318,542)     (1,719,735)     (3,040,045)
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                434,174          675,447       1,175,295         (295,634)     (1,431,177)     (2,017,679)
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       1,060,886        1,628,871       1,484,630          142,437      (1,143,670)     (1,808,365)

NET ASSETS AT BEGINNING OF PERIOD       3,500,992        1,872,121       2,681,556        2,539,119       8,798,476      10,606,841
                                   --------------   --------------  --------------   --------------  --------------  --------------
NET ASSETS AT END OF PERIOD        $    4,561,878   $    3,500,992  $    4,166,186   $    2,681,556  $    7,654,806  $    8,798,476
                                   ==============   ==============  ==============   ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             398,606          303,398         254,909          280,615         595,366         725,341
    Units issued                          106,077          148,157         208,909           80,768         130,088         290,453
    Units redeemed                        (59,118)         (52,949)        (85,802)        (106,474)       (213,302)       (420,428)
                                   --------------   --------------  --------------   --------------  --------------  --------------
  Units outstanding at end of
    period                                445,565          398,606         378,016          254,909         512,152         595,366
                                   ==============   ==============  ==============   ==============  ==============  ==============

(f) Previously known as Small Capitalization

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                Fidelity                       Fidelity
                                              Federated                         Variable                       Variable
                                              Insurance                        Insurance                      Insurance
                                               Series                        Products Fund                   Products Fund
                                             Sub-Account                      Sub-Account                     Sub-Account
                                   -------------------------------  -------------------------------  ------------------------------
                                           Federated High
                                         Income Bond Fund II               VIP Asset Manager                 VIP Contrafund
                                   -------------------------------  -------------------------------  ------------------------------
                                        2004             2003            2004             2003            2004            2003
                                   --------------   --------------  --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)       $      573,097   $      410,700  $      175,097   $      198,458  $      (22,748) $        2,326
Net realized gains (losses)               116,099          (54,382)        (25,821)        (134,373)        323,936        (143,106)
Change in unrealized gains
  (losses)                                142,649          978,677         248,806        1,028,688       5,067,438       7,253,556
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                         831,845        1,334,995         398,082        1,092,773       5,368,626       7,112,776
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                1,297,418        1,302,726       1,085,328        1,138,954       7,400,708       7,182,836
Payments on termination                  (387,542)        (436,157)       (287,126)        (577,079)     (1,903,987)     (1,821,538)
Monthly deductions:
  Cost of insurance                      (684,409)        (602,362)       (565,144)        (551,656)     (3,162,543)     (2,728,535)
  Mortality and expense risk
    charge                                (29,249)         (22,848)        (22,196)         (12,352)       (120,261)        (81,572)
  Administrative expense charge           (24,791)         (26,102)        (23,769)         (19,046)       (143,749)        (87,527)
  Policy fee                              (55,765)         (50,811)        (56,426)         (57,097)       (366,877)       (303,609)
Loans - net                              (107,121)          12,441         (27,870)          35,774        (402,302)         73,963
Transfers among the sub-accounts
  and with the Fixed Account - net       (999,273)       3,600,363         327,931          533,504       2,496,291         491,737
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions               (990,732)       3,777,250         430,728          491,002       3,797,280       2,725,755
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        (158,887)       5,112,245         828,810        1,583,775       9,165,906       9,838,531

NET ASSETS AT BEGINNING OF PERIOD      10,115,349        5,003,104       7,786,415        6,202,640      33,657,560      23,819,029
                                   --------------   --------------  --------------   --------------  --------------  --------------

NET ASSETS AT END OF PERIOD        $    9,956,462   $   10,115,349  $    8,615,225   $    7,786,415  $   42,823,466  $   33,657,560
                                   ==============   ==============  ==============   ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             707,491          418,149         504,850          452,477       1,995,119       1,752,812
    Units issued                          300,121          601,529          79,632          134,191         391,140         394,264
    Units redeemed                       (355,932)        (312,187)        (48,990)         (81,818)       (131,117)       (151,957)
                                   --------------   --------------  --------------   --------------  --------------  --------------
  Units outstanding at end of
    period                                651,680          707,491         535,492          504,850       2,255,142       1,995,119
                                   ==============   ==============  ==============   ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                              Fidelity                          Fidelity                        Fidelity
                                              Variable                          Variable                        Variable
                                              Insurance                        Insurance                       Insurance
                                            Products Fund                    Products Fund                   Products Fund
                                             Sub-Account                      Sub-Account                     Sub-Account
                                   -------------------------------  -------------------------------  ------------------------------
                                          VIP Equity-Income                   VIP Growth                     VIP Index 500
                                   -------------------------------  -------------------------------  ------------------------------
                                        2004             2003            2004             2003            2004            2003
                                   --------------   --------------  --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)       $      343,763   $      330,716  $      (58,920)  $      (61,884) $      306,057  $      235,771
Net realized gains (losses)               319,992         (478,833)       (832,839)      (1,361,848)        145,557        (172,444)
Change in unrealized gains
  (losses)                              2,868,056        7,739,207       2,236,711        9,997,447       2,326,485       4,884,308
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                       3,531,811        7,591,090       1,344,952        8,573,715       2,778,099       4,947,635
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                5,493,676        5,192,930       8,404,421        7,280,544       7,460,852       7,117,441
Payments on termination                (2,807,805)      (2,185,246)     (2,222,772)      (2,106,066)     (1,004,545)     (1,415,327)
Monthly deductions:
  Cost of insurance                    (2,653,246)      (2,294,904)     (3,319,667)      (2,972,926)     (2,314,729)     (1,983,758)
  Mortality and expense risk
    charge                                (71,738)         (43,877)       (114,812)         (79,378)       (187,137)       (136,342)
  Administrative expense charge          (129,932)         (81,336)       (141,133)         (98,309)       (132,360)       (122,997)
  Policy fee                             (245,926)        (200,466)       (368,773)        (328,654)       (261,621)       (237,482)
Loans - net                              (248,292)          59,443        (303,874)         115,535        (136,567)          3,739
Transfers among the sub-accounts
  and with the Fixed Account - net        231,028          110,734      (2,968,771)       3,948,939         652,401         749,385
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions               (432,235)         557,278      (1,035,381)       5,759,685       4,076,294       3,974,659
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       3,099,576        8,148,368         309,571       14,333,400       6,854,393       8,922,294

NET ASSETS AT BEGINNING OF PERIOD      33,593,562       25,445,194      40,001,815       25,668,415      23,855,709      14,933,415
                                   --------------   --------------  --------------   --------------  --------------  --------------

NET ASSETS AT END OF PERIOD        $   36,693,138   $   33,593,562  $   40,311,386   $   40,001,815  $   30,710,102  $   23,855,709
                                   ==============   ==============  ==============   ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                           1,629,748        1,519,302       2,393,325        1,980,606       2,186,961       1,755,357
    Units issued                          300,701          296,807         465,611          627,551         840,231         761,154
    Units redeemed                       (265,514)        (186,361)       (346,656)        (214,832)       (480,683)       (329,550)
                                   --------------   --------------  --------------   --------------  --------------  --------------
  Units outstanding at end of
    period                              1,664,935        1,629,748       2,512,280        2,393,325       2,546,509       2,186,961
                                   ==============   ==============  ==============   ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                               Fidelity                         Fidelity                        Fidelity
                                               Variable                         Variable                        Variable
                                               Insurance                        Insurance                       Insurance
                                             Products Fund                    Products Fund                   Products Fund
                                              Sub-Account                      Sub-Account                     Sub-Account
                                   -------------------------------  -------------------------------  ------------------------------
                                            VIP Investment
                                              Grade Bond                    VIP Money Market                  VIP Overseas
                                   -------------------------------  -------------------------------  ------------------------------
                                        2004           2003 (u)          2004             2003            2004             2003
                                   --------------   --------------  --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)       $        5,371   $            -  $      235,101   $      215,856  $       49,598  $       20,005
Net realized gains (losses)                 3,623             (806)              -                -         222,566        (118,697)
Change in unrealized gains
  (losses)                                  5,558            1,575               -                -       1,034,466       2,379,338
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          14,552              769         235,101          215,856       1,306,630       2,280,646
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                  585,998          125,637       5,580,676        9,642,079       2,035,089       1,495,869
Payments on termination                    (3,098)             (48)     (1,540,202)      (2,454,197)       (502,548)       (477,603)
Monthly deductions:
  Cost of insurance                      (105,162)         (12,908)     (1,972,032)      (2,531,114)       (798,619)       (532,569)
  Mortality and expense risk
    charge                                 (1,769)            (150)       (136,156)        (144,868)        (31,949)        (17,760)
  Administrative expense charge           (16,847)          (1,988)       (155,141)        (141,964)        (42,572)        (19,785)
  Policy fee                              (22,426)          (2,594)       (120,947)        (149,821)        (78,553)        (56,760)
Loans - net                                  (451)               -        (488,668)         184,917         (91,944)          3,698
Transfers among the sub-accounts
  and with the Fixed Account - net         18,641           (1,227)     (5,806,852)     (19,957,515)      2,541,776         450,946
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                454,886          106,722      (4,639,322)     (15,552,483)      3,030,680         846,036
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         469,438          107,491      (4,404,221)     (15,336,627)      4,337,310       3,126,682

NET ASSETS AT BEGINNING OF PERIOD         107,491                -      22,825,642       38,162,269       8,214,008       5,087,326
                                   --------------   --------------  --------------   --------------  --------------  --------------

NET ASSETS AT END OF PERIOD        $      576,929   $      107,491  $   18,421,421   $   22,825,642  $   12,551,318  $    8,214,008
                                   ==============   ==============  ==============   ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                              10,356                -       1,763,579        2,880,398         645,130         552,378
    Units issued                           44,460           13,461       1,573,883        2,273,386         401,128         260,222
    Units redeemed                         (1,606)          (3,105)     (1,917,251)      (3,390,205)       (176,068)       (167,470)
                                   --------------   --------------  --------------   --------------  --------------  --------------
  Units outstanding at end of
    period                                 53,210           10,356       1,420,211        1,763,579         870,190         645,130
                                   ==============   ==============  ==============   ==============  ==============  ==============

(u) For the period beginning February 26, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Janus Aspen                       Janus Aspen                    Janus Aspen
                                         Series Sub-Account                Series Sub-Account              Series Sub-Account
                                   -------------------------------  -------------------------------  ------------------------------
                                              Balanced                    Capital Appreciation              Flexible Income
                                   -------------------------------  -------------------------------  ------------------------------
                                        2004             2003          2004 (a)         2003 (a)          2004            2003
                                   --------------   --------------  --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)       $      510,651   $      457,382  $           24   $            -  $      372,095  $      290,053
Net realized gains (losses)                40,330           (6,683)            456                -          72,129          47,182
Change in unrealized gains
  (losses)                              1,534,165        2,722,017          32,727                -        (201,985)         24,588
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                       2,085,146        3,172,716          33,207                -         242,239         361,823
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                5,145,448        5,983,647         146,021                -       1,403,937       1,788,264
Payments on termination                (1,456,618)      (1,446,917)           (765)               -        (190,553)       (274,625)
Monthly deductions:
  Cost of insurance                    (2,429,492)      (2,557,312)        (35,807)               -        (606,260)       (656,389)
  Mortality and expense risk
    charge                                (98,294)         (89,381)           (292)               -         (33,980)        (26,460)
  Administrative expense charge           (67,380)         (72,128)         (3,682)               -         (28,555)        (29,894)
  Policy fee                             (266,855)        (293,548)         (4,655)               -         (57,005)        (63,036)
Loans - net                              (214,541)         101,483          (2,488)               -         (26,255)         (3,823)
Transfers among the sub-accounts
  and with the Fixed Account - net     (1,351,691)      (1,425,148)        174,147                -        (566,805)         38,861
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions               (739,423)         200,696         272,479                -        (105,476)        772,898
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       1,345,723        3,373,412         305,686                -         136,763       1,134,721

NET ASSETS AT BEGINNING OF PERIOD      26,222,445       22,849,033               -                -       6,681,577       5,546,856
                                   --------------   --------------  --------------   --------------  --------------  --------------

NET ASSETS AT END OF PERIOD        $   27,568,168   $   26,222,445  $      305,686   $            -  $    6,818,340  $    6,681,577
                                   ==============   ==============  ==============   ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                           1,367,762        1,314,170               -                -         413,572         349,283
    Units issued                           95,672          181,122          36,200                -         103,526         191,711
    Units redeemed                       (114,613)        (127,530)         (9,555)               -         (97,374)       (127,422)
                                   --------------   --------------  --------------   --------------  --------------  --------------
  Units outstanding at end of
    period                              1,348,821        1,367,762          26,645                -         419,724         413,572
                                   ==============   ==============  ==============   ==============  ==============  ==============

(a) For period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                              Janus Aspen                       Janus Aspen                   Janus Aspen
                                          Series Sub-Account                 Series Sub-Account            Series Sub-Account
                                   -------------------------------  -------------------------------  ------------------------------
                                               Growth                        Mid Cap Growth                 Worldwide Growth
                                   -------------------------------  -------------------------------  ------------------------------
                                        2004             2003            2004             2003            2004            2003
                                   --------------   --------------  --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)       $      (80,866)  $      (96,930) $     (112,398)  $      (96,488) $      203,970  $      214,129
Net realized gains (losses)            (1,038,606)      (2,012,961)     (3,260,011)      (4,018,395)       (314,525)     (1,245,570)
Change in unrealized gains
  (losses)                              2,353,234       10,123,714       9,007,675       11,397,230       1,578,755       8,111,784
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                       1,233,762        8,013,823       5,635,266        7,282,347       1,468,200       7,080,343
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                5,700,959        6,737,157       5,496,032        6,915,596       6,078,893       7,400,269
Payments on termination                (2,539,002)      (2,061,124)     (1,858,630)      (1,475,542)     (1,873,053)     (2,054,552)
Monthly deductions:
  Cost of insurance                    (2,702,220)      (2,897,236)     (2,573,440)      (2,587,542)     (2,900,899)     (3,123,633)
  Mortality and expense risk
    charge                                (98,884)         (85,544)       (104,710)         (81,694)       (103,114)        (87,626)
  Administrative expense charge           (78,660)         (84,215)        (83,382)         (78,752)       (106,677)       (116,906)
  Policy fee                             (270,447)        (298,116)       (295,907)        (317,055)       (271,673)       (303,904)
Loans - net                              (202,572)         102,747        (282,918)         113,529        (461,418)        124,531
Transfers among the sub-accounts
  and with the Fixed Account - net     (2,026,192)      (2,169,695)        (72,020)      (1,559,373)     (3,481,958)     (3,104,802)
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions             (2,217,018)        (756,026)        225,025          929,167      (3,119,899)     (1,266,623)
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        (983,256)       7,257,797       5,860,291        8,211,514      (1,651,699)      5,813,720

NET ASSETS AT BEGINNING OF PERIOD      33,179,306       25,921,509      28,872,014       20,660,500      36,990,854      31,177,134
                                   --------------   --------------  --------------   --------------  --------------  --------------

NET ASSETS AT END OF PERIOD        $   32,196,050   $   33,179,306  $   34,732,305   $   28,872,014  $   35,339,155  $   36,990,854
                                   ==============   ==============  ==============   ==============  ==============  ==============
UNITS OUTSTANDING
  Units outstanding at beginning
    of period                           2,175,699        2,179,059       1,938,016        1,822,166       2,279,360       2,282,362
    Units issued                          214,497          350,948         353,942          412,800         122,314         350,774
    Units redeemed                       (309,089)        (354,308)       (292,193)        (296,950)       (237,903)       (353,776)
                                   --------------   --------------  --------------   --------------  --------------  --------------
  Units outstanding at end of
    period                              2,081,107        2,175,699       1,999,765        1,938,016       2,163,771       2,279,360
                                   ==============   ==============  ==============   ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                               Janus                             Janus                            Janus
                                            Aspen Series                     Aspen Series                     Aspen Series
                                          (Service Shares)                 (Service Shares)                 (Service Shares)
                                            Sub-Account                       Sub-Account                      Sub-Account
                                   -------------------------------  -------------------------------  ------------------------------
                                          Balanced (Service                  Foreign Stock                    Mid Cap Value
                                               Shares)                   (Service Shares) (g)               (Service Shares)
                                   -------------------------------  -------------------------------  ------------------------------
                                        2004           2003 (u)          2004             2003          2004 (a)        2003 (a)
                                   --------------   --------------  --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)       $       12,342   $        1,444  $       (7,468)  $          386  $          172  $            -
Net realized gains (losses)                 1,049             (340)        163,806           69,310             972               -
Change in unrealized gains
  (losses)                                 27,247            6,101         454,141          493,959           5,252               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          40,638            7,205         610,479          563,655           6,396               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                  656,407          188,672         664,095          243,711          94,034               -
Payments on termination                    (4,800)            (174)       (140,579)        (132,144)            (11)              -
Monthly deductions:
  Cost of insurance                      (125,491)         (24,713)       (231,291)        (140,175)        (13,351)              -
  Mortality and expense risk
    charge                                 (2,077)            (225)         (8,504)          (1,572)           (124)              -
  Administrative expense charge           (18,815)          (3,548)        (14,886)          (5,646)         (2,174)              -
  Policy fee                              (28,105)          (4,594)        (15,756)          (7,782)         (2,005)              -
Loans - net                                   (77)               -         (26,351)          (2,461)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net        (11,641)           2,510       1,671,092          (76,571)         17,040               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                465,401          157,928       1,897,820         (122,640)         93,409               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         506,039          165,133       2,508,299          441,015          99,805               -

NET ASSETS AT BEGINNING OF PERIOD         165,133                -       2,146,531        1,705,516               -               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

NET ASSETS AT END OF PERIOD        $      671,172   $      165,133  $    4,654,830   $    2,146,531  $       99,805  $            -
                                   ==============   ==============  ==============   ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                              14,153                -         207,657          218,829               -               -
    Units issued                           41,865           15,055         279,302          116,486          11,738               -
    Units redeemed                         (2,899)            (902)       (105,379)        (127,658)         (3,010)              -
                                   --------------   --------------  --------------   --------------  --------------  --------------
  Units outstanding at end of
    period                                 53,119           14,153         381,580          207,657           8,728               -
                                   ==============   ==============  ==============   ==============  ==============  ==============

(a) For period beginning April 30, 2004 and ended December 31, 2004
(g) Previously known as International Value (Service Shares)
(u) For the period beginning February 26, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                               Janus                             Janus
                                            Aspen Series                     Aspen Series                   Lazard Retirement
                                          (Service Shares)                 (Service Shares)                   Series, Inc.
                                            Sub-Account                       Sub-Account                     Sub- Account
                                   -------------------------------  -------------------------------  ------------------------------
                                                                              Worldwide
                                          Risk-Managed Core                      Growth                         Emerging
                                           (Service Shares)                (Service Shares)                     Markets
                                   -------------------------------  -------------------------------  ------------------------------
                                      2004 (a)         2003 (a)          2004           2003 (u)          2004          2003 (u)
                                   --------------   --------------  --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)       $           63   $            -  $        3,676   $          343  $          655  $            1
Net realized gains (losses)                   475                -             494              (83)            492              57
Change in unrealized gains
  (losses)                                   (237)               -          19,091           10,314          49,282           1,965
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                             301                -          23,261           10,574          50,429           2,023
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                    8,397                -         411,744          167,774         121,557          12,586
Payments on termination                         -                -          (2,385)             (45)         (1,795)              -
Monthly deductions:
  Cost of insurance                        (1,117)               -         (69,971)         (11,268)        (28,083)         (1,679)
  Mortality and expense risk
    charge                                     (7)               -          (1,281)            (104)           (613)            (15)
  Administrative expense charge              (241)               -         (11,234)          (1,713)         (5,430)           (255)
  Policy fee                                 (219)               -         (15,428)          (2,303)         (5,412)           (307)
Loans - net                                     -                -          (1,862)               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net            933                -         (34,745)            (301)        198,864          11,879
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                  7,746                -         274,838          152,040         279,088          22,209
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           8,047                -         298,099          162,614         329,517          24,232

NET ASSETS AT BEGINNING OF PERIOD               -                -         162,614                -          24,232               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

NET ASSETS AT END OF PERIOD        $        8,047 $              -  $      460,713   $      162,614  $      353,749  $       24,232
                                   ==============   ==============  ==============   ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                   -                -          12,087                -           1,497               -
    Units issued                              719                -          24,786           12,175          15,687           1,593
    Units redeemed                            (18)               -          (4,110)             (88)           (456)            (96)
                                   --------------   --------------  --------------   --------------  --------------  --------------
  Units outstanding at end of
    period                                    701                -          32,763           12,087          16,728           1,497
                                   ==============   ==============  ==============   ==============  ==============  ==============

(a) For period beginning April 30, 2004 and ended December 31, 2004
(u) For the period beginning February 26, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             LSA Variable                    LSA Variable                     LSA Variable
                                             Series Trust                    Series Trust                     Series Trust
                                             Sub-Account                      Sub-Account                     Sub-Account
                                   -------------------------------  -------------------------------  ------------------------------
                                        LSA Aggressive Growth                LSA Balanced                    LSA Basic Value
                                   -------------------------------  -------------------------------  ------------------------------
                                      2004 (h)           2003          2004 (i)           2003          2004 (j)          2003
                                   --------------   --------------  --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)       $         (639)  $       (1,058) $           23   $        8,657  $       (1,384) $       (2,578)
Net realized gains (losses)                52,119            3,927          85,005           (2,958)        545,658          (6,076)
Change in unrealized gains
  (losses)                                (40,127)          42,373         (76,456)          86,562        (501,554)        613,573
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          11,353           45,242           8,572           92,261          42,720         604,919
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                   54,244           56,513         134,391          210,236         345,686       1,249,313
Payments on termination                       (63)         (14,384)         (6,914)         (13,086)        (22,991)        (53,092)
Monthly deductions:
  Cost of insurance                       (15,333)         (17,563)        (37,704)         (51,166)        (86,862)       (160,589)
  Mortality and expense risk
    charge                                    (64)             (21)         (1,135)          (1,346)         (5,209)         (9,356)
  Administrative expense charge            (1,291)            (818)         (2,494)          (1,882)         (5,601)         (6,832)
  Policy fee                               (2,334)          (1,941)         (4,498)          (6,725)         (9,475)        (18,003)
Loans - net                                   117             (310)          1,545           (1,876)        (10,732)         (2,322)
Transfers among the sub-accounts
  and with the Fixed Account - net       (434,870)         311,952      (1,042,266)         507,129      (2,833,512)        337,103
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions               (399,594)         333,428        (959,075)         641,284      (2,628,696)      1,336,222
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        (388,241)         378,670        (950,503)         733,545      (2,585,976)      1,941,141

NET ASSETS AT BEGINNING OF PERIOD         388,241            9,571         950,503          216,958       2,585,976         644,835
                                   --------------   --------------  --------------   --------------  --------------  --------------

NET ASSETS AT END OF PERIOD        $            -   $      388,241  $            -   $      950,503  $            -  $    2,585,976
                                   ==============   ==============  ==============   ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                              37,819            1,305          86,686           25,158         234,982          78,470
    Units issued                            4,803           43,877          27,809           93,219          53,938         180,447
    Units redeemed                        (42,622)          (7,363)       (114,495)         (31,691)       (288,920)        (23,935)
                                   --------------   --------------  --------------   --------------  --------------  --------------
  Units outstanding at end of
    period                                      -           37,819               -           86,686               -         234,982
                                   ==============   ==============  ==============   ==============  ==============  ==============

(h) On April 30, 2004, LSA Aggressive Growth merged into Van Kampen LIT Aggressive Growth (Class II)
(i) On April 30, 2004, LSA Balanced merged into OpCap Balanced
(j) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            LSA Variable                     LSA Variable                     LSA Variable
                                            Series Trust                     Series Trust                     Series Trust
                                            Sub-Account                      Sub-Account                      Sub-Account
                                   -------------------------------  -------------------------------  ------------------------------
                                            LSA Blue Chip              LSA Capital Appreciation            LSA Capital Growth
                                   -------------------------------  -------------------------------  ------------------------------
                                      2004 (k)           2003          2004 (l)           2003          2004 (m)          2003
                                   --------------   --------------  --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)       $         (340)  $         (576) $         (519)  $       (1,029) $         (229) $         (209)
Net realized gains (losses)                15,711             (549)         30,720           10,331           7,743              18
Change in unrealized gains
  (losses)                                (19,993)          22,332         (24,653)          25,159         (10,191)         11,768
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          (4,622)          21,207           5,548           34,461          (2,677)         11,577
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                   66,305           69,789          46,141           31,643          44,519          22,066
Payments on termination                    (4,563)             (24)           (878)               -          (1,356)           (176)
Monthly deductions:
  Cost of insurance                       (14,131)         (14,861)        (10,158)         (16,071)         (6,689)         (6,194)
  Mortality and expense risk
    charge                                   (118)             (54)            (36)             (14)            (44)            (10)
  Administrative expense charge            (2,088)          (1,250)           (692)            (709)           (713)           (385)
  Policy fee                               (2,378)          (2,035)           (958)            (828)           (860)           (826)
Loans - net                                  (132)             784              78              885             (22)            420
Transfers among the sub-accounts
  and with the Fixed Account - net       (228,661)          58,053        (348,109)         251,228        (117,705)         23,771
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions               (185,766)         110,402        (314,612)         266,134         (82,870)         38,666
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        (190,388)         131,609        (309,064)         300,595         (85,547)         50,243

NET ASSETS AT BEGINNING OF PERIOD         190,388           58,779         309,064            8,469          85,547          35,304
                                   --------------   --------------  --------------   --------------  --------------  --------------

NET ASSETS AT END OF PERIOD        $            -   $      190,388  $            -   $      309,064  $            -  $       85,547
                                   ==============   ==============  ==============   ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                              18,056            7,336          28,908            1,033           8,275           4,300
    Units issued                            4,575           16,050           5,154           88,302          24,475           4,749
    Units redeemed                        (22,631)          (5,330)        (34,062)         (60,427)        (32,750)           (774)
                                   --------------   --------------  --------------   --------------  --------------  --------------
  Units outstanding at end of
    period                                      -           18,056               -           28,908               -           8,275
                                   ==============   ==============  ==============   ==============  ==============  ==============

(k) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(l) On April 30, 2004, LSA Capital Appreciation merged into Capital Appreciation
(m) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
    Growth

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            LSA Variable                     LSA Variable                    LSA Variable
                                            Series Trust                     Series Trust                    Series Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                   -------------------------------  -------------------------------  ------------------------------
                                       LSA Disciplined Equity           LSA Diversified Mid-Cap        LSA Emerging Growth Equity
                                   -------------------------------  -------------------------------  ------------------------------
                                      2004 (v)         2003 (v)        2004 (n)           2003          2004 (o)          2003
                                   --------------   --------------  --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)       $            -   $           89  $       (1,307)  $       (1,364) $         (942) $       (1,015)
Net realized gains (losses)                     -            1,686         160,577            5,336         158,026          59,048
Change in unrealized gains
  (losses)                                      -             (102)       (154,445)         187,134        (100,118)        103,769
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                               -            1,673           4,825          191,106          56,966         161,802
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                        -              440         144,296          311,669         173,999         121,493
Payments on termination                         -             (307)         (5,179)          (9,647)        (22,743)        (38,284)
Monthly deductions:
  Cost of insurance                             -             (523)        (36,784)         (61,512)        (26,314)        (29,058)
  Mortality and expense risk
    charge                                      -                -          (1,320)          (2,253)         (1,966)         (2,809)
  Administrative expense charge                 -                -          (2,537)          (2,014)         (2,112)         (2,701)
  Policy fee                                    -              (52)         (5,264)          (8,090)         (2,981)         (2,835)
Loans - net                                     -                -            (193)             233          (4,165)            (69)
Transfers among the sub-accounts
  and with the Fixed Account - net              -           (3,153)     (1,206,051)         401,667      (1,201,999)        809,698
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                      -           (3,595)     (1,113,032)         630,053      (1,088,281)        855,435
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS               -           (1,922)     (1,108,207)         821,159      (1,031,315)      1,017,237

NET ASSETS AT BEGINNING OF PERIOD               -            1,922       1,108,207          287,048       1,031,315          14,078
                                   --------------   --------------  --------------   --------------  --------------  --------------

NET ASSETS AT END OF PERIOD        $            -   $            -  $            -   $    1,108,207  $            -  $    1,031,315
                                   ==============   ==============  ==============   ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                   -              240         101,229           34,586         101,689           2,038
    Units issued                                -            8,187          27,627           85,244          46,710         278,182
    Units redeemed                              -           (8,427)       (128,856)         (18,601)       (148,399)       (178,531)
                                   --------------   --------------  --------------   --------------  --------------  --------------
  Units outstanding at end of
    period                                      -                -               -          101,229               -         101,689
                                   ==============   ==============  ==============   ==============  ==============  ==============

(n) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(o) On April 30, 2004, LSA Emerging Growth Equity merged into Van Kampen LIT Aggressive Growth (Class II)
(v) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            LSA Variable                     LSA Variable                    LSA Variable
                                            Series Trust                     Series Trust                    Series Trust
                                             Sub-Account                      Sub-Account                    Sub-Account
                                   -------------------------------  -------------------------------  ------------------------------
                                          LSA Equity Growth                LSA Mid Cap Value                LSA Value Equity
                                   -------------------------------  -------------------------------  ------------------------------
                                      2004 (p)         2003 (v)        2004 (q)           2003          2004 (r)          2003
                                   --------------   --------------  --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)       $         (303)  $         (580) $       (5,160)  $      (12,055) $        2,890  $        7,269
Net realized gains (losses)                17,473            2,139       1,000,856          227,374          31,429           3,209
Change in unrealized gains
  (losses)                                (18,113)          18,851        (986,720)         982,766         (90,454)        106,629
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                            (943)          20,410           8,976        1,198,085         (56,135)        117,107
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                   28,126           34,738         487,482          812,396         213,123         189,100
Payments on termination                    (1,407)         (19,960)        (87,110)        (206,640)        (28,937)         (2,679)
Monthly deductions:
  Cost of insurance                        (5,524)          (5,971)       (131,312)        (305,320)        (28,245)        (40,802)
  Mortality and expense risk
    charge                                    (50)             (31)         (5,152)          (8,710)         (2,287)         (2,030)
  Administrative expense charge              (689)            (450)         (7,735)         (10,992)         (1,419)         (1,607)
  Policy fee                                 (901)            (765)        (13,318)         (27,099)         (3,263)         (5,107)
Loans - net                                    39              504         (14,094)           2,946          (1,200)            647
Transfers among the sub-accounts
  and with the Fixed Account - net       (158,972)         103,203      (5,425,143)       1,178,645        (710,799)        161,846
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions               (139,378)         111,268      (5,196,382)       1,435,226        (563,027)        299,368
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        (140,321)         131,678      (5,187,406)       2,633,311        (619,162)        416,475

NET ASSETS AT BEGINNING OF PERIOD         140,321            8,643       5,187,406        2,554,095         619,162         202,687
                                   --------------   --------------  --------------   --------------  --------------  --------------

NET ASSETS AT END OF PERIOD        $            -   $      140,321  $            -   $    5,187,406  $            -  $      619,162
                                   ==============   ==============  ==============   ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                              14,191            1,115         415,618          287,358          58,416          24,850
    Units issued                            6,370           15,578         109,909          179,363         133,728          42,249
    Units redeemed                        (20,561)          (2,502)       (525,527)         (51,103)       (192,144)         (8,683)
                                   --------------   --------------  --------------   --------------  --------------  --------------
  Units outstanding at end of
    period                                      -           14,191               -          415,618               -          58,416
                                   ==============   ==============  ==============   ==============  ==============  ==============

(p) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
    Growth
(q) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(r) On April 30, 2004, LSA Value Equity merged into Investors
(v) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            MFS Variable                     MFS Variable                     MFS Variable
                                              Insurance                        Insurance                        Insurance
                                                Trust                            Trust                            Trust
                                             Sub-Account                      Sub-Account                      Sub-Account
                                   -------------------------------  -------------------------------  ------------------------------
                                                                                                          MFS Investors Growth
                                     MFS Emerging Growth Series          MFS High Income Series               Stock Series
                                   -------------------------------  -------------------------------  ------------------------------
                                        2004             2003          2004 (a)         2003 (a)        2004 (a)        2003 (a)
                                   --------------   --------------  --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)       $            -   $            -  $            -   $            -  $            -  $            -
Net realized gains (losses)               (69,146)        (136,313)              9                -              35               -
Change in unrealized gains
  (losses)                                734,107        1,181,702             673                -           1,519               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                         664,961        1,045,389             682                -           1,554               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                1,352,816        1,753,941          29,519                -          36,593               -
Payments on termination                  (200,992)        (253,475)              -                -             (33)              -
Monthly deductions:
  Cost of insurance                      (471,247)        (442,289)         (4,169)               -          (3,466)              -
  Mortality and expense risk
    charge                                (37,976)         (29,196)            (30)               -             (26)              -
  Administrative expense charge           (25,782)         (28,897)           (747)               -            (706)              -
  Policy fee                              (58,161)         (62,305)           (749)               -            (794)              -
Loans - net                               (39,205)          (6,688)              -                -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net       (116,451)         (73,658)            248                -             630               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                403,002          857,433          24,072                -          32,198               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       1,067,963        1,902,822          24,754                -          33,752               -

NET ASSETS AT BEGINNING OF PERIOD       4,883,366        2,980,544               -                -               -               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

NET ASSETS AT END OF PERIOD        $    5,951,329   $    4,883,366  $       24,754   $            -  $       33,752  $            -
                                   ==============   ==============  ==============   ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             507,599          403,451               -                -               -               -
    Units issued                           67,830          139,571           2,328                -           3,145               -
    Units redeemed                        (27,787)         (35,423)            (46)               -             (75)              -
                                   --------------   --------------  --------------   --------------  --------------  --------------
  Units outstanding at end of
    period                                547,642          507,599           2,282                -           3,070               -
                                   ==============   ==============  ==============   ==============  ==============  ==============

(a) For period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             MFS Variable                     MFS Variable                    MFS Variable
                                               Insurance                        Insurance                       Insurance
                                                 Trust                            Trust                           Trust
                                              Sub-Account                      Sub-Account                     Sub-Account
                                   -------------------------------  -------------------------------  ------------------------------
                                      MFS Investors Trust Series        MFS New Discovery Series           MFS Research Series
                                   -------------------------------  -------------------------------  ------------------------------
                                        2004             2003            2004             2003            2004            2003
                                   --------------   --------------  --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)       $       19,593   $       22,811  $            -   $            -  $       21,602  $       10,521
Net realized gains (losses)               (19,282)        (195,625)          6,638          (18,416)        (33,858)        (38,629)
Change in unrealized gains
  (losses)                                357,957          810,590         350,297        1,018,248         363,611         395,805
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                         358,268          637,776         356,935          999,832         351,355         367,697
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                  685,734        1,533,472       1,633,394        1,426,127         456,835         504,668
Payments on termination                  (138,776)        (133,656)       (190,759)        (156,883)        (77,337)        (53,833)
Monthly deductions:
  Cost of insurance                      (272,024)        (274,908)       (456,415)        (382,483)       (143,596)       (136,781)
  Mortality and expense risk
    charge                                (40,580)         (21,594)        (38,416)         (25,127)        (15,766)        (11,951)
  Administrative expense charge           (16,354)         (18,119)        (30,553)         (25,245)         (8,079)         (8,534)
  Policy fee                              (29,163)         (29,323)        (66,746)         (56,547)        (18,116)        (18,870)
Loans - net                               (11,107)            (134)        (58,743)           4,057          (5,019)         (1,048)
Transfers among the sub-accounts
  and with the Fixed Account - net        120,236       (1,353,478)        (57,729)         240,701         696,936         (92,887)
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                297,966         (297,740)        734,033        1,024,600         885,858         180,764
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         656,234          340,036       1,090,968        2,024,432       1,237,213         548,461

NET ASSETS AT BEGINNING OF PERIOD       2,943,981        2,603,945       4,569,016        2,544,584       1,948,548       1,400,087
                                   --------------   --------------  --------------   --------------  --------------  --------------

NET ASSETS AT END OF PERIOD        $    3,600,215   $    2,943,981  $    5,659,984   $    4,569,016  $    3,185,761  $    1,948,548
                                   ==============   ==============  ==============   ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             302,796          327,132         271,449          202,145         200,205         179,389
    Units issued                          173,864          152,036          69,392           85,711         102,514          37,157
    Units redeemed                       (144,125)        (176,372)        (25,154)         (16,407)        (20,178)        (16,341)
                                   --------------   --------------  --------------   --------------  --------------  --------------
  Units outstanding at end of
    period                                332,535          302,796         315,687          271,449         282,541         200,205
                                   ==============   ==============  ==============   ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            MFS Variable                     MFS Variable                     MFS Variable
                                              Insurance                        Insurance                       Insurance
                                                Trust                            Trust                           Trust
                                             Sub-Account                      Sub-Account                     Sub-Account
                                   -------------------------------  -------------------------------  ------------------------------
                                       MFS Total Return Series           MFS Utilities Series               MFS Value Series
                                   -------------------------------  -------------------------------  ------------------------------
                                        2004             2003            2004           2003 (u)        2004 (a)        2003 (a)
                                   --------------   --------------  --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)       $      163,855   $      139,025  $        1,598   $            -  $            -  $            -
Net realized gains (losses)                42,230           18,596           1,838              (76)             14               -
Change in unrealized gains
  (losses)                              1,117,741        1,120,744          37,570            3,140           3,278               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                       1,323,826        1,278,365          41,006            3,064           3,292               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                3,510,105        1,945,173         167,230           46,315          47,629               -
Payments on termination                  (313,738)        (282,822)         (2,982)               -             (41)              -
Monthly deductions:
  Cost of insurance                      (641,793)        (580,991)        (29,855)          (4,151)         (5,415)              -
  Mortality and expense risk
    charge                                (80,471)         (59,835)           (722)             (45)            (67)              -
  Administrative expense charge           (34,890)         (33,290)         (5,105)            (684)         (1,265)              -
  Policy fee                              (70,235)         (70,338)         (5,670)            (607)           (796)              -
Loans - net                               (48,431)             637          (4,878)               -               -               -
Transfers among the sub-accounts                                                                  -
  and with the Fixed Account - net        508,287           65,873          10,577             (342)         25,146               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions              2,828,834          984,407         128,595           40,486          65,191               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       4,152,660        2,262,772         169,601           43,550          68,483               -

NET ASSETS AT BEGINNING OF PERIOD       9,368,261        7,105,489          43,550                -               -               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

NET ASSETS AT END OF PERIOD        $   13,520,921   $    9,368,261  $      213,151   $       43,550  $       68,483  $            -
                                   ==============   ==============  ==============   ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             664,617          586,362           3,120                -               -               -
    Units issued                          235,539          117,102           9,427            3,218           6,114               -
    Units redeemed                        (38,523)         (38,847)           (821)             (98)            (67)              -
                                   --------------   --------------  --------------   --------------  --------------  --------------
  Units outstanding at end of
    period                                861,633          664,617          11,726            3,120           6,047               -
                                   ==============   ==============  ==============   ==============  ==============  ==============

(a) For period beginning April 30, 2004 and ended December 31, 2004
(u) For the period beginning February 26, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             MFS Variable                     Oppenheimer                      Oppenheimer
                                            Insurance Trust                    Variable                         Variable
                                            (Service Class)                  Account Funds                    Account Funds
                                              Sub-Account                     Sub-Account                      Sub-Account
                                   -------------------------------  -------------------------------  ------------------------------
                                                                                                               Oppenheimer
                                                                                                               Main Street
                                           MFS New Discovery                  Oppenheimer                       Small Cap
                                        Series (Service Class)             Global Securities                     Growth
                                   -------------------------------  -------------------------------  ------------------------------
                                        2004             2003          2004 (a)         2003 (a)          2004          2003 (u)
                                   --------------   --------------  --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)       $       (5,228)  $       (2,484) $            -   $            -  $            -  $            -
Net realized gains (losses)                70,843            6,588             511                -          (4,467)            163
Change in unrealized gains
  (losses)                                 31,907           57,009          29,465                -          96,739           8,520
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          97,522           61,113          29,976                -          92,272           8,683
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                   70,437           28,155         192,954                -         746,673         116,683
Payments on termination                   (34,440)          (8,566)            (29)               -          (3,477)            (13)
Monthly deductions:
  Cost of insurance                       (40,500)         (16,543)        (17,410)               -        (120,854)        (12,684)
  Mortality and expense risk
    charge                                      -                -            (346)               -          (2,566)           (138)
  Administrative expense charge            (1,264)            (586)         (3,556)               -         (23,219)         (1,940)
  Policy fee                               (3,445)          (1,777)         (3,021)               -         (24,077)         (2,614)
Loans - net                                (6,149)            (432)         (1,193)               -          (1,884)              -
Transfers among the sub-accounts
  and with the Fixed Account - net        333,317        1,102,087          69,806                -          68,278           8,861
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                317,956        1,102,338         237,205                -         638,874         108,155
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         415,478        1,163,451         267,181                -         731,146         116,838

NET ASSETS AT BEGINNING OF PERIOD       1,259,037           95,586               -                -         116,838               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

NET ASSETS AT END OF PERIOD        $    1,674,515   $    1,259,037  $      267,181   $            -  $      847,984  $      116,838
                                   ==============   ==============  ==============   ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             126,559           12,731               -                -           7,624               -
    Units issued                          131,918          134,299          23,434                -          49,822           8,076
    Units redeemed                        (98,878)         (20,471)           (669)               -         (11,110)           (452)
                                   --------------   --------------  --------------   --------------  --------------  --------------
  Units outstanding at end of
    period                                159,599          126,559          22,765                -          46,336           7,624
                                   ==============   ==============  ==============   ==============  ==============  ==============

(a) For period beginning April 30, 2004 and ended December 31, 2004
(u) For the period beginning February 26, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         Oppenheimer Variable
                                             Account Funds                  Panorama Series                     Panorama
                                        (Service Class ("SC"))                Fund, Inc.               Series Fund, Inc. (Service
                                              Sub-Account                     Sub-Account              Class ("SC")) Sub-Account
                                   -------------------------------  -------------------------------  ------------------------------
                                                                              Oppenheimer                     Oppenheimer
                                       Oppenheimer Main Street               International                   International
                                        Small Cap Growth (SC)                   Growth                        Growth (SC)
                                   -------------------------------  -------------------------------  ------------------------------
                                        2004             2003            2004           2003 (u)          2004            2003
                                   --------------   --------------  --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)       $      (22,277)  $       (5,658) $          994   $            -  $       14,338  $       (1,272)
Net realized gains (losses)               165,355           38,038           1,167             (838)        (23,168)         83,598
Change in unrealized gains
  (losses)                                548,406          605,700          32,575            4,054         137,075         114,696
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                         691,484          638,080          34,736            3,216         128,245         197,022
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                  748,434          338,615         235,517           42,315          95,180          27,496
Payments on termination                  (257,686)         (38,813)         (1,562)               -         (41,234)        (23,860)
Monthly deductions:
  Cost of insurance                      (286,520)        (101,304)        (33,072)          (3,514)        (55,966)        (17,911)
  Mortality and expense risk
    charge                                (13,604)          (5,904)           (797)             (33)              -               -
  Administrative expense charge           (10,441)          (2,995)         (5,879)            (498)         (2,351)           (695)
  Policy fee                              (21,374)         (10,091)         (7,829)            (671)         (3,635)         (1,105)
Loans - net                               (11,544)             354               -                -         (25,149)          3,580
Transfers among the sub-accounts
  and with the Fixed Account - net      2,620,269        1,096,856         (15,718)             461       1,163,430         397,050
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions              2,767,534        1,276,718         170,660           38,060       1,130,275         384,555
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       3,459,018        1,914,798         205,396           41,276       1,258,520         581,577

NET ASSETS AT BEGINNING OF PERIOD       2,605,312          690,514          41,276                -         652,283          70,706
                                   --------------   --------------  --------------   --------------  --------------  --------------

NET ASSETS AT END OF PERIOD        $    6,064,330   $    2,605,312  $      246,672   $       41,276  $    1,910,803  $      652,283
                                   ==============   ==============  ==============   ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             229,622           87,493           2,388                -          63,823           9,998
    Units issued                          471,382          174,767          10,812            2,486         237,546         146,687
    Units redeemed                       (249,710)         (32,638)         (1,092)             (98)       (140,646)        (92,862)
                                   --------------   --------------  --------------   --------------  --------------  --------------
  Units outstanding at end of
    period                                451,294          229,622          12,108            2,388         160,723          63,823
                                   ==============   ==============  ==============   ==============  ==============  ==============

(u) For the period beginning February 26, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                           PIMCO Advisors                   PIMCO Advisors                   PIMCO Advisors
                                              Variable                         Variable                         Variable
                                           Insurance Trust                  Insurance Trust                  Insurance Trust
                                             Sub-Account                      Sub-Account                      Sub-Account
                                   -------------------------------  -------------------------------  ------------------------------
                                         NFJ Small Cap Value                 OpCap Balanced                  OpCap Small Cap
                                   -------------------------------  -------------------------------  ------------------------------
                                      2004 (a)         2003 (a)       2004 (a)(i)       2003 (a)          2004            2003
                                   --------------   --------------  --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)       $        4,180   $            -  $       (3,325)  $            -  $      (11,294) $      (12,322)
Net realized gains (losses)                   633                -          18,338                -         446,890          34,498
Change in unrealized gains
  (losses)                                 10,259                -         116,516                -         190,782         815,821
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          15,072                -         131,529                -         626,378         837,997
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                  144,882                -         352,880                -         978,717         553,488
Payments on termination                         -                -         (62,685)               -        (116,509)       (139,255)
Monthly deductions:
  Cost of insurance                       (13,298)               -        (104,160)               -        (301,575)       (187,522)
  Mortality and expense risk
    charge                                   (240)               -          (3,779)               -         (11,883)         (2,855)
  Administrative expense charge            (3,201)               -          (7,919)               -         (21,516)         (6,916)
  Policy fee                               (1,718)               -         (13,185)               -         (38,794)        (14,264)
Loans - net                                     -                -         (28,077)               -         (32,630)          1,100
Transfers among the sub-accounts
  and with the Fixed Account - net         88,005                -       1,202,764                -        (424,975)        909,487
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                214,430                -       1,335,839                -          30,835       1,113,263
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         229,502                -       1,467,368                -         657,213       1,951,260

NET ASSETS AT BEGINNING OF PERIOD               -                -               -                -       3,656,513       1,705,253
                                   --------------   --------------  --------------   --------------  --------------  --------------

NET ASSETS AT END OF PERIOD        $      229,502   $            -  $    1,467,368   $            -  $    4,313,726  $    3,656,513
                                   ==============   ==============  ==============   ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                   -                -               -                -         355,998         235,878
    Units issued                           21,362                -         178,230                -         177,380         158,500
    Units redeemed                         (2,475)               -         (43,394)               -        (177,049)        (38,380)
                                   --------------   --------------  --------------   --------------  --------------  --------------
  Units outstanding at end of
     period                                18,887                -         134,836                -         356,329         355,998
                                   ==============   ==============  ==============   ==============  ==============  ==============

(a) For period beginning April 30, 2004 and ended December 31, 2004
(i) On April 30, 2004, LSA Balanced merged into OpCap Balanced

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                           PIMCO Advisors                   PIMCO Advisors                   PIMCO Variable
                                              Variable                         Variable                         Insurance
                                           Insurance Trust                  Insurance Trust                       Trust
                                             Sub-Account                      Sub-Account                      Sub-Account
                                   -------------------------------  -------------------------------  ------------------------------
                                           PEA Renaissance             PEA Science and Technology             Foreign Bond
                                   -------------------------------  -------------------------------  ------------------------------
                                      2004 (a)         2003 (a)          2004             2003            2004            2003
                                   --------------   --------------  --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)       $        2,127   $            -  $            -   $            -  $       32,445  $       38,856
Net realized gains (losses)                    89                -         213,005           48,008          61,099           8,724
Change in unrealized gains
  (losses)                                  2,288                -        (198,496)         373,476           8,869         (28,729)
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           4,504                -          14,509          421,484         102,413          18,851
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                   41,518                -         553,971          352,932         374,355         330,646
Payments on termination                         -                -         (58,481)         (76,030)        (68,910)        (99,909)
Monthly deductions:
  Cost of insurance                        (4,738)               -        (132,532)         (66,873)       (142,446)       (138,023)
  Mortality and expense risk
    charge                                    (89)               -          (7,838)          (7,183)         (6,435)         (3,538)
  Administrative expense charge            (1,179)               -         (12,443)          (4,993)        (10,426)         (6,047)
  Policy fee                                 (943)               -         (20,190)          (8,364)        (12,909)         (8,726)
Loans - net                                     -                -          (3,200)            (547)        (39,558)         (2,549)
Transfers among the sub-accounts
  and with the Fixed Account - net         18,084                -      (1,040,221)         897,119         461,641         672,448
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                 52,653                -        (720,934)       1,086,061         555,312         744,302
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          57,157                -        (706,425)       1,507,545         657,725         763,153

NET ASSETS AT BEGINNING OF PERIOD               -                -       1,800,794          293,249       2,086,961       1,323,808
                                   --------------   --------------  --------------   --------------  --------------  --------------

NET ASSETS AT END OF PERIOD        $       57,157   $            -  $    1,094,369   $    1,800,794  $    2,744,686  $    2,086,961
                                   ==============   ==============  ==============   ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                   -                -         202,136           53,763         193,094         124,729
    Units issued                            5,148                -         101,805          225,752         200,089         161,411
    Units redeemed                           (202)               -        (174,493)         (77,379)       (152,138)        (93,046)
                                   --------------   --------------  --------------   --------------  --------------  --------------
  Units outstanding at end of
    period                                  4,946                -         129,448          202,136         241,045         193,094
                                   ==============   ==============  ==============   ==============  ==============  ==============

(a) For period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            PIMCO Variable                   PIMCO Variable                  PIMCO Variable
                                               Insurance                        Insurance                       Insurance
                                                 Trust                            Trust                           Trust
                                              Sub-Account                      Sub-Account                     Sub-Account
                                   -------------------------------  -------------------------------  ------------------------------
                                             Money Market                  PIMCO Real Return             PIMCO Total Return (s)
                                   -------------------------------  -------------------------------  ------------------------------
                                        2004           2003 (u)        2004 (a)         2003 (a)          2004            2003
                                   --------------   --------------  --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)       $        7,253   $          996  $          212   $            -  $      108,520  $      166,466
Net realized gains (losses)                     -                -           1,837                -         143,370          93,136
Change in unrealized gains
  (losses)                                      -                -            (332)               -          44,354         (20,324)
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           7,253              996           1,717                -         296,244         239,278
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                1,027,388          781,175          51,638                -       1,969,256       1,639,229
Payments on termination                    (1,222)          (4,015)              -                -        (167,533)       (317,417)
Monthly deductions:
  Cost of insurance                      (153,446)         (37,151)         (6,489)               -        (610,024)       (460,894)
  Mortality and expense risk
    charge                                 (4,401)          (1,056)            (84)               -         (30,435)        (24,954)
  Administrative expense charge           (33,332)          (7,881)         (1,026)               -         (46,407)        (20,248)
  Policy fee                              (21,286)          (4,479)           (912)               -         (65,101)        (37,170)
Loans - net                                (1,707)               -               -                -         (85,950)             67
Transfers among the sub-accounts
  and with the Fixed Account - net       (477,728)        (413,502)         19,525                -       2,546,505       1,593,782
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                334,266          313,091          62,652                -       3,510,311       2,372,395
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         341,519          314,087          64,369                -       3,806,555       2,611,673

NET ASSETS AT BEGINNING OF PERIOD         314,087                -               -                -       5,249,414       2,637,741
                                   --------------   --------------  --------------   --------------  --------------  --------------

NET ASSETS AT END OF PERIOD        $      655,606   $      314,087  $       64,369   $            -  $    9,055,969  $    5,249,414
                                   ==============   ==============  ==============   ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                              31,231                -               -                -         471,617         248,423
    Units issued                          152,452           82,042           5,957                -         448,619       1,963,147
    Units redeemed                       (119,068)         (50,811)            (19)               -        (142,270)     (1,739,953)
                                   --------------   --------------  --------------   --------------  --------------  --------------
  Units outstanding at end of
    period                                 64,615           31,231           5,938                -         777,966         471,617
                                   ==============   ==============  ==============   ==============  ==============  ==============

(a) For period beginning April 30, 2004 and ended December 31, 2004
(s) Previously known as Total Return
(u) For the period beginning February 26, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                 Putnam                          Putnam
                                                Putnam                       Variable Trust                  Variable Trust
                                            Variable Trust                     (Class IA)                      (Class IA)
                                              Sub-Account                      Sub-Account                     Sub-Account
                                   -------------------------------  -------------------------------  ------------------------------
                                                                                                             VT International
                                          VT International                   VT High Yield                  Growth and Income
                                        Growth and Income (t)                 (Class IA)                       (Class IA)
                                   -------------------------------  -------------------------------  ------------------------------
                                        2004             2003            2004           2003 (u)          2004          2003 (u)
                                   --------------   --------------  --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)       $        9,419   $        3,368  $        9,689   $            -  $        1,016  $            -
Net realized gains (losses)               130,406           32,419           3,184             (733)            839            (100)
Change in unrealized gains
  (losses)                                116,365          212,755           7,942            4,714          24,870           5,380
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                         256,190          248,542          20,815            3,981          26,725           5,280
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                  134,838          124,867         247,234           79,947         129,673          41,685
Payments on termination                   (37,108)         (65,801)         (1,708)             (15)         (2,221)         (2,587)
Monthly deductions:
  Cost of insurance                       (62,639)         (38,084)        (56,922)         (10,172)        (18,532)         (3,191)
  Mortality and expense risk
    charge                                 (4,869)          (2,270)         (1,016)            (131)           (612)            (56)
  Administrative expense charge            (3,569)          (1,957)         (9,342)          (1,457)         (3,292)           (484)
  Policy fee                               (5,462)          (3,389)        (10,700)          (1,548)         (3,468)           (512)
Loans - net                               (37,394)           2,211            (638)               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net        323,480          595,892         (65,980)          58,964          22,828           2,866
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                307,277          611,469         100,928          125,588         124,376          37,721
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         563,467          860,011         121,743          129,569         151,101          43,001

NET ASSETS AT BEGINNING OF PERIOD       1,164,393          304,382         129,569                -          43,001               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

NET ASSETS AT END OF PERIOD        $    1,727,860   $    1,164,393  $      251,312   $      129,569  $      194,102  $       43,001
                                   ==============   ==============  ==============   ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             102,911           36,904          10,488                -           2,867               -
    Units issued                           97,846          112,392          14,151           12,488           8,466           3,156
    Units redeemed                        (74,093)         (46,385)         (6,310)          (2,000)           (667)           (289)
                                   --------------   --------------  --------------   --------------  --------------  --------------
  Units outstanding at end of
    period                                126,664          102,911          18,329           10,488          10,666           2,867
                                   ==============   ==============  ==============   ==============  ==============  ==============

(t) Previously known as VT International Growth and Income (Class IB)
(u) For the period beginning February 26, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                           Salomon Brothers                 Salomon Brothers
                                                 Rydex                      Variable Series                  Variable Series
                                            Variable Trust                    Funds, Inc.                      Funds, Inc.
                                              Sub-Account                     Sub-Account                      Sub-Account
                                   -------------------------------  -------------------------------  ------------------------------
                                             Rydex Sector
                                               Rotation                      All Cap Fund                    High Yield Bond
                                   -------------------------------  -------------------------------  ------------------------------
                                        2004           2003 (u)          2004           2003 (u)        2004 (a)         2003 (a)
                                   --------------   --------------  --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)       $            -   $            -  $        1,968   $          228  $        8,090  $            -
Net realized gains (losses)                    70              211           1,113             (140)              8               -
Change in unrealized gains
  (losses)                                 12,080            1,680          21,794            9,405          (2,258)              -
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          12,150            1,891          24,875            9,493           5,840               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                   81,365           57,155         360,226           99,261         119,350               -
Payments on termination                    (1,573)               -          (1,777)               -               -               -
Monthly deductions:
  Cost of insurance                       (12,577)          (1,838)        (55,879)          (5,889)        (10,432)              -
  Mortality and expense risk
    charge                                   (236)             (26)         (1,290)            (121)           (182)              -
  Administrative expense charge            (2,573)            (317)         (9,343)            (986)         (1,689)              -
  Policy fee                               (1,917)            (182)        (11,302)          (1,064)         (1,376)              -
Loans - net                                     -                -          (8,589)               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net         (2,461)           1,712         (27,209)          18,744          25,940               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                 60,028           56,504         244,837          109,945         131,611               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          72,178           58,395         269,712          119,438         137,451               -

NET ASSETS AT BEGINNING OF PERIOD          58,395                -         119,438                -               -               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

NET ASSETS AT END OF PERIOD        $      130,573   $       58,395  $      389,150   $      119,438  $      137,451  $            -
                                   ==============   ==============  ==============   ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               4,269                -           8,034                -               -               -
    Units issued                            4,950            5,130          19,485            8,153          12,466               -
    Units redeemed                           (596)            (861)         (3,352)            (119)            (28)              -
                                   --------------   --------------  --------------   --------------  --------------  --------------
  Units outstanding at end of
    period                                  8,623            4,269          24,167            8,034          12,438               -
                                   ==============   ==============  ==============   ==============  ==============  ==============

(a) For period beginning April 30, 2004 and ended December 31, 2004
(u) For the period beginning February 26, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                           Salomon Brothers                      Scudder                         Scudder
                                            Variable Series                Variable Insurance              Variable Insurance
                                              Funds, Inc.                    Trust (Class A)                 Trust (Class A)
                                              Sub-Account                      Sub-Account                     Sub-Account
                                   -------------------------------  -------------------------------  ------------------------------
                                                                                  EAFE                          Equity 500
                                                                               Equity Index                       Index
                                               Investors                        (Class A)                       (Class A)
                                   -------------------------------  -------------------------------  ------------------------------
                                     2004 (a)(r)       2003 (a)          2004           2003 (u)          2004          2003 (u)
                                   --------------   --------------  --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)       $       15,901   $            -  $        2,136   $            1  $        9,757  $           72
Net realized gains (losses)                56,323                -             237             (154)          2,055            (915)
Change in unrealized gains
  (losses)                                 99,704                -          17,225            5,330          90,875          18,463
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                         171,928                -          19,598            5,177         102,687          17,620
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                  244,872                -          79,747           56,206       1,402,434         285,386
Payments on termination                   (15,846)               -            (557)             (49)        (39,795)           (139)
Monthly deductions:
  Cost of insurance                       (73,987)               -         (15,342)          (2,338)       (312,696)        (23,139)
  Mortality and expense risk
    charge                                 (6,363)               -            (240)             (17)         (4,826)           (219)
  Administrative expense charge            (4,793)               -          (2,859)            (398)        (44,564)         (3,741)
  Policy fee                               (9,163)               -          (2,507)            (379)        (41,289)         (4,108)
Loans - net                                (1,128)               -            (170)               -            (810)              -
Transfers among the sub-accounts
  and with the Fixed Account - net        964,251                -            (763)             147         (17,257)            374
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions              1,097,843                -          57,309           53,172         941,197         254,414
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       1,269,771                -          76,907           58,349       1,043,884         272,034

NET ASSETS AT BEGINNING OF PERIOD               -                -          58,349                -         272,034               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

NET ASSETS AT END OF PERIOD        $    1,269,771   $            -  $      135,256   $       58,349  $    1,315,918  $      272,034
                                   ==============   ==============  ==============   ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                   -                -           4,031                -          20,027               -
    Units issued                          210,159                -           4,021            4,207          79,334          20,694
    Units redeemed                        (94,999)               -            (205)            (176)        (11,761)           (667)
                                   --------------   --------------  --------------   --------------  --------------  --------------
  Units outstanding at end of
    period                                115,160                -           7,847            4,031          87,600          20,027
                                   ==============   ==============  ==============   ==============  ==============  ==============

(a) For period beginning April 30, 2004 and ended December 31, 2004
(r) On April 30, 2004, LSA Value Equity merged into Investors
(u) For the period beginning February 26, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                Scudder
                                          Variable Insurance                    Scudder                          Scudder
                                            Trust (Class A)                Variable Series I                Variable Series I
                                              Sub-Account                     Sub-Account                      Sub-Account
                                   -------------------------------  -------------------------------  ------------------------------
                                               Small Cap
                                                 Index
                                               (Class A)                        Balanced                          Bond
                                   -------------------------------  -------------------------------  ------------------------------
                                        2004           2003 (u)          2004             2003            2004            2003
                                   --------------   --------------  --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)       $          938   $            9  $       49,486   $       50,609  $      266,185  $      230,508
Net realized gains (losses)                 1,830             (231)          5,213          173,064          69,879          24,604
Change in unrealized gains
  (losses)                                 49,457            7,607         145,992          165,217          17,602          22,517
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          52,225            7,385         200,691          388,890         353,666         277,629
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                  234,903          159,994         902,212          861,647       1,839,635       2,024,641
Payments on termination                    (1,836)          (3,682)       (134,557)        (165,149)       (328,322)       (334,042)
Monthly deductions:
  Cost of insurance                       (49,748)          (5,477)       (337,438)        (264,978)       (638,988)       (649,410)
  Mortality and expense risk
    charge                                   (936)             (55)        (19,625)         (16,046)        (54,360)        (30,371)
  Administrative expense charge            (9,708)            (872)        (19,188)         (14,742)        (19,717)        (22,318)
  Policy fee                               (9,108)            (944)        (37,071)         (27,273)        (73,576)        (79,772)
Loans - net                                     -                -         (23,790)           2,813         (95,805)        (10,285)
Transfers among the sub-accounts
  and with the Fixed Account - net          4,300            1,469         (43,742)         213,497          15,329        (604,056)
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                167,867          150,433         286,801          589,769         644,196         294,387
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         220,092          157,818         487,492          978,659         997,862         572,016

NET ASSETS AT BEGINNING OF PERIOD         157,818                -       2,877,064        1,898,405       6,087,566       5,515,550
                                   --------------   --------------  --------------   --------------  --------------  --------------

NET ASSETS AT END OF PERIOD        $      377,910   $      157,818  $    3,364,556   $    2,877,064  $    7,085,428  $    6,087,566
                                   ==============   ==============  ==============   ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                              10,077                -         248,919          192,218         428,697         404,592
    Units issued                           11,570           10,426          53,016           86,901         205,420         136,810
    Units redeemed                         (1,156)            (349)        (29,271)         (30,200)       (156,536)       (112,705)
                                   --------------   --------------  --------------   --------------  --------------  --------------
  Units outstanding at end of
    period                                 20,491           10,077         272,664          248,919         477,581         428,697
                                   ==============   ==============  ==============   ==============  ==============  ==============

(u) For the period beginning February 26, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                Scudder                          Scudder                         Scudder
                                           Variable Series I                Variable Series I               Variable Series I
                                              Sub-Account                      Sub-Account                     Sub-Account
                                   -------------------------------  -------------------------------  ------------------------------
                                           Global Discovery                 Growth and Income                 International
                                   -------------------------------  -------------------------------  ------------------------------
                                        2004              2003           2004             2003            2004            2003
                                   --------------   --------------  --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)       $        8,388   $        1,594  $       11,464   $       10,900  $       19,143  $        8,123
Net realized gains (losses)                97,015          (23,349)          2,822            3,540         (21,723)        (12,609)
Change in unrealized gains
  (losses)                                559,987          792,712         142,152          259,828         243,897         321,682
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                         665,390          770,957         156,438          274,268         241,317         317,196
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                  701,330          650,822         453,795          368,519         356,428         534,999
Payments on termination                  (198,310)         (83,580)        (60,195)         (63,729)        (57,059)        (81,307)
Monthly deductions:
  Cost of insurance                      (238,461)        (191,233)       (136,930)        (118,113)       (124,974)       (109,488)
  Mortality and expense risk
    charge                                (23,516)         (13,907)        (11,251)          (8,163)        (10,930)         (8,122)
  Administrative expense charge            (8,107)          (7,039)         (9,735)          (9,444)        (10,478)         (9,615)
  Policy fee                              (30,979)         (26,376)        (15,242)         (14,760)        (13,622)        (12,350)
Loans - net                               (26,394)             326          (4,183)           1,430          (4,167)         (1,480)
Transfers among the sub-accounts
  and with the Fixed Account - net        404,552          396,387          16,797           99,536        (138,917)          6,826
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                580,115          725,400         233,056          255,276          (3,719)        319,463
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       1,245,505        1,496,357         389,494          529,544         237,598         636,659

NET ASSETS AT BEGINNING OF PERIOD       2,741,263        1,244,906       1,384,873          855,329       1,442,772         806,113
                                   --------------   --------------  --------------   --------------  --------------  --------------

NET ASSETS AT END OF PERIOD        $    3,986,768   $    2,741,263  $    1,774,367   $    1,384,873  $    1,680,370  $    1,442,772
                                   ==============   ==============  ==============   ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             179,029          121,212         145,974          114,262         158,583         113,191
    Units issued                           81,441           78,631          43,166           45,844          34,043          61,291
    Units redeemed                        (49,379)         (20,814)        (19,357)         (14,132)        (34,128)        (15,899)
                                   --------------   --------------  --------------   --------------  --------------  --------------
  Units outstanding at end of
    period                                211,091          179,029         169,783          145,974         158,498         158,583
                                   ==============   ==============  ==============   ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                Strong
                                          Strong Opportunity              Variable Insurance                  T. Rowe Price
                                             Fund II, Inc.                    Funds, Inc.                  Equity Series, Inc.
                                              Sub-Account                     Sub-Account                      Sub-Account
                                   -------------------------------  -------------------------------  ------------------------------
                                          Opportunity Fund II             MidCap Growth Fund II      T. Rowe Price Blue Chip Growth
                                   -------------------------------  -------------------------------  ------------------------------
                                        2004              2003           2004             2003          2004 (a)        2003 (a)
                                   --------------   --------------  --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)       $            -   $        4,121  $            -   $            -  $        1,027  $            -
Net realized gains (losses)                72,835         (180,666)       (492,532)        (198,706)             39               -
Change in unrealized gains
  (losses)                              1,070,355        1,823,719       1,016,029          903,938          13,057               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                       1,143,190        1,647,174         523,497          705,232          14,123               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                1,562,808        2,073,686         902,306          994,667         138,184               -
Payments on termination                  (269,961)        (217,679)       (152,482)        (209,119)              -               -
Monthly deductions:
  Cost of insurance                      (519,472)        (470,207)       (314,612)        (282,834)        (12,311)              -
  Mortality and expense risk
    charge                                (49,443)         (37,037)        (26,471)         (19,240)           (282)              -
  Administrative expense charge           (27,766)         (36,102)        (28,989)         (32,173)         (2,390)              -
  Policy fee                              (58,317)         (57,456)        (38,064)         (39,220)         (1,798)              -
Loans - net                               (51,756)             262         (33,353)          51,417               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net        (96,456)        (751,304)        (36,326)         328,480          65,102               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                489,637          504,163         272,009          791,978         186,505               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       1,632,827        2,151,337         795,506        1,497,210         200,628               -

NET ASSETS AT BEGINNING OF PERIOD       6,167,798        4,016,461       3,393,491        1,896,281               -               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

NET ASSETS AT END OF PERIOD        $    7,800,625   $    6,167,798  $    4,188,997   $    3,393,491  $      200,628  $            -
                                   ==============   ==============  ==============   ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             404,355          360,754         315,377          236,524               -               -
    Units issued                           76,109          126,396         206,511          113,727          19,649               -
    Units redeemed                        (47,877)         (82,795)       (195,161)         (34,874)         (1,255)              -
                                   --------------   --------------  --------------   --------------  --------------  --------------
  Units outstanding at end of
    period                                432,587          404,355         326,727          315,377          18,394               -
                                   ==============   ==============  ==============   ==============  ==============  ==============

(a) For period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             T. Rowe Price                    T. Rowe Price                   T. Rowe Price
                                          Equity Series, Inc.              Equity Series, Inc.             Equity Series, Inc.
                                              Sub-Account                      Sub-Account                     Sub-Account
                                   -------------------------------  -------------------------------  ------------------------------
                                                                             T. Rowe Price                   T. Rowe Price
                                     T. Rowe Price Equity Income             Mid-Cap Growth                New America Growth
                                   -------------------------------  -------------------------------  ------------------------------
                                        2004             2003            2004             2003            2004            2003
                                   --------------   --------------  --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)       $      163,352   $       98,600  $            -   $            -  $          769  $            -
Net realized gains (losses)               327,371          (69,883)        496,647           22,078         184,346         (11,330)
Change in unrealized gains
  (losses)                              1,006,186        1,337,663       1,004,583        2,090,439          33,838         354,151
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                       1,496,909        1,366,380       1,501,230        2,112,517         218,953         342,821
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                3,505,152        2,423,787       2,016,689        2,607,858         374,880         372,893
Payments on termination                  (252,274)        (289,628)       (236,087)        (294,838)        (53,397)        (27,325)
Monthly deductions:
  Cost of insurance                      (856,273)        (539,290)       (677,865)        (591,403)       (157,399)       (124,955)
  Mortality and expense risk
    charge                                (70,026)         (40,620)        (87,047)         (44,895)        (12,331)         (7,943)
  Administrative expense charge           (75,595)         (38,394)        (30,522)         (31,189)         (2,310)         (3,300)
  Policy fee                             (112,649)         (71,151)        (80,639)         (76,165)        (17,620)        (16,083)
Loans - net                               (82,946)           6,290         (71,553)          43,892         (11,925)            127
Transfers among the sub-accounts
  and with the Fixed Account - net      1,616,235          362,138      (1,205,233)         629,804      (2,065,566)      2,070,518
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions              3,671,624        1,813,132        (372,257)       2,243,064      (1,945,668)      2,263,932
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       5,168,533        3,179,512       1,128,973        4,355,581      (1,726,715)      2,606,753

NET ASSETS AT BEGINNING OF PERIOD       7,742,393        4,562,881       8,516,780        4,161,199       3,252,732         645,979
                                   --------------   --------------  --------------   --------------  --------------  --------------

NET ASSETS AT END OF PERIOD        $   12,910,926   $    7,742,393  $    9,645,753   $    8,516,780  $    1,526,017  $    3,252,732
                                   ==============   ==============  ==============   ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             550,946          407,484         513,587          347,254         334,562          89,765
    Units issued                          298,501          208,812         162,455          281,024          42,199         256,127
    Units redeemed                        (49,978)         (65,350)       (184,524)        (114,691)       (235,207)        (11,330)
                                   --------------   --------------  --------------   --------------  --------------  --------------
  Units outstanding at end of
    period                                799,469          550,946         491,518          513,587         141,554         334,562
                                   ==============   ==============  ==============   ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                             The Universal                    The Universal
                                             T. Rowe Price                  Instituitional                   Instituitional
                                      International Series, Inc.              Funds, Inc.                      Funds, Inc.
                                              Sub-Account                     Sub-Account                      Sub-Account
                                   -------------------------------  -------------------------------  ------------------------------
                                                                              Van Kampen                       Van Kampen
                                             T. Rowe Price                       UIF                              UIF
                                          International Stock                Equity Growth                     High Yield
                                   -------------------------------  -------------------------------  ------------------------------
                                        2004              2003      2004 (a)(k)(m)(p)    2003 (a)         2004          2003 (u)
                                   --------------   --------------  -----------------   -----------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)       $       28,887   $       21,409  $          (1,100)  $         -  $        6,176  $            -
Net realized gains (losses)                 4,919          (31,703)              (967)            -             319            (243)
Change in unrealized gains
  (losses)                                293,461          472,109             81,885             -           4,206           2,263
                                   --------------   --------------  -----------------   -----------  --------------  --------------

Increase (decrease) in net assets
  from operations                         327,267          461,815             79,818             -          10,701           2,020
                                   --------------   --------------  -----------------   -----------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                  562,856          600,857            302,473             -         149,124          44,204
Payments on termination                   (38,034)         (56,624)           (13,898)            -            (938)         (3,798)
Monthly deductions:
  Cost of insurance                      (173,243)        (139,304)           (72,625)            -         (33,671)         (4,495)
  Mortality and expense risk
    charge                                (16,696)         (10,927)            (1,094)            -            (566)            (63)
  Administrative expense charge           (17,286)         (15,905)           (11,390)            -          (5,553)           (707)
  Policy fee                              (19,042)         (17,490)           (12,669)            -          (6,957)           (892)
Loans - net                               (10,147)           2,216             (6,732)            -            (253)              -
Transfers among the sub-accounts
  and with the Fixed Account - net        190,732           63,893            727,501             -           6,857           1,051
                                   --------------   --------------  -----------------   -----------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                479,140          426,716            911,566             -         108,043          35,300
                                   --------------   --------------  -----------------   -----------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         806,407          888,531            991,384             -         118,744          37,320

NET ASSETS AT BEGINNING OF PERIOD       2,010,720        1,122,189                  -             -          37,320               -
                                   --------------   --------------  -----------------   -----------  --------------  --------------

NET ASSETS AT END OF PERIOD        $    2,817,127   $    2,010,720  $         991,384   $         -  $      156,064  $       37,320
                                   ==============   ==============  =================   ===========  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             204,346          148,855                  -             -           3,085               -
    Units issued                           61,233           84,948            118,909             -           9,650           3,490
    Units redeemed                        (13,936)         (29,457)           (27,521)            -            (953)           (405)
                                   --------------   --------------  -----------------   -----------  --------------  --------------
  Units outstanding at end of
    period                                251,643          204,346             91,388             -          11,782           3,085
                                   ==============   ==============  =================   ===========  ==============  ==============

(a) For period beginning April 30, 2004 and ended December 31, 2004
(k) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(m) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
    Growth
(p) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
    Growth
(u) For the period beginning February 26, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             The Universal                    The Universal
                                            Instituitional                   Instituitional                 Van Eck Worldwide
                                              Funds, Inc.                      Funds, Inc.                   Insurance Trust
                                              Sub-Account                      Sub-Account                     Sub-Account
                                   -------------------------------  -------------------------------  ------------------------------
                                              Van Kampen                       Van Kampen
                                             UIF U.S. Mid                       UIF U.S.                    Van Eck Worldwide
                                               Cap Value                       Real Estate                   Absolute Return
                                   -------------------------------  -------------------------------  ------------------------------
                                    2004(a)(n)(q)      2003 (a)          2004           2003 (u)        2004 (a)        2003 (a)
                                   --------------   --------------  --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)       $      (11,753)  $            -  $        9,667   $            -  $            -  $            -
Net realized gains (losses)                 8,997                -          14,808             (204)              -               -
Change in unrealized gains
  (losses)                                890,231                -         187,501            8,544               8               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                         887,475                -         211,976            8,340               8               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                1,011,843                -         533,333          129,177           2,551               -
Payments on termination                  (233,594)               -            (836)               -               -               -
Monthly deductions:
  Cost of insurance                      (361,991)               -         (84,325)          (5,527)           (251)              -
  Mortality and expense risk
    charge                                (16,357)               -          (2,344)             (55)             (1)              -
  Administrative expense charge           (26,383)               -         (13,211)            (955)            (27)              -
  Policy fee                              (46,221)               -         (14,039)            (976)            (53)              -
Loans - net                               (78,672)               -          (9,815)               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net      6,527,853                -         325,212           16,284            (102)              -
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions              6,776,478                -         733,975          137,948           2,117               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       7,663,953                -         945,951          146,288           2,125               -

NET ASSETS AT BEGINNING OF PERIOD               -                -         146,288                -               -               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

NET ASSETS AT END OF PERIOD        $    7,663,953   $            -  $    1,092,239   $      146,288  $        2,125  $            -
                                   ==============   ==============  ==============   ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                   -                -          10,422                -               -               -
    Units issued                          783,228                -          48,681           10,568             228               -
    Units redeemed                       (111,129)               -          (2,050)            (146)            (14)              -
                                   --------------   --------------  --------------   --------------  --------------  --------------
  Units outstanding at end of
    period                                672,099                -          57,053           10,422             214               -
                                   ==============   ==============  ==============   ==============  ==============  ==============

(a) For period beginning April 30, 2004 and ended December 31, 2004
(n) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(q) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(u) For the period beginning February 26, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Van Kampen
                                           Van Eck Worldwide                Van Eck Worldwide                Life Investment
                                            Insurance Trust                  Insurance Trust                      Trust
                                              Sub-Account                      Sub-Account                     Sub-Account
                                   -------------------------------  -------------------------------  ------------------------------
                                           Van Eck Worldwide                Van Eck Worldwide                      LIT
                                           Emerging Markets                    Hard Assets                     Government
                                   -------------------------------  -------------------------------  ------------------------------
                                      2004 (a)         2003 (a)        2004 (a)         2003 (a)        2004 (a)        2003 (a)
                                   --------------   --------------  --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)       $            -   $            -  $            -   $            -  $            -  $            -
Net realized gains (losses)                    24                -             116                -              45               -
Change in unrealized gains
  (losses)                                  3,534                -           5,375                -             844               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           3,558                -           5,491                -             889               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                   33,472                -          76,223                -          40,091               -
Payments on termination                       (61)               -               -                -               -               -
Monthly deductions:
  Cost of insurance                        (3,313)               -          (2,861)               -          (2,574)              -
  Mortality and expense risk
    charge                                    (30)               -            (109)               -             (76)              -
  Administrative expense charge              (447)               -          (3,949)               -            (412)              -
  Policy fee                                 (562)               -            (523)               -            (463)              -
Loans - net                                     -                -               -                -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net         26,213                -          51,333                -           5,813               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                 55,272                -         120,114                -          42,379               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          58,830                -         125,605                -          43,268               -

NET ASSETS AT BEGINNING OF PERIOD               -                -               -                -               -               -
                                   --------------   --------------  --------------   --------------  --------------  --------------

NET ASSETS AT END OF PERIOD        $       58,830   $            -  $      125,605   $            -  $       43,268  $            -
                                   ==============   ==============  ==============   ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                   -                -               -                -               -               -
    Units issued                            4,689                -          10,151                -           4,356               -
    Units redeemed                            (71)               -            (204)               -            (194)              -
                                   --------------   --------------  --------------   --------------  --------------  --------------
  Units outstanding at end of
    period                                  4,618                -           9,947                -           4,162               -
                                   ==============   ==============  ==============   ==============  ==============  ==============

(a) For period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                              Van Kampen                       Van Kampen                      Van Kampen
                                            Life Investment                  Life Investment                 Life Investment
                                                 Trust                      Trust (Class II)                Trust (Class II)
                                              Sub-Account                      Sub-Account                     Sub-Account
                                   -------------------------------  -------------------------------  ------------------------------
                                              LIT Growth                  LIT Aggressive Growth                LIT Growth
                                              and Income                       (Class II)                 and Income (Class II)
                                   -------------------------------  -------------------------------  ------------------------------
                                        2004           2003 (u)     2004 (a)(h)(o)      2003 (a)          2004            2003
                                   --------------   --------------  --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)       $        2,520   $            -  $       (2,576)  $            -  $        7,555  $        1,236
Net realized gains (losses)                 4,969              412         (15,623)               -          37,710           4,166
Change in unrealized gains
  (losses)                                 82,820           17,421         135,035                -         385,963         241,171
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          90,309           17,833         116,836                -         431,228         246,573
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                  790,171          200,859         328,868                -         433,859         247,725
Payments on termination                    (4,614)          (7,395)       (124,980)               -        (119,283)        (17,819)
Monthly deductions:
  Cost of insurance                      (109,992)         (14,425)       (102,740)               -        (172,681)        (55,655)
  Mortality and expense risk
    charge                                 (2,552)            (249)         (3,650)               -         (11,502)         (2,959)
  Administrative expense charge           (20,210)          (1,967)        (11,144)               -          (5,952)         (1,878)
  Policy fee                              (21,745)          (2,399)        (15,577)               -         (14,944)         (6,137)
Loans - net                               (18,097)               -         (14,078)               -           8,388             360
Transfers among the sub-accounts                                 -
  and with the Fixed Account - net         38,555           14,139       1,199,023                -       2,642,165         738,988
                                   --------------   --------------  --------------   --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                651,516          188,563       1,255,722                -       2,760,050         902,625
                                   --------------   --------------  --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         741,825          206,396       1,372,558                -       3,191,278       1,149,198

NET ASSETS AT BEGINNING OF PERIOD         206,396                -               -                -       1,595,932         446,734
                                   --------------   --------------  --------------   --------------  --------------  --------------

NET ASSETS AT END OF PERIOD        $      948,221   $      206,396  $    1,372,558   $            -  $    4,787,210  $    1,595,932
                                   ==============   ==============  ==============   ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                              15,236                -               -                -         152,685          54,442
    Units issued                           50,284           19,832         209,782                -         286,152         115,185
    Units redeemed                         (4,323)          (4,596)        (87,540)               -         (36,021)        (16,942)
                                   --------------   --------------  --------------   --------------  --------------  --------------
  Units outstanding at end of
    period                                 61,197           15,236         122,242                -         402,816         152,685
                                   ==============   ==============  ==============   ==============  ==============  ==============

(a) For period beginning April 30, 2004 and ended December 31, 2004
(h) On April 30, 2004, LSA Aggressive Growth merged into Van Kampen LIT Aggressive Growth (Class II)
(o) On April 30, 2004, LSA Emerging Growth Equity merged into Van Kampen LIT Aggressive Growth (Class II)
(u) For the period beginning February 26, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Lincoln Benefit Life Variable Life Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Lincoln Benefit issues five life insurance policies, the Investor's Select, the Consultant, the Consultant SL, the Consultant Protector and the Consultant Accumulator (collectively the "Policies"), the deposits of which are invested at the direction of the policyholders in the sub-accounts that comprise the Account. Absent any Policy provisions wherein Lincoln Benefit contractually guarantees a specified death benefit, variable life policyholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

      AIM VARIABLE INSURANCE FUNDS                 JANUS ASPEN SERIES (SERVICE SHARES)
        AIM V.I. Basic Value                         Balanced (Service Shares)
        AIM V.I. Capital Appreciation                Foreign Stock (Service Shares) (Formerly
        AIM V.I. Dent Demographics                         known as International Value
        AIM V.I. Mid Cap Core Equity                       (Service Shares))
        AIM V.I. Premier Equity                      Mid Cap Value (Service Shares)
      THE ALGER AMERICAN FUND                        Risk-Managed Core (Service Shares)
        Alger Growth (Formerly known as Growth)      Worldwide Growth (Service Shares)
        Alger Income and Growth (Formerly          LAZARD RETIREMENT SERIES, INC.
              known as Income and Growth)            Emerging Markets
        Alger Leveraged AllCap (Formerly known     LSA VARIABLE SERIES TRUST
              as Leveraged AllCap)                   LSA Aggressive Growth (Merged into Van
        Alger Mid Cap Growth (Formerly known               Kampen LIT Aggressive Growth
              as Mid Cap Growth)                           (Class II) on April 30, 2004)
        Alger Small Capitalization (Formerly         LSA Balanced (Merged into OpCap
              known as Small Capitalization)               Balanced on April 30, 2004)
      FEDERATED INSURANCE SERIES                     LSA Basic Value (Merged into AIM V.I.
        Federated Capital Income Fund II                   Basic Value on April 30, 2004)
        Federated Fund for U.S. Government           LSA Blue Chip (Merged into Van Kampen
              Securities II                                UIF Equity Growth on April 30,
        Federated High Income Bond Fund II                 2004)
      FIDELITY VARIABLE INSURANCE PRODUCTS FUND      LSA Capital Appreciation (Merged into
        VIP Asset Manager                                  Capital Appreciation on April 30,
        VIP Contrafund                                     2004)
        VIP Equity-Income                            LSA Capital Growth (Merged into Van
        VIP Growth                                         Kampen UIF Equity Growth on
        VIP Index 500                                      April 30, 2004)
        VIP Investment Grade Bond                    LSA Disciplined Equity (Merged into LSA
        VIP Money Market                                   Equity Growth on April 30, 2003)
        VIP Overseas                                 LSA Diversified Mid Cap (Merged into
      JANUS ASPEN SERIES                                   Van Kampen UIF U.S. Mid Cap
        Balanced                                           Value on April 30, 2004)
        Capital Appreciation                         LSA Emerging Growth Equity (Merged
        Flexible Income                                    into Van Kampen LIT Aggressive
        Growth                                             Growth (Class II) on April 30, 2004)
        Mid Cap Growth
        Worldwide Growth

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      LSA VARIABLE SERIES TRUST (CONTINUED)             PUTNAM VARIABLE TRUST (CLASS IA)
        LSA Equity Growth (Merged into Van                VT High Yield (Class IA)
              Kampen UIF Equity Growth on                 VT International Growth and Income (Class
              April 30, 2004)                                   (IA)
        LSA Mid Cap Value (Merged into Van              RYDEX VARIABLE TRUST
              Kampen UIF U.S. Mid Cap Value on            Rydex Sector Rotation
              April 30, 2004)                           SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
        LSA Value Equity (Merged into Investors           All Cap Fund
              on April 30, 2004)                          High Yield Bond
      MFS VARIABLE INSURANCE TRUST                        Investors
        MFS Emerging Growth Series                      SCUDDER VARIABLE INSURANCE TRUST (CLASS A)
        MFS High Income Series                            EAFE Equity Index (Class A)
        MFS Investors Growth Stock Series                 Equity 500 Index (Class A)
        MFS Investors Trust Series                        Small Cap Index (Class A)
        MFS New Discovery Series                        SCUDDER VARIABLE SERIES I
        MFS Research Series                               Balanced
        MFS Total Return Series                           Bond
        MFS Utilities Series                              Global Discovery
        MFS Value Series                                  Growth and Income
      MFS VARIABLE INSURANCE TRUST (SERVICE               International
        CLASS)                                          STRONG OPPORTUNITY FUND II, INC.
        MFS New Discovery Series (Service Class)          Opportunity Fund II
      OPPENHEIMER VARIABLE ACCOUNT FUNDS                STRONG VARIABLE INSURANCE FUNDS, INC.
        Oppenheimer Global Securities                     MidCap Growth Fund II
        Oppenheimer Main Street Small Cap Growth        T. ROWE PRICE EQUITY SERIES, INC.
      OPPENHEIMER VARIABLE ACCOUNT FUNDS                  T. Rowe Price Blue Chip Growth
        (SERVICE CLASS ("SC"))                            T. Rowe Price Equity Income
        Oppenheimer Main Street Small Cap                 T. Rowe Price Mid-Cap Growth
              Growth (SC)                                 T. Rowe Price New America Growth
      PANORAMA SERIES FUND, INC.                        T. ROWE PRICE INTERNATIONAL SERIES, INC.
        Oppenheimer International Growth                  T. Rowe Price International Stock
      PANORAMA SERIES FUND, INC. (SERVICE CLASS         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
        ("SC"))                                           Van Kampen UIF Equity Growth
        Oppenheimer International Growth (SC)             Van Kampen UIF High Yield
      PIMCO ADVISORS VARIABLE INSURANCE TRUST             Van Kampen UIF U.S. Mid Cap Value
        NFJ Small Cap Value                               Van Kampen UIF U.S. Real Estate
        OpCap Balanced                                  VAN ECK WORLDWIDE INSURANCE TRUST
        OpCap Small Cap                                   Van Eck Worldwide Absolute Return
        PEA Renaissance                                   Van Eck Worldwide Emerging Markets
        PEA Science and Technology                        Van Eck Worldwide Hard Assets
      PIMCO VARIABLE INSURANCE TRUST                    VAN KAMPEN LIFE INVESTMENT TRUST
        Foreign Bond                                      LIT Government
        Money Market                                      LIT Growth and Income
        PIMCO Real Return                               VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
        PIMCO Total Return (Formerly known as             LIT Aggressive Growth (Class II)
              Total Return)                               LIT Growth and Income (Class II)
      PUTNAM VARIABLE TRUST
        VT International Growth and Income
              (Formerly known as VT
              International Growth and Income
              (Class IB))

     The net assets are affected by the investment results of each fund, transactions by policyholders and certain contract expenses (see Note 3). The accompanying financial statements include only policyholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments for the fixed account described below, the latter being included in the general account of Lincoln Benefit.

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LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     A policyholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     Lincoln Benefit provides administrative and insurance services to the policyholders for a fee. Lincoln Benefit also maintains a fixed account ("Fixed Account"), to which policyholders may direct their deposits and receive a fixed rate of return. Lincoln Benefit has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

     The LSA Variable Series Trust (the "Trust") was managed by LSA Asset Management, LLC (the "Manager"), a wholly owned subsidiary of Allstate, pursuant to an investment management agreement with the Trust. The Manager received a management fee from each sub-account investing in the Trust. Fees were payable monthly at an annual rate as a percentage of average daily net assets ranging from 0.80% to 1.05%. The Trust paid $653,331 in management fees to the Manager during 2004. As of April 30, 2004 the trust was dissolved and Funds were merged with other sub-accounts of the Account.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and current market prices of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

     DIVIDENDS -Dividends declared by the Funds are recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in Section 817(h) of the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of
     Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. As such, the operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account, as the Account did not generate taxable income. Earnings and realized capital gains of the Account attributable to the policyholders are excluded in the determination of federal income tax liability of Lincoln Benefit.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

3.   EXPENSES

     SURRENDER CHARGE- In the event the policy is surrendered, a withdrawal charge may be imposed. The charge ranges from $2.27 to $56.58 per $1,000. This charge is assessed if the Policy is surrendered during a specified

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     time, which ranges from 9 to 12 years depending upon the Policy, and varies based upon several variables including the policyholder's age and Account value at the time of surrender.

     MONTHLY DEDUCTIONS- On each monthly deduction day (the same day in each month as the Issue Date, or the last day of the month if a month does not have that day), Lincoln Benefit will deduct from the policy value an amount to cover certain charges and expenses incurred in connection with the policy. The monthly deduction is intended to compensate Lincoln Benefit for expenses incurred in connection with the cost of insurance, mortality and expense risk charges, administrative expense charges, and policy fees.

          COST OF INSURANCE- On all policies, Lincoln Benefit charges each policyholder monthly for cost of insurance. The cost of insurance is determined based upon several variables, including the policyholder's death benefit amount and account value. The cost of insurance is recognized as redemption of units.

          MORTALITY AND EXPENSE RISK CHARGE- The mortality and expense risk charge covers insurance benefits available with the policies and certain expenses of the policies. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the policies. The mortality and expense risk charge for Investor's Select is recognized as a reduction in the accumulated unit value, while the mortality and expense risk for Consultant, Consultant SL, Consultant Protector, and Consultant Accumulator is recognized as redemption of units.

          ADMINISTRATIVE EXPENSE CHARGE- Lincoln Benefit deducts an administrative expense charge on a monthly or annual basis to cover expenses incurred in evaluating the insured persons' risk, issuing the policy, and sales expenses. The administrative expense charge is recognized as redemption of units.

          POLICY FEE- On all policies, Lincoln Benefit deducts a policy fee on a monthly basis to cover expenses such as salaries, postage and periodic reports. The policy fee is recognized as redemption of units.

          The table below describes the deductions for each product. All deductions are made monthly unless otherwise noted below.

                             INVESTOR'S      CONSULTANT      CONSULTANT       CONSULTANT        CONSULTANT
                               SELECT            VL              VUL          PROTECTOR        ACCUMULATOR
                           ----------------------------------------------------------------------------------
     COST OF INSURANCE     Varies           Varies            Varies         Varies           Varies

     ADMINISTRATIVE        Years 1 - 12     $1.44 for years   N/A            Years 1 - 20     Minimum $0.2496
       EXPENSE CHARGE      $2.00 of         1-7; $0                          $0.3504;
       (PER $1,000         policy value;    thereafter                                        Maximum $2.4996
       INITIAL FACE        0% thereafter                                     $0.1992
       AMOUNT)             (deducted                                         thereafter
                           annually)

     POLICY FEE            $5.00            $7.50             $7.50          Year 1 $16.50;   $7.50
                                                                             $6.25
                                                                             thereafter

     MORTALITY AND         Annual rate      Years 1 - 14      Years 1 - 14   Years 1 - 14     Years 1 - 10
       EXPENSE RISK        0.70%            0.72%;            0.72%;         0.55%;           0.55%;
       CHARGE (AS A %      (deducted
       OF TOTAL MONTHLY    daily)           0.36%             0.36%          0.15%            0.15%
       SUB-ACCOUNT                          thereafter        thereafter     thereafter       thereafter
       VALUE)

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2004 were as follows:

                                                                                Purchases
                                                                             ---------------
Investment in AIM Variable Insurance Funds Sub-Accounts:
     AIM V.I. Basic Value (a)(j)                                             $     4,715,079
     AIM V.I. Capital Appreciation (a)(l)                                             36,198
     AIM V.I. Dent Demographics                                                      124,752
     AIM V.I. Mid Cap Core Equity (a)                                                118,458
     AIM V.I. Premier Equity (a)                                                      28,258

Investments in The Alger American Fund Sub-Accounts:
     Alger Growth (b)                                                              1,289,236
     Alger Income and Growth (c)                                                     595,471
     Alger Leveraged AllCap (d)                                                    1,316,853
     Alger MidCap Growth (e)                                                       3,011,879
     Alger Small Capitalization (f)                                                  987,185

Investments in the Federated Insurance Series Sub-Accounts:
     Federated Capital Income Fund II                                              2,321,912
     Federated Fund for U.S. Government Securities II                              2,407,038
     Federated High Income Bond Fund II                                            5,066,302

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
     VIP Asset Manager                                                             1,376,454
     VIP Contrafund                                                                6,573,702
     VIP Equity-Income                                                             5,993,221
     VIP Growth                                                                    6,311,401
     VIP Index 500                                                                 9,488,949
     VIP Investment Grade Bond                                                       482,123
     VIP Money Market                                                             21,104,265
     VIP Overseas                                                                  5,299,692

Investments in the Janus Aspen Series Sub-Accounts:
     Balanced                                                                      2,308,162
     Capital Appreciation (a)                                                        368,954
     Flexible Income                                                               1,983,695
     Growth                                                                        2,679,915
     Mid Cap Growth                                                                5,928,248
     Worldwide Growth                                                              1,811,069

(a) For period beginning April 30, 2004 and ended December 31, 2004
(b) Previously known as Growth
(c) Previously known as Income and Growth
(d) Previously known as Leveraged AllCap
(e) Previously known as MidCap Growth
(f) Previously known as Small Capitalization
(g) Previously known as International Value (Service Shares)
(j) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(l) On April 30, 2004, LSA Capital Appreciation merged into Capital Appreciation

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                Purchases
                                                                             ---------------
Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
     Balanced (Service Shares)                                               $       512,141
     Foreign Stock (Service Shares) (g)                                            3,075,354
     Mid Cap Value (Service Shares) (a)                                              126,408
     Risk-Managed Core (Service Shares) (a)                                            8,470
     Worldwide Growth (Service Shares)                                               332,473

Investments in the Lazard Reitrement Series, Inc. Sub-Account:
     Emerging Markets                                                                287,801

Investments in the LSA Variable Series Trust Sub-Accounts:
     LSA Aggressive Growth (h)                                                        74,205
     LSA Balanced (i)                                                                366,556
     LSA Basic Value (j)                                                             612,179
     LSA Blue Chip (k)                                                                58,100
     LSA Capital Appreciation (l)                                                     61,971
     LSA Capital Growth (m)                                                          259,909
     LSA Diversified Mid-Cap (n)                                                     369,657
     LSA Emerging Growth Equity (o)                                                  501,066
     LSA Equity Growth (p)                                                            68,596
     LSA Mid Cap Value (q)                                                         1,741,403
     LSA Value Equity (r)                                                          1,498,548

Investments in the MFS Variable Insurance Trust Sub-Accounts:
     MFS Emerging Growth Series                                                      676,091
     MFS High Income Series (a)                                                       24,555
     MFS Investors Growth Stock Series (a)                                            32,984
     MFS Investors Trust Series                                                    1,820,170
     MFS New Discovery Series                                                      1,150,415
     MFS Research Series                                                           1,112,924
     MFS Total Return Series                                                       3,550,384
     MFS Utilities Series                                                            143,681
     MFS Value Series (a)                                                             65,904

(a) For period beginning April 30, 2004 and ended December 31, 2004
(h) On April 30, 2004, LSA Aggressive Growth merged into Van Kampen LIT Aggressive Growth (Class II)
(i) On April 30, 2004, LSA Balanced merged into OpCap Balanced
(j) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(k) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(l) On April 30, 2004, LSA Capital Appreciation merged into Capital Appreciation
(m) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
    Growth
(n) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(o) On April 30, 2004, LSA Emerging Growth Equity merged into Van Kampen LIT Aggressive Growth (Class II)
(p) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
    Growth
(q) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(r) On April 30, 2004, LSA Value Equity merged into Investors

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                Purchases
                                                                             ---------------
Investments in the MFS Variable Insurance Trust (Service Class)
     Sub-Account:
       MFS New Discovery Series (Service Class)                              $     1,338,586

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
       Oppenheimer Global Securities (a)                                             244,415
       Oppenheimer Main Street Small Cap Growth                                      807,203

Investments in the Oppenheimer Variable Account Funds (Service
     Class ("SC")) Sub-Account:
       Oppenheimer Main Street Small Cap Growth (SC)                               5,576,626

Investments in the Panorama Series Fund, Inc. Sub-Account:
       Oppenheimer International Growth                                              191,141

Investments in the Panorama Series Fund, Inc. (Service Class
     ("SC")) Sub-Account:
       Oppenheimer International Growth (SC)                                       2,558,115

Investments in the PIMCO Advisors Variable Insurance Trust Sub-Accounts:
       NFJ Small Cap Value (a)                                                       244,638
       OpCap Balanced (a)(i)                                                       1,796,579
       OpCap Small Cap                                                             1,931,213
       PEA Renaissance (a)                                                            56,980
       PEA Science and Technology                                                    846,396

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
       Foreign Bond                                                                2,316,268
       Money Market                                                                1,544,066
       PIMCO Real Return (a)                                                          64,897
       PIMCO Total Return (s)                                                      5,374,024

Investments in the Putnam Variable Trust Sub-Account:
       VT International Growth and Income (t)                                      1,206,438

Investments in the Putnam Variable Trust (Class IA) Sub-Accounts:
       VT High Yield (Class IA)                                                      190,066
       VT International Growth and Income (Class IA)                                 135,848

Invetments in the Rydex Variable Trust Sub-Account:
       Rydex Sector Rotation                                                          68,150

(a) For period beginning April 30, 2004 and ended December 31, 2004
(i) On April 30, 2004, LSA Balanced merged into OpCap Balanced
(s) Previously known as Total Return
(t) Previously known as VT International Growth and Income (Class IB)

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                Purchases
                                                                             ---------------
Investments in the Salomon Brothers Variable Series Fund, Inc. Sub-Accounts:
       All Cap Fund                                                          $       296,361
       High Yield Bond (a)                                                           139,986
       Investors (a)(r)                                                            2,123,348

Investments in the Scudder Variable Insurance Trust (Class A) Sub-Accounts:
       EAFE Equity Index (Class A)                                                    62,502
       Equity 500 Index (Class A)                                                  1,096,593
       Small Cap Index (Class A)                                                     188,308

Investments in the Scudder Variable Series I Sub-Accounts:
       Balanced                                                                      667,855
       Bond                                                                        3,198,253
       Global Discovery                                                            1,374,162
       Growth and Income                                                             431,125
       International                                                                 338,534

Investments in the Strong Opportunity Fund II, Inc. Sub-Account:
       Opportunity Fund II                                                         1,267,937

Investments in the Strong Variable Insurance Funds, Inc. Sub-Account:
       MidCap Growth Fund II                                                       2,368,032

Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
       T. Rowe Price Blue Chip Growth (a)                                            200,317
       T. Rowe Price Equity Income                                                 4,815,543
       T. Rowe Price Mid-Cap Growth                                                2,795,311
       T. Rowe Price New America Growth                                              421,483

Investments in the T. Rowe Price International Series, Inc. Sub-Account:
       T. Rowe Price International Stock                                             647,192

Investments in The Universal Institutional Funds, Inc. Sub-Accounts:
       Van Kampen UIF Equity Growth (a)(k)(m)(p)                                   1,186,675
       Van Kampen UIF High Yield                                                     126,061
       Van Kampen UIF U.S. Mid Cap Value (a)(n)(q)                                 7,898,983
       Van Kampen UIF U.S. Real Estate                                               788,175

(a) For period beginning April 30, 2004 and ended December 31, 2004
(k) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(m) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
    Growth
(n) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(p) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
    Growth
(q) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(r) On April 30, 2004, LSA Value Equity merged into Investors

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                Purchases
                                                                             ---------------
Investments in Van Eck Worldwide Insurance Trust Sub-Accounts:
       Van Eck Worldwide Absolute Return (a)                                 $         2,255
       Van Eck Worldwide Emerging Markets (a)                                         56,037
       Van Eck Worldwide Hard Assets (a)                                             122,555

Investments in Van Kampen Life Investment Trust Sub-Accounts:
       LIT Government (a)                                                             44,389
       LIT Growth and Income                                                         715,436

Investments in the Van Kampen Life Investment Trust Sub-Account:
       LIT Aggressive Growth (Class II) (a)(h)(o)                                  2,115,761
       LIT Growth and Income (Class II)                                            3,162,983
                                                                             ---------------

                                                                             $   177,404,217
                                                                             ===============

(a) For period beginning April 30, 2004 and ended December 31, 2004
(h) On April 30, 2004, LSA Aggressive Growth merged into Van Kampen LIT Aggressive Growth (Class II)
(o) On April 30, 2004, LSA Emerging Growth Equity merged into Van Kampen LIT Aggressive Growth (Class II)

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS

     A summary of units outstanding, accumulation unit fair values, net assets, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios by sub-accounts is presented below for each of the four years in the period ended December 31, 2004.

     As discussed in Note 3, the expense ratio represent mortality and expense risk charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and nature of rider options selected by each policyholder.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

            * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of policy transactions.

           ** EXPENSE RATIO - These amounts represent the annualized policy expenses of the sub-account, consisting of mortality and expense risk charges for each period indicated. The ratios include only those expenses that result in a reduction in the accumulation unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

          *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units.

               Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

               Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                                    Investor's Select Policies
                                ---------------------------------------------------------------------------------------------------
                                                 At December 31,                           For the year ended December 31,
                                ------------------------------------------------   ------------------------------------------------
                                     Units        Accumulation      Net Assets       Investment         Expense          Total
                                    (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                                --------------   ---------------  --------------   --------------   --------------   --------------
Investments in the AIM
  Variable Insurance Funds
  Sub-Account:
     AIM V.I. Basic Value
        2004 (a)                           131   $         10.86  $        1,427             0.00%            0.70%            8.61%

Investments in the Federated
  Insurance Series
  Sub-Accounts:
     Federated Capital
       Income Fund II
        2004                               142             14.37           2,035             3.63             0.70             9.15
        2003                               119             13.16           1,568             6.00             0.70            19.83
        2002                               151             10.99           1,657             4.75             0.70           -24.48
        2001                               162             14.55           2,359             3.38             0.70           -14.33

(a) For period beginning April 30, 2004 and ended December 31, 2004

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                Investor's Select Policies (continued)
                                ---------------------------------------------------------------------------------------------------
                                                 At December 31,                           For the year ended December 31,
                                ------------------------------------------------   ------------------------------------------------
                                     Units        Accumulation      Net Assets       Investment         Expense          Total
                                    (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                                --------------   ---------------  --------------   --------------   --------------   --------------
Investments in the Federated
  Insurance Series
  Sub-Accounts (continued):
     Federated Fund for
       U.S. Government
       Securities II
        2004                               146   $         17.11  $        2,495             4.39%            0.70%            2.88%
        2003                               232             16.63           3,860             4.30             0.70             1.65
        2002                               316             16.36           5,172             2.75             0.70             8.29
        2001                               181             15.11           2,741             2.70             0.70             6.28
     Federated High Income
       Bond Fund II
        2004                               283             18.53           5,251             6.04             0.70             9.69
        2003                               362             16.90           6,127             5.81             0.70            21.36
        2002                               234             13.92           3,266            10.39             0.70             0.68
        2001                               266             13.83           3,672            10.88             0.70             0.67

Investments in the Fidelity
  Variable Insurance
  Products Fund
  Sub-Accounts:
     VIP Asset Manager
        2004                               319             18.45           5,881             2.62             0.70             4.73
        2003                               309             17.61           5,444             3.35             0.70            17.15
        2002                               329             15.04           4,958             3.77             0.70            -9.37
        2001                               369             16.59           6,125             3.78             0.70            -4.76
     VIP Contrafund
        2004                               954             23.39          22,318             0.31             0.70            14.67
        2003                               952             20.40          19,422             0.42             0.70            27.57
        2002                               969             15.99          15,485             0.83             0.70            -9.98
        2001                             1,044             17.76          18,541             0.74             0.70           -12.86
     VIP Equity-Income
        2004                               920             28.24          25,965             1.48             0.70            10.75
        2003                               998             25.50          25,437             1.64             0.70            29.42
        2002                             1,061             19.70          20,913             1.78             0.70           -17.53
        2001                             1,169             23.89          27,928             1.63             0.70            -5.62
     VIP Growth
        2004                               966             23.65          22,850             0.26             0.70             2.65
        2003                             1,144             23.04          26,351             0.23             0.70            31.92
        2002                             1,016             17.46          17,730             0.24             0.70           -30.59
        2001                             1,058             25.16          26,634             0.07             0.70           -18.23
     VIP Index 500
        2004                               186             11.41           2,119             1.17             0.70             9.84
        2003                               158             10.39           1,644             1.26             0.70            27.51
        2002                                89              8.15             723             1.16             0.70           -18.50

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                Investor's Select Policies (continued)
                                ---------------------------------------------------------------------------------------------------
                                                 At December 31,                           For the year ended December 31,
                                ------------------------------------------------   ------------------------------------------------
                                     Units        Accumulation      Net Assets       Investment         Expense          Total
                                    (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                                --------------   ---------------  --------------   --------------   --------------   --------------
Investments in the Fidelity
  Variable Insurance Products
  Fund Sub-Accounts (continued):
     VIP Money Market
        2004                               418   $         14.47  $        6,049             1.48%            0.70%            0.50%
        2003                               597             14.40           8,597             1.09             0.70             0.29
        2002                             1,481             14.35          21,269             1.57             0.70             0.98
        2001                             1,473             14.21          20,942             3.61             0.70             3.46
     VIP Overseas
        2004                               448             16.28           7,287             0.91             0.70            12.84
        2003                               329             14.43           4,754             0.70             0.70            42.37
        2002                               347             10.13           3,518             0.76             0.70           -20.84
        2001                               358             12.80           4,591             6.92             0.70           -21.72

Investments in the IAI Retirement
  Funds, Inc. Sub-Accounts:
     Balanced Portfolio
        2001 (w)                             -               N/A               -             5.21             0.70              N/A
     Regional Portfolio
        2001 (w)                             -               N/A               -             1.51             0.70              N/A
     Reserve Portfolio
        2001 (w)                             -               N/A               -             1.29             0.70              N/A

Investments in the Janus Aspen
  Series Sub-Accounts:
     Balanced
        2004                               442             29.45          13,003             2.23             0.70             7.77
        2003                               478             27.32          13,059             2.23             0.70            13.25
        2002                               520             24.13          12,551             2.60             0.70            -7.10
        2001                               518             25.97          13,459             2.81             0.70            -5.33
     Capital Appreciation
        2004 (a)                            12             11.44             141             0.42             0.70            14.43
     Flexible Income
        2004                               102             21.22           2,172             5.76             0.70             3.24
        2003                               132             20.56           2,724             5.09             0.70             5.65
        2002                               149             19.46           2,890             4.61             0.70             9.71
        2001                               141             17.74           2,498             6.04             0.70             6.98
     Growth
        2004                               808             22.26          17,991             0.14             0.70             3.79
        2003                               924             21.45          19,811             0.09             0.70            30.81
        2002                               996             16.39          16,334             0.00             0.70           -27.02
        2001                             1,110             22.47          24,941             0.07             0.70           -25.26

(a) For period beginning April 30, 2004 and ended December 31, 2004
(w) For the period beginning January 1, 2001 and ended May 15, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                              Investor's Select Policies (continued)
                                ---------------------------------------------------------------------------------------------------
                                                 At December 31,                           For the year ended December 31,
                                ------------------------------------------------   ------------------------------------------------
                                     Units        Accumulation      Net Assets       Investment         Expense          Total
                                    (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                                --------------   ---------------  --------------   --------------   --------------   --------------
Investments in the Janus Aspen
  Series Sub-Accounts (continued):
     Mid Cap Growth
        2004                               696   $         24.65  $       17,144             0.00%            0.70%           19.90%
        2003                               770             20.56          15,824             0.00             0.70            34.16
        2002                               793             15.32          12,154             0.00             0.70           -28.44
        2001                               891             21.41          19,075             0.00             0.70           -39.88
     Worldwide Growth
        2004                               850             24.31          20,659             0.97             0.70             4.05
        2003                               999             23.36          23,337             1.07             0.70            23.13
        2002                             1,113             18.97          21,122             0.91             0.70           -26.02
        2001                             1,299             25.65          33,315             0.49             0.70           -22.98

Investments in the Janus Aspen
  Series (Service Shares)
  Sub-Account:
     Foreign Stock
       (Service Shares) (g)
        2004                               241             12.11           2,914             0.35             0.70            17.39
        2003                               178             10.32           1,835             0.61             0.70            32.46
        2002 (x)                           201              7.79           1,569             0.06             0.70           -22.09

Investments in the LSA Variable
  Series Trust Sub-Accounts:
     LSA Aggressive Growth
        2004 (h)                             -               N/A               -             0.00             0.70             2.58
        2003                                37             10.10             367             0.00             0.70            37.72
        2002 (x)                             1              7.33              10             0.00             0.70           -26.67
     LSA Balanced
        2004 (i)                             -               N/A               -             0.30             0.00             1.39
        2003                                49             11.18             546             1.71             0.70            28.32
        2002 (x)                            16              8.71             146             2.54             0.70           -12.90
     LSA Basic Value
        2004 (j)                             -               N/A               -             0.00             0.00             1.66
        2003                                58             10.17             589             0.00             0.70            32.49
        2002 (x)                            24              7.67             182             0.00             0.70           -23.27

(g) Previously known as International Value (Service Shares)
(h) On April 30, 2004, LSA Aggressive Growth merged into Van Kampen LIT Aggressive Growth (Class II)
(i) On April 30, 2004, LSA Balanced merged into OpCap Balanced
(j) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(x) For the period beginning May 1, 2002 and ended December 31, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                              Investor's Select Policies (continued)
                                ---------------------------------------------------------------------------------------------------
                                                 At December 31,                           For the year ended December 31,
                                ------------------------------------------------   ------------------------------------------------
                                     Units        Accumulation      Net Assets       Investment         Expense          Total
                                    (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                                --------------   ---------------  --------------   --------------   --------------   --------------
Investments in the LSA Variable
  Series Trust Sub-Accounts
  (continued):
     LSA Blue Chip
        2004 (k)                             -   $           N/A  $            -             0.00%            0.70%           -1.90%
        2003                                15              9.96             147             0.03             0.70            24.36
        2002 (x)                             7              8.01              59             0.00             0.70           -19.88
     LSA Capital Appreciation
        2004 (l)                             -               N/A               -             0.00             0.70             1.51
        2003                                28             10.61             298             0.00             0.70            29.43
        2002 (x)                             1              8.20               8             0.00             0.70           -17.99
     LSA Capital Growth
        2004 (m)                             -               N/A               -             0.00             0.70             0.72
        2003                                 7             10.07              76             0.27             0.70            22.67
        2002 (x)                             4              8.21              35             0.08             0.70           -17.90
     LSA Disciplined Equity
        2003 (v)                             -               N/A               -            14.57             0.70              N/A
        2002 (x)                           < 1              8.00               2             0.95             0.70           -20.02
     LSA Diversified Mid Cap
        2004 (n)                             -               N/A               -             0.02             0.70             0.40
        2003                                55             10.31             565             0.10             0.70            31.87
        2002 (x)                            18              7.82             140             0.23             0.70           -21.81
     LSA Emerging Growth Equity
        2004 (o)                             -               N/A               -             0.00             0.70             5.54
        2003                                29             10.06             291             0.00             0.70            45.91
        2002 (x)                             1              6.89               9             0.00             0.70           -31.07
     LSA Equity Growth
        2004 (p)                             -               N/A               -             0.00             0.70            -0.72
        2003 (v)                            12              9.50             120             0.00             0.70            22.61
        2002 (x)                             1              7.75               9             0.00             0.70           -22.50

(k) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(l) On April 30, 2004, LSA Capital Appreciation merged into Capital Appreciation
(m) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
    Growth
(n) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(o) On April 30, 2004, LSA Emerging Growth Equity merged into Van Kampen LIT Aggressive Growth (Class II)
(p) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
    Growth
(v) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth.
(x) For the period beginning May 1, 2002 and ended December 31, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                Investor's Select Policies (continued)
                                ---------------------------------------------------------------------------------------------------
                                                 At December 31,                           For the year ended December 31,
                                ------------------------------------------------   ------------------------------------------------
                                     Units        Accumulation      Net Assets       Investment         Expense          Total
                                    (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                                --------------   ---------------  --------------   --------------   --------------   --------------
Investments in the LSA Variable
  Series Trust Sub-Accounts
  (continued):
     LSA Mid Cap Value
        2004 (q)                             -   $           N/A  $            -             0.06%            0.70%            0.18%
        2003                               288             11.77           3,381             0.10             0.70            38.80
        2002 (x)                           213              8.48           1,811             0.44             0.70           -15.23
     LSA Value Equity
        2004 (r)                             -               N/A               -             1.18             0.70             0.33
        2003                                19             10.30             195             1.98             0.70            29.53
        2002 (x)                             7              7.95              55             0.00             0.70           -22.50

Investments in the MFS Variable
  Insurance Trust (Service
  Class) Sub-Account:
     MFS New Discovery
       Series (Service Class)
        2004                               160             10.49           1,675             0.00             0.70             5.47
        2003                               127              9.95           1,259             0.00             0.70            32.50
        2002 (x)                            13              7.51              96             0.00             0.70           -24.92

Investments in the Oppenheimer
  Variable Account Funds
  (Service Class ("SC"))
  Sub-Account:
     Oppenheimer Main Street
       Small Cap Growth (SC)
        2004                               296             13.35           3,945             0.00             0.70            18.34
        2003                               117             11.28           1,321             0.00             0.70            43.24
        2002 (x)                            49              7.88             386             0.00             0.70           -21.24

Investments in the Panorama
  Series Fund, Inc. (Service
  Class ("SC")) Sub-Account:
     Oppenheimer International
       Growth (SC)
        2004                               161             11.89           1,911             1.83             0.70            16.33
        2003                                64             10.22             652             0.32             0.70            44.52
        2002 (x)                            10              7.07              71             0.00             0.70           -29.28

(q) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(r) On April 30, 2004, LSA Value Equity merged into Investors
(x) For the period beginning May 1, 2002 and ended December 31, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                Investor's Select Policies (continued)
                                ---------------------------------------------------------------------------------------------------
                                                 At December 31,                           For the year ended December 31,
                                ------------------------------------------------   ------------------------------------------------
                                     Units        Accumulation      Net Assets       Investment         Expense          Total
                                    (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                                --------------   ---------------  --------------   --------------   --------------   --------------
Investments in the PIMCO
  Advisors Variable
  Insurance Trust
  Sub-Account:
     OpCap Balanced
        2004 (a) (i)                        55   $         10.85  $          599             0.00%            0.70%            8.52%
     OpCap Small Cap
        2004                               162             11.98           1,941             0.05             0.70            17.06
        2003                               254             10.24           2,599             0.04             0.70            41.66
        2002 (x)                           215              7.23           1,554             0.00             0.70           -27.74

Investments in the PIMCO
  Variable Insurance Trust
  Sub-Accounts:
     Foreign Bond
        2004                               129             11.29           1,456             1.66             0.70             4.82
        2003                               132             10.77           1,421             2.85             0.70             1.54
        2002 (x)                           101             10.60           1,063             2.77             0.70             6.04
     PIMCO Total Return (s)
        2004                               318             11.51           3,655             1.77             0.70             4.15
        2003                               188             11.05           2,074             4.84             0.70             4.31
        2002 (x)                           137             10.60           1,456             2.44             0.70             5.96

Investments in the Putnam
  Variable Trust
  Sub-Account:
     VT International Growth
       and Income (t)
        2004                                72             13.53             975             0.98             0.70            20.13
        2003                                63             11.26             712             0.77             0.70            36.88
        2002 (x)                            18              8.23             151             0.00             0.70           -17.71

Investments in the Salomon
  Brothers Variable Series
  Funds, Inc. Sub-Account:
     Investors
        2004 (a)                            45             10.99             490             2.83             0.70             9.94

(a) For period beginning April 30, 2004 and ended December 31, 2004
(i) On April 30, 2004, LSA Balanced merged into OpCap Balanced
(s) Previously known as Total Return
(t) Previously known as VT International Growth and Income (Class IB)
(x) For the period beginning May 1, 2002 and ended December 31, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                Investor's Select Policies (continued)
                                ---------------------------------------------------------------------------------------------------
                                                 At December 31,                           For the year ended December 31,
                                ------------------------------------------------   ------------------------------------------------
                                     Units        Accumulation      Net Assets       Investment         Expense          Total
                                    (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                                --------------   ---------------  --------------   --------------   --------------   --------------
Investments in the Scudder
  Variable Series I
  Sub-Accounts:
     Balanced
        2004                                34   $         10.85  $          373             1.68%            0.70%            5.74%
        2003                                38             10.26             388             2.20             0.70            17.11
        2002                                19              8.76             165             2.32             0.70           -12.37
     Bond
        2004                               113             17.13           1,929             4.25             0.70             4.64
        2003                               115             16.37           1,878             4.20             0.70             4.33
        2002                               120             15.69           1,887             6.29             0.70             6.90
        2001                               121             14.68           1,775             3.37             0.70             5.00

Investments in the Universal
  Institutional Funds, Inc
  Sub-Accounts:
     Van Kampen UIF
       Equity Growth
        2004 (a)                            56             10.83             607             0.19             0.70             8.28
     Van Kampen UIF U.S.
       Mid Cap Value
        2004 (a)                           318             11.37           3,616             0.04             0.70            13.75

Investments in the Van Kampen
  Life Investment Trust
  (Class II) Sub-Accounts:
     LIT Aggressive Growth
       (Class II)
        2004 (a)                            50             11.20             562             0.00             0.70            11.97
     LIT Growth and Income
       (Class II)
        2004                               197             11.77           2,318             0.50             0.70            13.32
        2003                                71             10.39             738             0.43             0.70            26.79
        2002 (x)                            36              8.19             296             0.00             0.70           -18.07

(a) For period beginning April 30, 2004 and ended December 31, 2004
(x) For the period beginning May 1, 2002 and ended December 31, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  Consultant, Consultant SL, Accumulator, and Protector Policies
                                ---------------------------------------------------------------------------------------------------
                                                 At December 31,                           For the year ended December 31,
                                ------------------------------------------------   ------------------------------------------------
                                     Units        Accumulation      Net Assets       Investment         Expense          Total
                                    (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                                --------------   ---------------  --------------   --------------   --------------   --------------
Investments in the AIM Variable
  Insurance Funds
  Sub-Accounts:
     AIM V.I. Basic Value
        2004 (a)                           308   $         10.91  $        3,356             0.00%            0.00%            9.12%
     AIM V.I. Capital
       Appreciation
        2004 (a)                             3             10.91              38             0.00             0.00             9.09
     AIM V.I. Dent
       Demographics
        2004                                11             15.33             175             0.00             0.00             8.25
        2003 (u)                             3             14.16              44             0.00             0.00            41.58
     AIM V.I. Mid Cap
       Core Equity
        2004 (a)                            10             10.94             113             0.25             0.00             9.37
     AIM V.I. Premier
       Equity
        2004 (a)                             2             10.79              26             0.88             0.00             7.91

Investments in The Alger
  American Fund
  Sub-Accounts:
     Alger Growth (b)
        2004                               636             11.51           7,316             0.00             0.00             5.50
        2003                               625             10.91           6,813             0.00             0.00            35.16
        2002                               417              8.07           3,366             0.04             0.00           -32.99
        2001                               346             12.04           4,170             0.23             0.00           -11.82
     Income and Growth (c)
        2004                               405             13.44           5,448             0.52             0.00             7.84
        2003                               388             12.46           4,831             0.31             0.00            29.84
        2002                               343              9.60           3,290             0.62             0.00           -31.10
        2001                               246             13.93           3,428             0.35             0.00           -14.32
     Leveraged AllCap (d)
        2004                               548             13.95           7,648             0.00             0.00             8.19
        2003                               479             12.89           6,171             0.00             0.00            34.72
        2002                               381              9.57           3,647             0.01             0.00           -33.91
        2001                               301             14.48           4,358             0.00             0.00           -15.93

(a) For period beginning April 30, 2004 and ended December 31, 2004
(b) Previously known as Growth
(c) Previously known as Income and Growth
(d) Previously known as Leveraged AllCap

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                            Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                                ---------------------------------------------------------------------------------------------------
                                                 At December 31,                           For the year ended December 31,
                                ------------------------------------------------   ------------------------------------------------
                                     Units        Accumulation      Net Assets       Investment         Expense          Total
                                    (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                                --------------   ---------------  --------------   --------------   --------------   --------------
Investments in The Alger
  American Fund
  Sub-Accounts (continued):
     MidCap Growth (e)
        2004                               805   $         18.45  $       14,850             0.00%            0.00%           13.04%
        2003                               686             16.32          11,195             0.00             0.00            47.79
        2002                               516             11.05           5,704             0.00             0.00           -29.54
        2001                               369             15.68           5,791             0.00             0.00            -6.52
     Small Capitalization (f)
        2004                               446             10.24           4,562             0.00             0.00            16.57
        2003                               399              8.78           3,501             0.00             0.00            42.34
        2002                               303              6.17           1,872             0.00             0.00           -26.23
        2001                               223              8.36           1,868             0.04             0.00           -29.51

Investments in the Federated
  Insurance Series
  Sub-Accounts:
     Federated Capital Income
       Fund II
        2004                               236              9.01           2,131             3.63             0.00             9.92
        2003                               136              8.20           1,114             6.00             0.00            20.67
        2002                               130              6.80             882             4.75             0.00           -23.95
        2001                                81              8.94             720             3.38             0.00           -13.72
     Federated Fund for
       U.S. Government
       Securities II
        2004                               366             14.08           5,159             4.39             0.00             3.61
        2003                               363             13.59           4,939             4.30             0.00             2.37
        2002                               409             13.28           5,435             2.75             0.00             9.05
        2001                               210             12.18           2,554             2.70             0.00             7.03
     Federated High Income
       Bond Fund II
        2004                               368             12.77           4,706             6.04             0.00            10.46
        2003                               345             11.57           3,988             5.81             0.00            22.21
        2002                               184              9.46           1,737            10.39             0.00             1.39
        2001                               144              9.33           1,347            10.88             0.00             1.38

(e) Previously known as MidCap Growth
(f) Previously known as Small Capitalization

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                                ---------------------------------------------------------------------------------------------------
                                                 At December 31,                           For the year ended December 31,
                                ------------------------------------------------   ------------------------------------------------
                                     Units        Accumulation      Net Assets       Investment         Expense          Total
                                    (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                                --------------   ---------------  --------------   --------------   --------------   --------------
Investments in the Fidelity
  Variable Insurance
  Products Fund
  Sub-Accounts:
     VIP Asset Manager
        2004                               217   $         12.62  $        2,734             2.62%            0.00%            5.47%
        2003                               196             11.96           2,342             3.35             0.00            17.97
        2002                               123             10.14           1,245             3.77             0.00            -8.73
        2001                                84             11.11             928             3.78             0.00            -4.09
     VIP Contrafund
        2004                             1,301             15.76          20,505             0.31             0.00            15.48
        2003                             1,043             13.65          14,235             0.42             0.00            28.46
        2002                               784             10.63           8,334             0.83             0.00            -9.35
        2001                               564             11.72           6,614             0.74             0.00           -12.24
     VIP Equity-Income
        2004                               745             14.39          10,728             1.48             0.00            11.53
        2003                               632             12.91           8,157             1.64             0.00            30.33
        2002                               458              9.90           4,532             1.78             0.00           -16.95
        2001                               347             11.92           4,134             1.63             0.00            -4.96
     VIP Growth
        2004                             1,546             11.29          17,462             0.26             0.00             3.38
        2003                             1,250             10.93          13,651             0.23             0.00            32.85
        2002                               965              8.22           7,938             0.24             0.00           -30.11
        2001                               701             11.77           8,245             0.07             0.00           -17.65
     VIP Index 500
        2004                             2,361             12.11          28,591             1.17             0.00            10.61
        2003                             2,029             10.95          22,212             1.26             0.00            28.41
        2002                             1,666              8.53          14,210             1.16             0.00           -22.25
        2001                             1,271             10.97          13,935             0.96             0.00           -12.10
     VIP Investment Grade
       Bond
        2004                                53             10.84             577             1.57             0.00             4.45
        2003 (u)                            10             10.38             107             0.00             0.00             3.80
     VIP Money Market
        2004                             1,002             12.35          12,372             1.48             0.00             1.21
        2003                             1,167             12.20          14,229             1.09             0.00             1.00
        2002                             1,399             12.08          16,893             1.57             0.00             1.69
        2001                               962             11.88          11,422             3.61             0.00             4.19
     VIP Overseas
        2004                               423             12.46           5,265             0.91             0.00            13.63
        2003                               316             10.96           3,461             0.70             0.00            43.37
        2002                               205              7.65           1,569             0.76             0.00           -20.28
        2001                               119              9.59           1,139             6.92             0.00           -21.17

(u) For the period beginning February 26, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                                ---------------------------------------------------------------------------------------------------
                                                 At December 31,                           For the year ended December 31,
                                ------------------------------------------------   ------------------------------------------------
                                     Units        Accumulation      Net Assets       Investment         Expense          Total
                                    (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                                --------------   ---------------  --------------   --------------   --------------   --------------
Investments in the Janus Aspen
  Series Sub-Accounts :
     Balanced
        2004                               907   $         16.05  $       14,565             2.23%            0.00%            8.53%
        2003                               890             14.79          13,163             2.23             0.00            14.05
        2002                               794             12.97          10,298             2.60             0.00            -6.45
        2001                               593             13.86           8,225             2.81             0.00            -4.67
     Capital Appreciation
        2004 (a)                            14             11.50             165             0.42             0.00            14.97
     Flexible Income
        2004                               317             14.64           4,646             5.76             0.00             3.97
        2003                               281             14.08           3,958             5.09             0.00             6.39
        2002                               200             13.23           2,657             4.61             0.00            10.48
        2001                               108             11.98           1,299             6.04             0.00             7.74
     Growth
        2004                             1,273             11.16          14,205             0.14             0.00             4.52
        2003                             1,252             10.68          13,368             0.09             0.00            31.73
        2002                             1,183              8.11           9,588             0.00             0.00           -26.51
        2001                               977             11.03          10,776             0.07             0.00           -24.73
     Mid Cap Growth
        2004                             1,304             13.49          17,589             0.00             0.00            20.75
        2003                             1,168             11.17          13,048             0.00             0.00            35.10
        2002                             1,029              8.27           8,507             0.00             0.00           -27.94
        2001                               792             11.47           9,084             0.00             0.00           -39.45
     Worldwide Growth
        2004                             1,314             11.17          14,680             0.97             0.00             4.78
        2003                             1,280             10.66          13,654             1.07             0.00            23.99
        2002                             1,169              8.60          10,055             0.91             0.00           -25.50
        2001                               930             11.54          10,732             0.49             0.00           -22.44

Investments in the Janus Aspen
  Series (Service Shares)
  Sub-Account:
     Balanced (Service
       Shares)
        2004                                53             12.64             671             2.95             0.00             8.29
        2003 (u)                            14             11.67             165             1.75             0.00            16.68

(a) For period beginning April 30, 2004 and ended December 31, 2004
(u) For the period beginning February 26, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                                ---------------------------------------------------------------------------------------------------
                                                 At December 31,                           For the year ended December 31,
                                ------------------------------------------------   ------------------------------------------------
                                     Units        Accumulation      Net Assets       Investment         Expense          Total
                                    (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                                --------------   ---------------  --------------   --------------   --------------   --------------
Investments in the Janus Aspen
  Series (Service Shares)
  Sub-Account (continued):
     Foreign Stock
       (Service Shares) (g)
        2004                               141   $         12.34  $        1,740             0.35%            0.00%           18.22%
        2003                                30             10.44             312             0.61             0.00            33.39
        2002 (x)                            18              7.83             137             0.06             0.00           -21.72
     Mid Cap Value
       (Service Shares)
        2004 (a)                             9             11.44             100             0.34             0.00            14.35
     Risk-Managed Core
       (Service Shares)
        2004 (a)                             1             11.48               8             1.57             0.00            14.80
     Worldwide Growth
       (Service Shares)
        2004                                33             14.06             461             1.18             0.00             4.53
        2003 (u)                            12             13.45             163             0.42             0.00            34.53

Investments in the Lazard
  Variable Series Trust
  Sub-Account:
     Emerging Markets
        2004                                17             21.15             354             0.35             0.00            30.59
        2003 (u)                             1             16.19              24             0.01             0.00            61.93

Investments in the LSA
  Variable Series Trust
  Sub-Accounts:
     LSA Aggressive Growth
        2004 (h)                             -               N/A               -             0.00             0.00             2.82
        2003 (u)                             1             14.38              21             0.00             0.00            43.85
     LSA Balanced
        2004 (i)                             -               N/A               -             0.30             0.00             1.62
        2003                                38             10.69             404             1.71             0.00            29.22
        2002                                 9              8.27              71             2.54             0.00           -18.30
        2001 (y)                           < 1             10.13             < 1             9.65             0.00             1.28

(a) For period beginning April 30, 2004 and ended December 31, 2004
(g) Previously known as International Value (Service Shares)
(h) On April 30, 2004, LSA Aggressive Growth merged into Van Kampen LIT Aggressive Growth (Class II)
(i) On April 30, 2004, LSA Balanced merged into OpCap Balanced
(u) For the period beginning February 26, 2003 and ended December 31, 2003
(x) For the period beginning May 1, 2002 and ended December 31, 2002
(y) For the period beginning October 22, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                            Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                                ---------------------------------------------------------------------------------------------------
                                                 At December 31,                           For the year ended December 31,
                                ------------------------------------------------   ------------------------------------------------
                                     Units        Accumulation      Net Assets       Investment         Expense          Total
                                    (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                                --------------   ---------------  --------------   --------------   --------------   --------------
Investments in the LSA Variable
  Series Trust Sub-Accounts:
     LSA Basic Value
        2004 (j)                             -   $           N/A  $            -             0.00%            0.00%            1.90%
        2003                               177             11.28           1,997             0.00             0.00            33.42
        2002                                54              8.45             463             0.00             0.00           -21.70
        2001 (y)                             1             10.80              11             0.02             0.00             7.97
     LSA Blue Chip
        2004 (k)                             -               N/A               -             0.00             0.00            -1.67
        2003 (u)                             3             13.13              43             0.03             0.00            31.34
     LSA Capital Appreciation
        2004 (l)                             -               N/A               -             0.00             0.00             1.74
        2003 (u)                             1             13.32              11             0.00             0.00            33.19
     LSA Capital Growth
        2004 (m)                             -               N/A               -             0.00             0.00             0.95
        2003 (u)                             1             13.17               9             0.27             0.00            31.73
     LSA Diversified Mid-Cap
        2004 (n)                             -               N/A               -             0.02             0.00             0.63
        2003                                46             11.70             543             0.10             0.00            32.80
        2002                                17              8.81             147             0.23             0.00           -19.25
        2001 (y)                           < 1             10.91               5             0.13             0.00             9.08
     LSA Emerging Growth Equity
        2004 (o)                             -               N/A               -             0.00             0.00             5.79
        2003                                73             10.18             741             0.00             0.00            46.93
        2002 (x)                             1              6.93               5             0.00             0.00           -30.75
     LSA Equity Growth
        2004 (p)                             -               N/A               -             0.00             0.00            -0.49
        2003 (u)                             2             12.97              20             0.00             0.00            29.69
     LSA Mid Cap Value
        2004 (q)                             -               N/A               -             0.06             0.00             0.41
        2003                               128             14.08           1,807             0.10             0.00            39.78
        2002                                74             10.08             743             0.44             0.00            -7.49
        2001 (y)                             1             10.89               7             0.56             0.00             8.92

(j) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(k) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(l) On April 30, 2004, LSA Capital Appreciation merged into Capital Appreciation
(m) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
    Growth
(n) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(o) On April 30, 2004, LSA Emerging Growth Equity merged into Van Kampen LIT Aggressive Growth (Class II)
(p) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
    Growth
(q) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(u) For the period beginning February 26, 2003 and ended December 31, 2003
(x) For the period beginning May 1, 2002 and ended December 31, 2002
(y) For the period beginning October 22, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                            Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                                ---------------------------------------------------------------------------------------------------
                                                 At December 31,                           For the year ended December 31,
                                ------------------------------------------------   ------------------------------------------------
                                     Units        Accumulation      Net Assets       Investment         Expense          Total
                                    (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                                --------------   ---------------  --------------   --------------   --------------   --------------
Investments in the LSA Variable
  Series Trust Sub-Accounts
   (continued):
     LSA Value Equity
        2004 (r)                             -   $           N/A  $            -             1.18%            0.00%            0.56%
        2003                                39             10.74             424             1.98             0.00            30.44
        2002                                18              8.24             148             0.00             0.00           -22.17
        2001 (y)                           < 1             10.58             < 1             1.42             0.00             5.84

Investments in the MFS Variable
  Insurance Trust
  Sub-Accounts:
     MFS Emerging Growth
       Series
        2004                               548             10.87           5,951             0.00             0.00            12.96
        2003                               508              9.62           4,883             0.00             0.00            30.22
        2002                               403              7.39           2,981             0.00             0.00           -33.76
        2001                               307             11.15           3,424             0.00             0.00           -33.49
     MFS High Income Series
        2004 (a)                             2             10.85              25             0.00             0.00             8.47
     MFS Investors Growth
       Stock Series
        2004 (a)                             3             10.99              34             0.00             0.00             9.94
     MFS Investors Trust
       Series
        2004                               333             10.83           3,600             0.60             0.00            11.35
        2003                               303              9.72           2,944             0.82             0.00            22.14
        2002                               327              7.96           2,604             0.58             0.00           -20.96
        2001                               240             10.07           2,421             0.53             0.00           -15.95
     MFS New Discovery
       Series
        2004                               316             17.93           5,660             0.00             0.00             6.52
        2003                               271             16.83           4,569             0.00             0.00            33.72
        2002                               202             12.59           2,545             0.00             0.00           -31.63
        2001                               124             18.41           2,291             0.00             0.00            -5.03
     MFS Research Series
        2004                               283             11.28           3,186             0.84             0.00            15.85
        2003                               200              9.73           1,949             0.63             0.00            24.70
        2002                               179              7.80           1,400             0.26             0.00           -24.54
        2001                               141             10.34           1,459             0.01             0.00           -21.25
     MFS Total Return
       Series
        2004                               862             15.69          13,521             1.43             0.00            11.33
        2003                               665             14.10           9,368             1.69             0.00            16.32
        2002                               586             12.12           7,105             1.10             0.00            -5.17
        2001                               199             12.78           2,548             1.79             0.00             0.25

(a) For period beginning April 30, 2004 and ended December 31, 2004
(r) On April 30, 2004, LSA Value Equity merged into Investors
(y) For the period beginning October 22, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                                ---------------------------------------------------------------------------------------------------
                                                 At December 31,                           For the year ended December 31,
                                ------------------------------------------------   ------------------------------------------------
                                     Units        Accumulation      Net Assets       Investment         Expense          Total
                                    (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                                --------------   ---------------  --------------   --------------   --------------   --------------
Investments in the MFS Variable
  Insurance Trust
  Sub-Accounts (continued):
     MFS Utilities Series
        2004                                12   $         18.18  $          213             1.25%            0.00%           30.20%
        2003 (u)                             3             13.96              44             0.00             0.00            39.61
     MFS Value Series
        2004 (a)                             6             11.33              68             0.00             0.00            13.26

Investments in the Oppenheimer
  Variable Account Funds
  Sub-Account:
     Oppenheimer Global
       Securities
        2004 (a)                            23             11.74             267             0.00             0.00            17.37
     Oppenheimer Main Street
       Small Cap Growth
        2004                                46             18.30             848             0.00             0.00            19.42
        2003 (u)                             8             15.32             117             0.00             0.00            53.25

Investments in the Oppenheimer
  Variable Account Funds
  (Service Class ("SC"))
  Sub-Account:
     Oppenheimer Main Street
       Small Cap Growth (SC)
        2004                               156             13.60           2,119             0.00             0.00            19.18
        2003                               113             11.41           1,284             0.00             0.00            44.24
        2002 (x)                            38              7.91             305             0.00             0.00           -20.87

Investments in the Panorama
  Series Fund, Inc.
  Sub-Account:
     Oppenheimer International
       Growth
        2004                                12             20.37             247             0.69             0.00            17.85
        2003 (u)                             2             17.29              41             0.00             0.00            72.87

(a) For period beginning April 30, 2004 and ended December 31, 2004
(u) For the period beginning February 26, 2003 and ended December 31, 2003
(x) For the period beginning May 1, 2002 and ended December 31, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                                ---------------------------------------------------------------------------------------------------
                                                 At December 31,                           For the year ended December 31,
                                ------------------------------------------------   ------------------------------------------------
                                     Units        Accumulation      Net Assets       Investment         Expense          Total
                                    (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                                --------------   ---------------  --------------   --------------   --------------   --------------
Investments in the PIMCO
  Advisors Variable
  Insurance Trust
  Sub-Accounts:
     NFJ Small Cap Value
        2004 (a)                            19   $         12.15  $          230             3.64%            0.00%           21.51%
     Opcap Balanced
        2004 (a) (i)                        80             10.90             869             0.00             0.00             9.04
     OpCap Small Cap
        2004                               194             12.21           2,372             0.05             0.00            17.88
        2003                               102             10.36           1,057             0.04             0.00            42.65
        2002 (x)                            21              7.26             151             0.00             0.00           -27.40
     PEA Renaissance
        2004 (a)                             5             11.56              57             7.44             0.00            15.56
     PEA Science and
       Technology
        2004                               129              8.45           1,094             0.00             0.00            -5.10
        2003                               202              8.91           1,800             0.00             0.00            63.33
        2002                                54              5.45             293             0.00             0.00           -49.58
        2001 (y)                             2             10.82              18             0.00             0.00             8.18

Investments in the PIMCO
  Variable Insurance Trust
  Sub-Accounts:
     Foreign Bond
        2004                               112             11.50           1,288             1.66             0.00             5.56
        2003                                61             10.89             666             2.85             0.00             2.26
        2002 (x)                            24             10.65             261             2.77             0.00             6.53
     Money Market
        2004                                65             10.15             656             1.50             0.00             0.88
        2003                                31             10.06             314             0.63             0.00             0.57
     PIMCO Real Return
        2004 (a)                             6             10.84              64             0.67             0.00             8.39
     PIMCO Total Return (s)
        2004                               460             11.73           5,401             1.77             0.00             4.88
        2003                               284             11.18           3,175             4.84             0.00             5.04
        2002 (x)                           111             10.65           1,182             2.44             0.00             6.45

(a) For period beginning April 30, 2004 and ended December 31, 2004
(i) On April 30, 2004, LSA Balanced merged into OpCap Balanced
(s) Previously known as Total Return
(x) For the period beginning May 1, 2002 and ended December 31, 2002
(y) For the period beginning October 22, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                                ---------------------------------------------------------------------------------------------------
                                                 At December 31,                           For the year ended December 31,
                                ------------------------------------------------   ------------------------------------------------
                                     Units        Accumulation      Net Assets       Investment         Expense          Total
                                    (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                                --------------   ---------------  --------------   --------------   --------------   --------------
Investments in the Putnam
  Variable Trust Sub-Account:
     VT International
       Growth and
       Income (t)
        2004                                55   $         13.79  $          752             0.98%            0.00%           20.98%
        2003                                40             11.40             452             0.77             0.00            37.84
        2002 (x)                            19              8.27             153             0.00             0.00           -17.33

Investments in the Putnam
  Variable Trust (Class IA)
  Sub-Accounts:
     VT High Yield (Class IA)
        2004                                18             13.71             251             5.09             0.00            10.99
        2003 (u)                            10             12.35             130             0.00             0.00            23.53
     VT International Growth
       and Income (Class IA)
        2004                                11             18.20             194             0.86             0.00            21.31
        2003 (u)                             3             15.00              43             0.00             0.00            50.02

Investments in the Rydex
  Variable Trust Sub-Account:
     Rydex Sector Rotation
        2004                                 9             15.14             131             0.00             0.00            10.71
        2003 (u)                             4             13.68              58             0.00             0.00            36.77

Investments in the Salomon
  Brothers Variable Series
  Funds Inc. Sub-Accounts:
     All Cap Fund
        2004                                24             16.10             389             0.77             0.00             8.31
        2003 (u)                             8             14.87             119             0.38             0.00            48.67
     High Yield Bond
        2004 (a)                            12             11.05             137            11.77             0.00            10.50
     Investors
        2004 (a)                            71             11.05             779             2.83             0.00            10.46

(a) For period beginning April 30, 2004 and ended December 31, 2004
(t) Previously known as VT International Growth and Income (Class IB)
(u) For the period beginning February 26, 2003 and ended December 31, 2003
(x) For the period beginning May 1, 2002 and ended December 31, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                            Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                                ---------------------------------------------------------------------------------------------------
                                                 At December 31,                           For the year ended December 31,
                                ------------------------------------------------   ------------------------------------------------
                                     Units        Accumulation      Net Assets       Investment         Expense          Total
                                    (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                                --------------   ---------------  --------------   --------------   --------------   --------------
Investments in the Scudder
  Variable Insurance Trust
  (Class A)
  Sub-Accounts:
     EAFE Equity Index
       (Class A)
        2004                                 8   $         17.24  $          135             2.21%            0.00%           19.06%
        2003 (u)                             4             14.48              58             0.00             0.00            44.76
     Equity 500 Index
       (Class A)
        2004                                88             15.02           1,316             1.23             0.00            10.59
        2003 (u)                            20             13.58             272             0.05             0.00            35.83
     Small Cap Index
       (Class A)
        2004                                20             18.44             378             0.35             0.00            17.76
        2003 (u)                            10             15.66             158             0.01             0.00            56.62

Investments in the Scudder
  Variable Series I
  Sub-Accounts:
     Balanced
        2004                               238             12.55           2,991             1.68             0.00             6.48
        2003                               211             11.79           2,489             2.20             0.00            17.93
        2002                               173             10.00           1,733             2.32             0.00           -15.08
        2001                               155             11.77           1,826             1.98             0.00            -6.06
     Bond
        2004                               365             14.13           5,156             4.25             0.00             5.38
        2003                               314             13.41           4,209             4.20             0.00             5.06
        2002                               285             12.76           3,629             6.29             0.00             7.66
        2001                               276             11.85           3,275             3.37             0.00             5.75
     Global Discovery
        2004                               211             18.89           3,987             0.25             0.00            23.34
        2003                               179             15.31           2,741             0.08             0.00            49.09
        2002                               121             10.27           1,245             0.00             0.00           -19.89
        2001                                80             12.82           1,024             0.00             0.00           -24.59
     Growth and Income
        2004                               170             10.45           1,774             0.73             0.00            10.16
        2003                               146              9.49           1,385             0.97             0.00            26.74
        2002                               114              7.49             855             0.80             0.00           -23.13
        2001                                76              9.74             741             0.97             0.00           -11.30
     International
        2004                               158             10.60           1,680             1.23             0.00            16.53
        2003                               159              9.10           1,443             0.72             0.00            27.75
        2002                               113              7.12             806             0.92             0.00           -18.37
        2001                               111              8.72             966             0.36             0.00           -30.86

(u) For the period beginning February 26, 2003 and ended December 31, 2003

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                            Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                                ---------------------------------------------------------------------------------------------------
                                                 At December 31,                           For the year ended December 31,
                                ------------------------------------------------   ------------------------------------------------
                                     Units        Accumulation      Net Assets       Investment         Expense          Total
                                    (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                                --------------   ---------------  --------------   --------------   --------------   --------------
Investments in the Strong
  Opportunity Fund II, Inc.
  Sub-Account:
     Opportunity Fund II
        2004                               433   $         18.03  $        7,801             0.00%            0.00%           18.22%
        2003                               404             15.25           6,168             0.08             0.00            37.00
        2002                               361             11.13           4,016             0.55             0.00           -26.82
        2001                               187             15.21           2,851             0.52             0.00            -3.70

Investments in the Strong
  Variable Insurance Funds,
  Inc. Sub-Accounts:
     Discovery Fund II
        2002 (z)                             -               N/A               -             0.00             0.00              N/A
        2001                                41             12.66             519             0.95             0.00             4.08
     MidCap Growth Fund II
        2004                               327             12.82           4,189             0.00             0.00            19.15
        2003                               315             10.76           3,393             0.00             0.00            34.21
        2002                               237              8.02           1,896             0.00             0.00           -37.55
        2001                               189             12.84           2,425             0.00             0.00           -30.77

Investments in the T. Rowe Price
  Equity Series, Inc.
  Sub-Accounts:
      T. Rowe Price Blue
       Chip Growth
        2004 (a)                            18             10.91             201             1.02             0.00             9.07
      T. Rowe Price Equity
       Income
        2004                               799             16.15          12,911             1.58             0.00            14.92
        2003                               551             14.05           7,743             1.60             0.00            25.50
        2002                               407             11.20           4,563             1.86             0.00           -13.12
        2001                               235             12.89           3,028             1.64             0.00             1.46
     T. Rowe Price Mid-Cap
       Growth
        2004                               492             19.62           9,646             0.00             0.00            18.34
        2003                               514             16.58           8,517             0.00             0.00            38.39
        2002                               347             11.98           4,161             0.00             0.00           -21.25
        2001                               192             15.22           2,918             0.00             0.00            -0.92

(a) For period beginning April 30, 2004 and ended December 31, 2004
(z) For the period beginning January 1, 2002 and ended May 15, 2002

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                            Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                                ---------------------------------------------------------------------------------------------------
                                                 At December 31,                           For the year ended December 31,
                                ------------------------------------------------   ------------------------------------------------
                                     Units        Accumulation      Net Assets       Investment         Expense          Total
                                    (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                                --------------   ---------------  --------------   --------------   --------------   --------------
Investments in the T. Rowe Price
  Equity Series, Inc.
  Sub-Accounts (continued):
     T. Rowe Price New
       America Growth
        2004                               142   $         10.78  $        1,526             0.03%            0.00%           10.88%
        2003                               335              9.72           3,253             0.00             0.00            35.10
        2002                                90              7.20             646             0.00             0.00           -28.31
        2001                                50             10.04             503             0.00             0.00           -11.84

Investments in the T. Rowe Price
  International Series, Inc.
  Sub-Account:
     T. Rowe Price
       International
       Stock
        2004                               252             11.19           2,817             1.20             0.00            13.77
        2003                               204              9.84           2,011             1.37             0.00            30.52
        2002                               149              7.54           1,122             1.25             0.00           -18.29
        2001                                84              9.23             778             2.37             0.00           -22.21

Investments in The Universal
  Institutional Funds, Inc.
  Sub-Accounts:
     Van Kampen UIF
       Equity Growth
        2004 (a)                            35             10.88             384             0.19             0.00             8.79
     Van Kampen UIF High
       Yield
        2004                                12             13.25             156             6.39             0.00             9.48
        2003 (u)                             3             12.10              37             0.00             0.00            20.99
     Van Kampen UIF U.S.
       Mid Cap Value
        2004 (a)                           354             11.43           4,048             0.04             0.00            14.28
     Van Kampen UIF U.S.
       Real Estate
        2004                                57             19.14           1,092             1.56             0.00            36.39
        2003 (u)                            10             14.04             146             0.00             0.00            40.36

(a) For period beginning April 30, 2004 and ended December 31, 2004
(u) For the period beginning February 26, 2003 and ended December 31, 2003

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                            Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                                ---------------------------------------------------------------------------------------------------
                                                 At December 31,                           For the year ended December 31,
                                ------------------------------------------------   ------------------------------------------------
                                     Units        Accumulation      Net Assets       Investment         Expense          Total
                                    (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                                --------------   ---------------  --------------   --------------   --------------   --------------
Investments in the Van Eck
  Worldwide Insurance Trust
  Sub-Accounts:
     Van Eck Worldwide
       Absolute Return
        2004 (a)                           < 1   $          9.93  $            2             0.00%            0.00%           -0.71%
     Van Eck Worldwide
       Emerging Markets
        2004 (a)                             5             12.74              59             0.00             0.00            27.39
     Van Eck Worldwide
       Hard Assets
        2004 (a)                            10             12.63             126             0.00             0.00            26.27

Investments in the Van Kampen
  Life Investment Trust
  Sub-Accounts:
     LIT Government
        2004 (a)                             4             10.39              43             0.00             0.00             3.95
     LIT Growth and Income
        2004                                61             15.49             948             0.44             0.00            14.38
        2003 (u)                            15             13.55             206             0.00             0.00            35.47

Investments in the Van Kampen
  Life Investment Trust
  (Class II) Sub-Accounts:
     LIT Aggressive Growth
       (Class II)
        2004 (a)                            72             11.25             810             0.00             0.00            12.50
     LIT Growth and Income
       (Class II)
        2004                               206             11.99           2,469             0.50             0.00            14.12
        2003                                82             10.51             858             0.43             0.00            27.67
        2002 (x)                            18              8.23             151             0.00             0.00           -17.69

(a) For period beginning April 30, 2004 and ended December 31, 2004
(u) For the period beginning February 26, 2003 and ended December 31, 2003
(x) For the period beginning May 1, 2002 and ended December 31, 2002

PART C
OTHER INFORMATION

Item 26.
EXHIBITS

         (a) Resolution of the Board of Directors of Lincoln Benefit Life Company authorizing establishment of Registrant. (1)

         (b)      Custodian Agreement (Not Applicable)

         (c) (i) Principal Underwriting Agreement (2) (ii) Form of Selling Agreement (3) (iii) Schedule of Sales Commissions (10)

         (d) Form of the Consultant Accumulator Flexible Premium Variable Universal Life Policy(9)

         (e)      Application Form (10)

         (f) (1) Certificate of Incorporation of Lincoln Benefit (1) (2) By-laws of Lincoln Benefit (1)

         (g)      Contracts of Reinsurance (4)

         (h)      Fund Participation Agreements:

               (1) Form of Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc, Lincoln Benefit Life Company, and ALFS, Inc. (5)

               (2) Participation Agreement among the Alger American Fund, Lincoln Benefit Life Company and Fred Alger and Company, Incorporated. (1)

               (3) Participation Agreement among Lincoln Benefit Life Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. (1)

               (4) Participation Agreement among Lincoln Benefit Life Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. (1)

               (5) Fund Participation Agreement (Service Shares) between Janus Aspen Series and Lincoln Benefit Life Company. (5)

               (6) Form of Participation Agreement among Lincoln Benefit Life Company, Lazard Asset Management and Lazard Retirement Series, Inc. (7)

               (7) Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series Trust. (6)

               (8) Form of Participation Agreement among MFS Variable Insurance Trust, Lincoln Benefit Life Company, and Massachusetts Financial Services Company. (1)

               (9) (a) Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation Trust. (7)

               (9) (b) Amendment to Participation Agreement among OCC Accumulation Trust, OCC Distributors and Lincoln Benefit Life Company. (8)

               (10) Form of Participation Agreement among Oppenheimer Variable
                    Account Funds, OppenheimerFunds, Inc., and Lincoln Benefit Life Company. (5)

               (11) Form of Participation Agreement among Panorama Series Fund,
                    OppenheimerFunds, Inc., and Lincoln Benefit Life Company.
                    (5)

               (12) Form of Participation Agreement among PIMCO Variable
                    Insurance Trust, Lincoln Benefit Life Company and PIMCO Funds Distributor LLC. (7)

               (13) Form of Participation Agreement among Putnam Variable Trust,
                    Putnam Retail Management, Inc., and Lincoln Benefit Life Company. (5)

               (14) Form of Participation Agreement among Rydex Variable Trust,
                    Padco Financial Services, and Lincoln Benefit Life Company.
                    (8)

               (15) Form of Participation Agreement between Salomon Brothers
                    Variable Series Fund, Inc., Salomon Brothers Asset Management, Inc. and Lincoln Benfit Life Company. (7)

               (16) Fund Participation Agreement between Lincoln Benefit Life
                    Company, Scudder Variable Insurance Trust, and Deutsche Asset Management, Inc. (9).

               (17) Participation Agreement between Scudder Variable Life
                    Investment Fund and Lincoln Benefit Life Company. (1)

               (18) Form of Participation Agreement among Lincoln Benefit Life
                    Company, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and T. Rowe Price Investment Services, Inc. (1)

               (19) Form of Participation Agreement among Van Kampen Life
                    Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Lincoln Benefit Life Company. (5)

               (20) Form of Participation Agreement among Lincoln Benefit Life
                    Company, Van Kampen Universal Institutional Funds, and Miller Anderson & Sherrerd, LLP (7)

               (21) Form of Participation Agreement among Van Eck Worldwide
                    Insurance Trust Van Eck Securities Corporation, Van Eck Associates Corporation, and Lincoln Benefit Life Company(11)

         (i) Administrative Contracts (Not Applicable)

         (j) Other Material Contracts (Not Applicable)

         (k) Opinion and Consent of Counsel (10)

         (l) Actuarial Opinion and Consent (10)

         (m) Sample Calculations (9)

         (n) Other Consents

                  (1) Consent of Independent Registered Public Accounting Firm
                      (filed herewith)

                  (2) Consent of Attorneys (filed herewith)

         (o) Omitted financial statements (Not applicable)

         (p) Initial Capital Arrangements (Not Applicable)

         (q) Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) (9)

         (r) Table of Surrender Charge Factors and Percentages (10)

         (99)(a)  Powers of Attorney for Lawrence W. Dahl, Douglas F. Gaer, John
                  C. Lounds, J. Kevin McCarthy, Samuel H. Pilch, Steven E. Shebik, Casey J. Sylla, Michael J. Velotta, B. Eugene Wraith, James P. Zils (12)

         (99)(b) Power of Attorney for Kevin R. Slawin (13)

         (99)(c) Powers of Attorney for John C. Pintozzi, Douglas B. Welch, Steven C. Verney (filed herewith)

-----------------------


(1) Incorporated by reference from Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed March 11, 1998 (File No. 333- 47717).

(2) Incorporated by reference from Post-Effective Amendment No. 1 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed January 22, 1999 (File No. 333-47717).

(3) Incorporated by reference from Post-Effective Amendment No. 3 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed April 1, 1999 (File No. 333-50545, 811-7924).

(4) Incorporated by reference from Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed April 21, 1998 (File No. 333-50545, 811-7924).

(5) Incorporated by reference from Post-Effective Amendment No. 1 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed August 8, 2001 (File No. 333-61146, 811-7924).

(6) Incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed September 29, 1999 April 1, 1999 (File No. 333-82427, 811-7924).

(7) Incorporated by reference from Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed July 8, 1999 (File No. 333-82427, 811-7924).

(8) Incorporated by reference from Post-Effective Amendment No. 2 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed January 17, 2001 (File No. 333-82427, 811-7924).

(9) Incorporated by reference from Registration Statement on Form N-6 for Lincoln Benefit Life Variable Life Account, filed September 27, 2002 (file No. 333-100131, 811-7972).

(10) Incorporated by reference from Pre-Effective Amendment to Registration Statement on Form N-6 for Lincoln Benefit Life Variable Life Account, filed December 17, 2002 (file No. 333-100131, 811-7972).

(11) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account filed October 14, 2003 (File No. 333-109688)

(12) Post-Effective Amendment on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed April 14, 2003 (File No. 333-82427, 811-7924)

(13) Post-Effective Amendment on Form N-6 for Lincoln Benefit Life Variable Life Account, filed April 20, 2004 (File No. 333-100131, 811-9154)


Item 27.
EXECUTIVE OFFICERS AND DIRECTORS OF LINCOLN BENEFIT

         Our directors and officers are listed below. The principal business address of each of the officers and directors listed below is 2940 South 84th St., Lincoln, Nebraska 68506-4142.

NAME                                POSITION/OFFICE WITH DEPOSITOR
--------------------------          ------------------------------------------------------
Lawrence W. Dahl                    Director, Executive Vice President
Douglas F. Gaer                     Executive Vice President
John C. Lounds                      Director
John C. Pintozzi                    Director, Sr. Vice President
Kevin R. Slawin                     Director
Casey J. Sylla                      Director, Chairman of the Board and Chief Executive Officer
Michael J. Velotta                  Director, Sr. Vice President, General Counsel and Secretary
Douglas B. Welch                    Director, Vice President
B. Eugene Wraith                    Director, President and Chief Operating Officer
Samuel H. Pilch                     Group Vice President and Controller
Joseph Patrick Rath                 Assistant Vice President, Assistant General Counsel and Assistant Secretary
Eric A. Simonson                    Sr. Vice President and Chief Investment Officer
Dean M. Way                         Sr. Vice President and Actuary
Karen Gardner                       Vice President
Anson J. Glacy, Jr.                 Vice President
John E. Smith                       Vice President
Steven C. Verney                    Treasurer
Bob W. Birman                       Vice President
Randy DeCoursey                     Vice President
Teresa N. Carnazzo                  Vice President
William F. Emmons                   Vice President, Assistant General Counsel & Assistant Secretary
Georgia Feiste                      Vice President
Sharyn L. Jenson                    Vice President
Heidi Kelle                         Vice President
Scott Lawson                        Vice President
Barb Raymond                        Vice President
Stanley G. Shelley                  Vice President
Robert L. Vance                     Vice President and Assistant Treasurer
Jeanette Wellsandt                  Vice President
Errol Cramer                        Appointed Actuary
Karen Burckhardt                    Assistant Vice President
Joanne M. Derrig                    Assistant Vice President and Chief Privacy Officer
Philip Emmanuele                    Assistant Vice President
Lisa J. Flanary                     Assistant Vice President
Maria D. McNitt                     Assistant Vice President
Mary J. McGinn                      Assistant Secretary
Nancy Bufalino                      Assistant Treasurer
Barry S. Paul                       Assistant Treasurer
Robert E. Transon                   Assistant Vice President
Timothy N. Vander Pas               Assistant Vice President
Nestor Almaria                      Authorized Representative
Lynn Cirrincione                    Authorized Representative
Dave Simek                          Authorized Representative


Item 28.
PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     See Annual Report on Form 10-K of the Allstate Corporation, File No. 1-11840, filed February 24, 2005.


Item 29:
INDEMNIFICATION

         The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

         The By-Laws of ALFS, Inc. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

         Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the distributor for any liability that the latter may incur to a Policy Owner or party-in-interest under a Policy, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Policy; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public Policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public Policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 30.
PRINCIPAL UNDERWRITERS

         ALFS, Inc., ("ALFS") serves as principal underwriter and distributor of the Policies. ALFS is a wholly-owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

         Lincoln Benefit does not pay ALFS any commission or other compensation. As stated in the SAI, under the underwriting agreement for the Policies, Lincoln Benefit reimburses ALFS for expenses incurred in distributing the Policies, including liability arising from services Lincoln Benefit provides on the Policies.

         ALFS also serves as distributor for the Lincoln Benefit Life Variable Annuity Account, which is another separate account of Lincoln Benefit. In addition, ALFS serves as the principal distributor of certain annuity and insurance products issued by the following companies and separate accounts, all of which are affiliates of ALFS and Lincoln Benefit:

        Allstate Financial Advisors Separate Account I
        Allstate Life Variable Life Separate Account A
        Allstate Life of New York Separate Account A
        Allstate Life of New York Variable Life Separate Account A Charter National Variable Annuity Account
        Intramerica Variable Annuity Account

         The following are the directors and officers of ALFS. The principal business address of each of the officers and directors listed below is 3100 Sanders Road, Northbrook, IL 60062.

         Name                               Position with Distributor
      ---------------------------           ------------------------------------------------
      John E. Smith                         Director, President, Chief Executive Officer
      Casey J. Sylla                        Director
      Michael J. Velotta                    Director and Secretary
      Marian Goll                           Vice President, Treasurer and Financial Operations Principal
      Andrea J. Schur                       Vice President
      Maribel V. Gerstner                   Assistant Vice President and Compliance Officer
      Joanne M. Derrig                      Assistant Vice President and Chief Privacy Officer
      William F. Emmons                     Assistant Secretary
      Mary J. McGinn                        Assistant Secretary
      Barry S. Paul                         Assistant Treasurer
      Joseph Patrick Rath                   Vice President, General Counsel and Secretary
      Nancy Bufalino                        Assistant Treasurer
      Steven C. Verney                      Assistant Treasurer

Item 31.
LOCATION OF ACCOUNTS AND RECORDS

     The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506.

     The Principal Underwriter, ALFS, Inc. is located at 3100 Sanders Road, Northbrook, Illinois 60062.

         Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.


Item 32.
MANAGEMENT SERVICES

         None.

Item 33.
REPRESENTATION OF REASONABLENESS OF FEES

         Lincoln Benefit Life Company hereby represents that the aggregate fees and charges deducted under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Benefit.





                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, and State of Nebraska on April 20, 2005.

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                                  (Registrant)

                        By: Lincoln Benefit Life Company



                           * By: /s/ B. Eugene Wraith
                ------------------------------------------------
                                B. Eugene Wraith
                      President and Chief Operating Officer



                          LINCOLN BENEFIT LIFE COMPANY
                                   (Depositor)


                            *By: /s/ B. Eugene Wraith
                ------------------------------------------------
                                B. Eugene Wraith
                      President and Chief Operating Officer


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons and in the capacities and on April 20, 2005.

(Signature)                                 (Title)                                   (Date)


*/s/ B. Eugene Wraith
-----------------------------------         President, Chief Operating Officer
B. Eugene Wraith                            & Director
(Principal Executive Officer)



*/s/ Samuel H. Pilch
----------------------------------          Group Vice President & Controller
Samuel H. Pilch
(Principal Accounting Officer)



*/s/ Steven C. Verney
---------------------------------           Treasurer
Steven C. Verney
(Principal Financial Officer)



*/s/ Lawrence W. Dahl
---------------------------------           Director, Executive Vice President
Lawrence W. Dahl



*/s/ Douglas F. Gaer
--------------------------------            Executive Vice President
Douglas F. Gaer



*/s/ John C. Lounds
--------------------------------            Director
John C. Lounds



*/s/ Douglas B. Welch
--------------------------------            Director, Vice President
Douglas B. Welch



*/s/ John C. Pintozzi
--------------------------------            Director, Senior Vice President and
John C. Pintozzi                                 Chief Financial Officer



*/s/ Kevin R. Slawin
--------------------------------            Director
Kevin R. Slawin




*/s/ Casey J. Sylla
--------------------------------            Director, Chairman of the Board
Casey J. Sylla                              and Chief Executive Officer



/s/ Michael J. Velotta
---------------------------------           Director, Senior Vice President,
Michael J. Velotta                          General Counsel and Secretary


*  By Michael J. Velotta, pursuant to Power of Attorney.



INDEX TO EXHIBITS

FOR POST-EFFECTIVE AMENDMENT TO

REGISTRATION STATEMENT ON FORM N-6

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT



  EXHIBIT NO.                                                           SEQUENTIAL PAGE NO.


  26(n)(1) Consent of Independent Registered Public Accounting Firm

  26(n)(2) Consent of Attorneys

  99(c) Power of Attorney for John C. Pintozzi, Douglas B. Welch,
         Steven C. Verney